                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-94996


                            THE HUDSON RIVER TRUST

           1345 Avenue of the Americas -- New York, New York 10105

                     STATEMENT OF ADDITIONAL INFORMATION


                                 MAY 1, 1999

This Statement of Additional Information is not a prospectus. It should be read in conjunction with The Hudson River Trust ("Trust") Prospectus dated May 1, 1999 relating to Class IB shares and retained for future reference. This Statement of Additional Information relates to the Trust's Class IB shares. A separate Statement of Additional Information relates to the Trust's Class IA shares.

A copy of the Prospectus to which this Statement of Additional Information relates is available at no charge by writing the Trust at the above address.



                              TABLE OF CONTENTS


                                                                           PAGE
                                                                         --------
General Information and History.........................................      2
Investment Restrictions of the Portfolios...............................      4
Description of Certain Securities in Which the Portfolios May Invest ...      7
Management of the Trust.................................................     20
Investment Advisory and Other Services..................................     25
Brokerage Allocation....................................................     28
Trust Expenses and Other Charges........................................     29
Purchase and Pricing of Securities......................................     30
Certain Tax Considerations..............................................     32
Portfolio Performance...................................................     33
Other Services..........................................................     36
Financial Statements ...................................................     42
Appendix A--Description of Commercial Paper Ratings.....................    A-1


-----------------------------------------------------------------------------

HRT-SAI (2/99)
         Copyright 1998. The Hudson River Trust. All rights reserved.
                                                            Catalog No. 127665

GENERAL INFORMATION AND HISTORY
THE TRUST

The Hudson River Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("Investment Company Act"). Originally organized as a Maryland corporation, the Trust's operations commenced on March 22, 1985. On July 10, 1987, the Trust was reorganized as a Massachusetts business trust. Shares of each Portfolio are divided into two classes: Class IA shares and Class IB shares. Class IA shares are offered at net asset value pursuant to this Statement of Additional Information and a related prospectus and are not subject to fees imposed under any distribution plan. Class IB shares are offered at net asset value pursuant to a separate Statement of Additional Information and related prospectus and are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act. Prior to October 1, 1996, the Trust offered only Class IA shares.

The two classes of shares are offered under the Trust's multiple class distribution system approved by the Trust's Board of Trustees on June 7, 1996 and are designed to allow promotion of insurance products that invest in the Trust through alternative distribution channels. Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in the assets of that Portfolio and, generally, have identical voting, dividend, liquidation, and other rights, other than with respect to the payment of distribution fees under the Distribution Plan.


The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Currently the Trust's shareholders of Class IB shares are separate accounts of the Equitable Life Assurance Society of America ("The Equitable"). The Trust may offer its shares to separate accounts of other insurance companies, regardless of whether they are affiliated with Equitable. As of March 31, 1999, Equitable owned approximately 99.0% of the Trust's outstanding Class IA shares and all of the Trust's outstanding Class IB shares and, as a result, may be deemed to control the Trust.


As a "series" investment company, the Trust issues separate series of shares of beneficial interest, each of which represents a separate portfolio ("Portfolio") of investments. Each Portfolio resembles a separate fund issuing a separate class of stock. The Alliance Common Stock and Alliance Money Market Portfolios are the successors to Separate Accounts I and II of Equitable Variable Life Insurance Company, formerly a wholly owned subsidiary of Equitable that was merged into Equitable as of January 1, 1997 ("Equitable Variable"). (See "Description of Reorganization and Other Matters".) The Alliance Balanced and Alliance Aggressive Stock Portfolios received their initial funding on January 27, 1986 from Equitable Variable. The Alliance High Yield Portfolio received its initial funding on January 2, 1987. The Alliance Global Portfolio received its initial funding on August 27, 1987. The Alliance Conservative Investors and Alliance Growth Investors Portfolios received their initial funding on October 2, 1989. The Alliance Intermediate Government Securities Portfolio received its initial funding on April 1, 1991. The Alliance Quality Bond and Alliance Growth and Income Portfolios received their initial funding on October 1, 1993. The Alliance Equity Index Portfolio received its initial funding on March 1, 1994. The Alliance International Portfolio received its initial funding on April 3, 1995. The Alliance Small Cap Growth Portfolio received its initial funding on May 1, 1997.

The Trust does not currently foresee any disadvantages to policy owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other; however, it is theoretically possible that the interests of owners of various policies participating in the Trust through their separate accounts might at some time be in conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which could force the Trust to sell portfolio securities at disadvantageous prices.

Because of current Federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of March 31, 1999, to the Trust's knowledge, no Contractowners other than those set forth below owned Contracts entitling such persons to give voting instructions regarding more than 5% of either class of the outstanding shares of a Portfolio.



                                                                                 ALLIANCE
                                                                               INTERMEDIATE
                                                                                GOVERNMENT
                            ALLIANCE QUALITY           ALLIANCE EQUITY          SECURITIES        ALLIANCE MONEY-MARKET
                             BOND PORTFOLIO            INDEX PORTFOLIO           PORTFOLIO              PORTFOLIO
                        ------------------------- ------------------------ -------------------- -------------------------
                            UNITS        % OF        UNITS        % OF      UNITS      % OF         UNITS         % OF
                            OWNED      PORTFOLIO     OWNED      PORTFOLIO   OWNED    PORTFOLIO      OWNED      PORTFOLIO
                        ------------ -----------  ----------- -----------  ------- -----------  ------------  -----------
Boston Safe Deposit and
 Trust Co.*............  15,636,504      46.3      5,263,894       6.3
Equitable .............                                                                           17,279,770      15.5
PNC Bank, N.A.**.......



------------
* Boston Safe Deposit and Trust Co., successor Trustee under Master Trust Agreement for SBC Communications, Inc.'s Deferred Compensation Plans and other Executive Benefit Plans.
** PNC Bank, N.A. under Ashland Inc. Executive and Director Retirement Benefit Security Trust.

The principal addresses of Boston Safe Deposit and Trust Co., Equitable and PNC Bank, N.A. are 175 East Houston Street, San Antonio, Texas, 1290 Avenue of Americas, New York, New York, and 1000 Ashland Drive, Ashland, Kentucky, respectively.


Were such a substantial Contractowner's funds withdrawn from the Trust or transferred to a different Portfolio at the Contractowner's request, the Trust could be forced to sell portfolio securities at disadvantageous prices.

LEGAL CONSIDERATIONS

Under Massachusetts law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trust has agreed to be bound by the procedures set forth in Section 16(c) of the Investment Company Act, and accordingly, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.

Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. Amendments to the Declaration of Trust of the Trust generally require the affirmative vote of a majority of the outstanding shares of the Trust.

The shares of each Portfolio, when issued, will be fully paid and non-assessable by the Trust and will have no preference, preemptive, conversion, exchange or similar rights.

Under Massachusetts law, in certain circumstances shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The shareholders of the Trust are the insurance companies whose separate accounts invest in it. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for the insurance company shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust permits the Trust to purchase and maintain on behalf of the Trustees insurance against certain liabilities.

DESCRIPTION OF REORGANIZATION AND OTHER MATTERS

The following transactions, referred to as the Reorganization, were effected simultaneously on March 22, 1985, pursuant to an Agreement and Plan of Reorganization dated November 20, 1984, entered into by Equitable Variable, Separate Accounts I and II, and The Hudson River Fund, Inc. (the "Fund"), the predecessor of the Trust.

Equitable Variable divided Separate Account I into two divisions, a Common Stock Division and a Money Market Division. Separate Account II was combined with Separate Account I (the "Continuing Separate Account"). Rather than investing directly, the Common Stock Division and the Money Market Division of the Continuing Separate Account invested in shares of the Fund, which, in turn, invested in diversified portfolios of common stock or money market investments.

In order for the Fund to commence operations, all the investment assets of Separate Accounts I and II (together with any related liabilities) were transferred to the Common Stock and Money Market Portfolios of the Fund, respectively, in exchange for shares in those Portfolios having an equivalent aggregate net asset value.

On September 30, 1987, all of the Fund's assets and liabilities were transferred to the Trust, pursuant to an Agreement and Plan of Reorganization (the "Plan") between the Fund and the Trust. The Plan was proposed to shareholders in order to permit greater operating flexibility and efficiencies. The Plan provided for changes of domicile (from Maryland to Massachusetts) and of form of organization (from a corporation to a business trust). However, in all other material respects the Trust was identical to the Fund immediately prior to the execution of the Plan.

At a meeting held on April 9, 1997, the shareholders of the Trust approved the amendment and restatement of the Trust's Agreement and Declaration of Trust. On April 16, 1997 the Agreement and Declaration of Trust was amended and restated, and filed with the office of the Secretary of the Commonwealth of Massachusetts.

INVESTMENT RESTRICTIONS OF THE PORTFOLIOS
FUNDAMENTAL RESTRICTIONS

The following restrictions apply to all of the Portfolios and are fundamental. Unless permitted by law, they will not be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain Federal securities laws;

   o make short sales of securities, except when it has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as it is in a short position;

   o issue senior securities;


   o invest in commodities other than financed futures contracts and options thereon;


   o purchase real estate or mortgages; however, the Portfolios may, as appropriate and consistent with their investment policies and other investment restrictions, buy securities of issuers which engage in real estate operations and securities which are secured by interests in real estate (including partnership interests and shares of real estate investment trusts), and may hold and sell real estate acquired as a result of ownership of such securities;

   o purchase any security on margin or borrow money, except that this restriction shall not apply to borrowing from banks for temporary purposes, to the pledging of assets to banks in order to transfer funds for various purposes as required without interfering with the orderly liquidation of securities in a Portfolio (but not for leveraging purposes), to margin payments or pledges in connection with options, futures contracts, options on futures contracts, forward contracts or options on foreign currencies or, with respect to the Alliance Quality Bond Portfolio, to transactions in interest rate swaps, caps and floors; or

   o make loans (including lending cash or securities), except that this restriction shall not apply to the Alliance High Yield and Alliance Intermediate Government Securities Portfolios. Additionally, each of the other Portfolios may make loans of portfolio securities not exceeding 50% of the value of that Portfolio's total assets. This restriction does not prevent a Portfolio from purchasing debt obligations in which a Portfolio may invest consistent with its investment policies, or from buying government obligations, short-term commercial paper, or publicly-traded debt, including bonds, notes, debentures, certificates of deposit, and equipment trust certificates, nor does this restriction apply to loans made under insurance policies or through entry into repurchase agreements to the extent they may be viewed as loans.

Each Portfolio, except as noted below, elects not to "concentrate" investments in an industry, as that concept is defined under applicable Federal securities laws. In general, this means that no Portfolio will make an investment in an industry if that investment would make the Portfolio's holdings in that industry exceed 25% of the Portfolio's assets. However, this restriction does not apply to investments by the Alliance Money Market Portfolio in certificates of deposit or securities issued and guaranteed by domestic banks. Furthermore, the U.S. Government, its agencies and instrumentalities are not considered members of any industry.

Each Portfolio intends to be "diversified," as that term is defined under the Investment Company Act. In general, this means that no Portfolio will make an investment unless, when considering all its other investments, 75% of the value of the Portfolio's assets would consist of cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For the purposes of this restriction, "other securities" are limited for any one issuer to not more than 5% of the value of the Portfolio's total assets and to not more than 10% of the issuer's outstanding voting securities. As a matter of operating policy, each Portfolio will not consider repurchase agreements to be subject to the above-stated 5% limitation if the collateral underlying the repurchase agreements consists exclusively of U.S. Government securities and such repurchase agreements are fully collateralized.

Further, as a matter of operating policy, the Alliance Money Market Portfolio will invest no more than 5% of the value of its total assets in securities of any one issuer, other than U.S. Government securities, except that the Alliance Money Market Portfolio may invest up to 25% of its total assets in First Tier Securities (as defined in Rule 2a-7 under the Investment Company
Act) of a single issuer for a period of up to three business days after the purchase of such security. Further, as a matter of operating policy, the Alliance Money Market Portfolio will not invest more than (i) the greater of 1% of its total assets or $1,000,000 in Second Tier Securities (as defined in Rule 2a-7 under the Investment Company Act) of a single issuer and (ii) 5% of its total assets, at the time a Second Tier Security is acquired, in Second Tier Securities.

These policies of the Portfolios with respect to concentration and diversification will not be changed for any Portfolio without a vote of that Portfolio's shareholders, unless permitted by law.

NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to all of the Portfolios, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

None of the Portfolios will:

   o invest more than 15% of its net assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

   o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Portfolio); however, the Alliance Global and Alliance International Portfolios may trade in foreign exchange without limitation in connection with their foreign currency hedging strategies; and the Alliance High Yield, Alliance Quality Bond, Alliance Growth and Income, Alliance Conservative Investors, Alliance Balanced, Alliance Common Stock, Alliance Aggressive

     Stock, Alliance Growth Investors and Alliance Small Cap Growth Portfolios may trade in foreign exchange in connection with their foreign currency hedging strategies, provided the amount of foreign exchange underlying such a Portfolio's currency hedging transactions does not exceed 10% of such Portfolio's assets;

   o acquire securities of any company that is a securities broker or dealer, a securities underwriter, an investment adviser of an investment company, or an investment adviser registered under the Investment Advisers Act of 1940 (other than any such company that derives no more than 15% of its gross revenues from securities related activities), except that the Portfolios (other than the Alliance Money Market Portfolio) may purchase bank, trust company, and bank holding company stock, and except that each of the Portfolios may invest, in accordance with Rule 12d3-1 under the Investment Company Act, up to 5% of its total assets in any such company provided that it owns no more than 5% of the outstanding equity securities of any class plus 10% of the outstanding debt securities of such company; or

   o make an investment in order to exercise control or management over a company.

In addition, none of the Portfolios will invest more than 5% of its assets in the securities of any one investment company, own more than 3% of any one investment company's outstanding voting securities, or have total holdings of investment company securities in excess of 10% of the value of the Portfolio's assets.

ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE COMMON STOCK, ALLIANCE BALANCED, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE CONSERVATIVE INVESTORS PORTFOLIOS

The Alliance Common Stock, Alliance Balanced, Alliance Aggressive Stock and Alliance Conservative Investors Portfolios will operate under the general investment restrictions described above. In addition, they will not:

   o acquire securities of investment companies not registered under the Investment Company Act.

ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE ALLIANCE MONEY MARKET PORTFOLIO

The Alliance Money Market Portfolio will operate under the general investment restrictions described above. In addition, it will not:

   o invest more than 10% of its assets in securities restricted as to disposition under Federal securities laws, or securities otherwise considered illiquid or not readily marketable, including repurchase agreements having a maturity of more than seven days; however, this restriction will not apply to securities sold pursuant to Rule 144A under the Securities Act of 1933, so long as such securities meet liquidity guidelines to be established by the Trust's Board of Trustees;

   o purchase oil and gas interests;

   o purchase or write puts or calls (options); or

   o purchase equity securities, voting securities other than securities of registered investment companies with investment policies not substantially broader than those of the Portfolio (subject to the above percentage limitations) or local or state government securities.

The Alliance Money Market Portfolio will invest only in funds whose investment policies are similar to or narrower than those of the Portfolio. It is expected that such investments would be made in funds designed for institutional investors such as the Portfolio and would be used for amounts which might otherwise be left uninvested because they do not meet the minimums necessary for other permitted investments or to take advantage of higher yields available at that time in such funds.

ADDITIONAL INVESTMENT RESTRICTION APPLICABLE TO THE ALLIANCE HIGH YIELD AND ALLIANCE GROWTH INVESTORS PORTFOLIOS

The Alliance High Yield and Alliance Growth Investors Portfolios will operate under the general investment restrictions described above. In addition, each will not:

   o invest more than 10% of its total assets in (i) fixed income securities which are rated lower than B3 by Moody's Investors Service, Inc. ("Moody's") or B-by Standard & Poor's ("S&P") or are unrated, and (ii) money market instruments of any entity which has an outstanding issue of unsecured debt that is rated lower than B3 by Moody's or B-by S&P, or is unrated; however this restriction will not apply to (A) fixed income securities which, in the opinion of the Trust's investment adviser, have similar characteristics to securities which are rated B3 or higher by Moody's or B-or higher by S&P, or (B) money market instruments of any entity that has an unsecured issue of outstanding debt which, in the opinion of the Trust's investment adviser, has similar characteristics to securities which are so rated.

DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE PORTFOLIOS MAY INVEST REPURCHASE AGREEMENTS

All of the Portfolios, except the Alliance Equity Index Portfolio, may enter into repurchase agreements. Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the debt instruments at a fixed price and time, thereby determining the yield during the Portfolio's holding period.

Repurchase agreements may exhibit the characteristics of loans by the Portfolio. During the term of the repurchase agreement, the Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. A Portfolio enters into repurchase agreements with respect to U.S. Government obligations, certificates of deposit, or bankers' acceptances with registered broker-dealers, U.S. Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Trust's investment adviser, Alliance Capital Management L.P. ("Alliance"), pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities. No Portfolio will enter into a repurchase agreement maturing in more than seven days if as a result more than 15% (10%, in the case of the Alliance Money Market Portfolio) of the Portfolio's net assets would be invested in "illiquid securities."

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and a loss may be incurred.

FORWARD COMMITMENTS AND WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

The Portfolios may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed delivery" basis. Forward commitments and when-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what Alliance considers to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis, it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account liquid assets in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although a Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets that have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).

WARRANTS

All the Portfolios, except the Alliance Money Market Portfolio, may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move in parallel with the prices of the underlying securities, and warrantholders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

FOREIGN SECURITIES

Each Portfolio, except the Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may invest in foreign securities. Each of the Alliance Common Stock, Alliance Balanced, Alliance Quality Bond, Alliance Aggressive Stock and Alliance Small Cap Growth Portfolios has the discretion to invest a portion of its assets in foreign securities. Generally, this amount will not exceed 20% of each Portfolio's total assets. The Alliance Money Market Portfolio may invest up to 20% of its assets in foreign money market instruments denominated in U.S. dollars. The Alliance Conservative Investors Portfolio may invest up to 15% of its assets in foreign securities, the Alliance Growth Investors Portfolio may invest up to 30% of its assets in foreign securities, and the Alliance Growth and Income Portfolio may invest up to 25% of its assets in foreign securities. The Alliance High Yield Portfolio may purchase foreign securities, provided the value of issues denominated in foreign currencies shall not exceed 20% of the Portfolio's total assets and the value of issues denominated in U.S. dollars shall not exceed 25% of the Portfolio's total assets.

No percentage limitation applies to investments in foreign securities by the Alliance Global Portfolio or the Alliance International Portfolio.

Foreign securities involve currency risks. The value of a foreign security denominated in a foreign currency changes with fluctuations in exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

For many foreign securities, there are U.S. dollar-denominated American Depository Receipts (ADRs) which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks or trust companies and for which market quotations are readily available. ADRs do not lessen the foreign exchange risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, the Portfolios will avoid currency risks which might occur during the settlement period for either purchases or sales. A Portfolio may purchase foreign securities directly, as well as through ADRs.

MORTGAGE-BACKED SECURITIES

Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Treasury. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate.

In addition to GNMA certificates, a Portfolio (other than the Alliance Equity Index Portfolio) may invest in mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately-owned corporation, issues mortgage-backed pass-through securities which are guaranteed as to timely payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States whose stock is owned by the Federal Home Loan Banks, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If other fixed or variable rate pass-through mortgage-backed securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

The Portfolios (other than the Alliance Equity Index Portfolio) may also invest in other types of mortgage-backed securities issued by governmental or non-governmental entities, such as banks and other mortgage lenders. These other instruments include collateralized mortgage obligations ("CMOs"), mortgage pass-through bonds and mortgage-backed bonds. Non-governmental securities may offer a higher yield but may also be subject to greater price fluctuation and risk than governmental securities.

CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs on the same schedule as they are received, although not necessarily on a pro rata basis. In reliance on an SEC interpretation, investments in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits ("REMICs"), are not subject to the Investment Company Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers that (i) invest primarily in mortgage-backed securities, (ii) do not issue redeemable securities, (iii) operate under general exemptive orders exempting them from all provisions of the Investment Company Act, and (iv) are not registered or regulated under the Investment Company Act as investment companies. To the extent that a Portfolio selects CMOs or REMICs that do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the mortgage-backed bonds but interest and principal payments on the mortgages are not passed through directly (as with GNMA, FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not the effective maturity of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantors. Timely payment of interest and principal with respect to these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance, guarantees, and creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There is no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Each Portfolio (other than the Alliance Equity Index Portfolio) may buy mortgage-backed securities without insurance or guarantees, if the investment adviser determines that the securities meet the Portfolio's quality standards. Alliance will, consistent with each Portfolio's investment objectives, policies, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

Prepayment of mortgages underlying mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Portfolios would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital losses because the premium may not have been fully amortized at the time the obligation is repaid. The Portfolios do not intend to invest in these securities unless the Trust's adviser believes that the potential benefits outweigh the risks.

ASSET-BACKED SECURITIES

The Portfolios (other than the Alliance Equity Index Portfolio) may purchase asset-backed securities (unrelated to first mortgage loans) that represent fractional interests in pools of retail installment loans, both secured (such as Certificates for Automobile Receivables) and unsecured, leases or revolving credit receivables, both secured and unsecured (such as Credit Card Receivable Securities). These assets are generally held by a special purpose trust and payments of principal and interest or interest only are passed through or paid through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

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
Underlying retail installment loans, leases or revolving credit receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying retail installment loans, leases or revolving credit receivables are not realized by the Trust because of unanticipated legal or administrative costs of enforcing the contracts, retail installment loans, leases or revolving credit receivables, or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, retail installment loans, leases or revolving credit receivables, or other factors. If consistent with its investment objective and policies, a Portfolio may invest in other asset-backed securities that may be developed in the future.

SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES


These securities include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress.


Such agencies and instrumentalities include, but are not limited to, the National Bank for Cooperatives, each of the Federal Financing Banks, FHLMC, the Farm Credit Banks, Federal Land Banks, FNMA, Tennessee Valley Authority, Farm Credit System, Farm Credit System Financial Assistance Corporation, Inter-American Development Bank, Maritime Administration, Resolution Trust Corporation, Federal Agricultural Mortgage Corporation, Small Business Administration, U.S. Postal Service and Washington Metropolitan Transit Authority.

Issues of the U.S. Treasury are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. Issues of agencies, such as GNMA, are guaranteed by the U.S. Treasury, and issues of other agencies and instrumentalities, such as FNMA, are supported by the issuing agency's or instrumentality's right to borrow from the U.S. Treasury, at the discretion of the U.S. Treasury, or are supported by the issuing agency's or instrumentality's own credit.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND BANK TIME DEPOSITS

Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most maturities are six months or less.

Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest bearing account. At present, bank time deposits maturing in more than seven days are not considered by management of the Trust to be readily marketable and therefore are subject to the 15% limit on illiquid securities.

COMMERCIAL PAPER, MASTER DEMAND NOTES AND FLOATING RATE NOTES

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Variable amount master demand notes are obligations that permit the investment of fluctuating amounts by a Portfolio at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Portfolio has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because variable amount master notes are direct lending arrangements between the lender and borrower, and not generally backed by bank letters of credit, it is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. Therefore, the Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Variable amount master demand notes are valued at their face amount (par) because of their one-day demand feature. In connection with master demand note arrangements, the Portfolio considers earning power, cash flow, and other liquidity ratios of the issuer. Master demand notes, as such, are not typically rated by credit rating agencies.

Floating or variable rate notes are generally medium-to long-term debt securities, but may include short-term debt securities, issued by entities such as commercial banks, corporations or sovereign borrowers. They are interest bearing securities on which the coupon is adjusted periodically to reflect money market conditions. The period at the end of which the adjustment occurs is often called the interest reset period. The Portfolios will buy only notes with an interest reset period of six months or less. There is an active secondary market for floating or variable rate notes.


EURODOLLAR SECURITIES

Negotiable certificates of deposit and time deposits of foreign branches of U.S. or foreign banks payable in U.S. dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include future political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of U.S. and foreign banks are subject to extensive government regulation which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. U.S. banks are required to maintain reserves, are limited in how much they can loan a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of U.S. and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.

HIGH YIELD DEBT SECURITIES

The Alliance High Yield Portfolio, as described in the Prospectus, intends to invest primarily in debt securities offering high current income. The Alliance Growth Investors Portfolio may invest up to 15% of its total assets in such high yield debt securities, and the Alliance Growth and Income Portfolio may invest up to 30% of its total assets in high yield convertible securities. High yield securities may be medium and lower quality securities rated, for example, BB or B by one of the nationally recognized statistical rating organizations ("NRSROs") or may be unrated but of similar investment quality as determined by Alliance. These securities are also known as "junk bonds." The market values of such high yield securities tend to reflect individual corporate developments to a greater extent than higher rated securities, which react primarily to fluctuations in the general level of interest rates. Such medium and lower rated securities also tend to be more sensitive to real or perceived adverse economic conditions than higher rated securities.

Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yield securities may experience "financial stress" and may not have sufficient revenues to meet their payment obligations. Such an issuer's ability to service its obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. Risk of loss due to default by the issuer is also significantly greater for the holders of high yield securities because such securities are generally unsecured and are generally subordinated to the debts of other creditors of the issuer.

The Alliance High Yield, Alliance Growth and Income and Alliance Growth Investors Portfolios may have difficulty disposing of certain high yield securities, particularly those perceived to have a high credit risk, because there may be a thin trading market for such securities. Because not all dealers maintain markets in all high yield securities, there is no established retail secondary market for certain of these securities, and the Portfolios anticipate that such securities could be sold only to a limited number of dealers or institutional investors. Moreover, to the extent a secondary trading market for high yield securities exists, it may be less liquid than the secondary market for higher rated securities. The lack of a highly liquid secondary market for certain high yield securities may have an adverse impact on the market price for such securities and each Portfolio's ability to dispose of particular issues when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. The lack of a liquid secondary market for certain securities may also make it more difficult for the Portfolios to obtain accurate market quotations for purposes of valuing certain of its high yield portfolio securities. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

In addition, the market for high yield securities, at its current size, has not weathered a major economic recession, and one cannot be certain what effect such a recession might have on such securities. It is possible that a recession could severely disrupt the market for such medium and lower quality securities and may have an adverse impact on the value of such securities. In addition, it is possible that an economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest on such securities.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals if enacted into law could: (i) reduce the market for such securities generally;
(ii) negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing; and (iii) negatively affect the value of specific high yield securities and the high yield market in general.

Factors adversely impacting the market value of high yield securities may adversely impact each Portfolio's net asset value. In addition, each Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio securities. The Portfolios will not rely primarily on ratings of NRSROs, but rather will rely on judgment, analysis and experience in evaluating the creditworthiness of an issuer. In evaluating such securities, Alliance will take into consideration, among other things, the issuer's financial resources and quality of management, its sensitivity to economic conditions and trends, its operating history and regulatory matters.

TRANSACTIONS IN OPTIONS, FUTURES AND FORWARD CONTRACTS

To the extent provided below, the Portfolios may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired and, in the case of options written on securities or indexes of securities, to increase a Portfolio's return. All the Portfolios, except the Alliance Money Market Portfolio, are authorized to engage in futures transactions. In general, the Portfolios will limit their use of futures contracts and options on futures contracts so that either (i) the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission ("CFTC") or (2) if for other purposes, no more than 5% of the liquidation value of each Portfolio's total assets will be used for initial margin or option premiums required to establish non-hedging positions. These instruments will be used for hedging purposes and not for speculation or to leverage the Portfolios.

OPTIONS ON SECURITIES

Writing Call Options. Each Portfolio, other than the Alliance Money Market and Alliance Equity Index Portfolios, may write (sell) covered call options on its portfolio securities in an attempt to enhance investment performance. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is, for example, a call option written on a security that is owned by the writer (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian liquid securities having a value equal to or greater than the exercise price of the option.

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Portfolio is able to enter into a closing purchase transaction, the Portfolio will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premiums received from the sale of the option.

Purchasing Options. The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may purchase put options and call options. The Portfolios may purchase put options on securities to protect their holdings against a substantial decline in market value. The Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities the Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was purchased.

SECURITIES INDEX OPTIONS

The Portfolios, except the Alliance Money Market and Alliance Equity Index Portfolios, may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian liquid assets having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the S&P
100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges among others: The Chicago Board Options Exchange; NYSE; and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. The principal risk of purchasing securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

The principal risk of writing securities index options is that price changes in the hedged securities will not correlate with price changes in the options, and thus the Portfolio could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event the Portfolio were unable to close an option it had written, it might be unable to sell the securities used as cover.

OVER-THE-COUNTER OPTIONS

Options traded in the over-the-counter market may not be as actively traded as those traded on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit, in the opinion of Alliance, so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The Portfolios may enter into contracts (or amend existing contracts) with primary dealer(s) with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the Portfolios have established standards of creditworthiness for these primary dealers, the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. With respect to agreements concerning the over-the-counter options a Portfolio has written, the Portfolio will treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

FUTURES TRANSACTIONS

All the Portfolios, except the Alliance Money Market Portfolio, may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the CFTC.

Purchases or sales of securities index futures contracts may be used to attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts may be purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Portfolio's current or intended investments in fixed income or foreign securities. All the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of portfolio securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which portfolio securities are denominated, the adverse effects of such changes may be offset, in whole or in part, by gains on the sale of futures contracts. In addition, the increased cost of portfolio securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or in part, by gains on futures contracts purchased by a Portfolio. In order to achieve desired asset mix parameters, the Alliance Conservative Investors and Alliance Growth Investors Portfolios may use futures contracts and related options transactions to establish a position in an asset class as a temporary substitute for purchasing individual securities, which may be subsequently purchased in orderly fashion. Similarly, these transactions may enable the Alliance Conservative Investors and Alliance Growth Investors Portfolios to reduce a position in an asset class as a temporary substitute for selling individual securities, in order to effect an orderly sale. In the case of the Alliance Equity Index Portfolio, futures contracts and related options on the S&P 500 Index may be purchased in order to reduce brokerage costs, maintain liquidity to meet shareholder redemptions or minimize tracking error. A Portfolio will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

SECURITIES INDEX FUTURES CONTRACTS

A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the futures contract is based.

By establishing an appropriate "short" position in index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

OPTIONS ON FUTURES CONTRACTS

Each of the Portfolios, other than the Alliance Money Market Portfolio, may also purchase and write exchange-traded call and put options on futures contracts it is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires. The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian liquid assets at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns the security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call it has written on a securities index future if so long as the Portfolio is obligated as the writer of the call, the Portfolio owns a portfolio of securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its futures margin account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Portfolios will not purchase or write options on futures contracts unless, in Alliance's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Portfolios will not engage in transactions in futures contracts and related options for speculation. All the Portfolios, except the Alliance Money Market Portfolio, may enter into futures contracts and buy and sell related options as described above. The Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of liquid assets equal to the cost of such futures contracts or options written (less any related margin deposits) will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of Alliance, expected to replicate substantially the movement of the index upon which the futures contract or option is based.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

FOREIGN CURRENCY OPTIONS, FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS ON FUTURES

The Portfolios, other than the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios, may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currencies or on foreign currency futures contracts only if they are "covered." A put option on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian liquid assets equal at all times to the aggregate exercise price of the put. A call option on a foreign currency or on a foreign currency futures contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-U.S. dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered, or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. As in the case of other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Although the purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates in the event of exchange rate movements adverse to the Portfolio's position it may forfeit the entire amount of the premium plus related transaction costs.

Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-the-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, thus it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on Alliance's ability to predict future foreign currency exchange rates.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

When a Portfolio invests in foreign securities, the securities are usually denominated in a foreign currency, and the Portfolio may temporarily hold foreign currency in connection with such investments. As a result, the value of the Portfolio's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the U.S. dollar. To control the effects of this exchange risk, all of the Portfolios, except the Alliance Money Market, Alliance Equity Index and Alliance Intermediate Government Securities Portfolios, may enter into forward foreign currency exchange contracts ("forward currency contracts"), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the U.S. dollar value of securities a Portfolio has agreed to buy or sell ("transaction hedging"). The Portfolios may also use forward currency contracts to hedge the U.S. dollar value of securities it already owns ("position hedging"). The Portfolios will not speculate in forward currency contracts.

In general, forward currency contracts are not regulated by any governmental authority guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. The Portfolios will only enter forward currency contracts with counterparties that, in the opinion of Alliance, do not present undue credit risk.

RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Although the Portfolios will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, and transactions in options on securities and securities indexes to generate option premium income, their use involves certain risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets or liabilities being hedged, or unexpected adverse price movements, could render a Portfolio's hedging strategy unsuccessful and could result in losses. Moreover, when an option has been written, in the event of a decline, the underlying position is only hedged to the extent of the amount of premium received. Over-the-counter transactions in options on foreign currencies and options on securities and securities indexes also involve a lack of an organized exchange trading environment, making them less liquid and making it more difficult to value than if they were exchange traded.

In addition, there can be no assurance that a liquid secondary market will exist for any futures contract or option purchased or sold. Accordingly a Portfolio may be required to maintain a position until exercise or expiration, which could result in losses. If in the event of an adverse movement the Portfolio could not close a futures position, it would be required to continue to make daily cash payments of variation margin. If a Portfolio could not close an option position, an option holder would be able to realize profits or limit losses only by exercising the option, and an option writer would remain obligated until exercise or expiration. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Portfolios could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Portfolios could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit or offset the effects of adverse market movements, the attendant expense may cause the Portfolios' returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on Alliance's accuracy in predicting future changes in interest rate levels and/or securities price movements, as well as on the expense of hedging.

MANAGEMENT OF THE TRUST

THE BOARD OF TRUSTEES

The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided in the laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust and By-laws.

As of March 31, 1999, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.


THE TRUSTEES


 NAME, ADDRESS AND AGE                 PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
-------------------------------------  ----------------------------------------------------------------
*John D. Carifa (54).................  President, Chief Operating Officer and a Director of Alliance
 Alliance Capital Management L.P.      Capital Management Corporation ("ACMC"); Chairman and Chief
 1345 Avenue of the Americas           Executive Officer of Alliance's Mutual Fund Division. Currently
 New York, NY 10105                    a Director and Trustee of all other registered investment
                                       companies (the "Alliance Mutual Funds") sponsored by Alliance, and Director of Frontier Trust Company, a subsidiary of
                                       Equitable.

 John H. Dobkin (56).................  President of Historic Hudson Valley (historic preservation)
 150 White Plains Road                 since prior to 1994. Previously he was Director of the National
 Tarrytown, New York 10591             Academy of Design.

 William H. Foulk, Jr. (66)..........  Investment adviser and independent consultant. Former Senior
 Room 100                              Manager of Barrett Associates, Inc. (investment adviser), from
 2 Greenwich Plaza                     May 1986 to November 1994.
 Greenwich, CT 06830

 Brenton W. Harries (71).............  Director of Enhance Reinsurance Co. since December 1986. Mr.
 14 Point Road                         Harries was also President and Chief Executive Officer, Global
 Wilton Point,                         Electronic Markets Company from August 1985 to October 1986.
 South Norwalk, CT 06854

 Howard E. Hassler (Chairman)(69) ...  Currently a consultant specializing in retailing, finance and
 P.O. Box 967                          real estate. Former Chairman and Chief Executive Officer of
 New York, NY 10150                    Brooks Fashion Stores, Inc. (specialty clothing stores); Former
                                       Chairman, President and Chief Operating Officer of Allied Stores
                                       Corporation (department and specialty stores), 1987; Executive
                                       Vice President and Director, Allied Stores Corporation from June
                                       1984 to June 1987.

 Michael Hegarty (54) ...............  President, Chief Operating Officer and Director of The Equitable
 The Equitable Life Assurance Society  Life Assurance Society of the United States and Vice Chairman,
 of the United States                  Chief Operating Officer and a Director of The Equitable
 787 Seventh Avenue                    Companies since January 1998. Former Vice Chairman of The Chase
 New York, NY 10019                    Manhattan Corporation and The Chase Manhattan Bank from 1996 to
                                       1998. Senior Executive Vice President of Chemical Bank 1991 to
                                       1996. Mr. Hegarty is also a Director of the New York Cash
                                       Exchange, Consumer Bankers Association and Chairman of the
                                       Federal Reserve's Small Value Payments Committee. He is also a
                                       Director of Ronald McDonald House, HeartShare Inc. and Historic
                                       Hudson Valley, and is Treasurer of The Fifth Avenue Association,
                                       Chairman of the executive committee of the Community
                                       Preservation Corporation and a Trustee of Iona College.

                               21

NAME, ADDRESS AND AGE                  PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
-------------------------------------  ----------------------------------------------------------------

William L. Mannion (68)................ Retired. Former Group Senior Vice President of Operations of
 45 Bonnie Way                         American Ultramar Limited until December 1986; President and
 Allendale, NJ 07401                   Chief Executive Officer of Tittston Petroleum, Inc., from
                                       January 1978 to July 1985; Director of the East Jersey Railroad
                                       and the Bayonne Terminal Warehouse from July 1978 to May 1983.

 Clifford L. Michel (59)............... Partner of the law firm of Cahill Gordon & Reindel since January
 St. Bernard's Road                    1972. President, Chief Executive Officer and Director of Wenonah
 Gladstone, NJ 07934                   Development Company (investment holding company) since 1976.
                                       Director since 1987 and Member of the Human Resources,
                                       Environmental and Safety, and Executive Committees since 1987 of
                                       Placer Dome Inc. (mining). Director, Faber-Castell Corporation from 1988-1994 (writing instruments). President of Board of
                                       Trustees of St. Mark's School from 1988 to 1993. Chairman of the
                                       Board of Trustees of Morristown Memorial Hospital (and Memorial
                                       Health Foundation) from 1991 to 1996. Director, Vice Chairman and Treasurer of Atlantic Health Systems, Inc. and Atlantic
                                       Hospital since 1996.

*Peter D. Noris (43)................... Executive Vice President (since May 1995) and Chief Investment
 The Equitable Life Assurance  Society Officer of Equitable (since July 1995); Executive Vice
of the United States                   President, The Equitable Companies Incorporated ("Equitable
 787 Seventh Avenue                    Companies")(since May 1995); Director of ACMC, the general
 New York, NY 10019                    partner of Alliance, since July 1995. Prior thereto, Vice
                                       President of Salomon Brothers Inc., from 1992 to 1995. Principal of Morgan Stanley & Co. Inc., from 1984 to 1992.

 Donald J. Robinson (64)............... Senior Partner of the law firm of Orrick, Herrington & Sutcliffe
 666 Fifth Avenue                      from July 1987 to December 1994; Member of the Executive
 New York, NY 10022                    Committee of the firm from January to December 1994; Senior
                                       Counsel of the firm since January 1995. Trustee of the Museum of the City of New York from 1977 to 1995.



*Trustees Carifa, Hegarty and Noris are "interested persons" (as defined in the Investment Company Act) of the Trust. Mr. Carifa is deemed an "interested person" of the Trust by virtue of his positions as a director and officer and director of ACMC and Alliance, respectively. Mr. Hegarty is deemed an "interested person" of the Trust by virtue of his position as an officer and Director of Equitable. Mr. Noris is deemed an "interested person" of the Trust by virtue of his positions as an officer of Equitable and a director of ACMC.

Trustees Harries and Robinson are trustees (but not "interested persons") of The Alliance Portfolios, a mutual fund advised by Alliance. Trustee Robinson is also a director or trustee (but not an "interested person") of 40 other mutual funds advised by Alliance. Trustee Dobkin is also a director or trustee (but not an "interested person") of 40 other mutual funds advised by Alliance. Trustee Foulk is also a director or trustee (but not an "interested person") of 44 other mutual funds advised by Alliance. Trustee Michel is a director or trustee (but not an "interested person") of 37 other mutual funds advised by Alliance. Trustee Hassler is a director (but not an "interested person") of Alliance Real Estate Investment Fund, Inc, a mutual fund advised by Alliance.

COMMITTEES OF THE BOARD

The Trust has a standing audit committee consisting of Trustees Mannion, Dobkin, Foulk, Harries, Hassler, Michel and Robinson. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a nominating committee consisting of Trustees Hassler, Harries and Robinson. This committee considers individuals for nomination as Trustees of the Trust.

The Trust has a valuation committee consisting of Trustees Harries, Mannion and Noris. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of Trustees Robinson, Hassler and Mannion. The compensation committee's function is to review the Trustees' compensation arrangements.

The Trust has a conflicts committee consisting of Trustees Hassler, Michel and Robinson. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.

                              COMPENSATION TABLE


           (1)                  (2)             (3)               (4)               (5)
------------------------  -------------- ----------------  ---------------- ------------------
                                             PENSION OR                            TOTAL
                                             RETIREMENT                         COMPENSATION
                             AGGREGATE    BENEFITS ACCRUED ESTIMATED ANNUAL    FROM FUND AND
                           COMPENSATION   AS PART OF FUND    BENEFITS UPON      FUND COMPLEX
NAME OF PERSON, POSITION     FROM FUND        EXPENSES        RETIREMENT     PAID TO DIRECTORS1
------------------------  -------------- ----------------  ---------------- ------------------
John D. Carifa
 Trustee                    $      -0-          $-0-             $-0-           $       -0-
------------------------  -------------- ----------------  ---------------- ------------------
John H. Dobkin(2)
 Trustee                    $      -0-          $-0-             $-0-           $126,500.00
------------------------  -------------- ----------------  ---------------- ------------------
Michael Hegarty
 Trustee                    $      -0-          $-0-             $-0-           $       -0-
------------------------  -------------- ----------------  ---------------- ------------------
William H. Foulk, Jr.
 Trustee                    $25,850.00          $-0-             $-0-           $149,145.00
------------------------  -------------- ----------------  ---------------- ------------------
Brenton W. Harries
 Trustee                    $65,000.00          $-0-             $-0-           $102,000.00
------------------------  -------------- ----------------  ---------------- ------------------
Howard E. Hassler
 Trustee                    $82,000.00          $-0-             $-0-           $ 94,500.00
------------------------  -------------- ----------------  ---------------- ------------------
Michael Hegarty
 Trustee                    $      -0-          $-0-             $-0-           $       -0-
------------------------  -------------- ----------------  ---------------- ------------------
William L. Mannion
 Trustee                    $69,000.00(3)       $-0-             $-0-           $ 69,000.00
------------------------  -------------- ----------------  ---------------- ------------------
Clifford L. Michel
 Trustee                    $25,850.00          $-0-             $-0-           $194,500.00
------------------------  -------------- ----------------  ---------------- ------------------
Peter D. Noris
 Trustee                    $      -0-          $-0-             $-0-           $       -0-
------------------------  -------------- ----------------  ---------------- ------------------
Donald J. Robinson
 Trustee                    $21,450.00(3)       $-0-             $-0-           $217,358.00
------------------------  -------------- ----------------  ---------------- ------------------


------------
(1) As of December 31, 1998 there were 118 investment companies in the Alliance Fund Complex.
(2)   Appointed as Trustee on December 11, 1998.
(3) Completely deferred. The total amounts of deferred compensation (including interest) payable by the Trust to Messrs. Mannion and Robinson as of December 31, 1998 were $416,820 and $298,293, respectively.

COMPENSATION OF TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the Investment Company Act), receives from the Trust an annual fee of $29,000, plus an additional fee of $4,000 per board meeting and $2,000 per committee meeting attended. The meeting fee paid to the Trustee acting as chairman of the meeting is increased by 50%. The Chairman of the Board receives an additional annual retainer of $7,000. Trustees receive $1,000 for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.


During the year ended December 31, 1998, the Trust paid total retainer and meeting fees of $351,250 (including deferrals of $153,450).


A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the plan each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five-to twenty-year period elected by such Trustee.

THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Alliance or Equitable. The Trust's principal executive officers are:


 NAME AND AGE                   POSITION WITH TRUST               PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------  --------------------------------- -----------------------------------------------
John D. Carifa (54)             President and Chief Executive     President, Chief Operating Officer and a
                                 Officer                          Director of ACMC, with which he has been
                                                                  associated since prior to 1993.

Mark D. Gersten (48)            Treasurer and Chief Financial     Senior Vice President, Alliance Fund Services,
                                 Officer                          Inc. ("AFS"), with which he has been associated
                                                                  since prior to 1992.

Thomas R. Manley (46)           Controller and Chief              Vice President, ACMC (May 1996 to present);
                                 Accounting Officer               Assistant Vice President, ACMC (July 1993 to
                                                                  May 1996); Assistant Vice President, Equitable
                                                                  Capital Management Corporation ("ECMC")(March
                                                                  1991 to July 1993).

Bruce W. Calvert (52)           Vice President                    Vice Chairman and Chief Investment Officer of
                                                                  ACMC, with which he has been associated since
                                                                  prior to 1992.

Kathleen A. Corbet (39)         Vice President                    Executive Vice President, ACMC (February 1997
                                                                  to present); Senior Vice President, ACMC (July
                                                                  1993 to February 1997); Executive Vice
                                                                  President, ECMC (June 1992 to July 1993).

                               24

NAME AND AGE                    POSITION WITH TRUST               PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
------------------------------  --------------------------------- -----------------------------------------------

Jerome S. Golden (53)           Vice President                    Executive Vice President of Equitable (January
                                                                  1998 to present); rejoined Equitable in 1994 as
                                                                  President of the Income Management Group;
                                                                  previously President of Golden Financial Group,
                                                                  which he founded in 1987.

Nelson R. Jantzen (53)          Vice President                    Senior Vice President, ACMC (July 1993 to
                                                                  present); Executive Vice President, ECMC (June
                                                                  1992 to July 1993).

Wayne D. Lyski (57)             Vice President                    Executive Vice President, ACMC, with which he
                                                                  has been associated since prior to 1992.

Robin K. Murray (42)            Vice President                    Vice President, Equitable (April 1994 to
                                                                  present); associated with Equitable since prior
                                                                  to 1992.

Alden M. Stewart (52)           Vice President                    Executive Vice President, ACMC (July 1993 to
                                                                  present); associated with ECMC since prior to
                                                                  1992.

Edmund P. Bergan, Jr. (48)      Secretary                         Senior Vice President and General Counsel,
                                                                  Alliance Fund Distributors, Inc. ("AFD"), with
                                                                  which he has been associated since prior to
                                                                  1992.


INVESTMENT ADVISORY AND OTHER SERVICES
GENERAL INFORMATION

Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Investment Advisory Contract") to provide investment advice and, in general, to conduct the management and investment program of the Trust under the supervision of the Trust's Board of Trustees (see "Management of the Fund" in the Prospectus).


The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1998, totaling more than $268 billion (of which more than $118 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 54 registered investment companies managed by the Adviser, comprising 118 separate investment portfolios, currently have more than 3.6 million shareholders. As of December 31, 1998, the Adviser and its subsidiaries employed more than 2,000 employees who operate out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Cairo, Chennai, Hong Kong, Istanbul, Johannesburg, London, Luxembourg, Madrid, Moscow, Mumbai, New Delhi, Paris, Pune, Sao Paolo, Seoul, Singapore, Sydney, Tokyo, Toronto, Vienna and Warsaw. As of December 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 35 of the FORTUNE 100 companies.

Alliance Capital Management Corporation ("ACMC"), the sole general partner of, and the owner of a 1% general partnership interest in the Adviser, is an indirect wholly owned subsidiary of the Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly owned subsidiary of the Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA a French insurance holding company which at March 1, 1998, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of June 30, 1998,

ACMC and Equitable Capital Management Corporation, each a wholly owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

AXA is a holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Based on information privided by AXA, as of March 31, 1998, more than 30% of the voting power of AXA was controlled directly and indirectly by FINAXA, a French holding Company. As of March 31, 1998 approximately 74% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle itself controlled directly and indirectly more than 42% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control both AXA and FINAXA. Mutuelle, itself controlled directly and indirectly more than 42% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control both AXA and FINAXA.

ADVISORY AGREEMENT

The Investment Advisory Agreement terminates automatically in the event of its assignment or, with respect to any Portfolio, upon 60 days' notice given by the Trust's Board of Trustees, by Alliance or by majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shares. Otherwise, the term of the Investment Advisory Agreement on behalf of each Portfolio is two years, but the Agreement will remain in effect from year to year with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the non-interested members of the Board of Trustees, and by (i) a majority vote (as defined in the Investment Company Act and the rules thereunder) of the Portfolio's shareholders or (ii) the Board of Trustees.

The advisory fee payable by the Trust is at the following annual percentages of the value of each Portfolio's daily average net assets:

                                                           DAILY AVERAGE NET ASSETS
                                   -------------------------------------------------------------------------
                                        FIRST           NEXT          NEXT           NEXT
                                    $750 MILLION    $750 MILLION   $1 BILLION    $2.5 BILLION   THEREAFTER
                                   -------------- --------------  ------------ --------------  ------------
 Alliance Conservative Investors        .475%           .425%         .375%          .350%         .325%
 Alliance Balanced ...............      .450%           .400%         .350%          .325%         .300%
 Alliance Growth Investors  ......      .550%           .500%         .450%          .425%         .400%
 Alliance Common Stock ...........      .475%           .425%         .375%          .355%         .345%*
 Alliance Global .................      .675%           .600%         .550%          .530%         .520%
 Alliance Aggressive Stock  ......      .625%           .575%         .525%          .500%         .475%
 Alliance Small Cap Growth  ......      .900%           .850%         .825%          .800%         .775%
 Alliance Money Market ...........      .350%           .325%         .300%          .280%         .270%
 Alliance Intermediate Government
  Securities .....................      .500%           .475%         .450%          .430%         .420%
 Alliance High Yield .............      .600%           .575%         .550%          .530%         .520%
 Alliance Growth and Income  .....      .550%           .525%         .500%          .480%         .470%
 Alliance Quality Bond ...........      .525%           .500%         .475%          .455%         .445%
 Alliance Equity Index ...........      .325%           .300%         .275%          .255%         .245%
 Alliance International ..........      .900%           .825%         .800%          .780%         .770%

------------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.

Because of undertakings made by Equitable Variable in connection with the Reorganization, Equitable reimburses the Alliance Common Stock and Alliance Money Market Divisions of its Continuing Separate Account to offset completely the effect on such divisions of the portion of the Trust's advisory fees applicable to such divisions which exceed a .25% effective annual rate. In addition, Equitable reimburses the Alliance High Yield, Alliance Aggressive Stock and Alliance Balanced Divisions of its Separate Account I for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .25% effective annual rate. Because of expense limits in the variable annuity contracts funded by its Separate Account A, Equitable reimburses the Alliance Common Stock, Alliance Money Market and Alliance Balanced Division of that separate account for the portion of the Trust's advisory fees applicable to those divisions which exceeds a .26% effective rate, and the Alliance Aggressive Stock Division for the portion that exceeds a .41% effective rate. Policies sold by insurers other than Equitable and newer policy designs of Equitable bear the advisory fees without adjustment. For a discussion of the Reorganization, see "General Information," above.


In 1998, the Trust paid advisory fees of $110,227,632 to Alliance. In 1997, the Trust paid advisory fees of $83,421,824 to Alliance. In 1996, the Trust paid advisory fees of $59,901,466 to Alliance.


SPECIFIC SERVICES PERFORMED

Alliance performs the following services for or on behalf of the Trust pursuant to the Investment Advisory Agreement.

Subject to the approval and supervision of the Board of Trustees, Alliance exercises overall responsibility for the investment and reinvestment of the Trust's assets. Alliance manages each Portfolio and is responsible for the investment operations of the Trust and the composition of each Portfolio, including the purchase, retention and disposition of the investments, securities and cash contained therein, in accordance with each Portfolio's investment objectives and policies as stated in the Trust's Agreement and Declaration of Trust, By-laws, Prospectus and Statement of Additional Information as from time to time in effect. In connection therewith, Alliance provides investment research and supervision of the Trust's investments and conducts a continuous program of investment evaluation and, if appropriate, sales and reinvestment of the Trust's assets. Alliance furnishes to the Trust such statistical information, with respect to the investments which the Trust may hold or contemplate purchasing, as the Trust may reasonably request. On Alliance's own initiative, it apprises the Trust of important developments materially affecting each Portfolio and furnishes the Trust from time to time such information as it may believe appropriate for this purpose. In addition, Alliance furnishes to the Board of Trustees such periodic and special reports as the Board may reasonably request. Alliance also implements all purchases and sales of investments for each Portfolio in a manner consistent with such investment policies, as from time to time amended.

Alliance, on behalf of the Trust, arranges for the placement of orders and other execution of transactions for each Portfolio.

At the Trust's request, Alliance provides, without charge, personnel, who may be the Trust's officers, to render such clerical, administrative and other services, other than investor services or accounting services, to the Trust and also furnishes to the Trust, without charge, such office facilities, which may be Alliance's own offices, as may be required to perform its investment advisory and portfolio management services. The Trust may also hire its own employees and contract for services to be performed by third parties.

Pursuant to the terms of the Investment Advisory Agreement, Alliance has contracted with Equitable for the provision of certain administrative services to the Trust.

Alliance also performs investment advisory services for certain of Equitable's separate and advisory accounts and for other clients, including mutual funds registered as investment companies under the Investment Company Act, some of which fund Contracts issued by Equitable and certain other unaffiliated insurance companies. There are occasions on which transactions for the Trust may be executed as part of concurrent authorizations to purchase or sell the same security for Equitable's general account or for other accounts or investment companies managed by Equitable or Alliance. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Trust. When these concurrent authorizations occur, the objective is to allocate the executions and related brokerage charges among the accounts or mutual funds in an equitable manner.

ACCOUNTING SERVICES


Under an Accounting Services Agreement dated as of June 30, 1997, Alliance has agreed to provide, or arrange for the provision of, certain investment accounting services, including calculation of net asset values, preparation of financial statements for each Portfolio, and such other accounting services as the Trust may from time to time reasonably request, in exchange for reimbursement by the Trust of costs and expenses incurred in providing, or arranging for the provision of, such services. For 1998, Alliance was reimbursed for $706,110 of costs and expenses incurred in arranging for the provision of accounting services. Because it entered into the Accounting Services Agreement of June 30, 1997, the first full year for which Alliance was reimbursed for such services was 1998.


BROKERAGE ALLOCATION

SELECTION OF BROKERS

Pursuant to the Investment Advisory Agreement, Alliance, on behalf of the Trust, arranges for the placement of orders and other transactions for each Portfolio.

BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. Alliance seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed com mission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

Alliance may, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable or Alliance. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In limited cases, certain brokers have been advised informally that, although the Trust is under no legal obligation, an attempt will be made to meet the internally proposed level of allocated brokerage business to the broker for brokerage and research services over a period of time.

Commissions charged by brokers which provide research services may be somewhat higher than commissions charged by brokers which do not provide them. As permitted by Section 28(e) of the Securities Exchange Act of 1934 and by policies adopted by the Trustees, Alliance may cause the Trust to pay a broker-dealer which provides brokerage and research services to Alliance an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

Alliance does not engage brokers whose commissions it believes to be unreasonable in relation to services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by Alliance for the benefit of all accounts for which it makes investment decisions. The receipt of research services from brokers will tend to reduce Alliance's expenses in managing the Portfolios other than the Alliance Money Market Portfolio. This has been taken into account when setting the amount paid for managing those Portfolios. Although orders may be given by the Alliance Money Market Portfolio to brokers or dealers which provide research services to Alliance, the fact that the investment adviser may benefit from such research has not been considered when setting the amount paid for managing that Portfolio. This is because Alliance Money Market Portfolio transactions will generally be with issuers or market makers where no commissions are charged. In 1996 the Trust paid an aggregate of $27,895,553 in brokerage commissions of which $25,576,822 was paid to brokers relating to transactions aggregating $12,956,909,742 which were directed to them in part for research services provided by them. In 1997 the Trust paid an aggregate of $30,333,516 in brokerage commissions of which $14,164,169 was paid to brokers relating to transactions aggregating $15,241,230,017 which were directed to them in part for research services provided by them. In 1998 the Trust paid an aggregate of $32,234,714 in brokerage commissions of which $16,107,361 was paid to brokers relating to transactions aggregating $19,844,316,122 which were directed to them in part for research services provided by them.


BROKERAGE TRANSACTIONS WITH AFFILIATES


To the extent permitted by law, the Trust may engage in brokerage transactions with its affiliate, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), with brokers who are DLJ affiliates, or with unaffiliated brokers who trade or clear through DLJ. The Investment Company Act generally prohibits the Trust from engaging in securities transactions with DLJ or its affiliates, as principal, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the Investment Company Act, which are reasonably designed to provide that any commissions or other remuneration it pays to DLJ or its affiliates do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the Securities Exchange Act of 1934 governing floor trading. Also, due to securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by DLJ or its affiliates. During the year ended December 31, 1996, the Trust paid $2,500 to Autranet, Inc., an affiliate of DLJ, and during the fiscal year ended December 31, 1997, the Trust paid $29,805 to DLJ, and during the year ended December 31, 1998, the Trust paid $25,510 to DLJ, of which $13,940 was paid to DLJ's Pershing Division, in accordance with the procedures described above. The percentage of the Trust's aggregate brokerage commissions paid to DLJ for the year ended December 31, 1998 was 0.08%. The percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions affected through DLJ during the year ended December 31, 1998 was 0.09%.


TRUST EXPENSES AND OTHER CHARGES

Pursuant to the Trust's Investment Advisory Agreement, the Trust is obligated to pay all of its operating expenses not specifically assumed by Alliance. In addition, as principal underwriter of the Trust's Class IA shares, EQ Financial Consultants, Inc. ("EQ Financial") will bear the Trust's marketing expenses. A daily adjustment will be made in the values under certain Contracts outstanding and offered by Equitable and Equitable Variable when the management separate accounts of Equitable and Equitable Variable were reorganized into unit investment trust form to offset completely the impact of any such expense on values under such Contracts. Contracts sold by insurers other than Equitable and Equitable Variable and new policy designs of Equitable bear such expenses without adjustment. Although Equitable does not expect the Trust to incur any federal income or excise tax liability (see "Dividends, Distributions and Taxes" in the Prospectus), Equitable reserves the right to exclude any such taxes from such adjustments.

The expenses borne by the Trust include or could include taxes; brokerage commissions; interest charges; securities lending fees; fees and expenses of the registration or qualification of a Portfolio's securities under federal or state securities laws; fees of the Portfolio's custodian, transfer agent, independent accountants, and legal counsel; all expenses of shareholders' and trustees' meetings; all expenses of the preparation, typesetting, printing and mailing to existing shareholders of prospectuses, prospectus supplements, statements of additional information, proxy statements, and annual and semi-annual reports; any proxy solicitor's fees and expenses; costs of fidelity bonds and Trustees; liability insurance premiums as well as extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made; any membership fees of the Investment Company Institute and similar organizations; costs of maintaining the Trust's corporate existence and the compensation of Trustees who are not directors, officers, or employees of Alliance or its affiliates.

CHARACTERISTICS

The Board of Trustees has authority to issue an unlimited number of shares of beneficial interest, without par value. The Trust is divided into fourteen portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional Portfolios and additional classes of shares. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters on which such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio vote together on any matter, except to the extent otherwise required by the Investment Company Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the Investment Company Act, or any successor rule, and in the Trust's Agreement and Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory agreement.

Under the Trust's multi-class system, shares of each class of a Portfolio represent equal pro rata interests in the assets of that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that (1) each class of shares shall have a different designation; (2) each class shall bear its "Class Expenses"; (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (6) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments to the Distributor pursuant to the Distribution Plans for Class IB shares.

PURCHASE AND PRICING OF SECURITIES

As stated in the Prospectus, the Trust will offer and sell its shares at each Portfolio's per share net asset value, which will be determined in the manner set forth below.

The net asset value of the shares of each Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each Portfolio will be computed by dividing the sum of the investments held by that Portfolio, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that Portfolio at such time. All expenses borne by the Trust, including the investment advisory fee payable to Alliance, will be accrued daily.

The net asset value per share of any series (i.e., Portfolio) will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the Investment Company Act:

   o The assets belonging to each series will include (a) all consideration received by the Trust for the issue or sale of shares of that particular series, together with all assets in which such consideration is invested or reinvested, (b) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (c) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be and (d) General Items, if any, allocated to that series. General Items includes any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular series. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

   o The liabilities belonging to each series will include (a) the liabilities of the Trust in respect of that series, (b) all expenses, costs, charges and reserves attributable to that series, and (c) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular series which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the NYSE is open and would include some Federal holidays. For stocks and options, the close of trading is the 4:00 p.m. and 4:15 p.m. (Eastern time) close respectively of the NYSE and the Options Price Reporting Authority; for bonds the close of trading is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country with exchange rates determined at 2:00 p.m. New York City time.

Values are determined according to generally accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

   o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

   o Foreign securities not traded directly, or in American Depositary Receipt or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

   o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

   o Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

   o Short-term debt securities held by the Portfolios other than the Money Market Portfolio which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities held by such Portfolios which mature in more than 60 days are valued at representative quoted prices. Securities held by the Money Market Portfolio are valued at prices based on equivalent yields or yield spreads.

   o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

   o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

   o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

   o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

   o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

Alliance may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services for assistance in valuing the assets of the Trust. Alliance will continuously monitor the performance of such pricing services.

CERTAIN TAX CONSIDERATIONS

Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). As a regulated investment company, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company that is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio.

Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. Under present law, as a Massachusetts business trust doing business in New York, a Portfolio will also not be subject to any excise or income taxes in Massachusetts or New York on such amounts. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

Portfolios investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolios.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. For purposes of this test, gross income is determined without regard to losses from the sale or other disposition of stock or securities. In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business of investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

A Portfolio, in general, must also (a) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of any issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio of the Trust must distribute to its shareholders during the calendar year the following amounts:

   o  98% of the Portfolio's ordinary income for the calendar year;

   o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

   o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.

Because the Trust is used to fund non-qualified Contracts, each Portfolio must meet the diversification requirements imposed by the Code or these policies will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of U.S. Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each U.S. Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the last day of each calendar year quarter. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance.

PORTFOLIO PERFORMANCE


Investment operations commenced with respect to Class IB shares of the Alliance Aggressive Stock, Alliance Common Stock, Alliance Growth Investors, Alliance Global, Alliance High Yield and Alliance Money Market Portfolios on October 2, 1996. Returns shown for Class IB shares of these Portfolios for periods prior to October 2, 1996 and returns shown for Class IB shares of other Portfolios are derived from the historical performance of Class IA shares, adjusted to reflect the 12b-1 fees, currently paid at an annual rate of 0.25% of average net assets, applicable to Class IB shares.(1) Class IA shares are not subject to any 12b-1 fees.


------------


(1) With respect to the Alliance Small Cap Growth Portfolio, the 12b-1 fee is paid at an annual rate not to exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in the ratio of such expenses to average daily net assets attributable to Class IB shares equalling 1.20%.
                               33

At any time in the future, yields and total returns may be higher or lower than past yields or returns and there can be no assurance that any historical results will continue. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns and yields shown do not reflect insurance company charges and fees applicable to the Contracts.


ALLIANCE MONEY MARKET PORTFOLIO YIELD

The Alliance Money Market Portfolio calculates yield information for seven-day periods and may illustrate that information in advertisements or sales materials. The seven-day current yield calculation is based on a hypothetical shareholder account with one share at the beginning of the period. To determine the seven-day rate of return, the net change in the share value is computed by subtracting the share value at the beginning of the period from the share value (exclusive of capital changes) at the end of the period. The net change is divided by the share value at the beginning of the period to obtain the base period rate of return. This seven-day base period return is then multiplied by 365/7 to produce an annualized current yield figure carried to the nearest one-hundredth of one percent.

Realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio are excluded from this calculation. The net change in share values also reflects all accrued expenses of the Alliance Money Market Portfolio as well as the value of additional shares purchased with dividends from the original shares and any additional shares.

The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Alliance Money Market Portfolio's investments, as follows: The unannualized base period return is compounded by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result--i.e., effective yield = [(base period return +1)365/7] -1.

Alliance Money Market Portfolio yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. Yield is a function of the type and quality of the instruments in the Alliance Money Market Portfolio, maturities and rates of return on investments, among other factors. In addition, the value of shares of the Alliance Money Market Portfolio will fluctuate and not remain constant.

The Alliance Money Market Portfolio yield may be compared with yields of other investments. However, it should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. The yield also should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis. Investment income of the Alliance Money Market Portfolio, including any realized gains as well as accrued interest, is not paid out in dividends but is reflected in the share value. The Alliance Money Market Portfolio yield also does not reflect insurance company charges and fees applicable to Contracts.


The seven-day current yield for Class IB shares of the Money Market Portfolio was 4.44% for the period ended December 31, 1998. The effective yield for that period was 4.54%.


ALLIANCE QUALITY BOND, ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES AND ALLIANCE HIGH YIELD PORTFOLIO YIELDS

The Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios each may illustrate its yield in advertisements or sales materials. Such yields will be computed by annualizing net investment income, as determined by the SEC's formula, calculated on a per share basis for a recent 30-day period and dividing that amount by a Portfolio share's net asset value (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) over such period and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Portfolios' yields will vary from time to time depending upon market conditions, the compostition of each Portfolio's portfolio and operating expenses of the Trust allocated to each Portfolio. Yield should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These yields do not reflect insurance company charges and fees applicable to the Contracts.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


The 30-day yields for Class IB shares of the Alliance Quality Bond, Alliance Intermediate Government Securities and Alliance High Yield Portfolios for the period ended December 31, 1998 were 4.90%, 4.46% and 14.22%, respectively.


TOTAL RETURN CALCULATIONS

Each Portfolio may provide or advertise average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

T = (ERV/P)1/n -1

where T equals average annual total return; where ERV, the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where P equals a hypothetical initial investment of $1,000; and where n equals the number of years. These total returns do not reflect insurance company charges and fees applicable to the Contracts.


The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Common Stock Portfolio for one year, five years, and ten years were 29.06%, 21.67%, and 18.38%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Intermediate Government Securities Portfolio for one year, five years, and since inception (on April 1, 1991) were 7.48%, 5.13%, and 6.83%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance High Yield Portfolio for one year, five years, and ten years were (5.38)%, 9.74%, and 10.91%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Balanced Portfolio for one year, five years, and ten years were 17.82%, 10.56%, and 12.25%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Global Portfolio for one year, five years, and ten years were 21.50%, 14.01%, and 14.55%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Aggressive Stock Portfolio for one year, five years, and ten years were 0.05%, 11.25%, and 18.65%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Conservative Investors Portfolio for one year, five years, and since inception (on October 2, 1989) were 13.60%, 9.13%, and 9.71%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Growth Investors Portfolio for one year, five years, and since inception (on October 2, 1989) were 18.83%, 13.66%, and 15.81%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Quality Bond Portfolio for one year, five years and since inception (on October 1, 1993) were 8.43%, 6.52% and 6.05%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Growth and Income Portfolio for one year, five years and since inception (on October 1, 1993) were 20.56%, 17.57% and 16.56%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Equity Index Portfolio for one year and since inception (on March 1, 1994) were 27.74% and 24.07%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance International Portfolio for one year and since inception (April 3, 1995) were 10.30% and 7.22%, respectively.

The average annual total returns through December 31, 1998 for Class IB shares of the Alliance Small Cap Growth Portfolio for one year and since inception (May 1, 1997) were (4.44)% and 12.06%.


Each Portfolio, from time to time, also may advertise its cumulative total return figures. Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the period were reinvested in shares of that Portfolio. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such period, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) -1

Where:

C = Cumulative Total Return
P = a hypothetical initial investment of $1,000
ERV = ending redeemable value; ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


The cumulative total returns, since the inception of each Portfolio through December 31, 1998, for Class IB shares of the Alliance Common Stock, Alliance Intermediate Government Securities, Alliance High Yield, Alliance Balanced, Alliance Global, Alliance Aggressive Stock, Alliance Conservative Investors, Alliance Growth Investors, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance International and Alliance Small Cap Growth Portfolios were 3,001.18%, 66.92%, 222.11%, 357.44%, 272.35%, 710.24%,
135.73%, 288.65%, 36.12%, 123.54%, 183.45%, 29.86%, and 20.95%, respectively.


These performance figures are based on historical earnings and are not intended to indicate future performance. Nor do they reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.

OTHER SERVICES

INDEPENDENT ACCOUNTANTS


PricewaterhouseCoopers LLP, serves as the Trust's independent accountants. The financial statements of the Alliance Common Stock, Alliance Money Market, Alliance Balanced, Alliance Aggressive Stock, Alliance High Yield, Alliance Global, Alliance Conservative Investors, Alliance Growth Investors, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance Growth and Income, Alliance Equity Index, Alliance International and Alliance Small Cap Growth Portfolios for the year ended December 31, 1998, which are included in this SAI, have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants for such periods, as stated in their report appearing herein, and have been so included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

CUSTODIAN

The Chase Manhattan Bank, whose principal address is One Chase Manhattan Plaza, New York, New York 10081, has been designated the Custodian of the Trust's portfolio securities and other assets.

TRANSFER AGENT


Equitable serves as the transfer agent and dividend disbursing agent for the Trust. For the year ended December 31, 1998, Equitable received no compensation for providing such services for the Trust.

UNDERWRITER

The Trust has distribution agreements (the "Class IB Underwriting Agreements") with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor") with respect to the Class IB shares. Both EDI and EQ Financial are indirect wholly owned subsidiaries of Equitable and affiliates of Alliance. The address for EDI is 787 Seventh Avenue, New York, New York 10019. The address for EQ Financial is 1290 Avenue of the Americas, New York, New York 10104.

The Class IB Underwriting Agreements became effective on July 1, 1998. The Class IB Underwriting Agreement with EDI replaced an earlier substantially identical agreement (the "First Underwriting Agreement") that was amended to reflect the addition of EQ Financial as a Class IB Distributor.

The Class IB Underwriting Agreements will remain in effect until July 1, 1999, and from year to year thereafter only if their continuance is approved annually by (1) a majority of the Trustees who are not parties to such agreement or "interested person" (as defined in the Investment Company Act) of the Trust or a Portfolio and who have no direct or indirect financial interest in the operation of the distribution plan adopted under Rule 12b-1 of the Investment Company Act (the "Distribution Plan") or any such related agreement (the "Independent Trustees") and (2) either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. Most recently, continuance of the Agreement until July 1, 2000 was approved by a vote, cast in person, of the Trustees including a majority of the Trustees who are not "interested persons", as defined in the 1940 Act, at their meeting held on March 11, 1998.

Each Class IB Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with its offering of the Class IB shares to prospective investors and preparing, printing and mailing any other literature or advertising in connection with its offering of the Class IB shares to prospective investors. Each Class IB Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws and of any activity which is primarily intended to result in the sale of Class IB shares issued by the Trust, unless the Distribution Plan in effect for Class IB shares provides that the Trust or another entity shall bear some or all of such expenses.

As agent, each Class IB Distributor may offer shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Class IB Underwriting Agreements provided that each Class IB Distributor accepts orders for shares at net asset value without sales commissions or loads being charged. Neither Class IB Distributor has made any firm commitment to acquire shares of any Portfolio.

A description of the Distribution Plan and related services and fees thereunder is provided in the prospectus. On June 7, 1996, the Board of Trustees of the Trust unanimously approved the Distribution Plan. In connection with its consideration of the Distribution Plan, the Board of Trustees was furnished with drafts of the Distribution Plan and the related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry generally and with other competing funding vehicles for variable annuity and variable life contracts. Legal counsel for the Independent Trustees provided additional information, summarized the provisions of the proposed Distribution Plan and discussed the legal and regulatory considerations in adopting such Distribution Plan.

The Board considered various factors in connection with its decision as to whether to approve the Distribution Plan, including (a) the nature and causes of the circumstances which make implementation of the Distribution Plan necessary and appropriate; (b) the way in which the Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (c) the nature of the anticipated benefits; (d) the possible benefits of the Distribution Plan to any other person relative to those of the Trust; (e) the effect of the Distribution Plan on existing owners of variable annuity contracts and variable life insurance policies; (f) the merits of possible alternative plans or pricing structures; (g) competitive conditions in the variable products industry; and (h) the relationship of the Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under relevant state law and the Investment Company Act, the Board determined, in the exercise of its business judgment, that the Distribution Plan is reasonably likely to benefit the Trust and the shareholders of its Portfolios.

The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or a Class IB Distributor in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as its continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan, or the Rule 12b-1 related agreement, as applicable. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, and in the case of any Rule 12b-1 related agreement, upon 60 days' written notice, without penalty, by vote of a majority of the outstanding Class IB shares of that Portfolio or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (to more than .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of a Portfolio without the approval of Class IB shareholders of that Portfolio. The Trustees currently limit payments under the Distribution Plan to .25% of a Portfolio's aggregate average daily net assets attributable to the Class IB shares. The Distribution Plan provides that a portion of the distribution services fee in an amount not to exceed .25% of the aggregate average daily net assets of a Portfolio attributable to Class IB shares constitutes a service fee that the Class IB Distributor will use for personal service and/or the maintenance of shareholder accounts. The Distribution Plan also provides that Alliance may use its own resources, which may include management fees received by Alliance from the Trust or other investment companies which it manages and Alliance's past profits, to finance the distribution of the Portfolios' shares.

The Class IB Underwriting Agreements provide that each Class IB Distributor will receive fees, from each Portfolio other than the Alliance Small Cap Growth Portfolio, at the annual rate of 0.25% of the average annual net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan, and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%. The underwriters receive no compensation other than that paid pursuant to the distribution plan.

For services rendered by EDI in connection with the distribution of Class IB shares pursuant to the Distribution Plan, EDI received $63 with respect to the Class IB shares of Alliance Aggressive Stock Portfolio, $134 with respect to the Class IB shares of Alliance Common Stock Portfolio, $78 with respect to the Class IB shares of Alliance Growth Investors Portfolio, $49 with respect to the Class IB shares of Alliance Global Portfolio, $58 with respect to the Class IB shares of Alliance High Yield Portfolio and $254 with respect to the Class IB shares of Alliance Money Market Portfolio, for the period October 2, 1996 to December 31, 1996.

For services rendered by EDI in connection with the distribution of Class IB shares pursuant to the Distribution Plan, the EDI received $75,004 with respect to the Class IB shares of the Alliance Aggressive

Stock Portfolio, $196,197 with respect to the Class IB shares of the Alliance Common Stock Portfolio, $43,043 with respect to the Class IB shares of the Alliance Growth Investors Portfolio, $35,117 with respect to the Class IB shares of the Alliance Global Portfolio, $50,330 with respect to the Class IB shares of the Alliance High Yield Portfolio and $99,710 with respect to the Class IB shares of the Alliance Money Market Portfolio, $2,784 with respect to the Class IB shares of the Alliance Intermediate Government Securities Portfolio, $3,118 with respect to the Class IB shares of the Alliance Conservative Investors Portfolio, $108 with respect to the Class IB shares of the Alliance Equity Index Portfolio, $2,877 with respect to the Class IB shares of the Alliance International Portfolio, $22,465 with respect to the Class IB shares of the Alliance Small Cap Growth Portfolio, and $21,823 with respect to the Class IB shares of the Alliance Growth and Income Portfolio for the year ended December 31, 1997.


For services rendered by EDI in connection with the distribution of Class IB shares pursuant to the Distribution Plan, EDI received $212,434 with respect to the Class IB shares of the Alliance Aggressive Stock Portfolio, $822,063 with respect to the Class IB shares of the Alliance Common Stock Portfolio, $81,555 with respect to the Class IB shares of the Alliance Growth Investors Portfolio, $50,069 with respect to the IB shares of the Alliance Global Portfolio, $293,757 with respect to the Class IB shares of the Alliance High Yield Portfolio, $410,852 with respect to the Class IB shares of the Alliance Money Market Portfolio, $10,449 with respect to the Class IB shares of the Alliance Intermediate Government Securities Portfolio, $0 with respect to the Class IB shares of the Alliance Quality Bond Portfolio, $12,335 with respect to the Class IB shares of the Alliance Conservative Investors Portfolio, $0 with respect to the Class IB shares of the Alliance Balanced Portfolio, $220 with respect to the Class IB shares of the Alliance Equity Index Portfolio, $5,351 with respect to the Class IB shares of the Alliance International Portfolio, $154,743 with respect to the Class IB shares of the Alliance Small Cap Growth Portfolio, and $64,479 with respect to the Class IB shares of the Alliance Growth and Income Portfolio for the year ended December 31, 1998.

For services rendered by EQ Financial in connection with the distribution of Class IB shares pursuant to the Distribution Plan, EQ Financial received $68,024 with respect to the Class IB shares of the Alliance Aggressive Stock Portfolio, $368,150 with respect to the Class IB shares of the Alliance Common Stock Portfolio, $66,710 with respect to the Class IB shares of the Alliance Growth Investors Portfolio, $32,062 with respect to the IB shares of the Alliance Global Portfolio, $67,672 with respect to the Class IB shares of the Alliance High Yield Portfolio, $136,611 with respect to the Class IB shares of the Alliance Money Market Portfolio, $26,488 with respect to the Class IB shares of the Alliance Intermediate Government Securities Portfolio, $0 with respect to the Class IB shares of the Alliance Quality Bond Portfolio, $28,060 with respect to the Class IB shares of the Alliance Conservative Investors Portfolio, $6 with respect to the Class IB shares of the Alliance Balanced Portfolio, $374 with respect to the Class IB shares of the Alliance Equity Index Portfolio, $7,935 with respect to the Class IB shares of the Alliance International Portfolio, $34,876 with respect to the Class IB shares of the Alliance Small Cap Growth Portfolio, and $110,293 with respect to the Class IB shares of the Alliance Growth and Income Portfolio for the year ended December 31, 1998.

EDI informed the Trust that expenses incurred by the Trust and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the year ended December 31, 1998:

                     AMOUNT OF EXPENSE AND ALLOCATED COST



                               ALLIANCE         ALLIANCE        ALLIANCE       ALLIANCE    ALLIANCE       ALLIANCE
   CATEGORY OF EXPENSE     AGGRESSIVE STOCK   COMMON STOCK  GROWTH INVESTORS    GLOBAL    HIGH YIELD    MONEY MARKET
-------------------------  ---------------- --------------  ---------------- ----------  ------------ --------------
Advertising/Marketing ....     $  2,048         $  7,502         $   887       $   525     $  2,475       $  3,686
Printing and Mailing of
 Prospectuses and
 Semi-Annual and Annual
 Reports to Other than
 Current Shareholders ....     $ 13,489         $ 51,843         $ 5,228       $ 3,202     $ 18,391       $ 26,073
Compensation to
 Underwriters.............     $      0         $      0         $     0       $     0     $      0       $      0
Compensation to Dealers  .
Compensation to Sales
 Personnel................     $      0         $      0         $     0       $     0     $      0       $      0
Interest, Carrying or
 Other Financing Charges .     $      0         $      0         $     0       $     0     $      0       $      0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ....     $196,897         $762,718         $75,440       $46,342     $272,691       $381,093



                     AMOUNT OF EXPENSE AND ALLOCATED COST



                              ALLIANCE
                            INTERMEDIATE      ALLIANCE     ALLIANCE                     ALLIANCE    ALLIANCE
                             GOVERNMENT     CONSERVATIVE    EQUITY       ALLIANCE      SMALL CAP    GROWTH &
   CATEGORY OF EXPENSE       SECURITIES      INVESTORS       INDEX     INTERNATIONAL     GROWTH      INCOME
-------------------------  -------------- --------------  ---------- ---------------  ----------- ----------
Advertising/Marketing ....     $  132         $   156        $  3         $   71        $  1,465    $   825
Printing and Mailing of
 Prospectuses and
 Semi-Annual and Annual
 Reports to Other than
 Current Shareholders ....     $  664         $   784        $ 14         $  348        $  9,828    $ 4,123
Compensation to
 Underwriters.............     $    0         $     0        $  0         $    0        $      0    $     0
Compensation to Dealers  .
Compensation to Sales
 Personnel................     $    0         $     0        $  0         $    0        $      0    $     0
Interest, Carrying or
 Other Financing Charges .     $    0         $     0        $  0         $    0        $      0    $     0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ....     $9,653         $11,395        $203         $4,933        $143,450    $59,531

EQ Financial informed the Trust that expenses incurred by the Trust and costs allocated to it in connection with activities primarily intended to result in the sale of Class IB shares were as follows for the period July 1, 1998 through December 31, 1998:


                     AMOUNT OF EXPENSE AND ALLOCATED COST



                               ALLIANCE         ALLIANCE        ALLIANCE       ALLIANCE    ALLIANCE       ALLIANCE
   CATEGORY OF EXPENSE     AGGRESSIVE STOCK   COMMON STOCK  GROWTH INVESTORS    GLOBAL    HIGH YIELD    MONEY MARKET
-------------------------  ---------------- --------------  ---------------- ----------  ------------ --------------
Advertising/Marketing ....      $   657         $  3,790         $   696       $   328      $   671       $  1,468
Printing and Mailing of
 Prospectuses and
 Semi-Annual and Annual
 Reports to Other than
 Current Shareholders ....      $   912         $  4,613         $   824       $   405      $   884       $  1,626
Compensation to
 Underwriters.............      $     0         $      0         $     0       $     0      $     0       $      0
Compensation to Dealers  .
Compensation to Sales
 Personnel................      $     0         $      0         $     0       $     0      $     0       $      0
Interest, Carrying or
 Other Financing Charges .      $     0         $      0         $     0       $     0      $     0       $      0
Other (includes personnel
 cost of those home
 office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by the
 marketing personnel
 conducting seminars) ....      $66,458         $359,747         $65,191       $31,329      $66,117       $133,517



                     AMOUNT OF EXPENSE AND ALLOCATED COST



                             ALLIANCE
                           INTERMEDIATE      ALLIANCE     ALLIANCE                     ALLIANCE    ALLIANCE
                            GOVERNMENT     CONSERVATIVE    EQUITY       ALLIANCE      SMALL CAP    GROWTH &
   CATEGORY OF EXPENSE      SECURITIES      INVESTORS       INDEX     INTERNATIONAL     GROWTH      INCOME
------------------------  -------------- --------------  ---------- ---------------  ----------- ----------
Advertising/Marketing ...      $306            $309          $4           $ 77           $385       $1,143
Printing and Mailing of
 Prospectuses and
 Semi-Annual and Annual
 Reports to Other than
 Current Shareholders ...      $286            $324          $4           $106           $401       $1,371
Compensation to
 Underwriters............      $  0            $  0          $0           $  0           $  0       $    0
Compensation to Dealers
Compensation to Sales
 Personnel...............      $  0            $  0          $0           $  0           $  0       $    0
Interest, Carrying or
 Other Financing
 Charges.................      $  0            $  0          $0           $  0           $  0       $    0

                               41

                             ALLIANCE
                           INTERMEDIATE      ALLIANCE     ALLIANCE                     ALLIANCE    ALLIANCE
                            GOVERNMENT     CONSERVATIVE    EQUITY       ALLIANCE      SMALL CAP    GROWTH &
   CATEGORY OF EXPENSE      SECURITIES      INVESTORS       INDEX     INTERNATIONAL     GROWTH      INCOME
------------------------  -------------- --------------  ---------- ---------------  ----------- ----------
Other (includes
 personnel cost of those
 home office employees
 involved in the
 distribution effort and
 the travel-related
 expenses incurred by
 the marketing personnel
 conducting seminars) ...     $26,488        $27,427        $366         $7,752        $34,090     $107,779


FINANCIAL STATEMENTS

THE HUDSON RIVER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998



                                                                                    ALLIANCE
                                                                                  INTERMEDIATE
                                                                   ALLIANCE        GOVERNMENT
                                                                 MONEY MARKET      SECURITIES
                                                                  PORTFOLIO         PORTFOLIO
                                                              ----------------- ----------------
ASSETS:
Investments at value (Notes 1 and 4) ........................  $1,065,899,953     $225,870,317
Cash ........................................................         156,695           60,518
Receivable for securities sold ..............................              --       14,125,951
Collateral held for securities loaned (Note 1) ..............              --       18,552,820
Receivable from Separate Accounts for Trust shares sold .....      37,773,076          423,626
Unrealized appreciation of forward currency contracts
 (Notes 1 and 4) ............................................              --               --
Variation margin receivable on futures contracts ............              --            3,720
Dividends, interest and other receivables ...................       6,829,093        1,986,194
                                                               --------------     ------------
  Total assets ..............................................   1,110,658,817      261,023,146
                                                               --------------     ------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$195,807,516) (Notes 1 and 4) ......              --               --
Payable for securities purchased ............................              --       57,907,115
Payable for collateral received on securities loaned ........              --       18,552,820
Payable to Separate Accounts for Trust shares redeemed ......         172,164          176,688
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................              --               --
Distribution fees payable ...................................          75,249            6,178
Investment advisory fees payable ............................         303,228           76,809
Trustees' fees payable ......................................          36,067            7,500
Accrued expenses ............................................          42,501           14,870
                                                               --------------     ------------
  Total liabilities .........................................         629,209       76,741,980
                                                               --------------     ------------
NET ASSETS ..................................................  $1,110,029,608     $184,281,166
                                                               ==============     ============
Investments at cost .........................................  $1,065,207,929     $224,425,951
                                                               ==============     ============
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................  $1,109,363,876     $188,629,615
 Accumulated undistributed (overdistributed) net
  investment income .........................................         (30,306)          41,806
 Accumulated undistributed net realized gain (loss) .........           4,014       (5,835,966)
 Unrealized appreciation/depreciation on investments and
  foreign currency denominated assets and liabilities .......         692,024        1,445,711
                                                               --------------     ------------
NET ASSETS ..................................................  $1,110,029,608     $184,281,166
                                                               ==============     ============
CLASS IA SHARES:
Net Assets ..................................................  $  723,311,188     $153,383,440
                                                               ==============     ============
Shares outstanding (Note 5) .................................      70,743,797       15,858,517
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.22     $       9.67
                                                               ==============     ============
CLASS IB SHARES:
Net Assets ..................................................  $  386,718,420     $ 30,897,726
                                                               ==============     ============
Shares outstanding (Note 5) .................................      37,888,260        3,198,848
                                                               ==============     ============
Net asset value, offering and redemption price per share
 (Note 1) ...................................................  $        10.21     $       9.66
                                                               ==============     ============



                                                                                                    ALLIANCE
                                                                  ALLIANCE         ALLIANCE        GROWTH AND
                                                                QUALITY BOND      HIGH YIELD         INCOME
                                                                  PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                              ---------------- --------------- ------------------
ASSETS:
Investments at value (Notes 1 and 4) ........................   $325,048,927    $ 598,993,487   $    995,416,319
Cash ........................................................        160,618        2,432,944            262,852
Receivable for securities sold ..............................             --               --            462,755
Collateral held for securities loaned (Note 1) ..............     50,432,523               --         73,317,420
Receivable from Separate Accounts for Trust shares sold .....        310,428        1,036,384          2,717,842
Unrealized appreciation of forward currency contracts
 (Notes 1 and 4) ............................................             --               --                 --
Variation margin receivable on futures contracts ............             --               --                 --
Dividends, interest and other receivables ...................      3,596,596       16,422,349          1,664,593
                                                                ------------    -------------   ----------------
  Total assets ..............................................    379,549,092      618,885,164      1,073,841,781
                                                                ------------    -------------   ----------------
LIABILITIES:
Options written at value (Premiums received: Alliance
 Common Stock Portfolio--$195,807,516) (Notes 1 and 4) ......             --               --                 --
Payable for securities purchased ............................      6,519,516        6,000,000          1,314,393
Payable for collateral received on securities loaned ........     50,432,523               --         73,317,420
Payable to Separate Accounts for Trust shares redeemed ......          3,045          111,360            385,084
Unrealized depreciation of forward currency contracts
 (Notes 1 and 4) ............................................             --               --                 --
Distribution fees payable ...................................             --           42,967             23,059
Investment advisory fees payable ............................        141,509          327,459            431,187
Trustees' fees payable ......................................          8,503           13,346             14,207
Accrued expenses ............................................         15,457           39,613             54,371
                                                                ------------    -------------   ----------------
  Total liabilities .........................................     57,120,553        6,534,745         75,539,721
                                                                ------------    -------------   ----------------
NET ASSETS ..................................................   $322,428,539    $ 612,350,419   $    998,302,060
                                                                ============    =============   ================
Investments at cost .........................................   $322,156,171    $ 663,283,133   $    853,358,652
                                                                ============    =============   ================
COMPONENTS OF NET ASSETS (NOTE 1):
 Paid in capital ............................................   $319,600,973    $ 712,370,036   $    848,265,567
 Accumulated undistributed (overdistributed) net
  investment income .........................................        397,762         (123,847)           181,017
 Accumulated undistributed net realized gain (loss) .........       (462,878)     (35,606,124)         7,797,809
 Unrealized appreciation/depreciation on investments and
  foreign currency denominated assets and liabilities .......      2,892,682      (64,289,646)       142,057,667
                                                                ------------    -------------   ----------------
NET ASSETS ..................................................   $322,428,539    $ 612,350,419   $    998,302,060
                                                                ============    =============   ================
CLASS IA SHARES:
Net Assets ..................................................   $322,418,134    $ 405,307,990   $    877,744,459
                                                                ============    =============   ================
Shares outstanding (Note 5) .................................     32,773,456       46,554,081         51,671,674
                                                                ============    =============   ================
Net asset value, offering and redemption price per share
 (Note 1) ...................................................   $       9.84    $        8.71   $          16.99
                                                                ============    =============   ================
CLASS IB SHARES:
Net Assets ..................................................   $     10,405    $ 207,042,429   $    120,557,601
                                                                ============    =============   ================
Shares outstanding (Note 5) .................................          1,057       23,834,821          7,111,672
                                                                ============    =============   ================
Net asset value, offering and redemption price per share
 (Note 1) ...................................................   $       9.84    $        8.69   $          16.95
                                                                ============    =============   ================

See Notes to Financial Statements.

      ALLIANCE           ALLIANCE           ALLIANCE         ALLIANCE
    EQUITY INDEX       COMMON STOCK          GLOBAL       INTERNATIONAL
     PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO
------------------- ------------------ ----------------- ---------------
  $ 1,679,332,205    $13,296,800,242    $1,419,326,019    $203,233,964
          140,470            214,471           309,325      10,777,543
        9,348,912         92,116,641         1,091,463          20,722
      153,710,640        622,787,758        63,260,226      12,321,470
       20,636,166         17,299,460           269,705          70,336
               --                 --                --          75,536
           83,800                 --                --              --
        1,603,274          7,284,427           939,223         301,159
  ---------------    ---------------    --------------    ------------
    1,864,855,467     14,036,502,999     1,485,195,961     226,800,730
  ---------------    ---------------    --------------    ------------
               --        471,793,964                --              --
       19,562,086         39,326,310        11,269,168          17,910
      153,710,640        622,787,758        63,260,226      12,321,470
          684,273          1,426,011         1,172,417       1,899,067
               --                 --           285,209              --
               86            161,709             9,517           1,517
          421,150          3,765,950           735,321         159,323
           24,007            390,720            44,494           5,653
           97,829            729,759           216,836          85,822
  ---------------    ---------------    --------------    ------------
      174,500,071      1,140,382,181        76,993,188      14,490,762
  ---------------    ---------------    --------------    ------------
  $ 1,690,355,396    $12,896,120,818    $1,408,202,773    $212,309,968
  ===============    ===============    ==============    ============
  $ 1,166,232,720    $ 8,864,774,533    $1,144,032,492    $198,762,962
  ===============    ===============    ==============    ============
  $ 1,162,949,176    $ 8,800,675,491    $1,103,126,360    $208,394,898
          533,199          4,587,455        (4,115,630)       (487,521)
       13,268,212        (65,181,631)       35,234,038        (426,552)
      513,604,809      4,156,039,503       273,958,005       4,829,143
  ---------------    ---------------    --------------    ------------
  $ 1,690,355,396    $12,896,120,818    $1,408,202,773    $212,309,968
  ===============    ===============    ==============    ============
  $ 1,689,912,599    $12,061,977,279    $1,360,220,279    $204,767,192
  ===============    ===============    ==============    ============
       67,609,949        495,266,616        69,913,136      18,395,534
  ===============    ===============    ==============    ============
  $         25.00    $         24.35    $        19.46    $      11.13
  ===============    ===============    ==============    ============
  $       442,797    $   834,143,539    $   47,982,494    $  7,542,776
  ===============    ===============    ==============    ============
           17,729         34,331,593         2,471,743         678,688
  ===============    ===============    ==============    ============
  $         24.98    $         24.30    $        19.41    $      11.11
  ===============    ===============    ==============    ============



        ALLIANCE         ALLIANCE        ALLIANCE                              ALLIANCE
       AGGRESSIVE       SMALL CAP      CONSERVATIVE         ALLIANCE            GROWTH
         STOCK            GROWTH         INVESTORS          BALANCED          INVESTORS
       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO
   ----------------- --------------- ---------------- ------------------- -----------------
    $4,635,521,062    $ 322,743,835    $388,825,890     $ 1,941,246,382    $2,052,290,564
         1,564,793          111,473         275,295             726,080         1,007,053
        25,481,238          829,212       1,089,556           8,231,609         9,868,736
       386,886,300               --      53,351,626         350,884,795       216,907,649
           777,266        1,454,081         732,466             100,554         2,675,398
                --               --           6,714              62,470           125,003
                --               --              --                  --                --
         2,519,122          249,532       2,301,561           9,976,240         5,916,946
    --------------    -------------    ------------     ---------------    --------------
     5,052,749,781      325,388,133     446,583,108       2,311,228,130     2,288,791,349
    --------------    -------------    ------------     ---------------    --------------
                --               --              --                  --                --
       140,296,740          912,578       4,908,702          21,775,641        15,554,866
       386,886,300               --      53,351,626         350,884,795       216,907,649
        22,444,883       13,592,725          14,831           1,208,349            87,969
                --               --              --                  --                --
            29,435           21,404           6,339                  --            17,938
         1,927,987          215,106         151,811             653,213           869,690
           183,493            2,244          15,337              96,460            57,846
           291,908           29,731          40,423             170,011           194,872
    --------------    -------------    ------------     ---------------    --------------
       552,060,746       14,773,788      58,489,069         374,788,469       233,690,830
    --------------    -------------    ------------     ---------------    --------------
    $4,500,689,035    $ 310,614,345    $388,094,039     $ 1,936,439,661    $2,055,100,519
    ==============    =============    ============     ===============    ==============
    $4,308,145,162    $ 310,712,161    $355,180,851     $ 1,658,268,429    $1,737,873,064
    ==============    =============    ============     ===============    ==============
    $4,176,552,382    $ 321,191,652    $352,564,451     $ 1,633,744,309    $1,729,488,471
          (148,225)          (2,244)        (38,513)          4,480,474        (1,007,460)
        (3,091,022)     (22,606,737)      1,923,818          15,152,087        12,852,211
       327,375,900       12,031,674      33,644,283         283,062,791       313,767,297
    --------------    -------------    ------------     ---------------    --------------
    $4,500,689,035    $ 310,614,345    $388,094,039     $ 1,936,439,661    $2,055,100,519
    ==============    =============    ============     ===============    ==============
    $4,346,906,699    $ 198,360,184    $355,441,101     $ 1,936,429,168    $1,963,074,010
    ==============    =============    ============     ===============    ==============
       127,297,449       16,776,844      28,849,374         104,635,096        98,785,840
    ==============    =============    ============     ===============    ==============
    $        34.15    $       11.82    $      12.32     $         18.51    $        19.87
    ==============    =============    ============     ===============    ==============
    $  153,782,336    $ 112,254,161    $ 32,652,938     $        10,493    $   92,026,509
    ==============    =============    ============     ===============    ==============
         4,521,093        9,521,607       2,653,554                 567         4,639,271
    ==============    =============    ============     ===============    ==============
    $        34.01    $       11.79    $      12.31     $         18.51    $        19.84
    ==============    =============    ============     ===============    ==============

THE HUDSON RIVER TRUST
STATEMENTS OF OPERATIONS
Year Ended December 31, 1998


                                                                            ALLIANCE
                                                                          INTERMEDIATE
                                                            ALLIANCE       GOVERNMENT
                                                          MONEY MARKET     SECURITIES
                                                            PORTFOLIO       PORTFOLIO
                                                         -------------- ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $2,547,697 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................  $         --    $         --
  Interest .............................................    42,041,562       8,675,579
                                                          ------------    ------------
    Total income .......................................    42,041,562       8,675,579
                                                          ------------    ------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee ..............................     2,658,991         754,880
  Custodian fees .......................................        76,032          47,209
  Distribution fees--Class IB ..........................       547,381          36,926
  Printing and mailing expenses ........................        85,776          18,721
  Professional fees ....................................        16,590           2,078
  SEC registration fees ................................         6,268             970
  Trustees' fees .......................................         8,733           1,937
  Miscellaneous ........................................         9,080           2,642
                                                          ------------    ------------
    Total expenses .....................................     3,408,851         865,363
                                                          ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................    38,632,711       7,810,216
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $35,519,339 and
    $44,849,765 from affiliated companies for
    the Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........        15,569       3,010,499
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --         (12,959)
                                                          ------------    ------------
 Realized gain (loss)--net .............................        15,569       2,997,540
                                                          ------------    ------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................       580,153         107,461
  On options written ...................................            --              --
  On foreign currency transactions .....................            --              --
  On futures contracts .................................            --           1,345
                                                          ------------    ------------
 Unrealized appreciation/depreciation--net .............       580,153         108,806
                                                          ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............       595,722       3,106,346
                                                          ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................  $ 39,228,433    $ 10,916,562
                                                          ============    ============



                                                                                                 ALLIANCE
                                                             ALLIANCE          ALLIANCE         GROWTH AND
                                                           QUALITY BOND       HIGH YIELD          INCOME
                                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                         ---------------- ------------------ ----------------
INVESTMENT INCOME:
 Income* (Note 1):
  Dividends (including $2,547,697 from affiliated
    companies for the Alliance Aggressive
    Stock Portfolio) ...................................   $         --     $       84,000    $   7,456,643
  Interest .............................................     15,657,760         63,140,419               --
                                                           ------------     --------------    -------------
    Total income .......................................     15,657,760         63,224,419        7,456,643
                                                           ------------     --------------    -------------
 Expenses (Notes 1, 2 and 3):
  Investment advisory fee ..............................      1,359,652          3,344,586        4,268,249
  Custodian fees .......................................         62,688             82,719           90,371
  Distribution fees--Class IB ..........................             12            361,364          174,743
  Printing and mailing expenses ........................         30,553             68,011           92,740
  Professional fees ....................................          5,008             13,086           18,520
  SEC registration fees ................................            567                726            4,228
  Trustees' fees .......................................          3,134              7,149            9,966
  Miscellaneous ........................................          3,925              6,928           10,524
                                                           ------------     --------------    -------------
    Total expenses .....................................      1,465,539          3,884,569        4,669,341
                                                           ------------     --------------    -------------
NET INVESTMENT INCOME (LOSS) ...........................     14,192,221         59,339,850        2,787,302
                                                           ------------     --------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 (NOTES 1 AND 4):
 Realized Gain (Loss):
  On securities (including $35,519,339 and
    $44,849,765 from affiliated companies for
    the Alliance Common Stock and Alliance
    Aggressive Stock Portfolios, respectively) .........      6,541,551        (25,614,101)      80,187,460
  On options written ...................................             --                 --               --
  On foreign currency transactions .....................         80,060                 --               --
  On futures contracts .................................             --                 --               --
                                                           ------------     --------------    -------------
 Realized gain (loss)--net .............................      6,621,611        (25,614,101)      80,187,460
                                                           ------------     --------------    -------------
 Change in Unrealized
  Appreciation/Depreciation:
  On securities ........................................        986,571        (71,913,643)      69,192,430
  On options written ...................................             --                 --               --
  On foreign currency transactions .....................       (227,036)                --               --
  On futures contracts .................................             --                 --               --
                                                           ------------     --------------    -------------
 Unrealized appreciation/depreciation--net .............        759,535        (71,913,643)      69,192,430
                                                           ------------     --------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)--NET ...............      7,381,146        (97,527,744)     149,379,890
                                                           ------------     --------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS ............................................   $ 21,573,367     $  (38,187,894)   $ 152,167,192
                                                           ============     ==============    =============

----------
* Net of foreign taxes withheld on dividends of $360, $209,666, $1,167,939, $406,672, $40,153, $391,775 and $543,189 for the Alliance Equity Index,
      Alliance Common Stock, Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively, and on interest of $14,125 for the Alliance Quality Bond Portfolio.









See Notes to Financial Statements.

    ALLIANCE          ALLIANCE         ALLIANCE         ALLIANCE
  EQUITY INDEX      COMMON STOCK        GLOBAL       INTERNATIONAL
    PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
---------------- ----------------- ---------------- ---------------


  $ 19,122,386    $   86,203,386     $ 14,752,313    $  3,232,148
     1,370,159        37,378,241        4,127,993         701,461
  ------------    --------------     ------------    ------------
    20,492,545       123,581,627       18,880,306       3,933,609
  ------------    --------------     ------------    ------------
     4,095,868        39,648,849        8,440,656       1,890,781
       161,194           531,065          676,973         304,614
           595         1,190,015           82,139          13,284
       151,860         1,458,485          185,784          29,246
        31,445           313,626           37,967           4,237
         7,155                --            3,564             688
        16,269           151,037           19,227           3,064
        16,871           363,559           19,270           3,409
  ------------    --------------     ------------    ------------
     4,481,257        43,656,636        9,465,580       2,249,323
  ------------    --------------     ------------    ------------
    16,011,288        79,924,991        9,414,726       1,684,286
  ------------    --------------     ------------    ------------





    13,596,678       938,938,753      116,842,536       4,835,896
            --       355,441,915               --              --
         3,951          (801,351)       1,385,818         134,432
       213,923                --               --              --
  ------------    --------------     ------------    ------------
    13,814,552     1,293,579,317      118,228,354       4,970,328
  ------------    --------------     ------------    ------------


   291,861,129     1,745,664,003      130,654,898      16,555,416
            --      (260,942,993)              --              --
       (10,468)              390       (6,120,059)     (1,575,993)
       377,024                --               --              --
  ------------    --------------     ------------    ------------
   292,227,685     1,484,721,400      124,534,839      14,979,423
  ------------    --------------     ------------    ------------
   306,042,237     2,778,300,717      242,763,193      19,949,751
  ------------    --------------     ------------    ------------
  $322,053,525    $2,858,225,708     $252,177,919    $ 21,634,037
  ============    ==============     ============    ============



     ALLIANCE         ALLIANCE        ALLIANCE                        ALLIANCE
    AGGRESSIVE        SMALL CAP     CONSERVATIVE      ALLIANCE         GROWTH
       STOCK           GROWTH         INVESTORS       BALANCED        INVESTORS
     PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
 ---------------- ---------------- -------------- --------------- ----------------


  $   23,762,346   $   1,255,376    $ 1,028,458    $  9,448,238     $ 12,646,223
      12,833,136       1,182,824     14,407,215      53,093,665       35,821,551
  --------------   -------------    -----------    ------------     ------------
      36,595,482       2,438,200     15,435,673      62,541,903       48,467,774
  --------------   -------------    -----------    ------------     ------------
      24,448,459       2,113,891      1,623,816       7,463,502        9,325,669
         194,188         106,894        114,505         338,569          407,934
         280,406         190,087         40,388              12          148,242
         696,284          25,924         47,977         258,776          249,382
         148,245           6,319          8,400          54,261           51,701
              --             731            202              --            4,222
          72,226           2,852          4,719          26,130           25,707
          61,000           3,514          5,159          26,093           25,248
  --------------   -------------    -----------    ------------     ------------
      25,900,808       2,450,212      1,845,166       8,167,343       10,238,105
  --------------   -------------    -----------    ------------     ------------
      10,694,674         (12,012)    13,590,507      54,374,560       38,229,669
  --------------   -------------    -----------    ------------     ------------





      94,437,250     (21,147,657)    18,206,279     150,711,878      149,734,057
              --              --             --              --               --
              --              --       (311,424)     (1,063,146)      (2,223,786)
              --              --             --              --               --
  --------------   -------------    -----------    ------------     ------------
      94,437,250     (21,147,657)    17,894,855     149,648,732      147,510,271
  --------------   -------------    -----------    ------------     ------------


     (90,382,441)     11,287,980     13,904,809     101,161,924      139,796,045
              --              --             --              --               --
              --              --       (134,872)     (1,382,328)      (2,581,489)
              --              --             --              --               --
  --------------   -------------    -----------    ------------     ------------
     (90,382,441)     11,287,980     13,769,937      99,779,596      137,214,556
  --------------   -------------    -----------    ------------     ------------
       4,054,809      (9,859,677)    31,664,792     249,428,328      284,724,827
   -------------   -------------    -----------    ------------     ------------
      14,749,483   $  (9,871,689)   $45,255,299    $303,802,888     $322,954,496
  =============   =============    ===========    ============     ============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                             ALLIANCE
                                                                           ALLIANCE                   INTERMEDIATE GOVERNMENT
                                                                    MONEY MARKET PORTFOLIO             SECURITIES PORTFOLIO
                                                             ------------------------------------ -------------------------------
                                                                          YEAR ENDED                        YEAR ENDED
                                                                         DECEMBER 31,                      DECEMBER 31,
                                                                     1998              1997             1998            1997
                                                             ------------------- ---------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income .....................................  $     38,632,711    $   24,630,559   $   7,810,216   $   5,754,750
 Realized gain (loss)--net .................................            15,569            57,662       2,997,540         995,258
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................           580,153           (45,650)        108,806         715,736
                                                              ----------------    --------------   -------------   -------------
 Net increase (decrease) in net assets from operations .....        39,228,433        24,642,571      10,916,562       7,465,744
                                                              ----------------    --------------   -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................       (27,368,048)      (21,721,933)     (6,948,505)     (5,646,086)
  Distributions from realized gains ........................           (21,660)          (30,365)             --              --
                                                              ----------------    --------------   -------------   -------------
 Total Class IA dividends and distributions ................       (27,389,708)      (21,752,298)     (6,948,505)     (5,646,086)
                                                              ----------------    --------------   -------------   -------------
 Class IB:
  Dividends from net investment income .....................       (11,444,905)       (2,801,881)       (839,019)        (90,108)
  Distributions from realized gains ........................            (9,300)           (7,892)             --              --
                                                              ----------------    --------------   -------------   -------------
 Total Class IB dividends and distributions ................       (11,454,205)       (2,809,773)       (839,019)        (90,108)
                                                              ----------------    --------------   -------------   -------------
 Decrease in net assets from dividends and
  distributions ............................................       (38,843,913)      (24,562,071)     (7,787,524)     (5,736,194)
                                                              ----------------    --------------   -------------   -------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     1,395,774,350       902,735,892      70,532,629      40,498,885
  Shares issued in reinvestment of dividends and
    distributions ..........................................        27,389,708        21,752,298       6,948,505       5,646,086
  Shares redeemed ..........................................    (1,150,845,557)     (938,706,582)    (42,186,626)    (21,146,992)
                                                              ----------------    --------------   -------------   -------------
 Total Class IA transactions ...............................       272,318,501       (14,218,392)     35,294,508      24,997,979
                                                              ----------------    --------------   -------------   -------------
 Class IB:
  Shares sold ..............................................       412,735,045       158,089,618      26,363,094       5,061,316
  Shares issued in reinvestment of dividends and
    distributions ..........................................        11,454,205         2,809,773         839,019          90,108
  Shares redeemed ..........................................      (160,498,113)      (39,732,243)     (1,510,389)        (97,482)
                                                              ----------------    --------------   -------------   -------------
 Total Class IB transactions ...............................       263,691,137       121,167,148      25,691,724       5,053,942
                                                              ----------------    --------------   -------------   -------------
 Net increase in net assets derived from share
  transactions .............................................       536,009,638       106,948,756      60,986,232      30,051,921
                                                              ----------------    --------------   -------------   -------------
INCREASE IN NET ASSETS .....................................       536,394,158       107,029,256      64,115,270      31,781,471
NET ASSETS, BEGINNING OF PERIOD ............................       573,635,450       466,606,194     120,165,896      88,384,425
                                                              ----------------    --------------   -------------   -------------
NET ASSETS, END OF PERIOD* .................................  $  1,110,029,608    $  573,635,450   $ 184,281,166   $ 120,165,896
                                                              ================    ==============   =============   =============

----------
* Including accumulated undistributed (overdistributed) net investment income of $(30,306) and $149,936 for the Alliance Money Market Portfolio; $41,806 and $17,556 for the Alliance Intermediate Government Securities Portfolio; $397,762 and $321,561 for the Alliance Quality Bond Portfolio; $(123,847) and $29,459 for the Alliance High Yield Portfolio; $181,017 and $(7,871) for the Alliance Growth and Income Portfolio; $533,199 and $(17,221) for the Alliance Equity Index Portfolio, as of December 31, 1998 and December 31, 1997, respectively.


See Notes to Financial Statements.

            ALLIANCE                           ALLIANCE
     QUALITY BOND PORTFOLIO              HIGH YIELD PORTFOLIO
--------------------------------- ----------------------------------
           YEAR ENDED                         YEAR ENDED
          DECEMBER 31,                       DECEMBER 31,
      1998             1997              1998             1997
---------------- ---------------- ----------------- ----------------

 $  14,192,221    $  11,009,665    $    59,339,850   $  29,463,188
     6,621,611        5,117,055        (25,614,101)     19,038,590


       759,535         (291,468)       (71,913,643)      2,081,485
--------------    -------------    ---------------   -------------
    21,573,367       15,835,252        (38,187,894)     50,583,263
--------------    -------------    ---------------   -------------


   (14,217,744)     (11,132,504)       (42,986,540)    (26,828,709)
    (6,441,066)              --         (8,030,526)    (13,814,454)
--------------    -------------    ---------------   -------------
   (20,658,810)     (11,132,504)       (51,017,066)    (40,643,163)
--------------    -------------    ---------------   -------------

          (256)              --        (16,704,168)     (2,657,724)
          (209)              --         (3,915,248)     (2,518,666)
--------------    -------------    ---------------   -------------
          (465)              --        (20,619,416)     (5,176,390)
--------------    -------------    ---------------   -------------

   (20,659,275)     (11,132,504)       (71,636,482)    (45,819,553)
--------------    -------------    ---------------   -------------


   121,204,490       49,175,799        192,696,791     161,350,185

    20,658,810       11,132,504         51,017,066      40,643,163
   (23,592,796)     (16,801,045)      (118,180,171)    (52,652,236)
--------------    -------------    ---------------   -------------
   118,270,504       43,507,258        125,533,686     149,341,112
--------------    -------------    ---------------   -------------

        10,000               --        160,113,817      63,018,257

           465               --         20,619,416       5,176,390
            --               --         (5,903,002)       (534,056)
--------------    -------------    ---------------   -------------
        10,465               --        174,830,231      67,660,591
--------------    -------------    ---------------   -------------

   118,280,969       43,507,258        300,363,917     217,001,703
--------------    -------------    ---------------   -------------
   119,195,061       48,210,006        190,539,541     221,765,413
   203,233,478      155,023,472        421,810,878     200,045,465
--------------    -------------    ---------------   -------------
 $ 322,428,539    $ 203,233,478    $   612,350,419   $ 421,810,878
==============    =============    ===============   =============



             ALLIANCE
         GROWTH AND INCOME                     ALLIANCE
             PORTFOLIO                  EQUITY INDEX PORTFOLIO
  ------------------------------- -----------------------------------
            YEAR ENDED                        YEAR ENDED
           DECEMBER 31,                      DECEMBER 31,
        1998            1997             1998              1997
  --------------- --------------- ------------------ ----------------

   $   2,787,302   $   3,994,742    $   16,011,288    $   9,754,995
      80,187,460      40,626,845        13,814,552        3,560,666


      69,192,430      45,313,202       292,227,685      159,119,452
   -------------   -------------    --------------    -------------
     152,167,192      89,934,789       322,053,525      172,435,113
   -------------   -------------    --------------    -------------


      (2,436,074)     (3,997,147)      (15,462,444)     (10,027,043)
     (70,415,789)    (31,316,552)         (495,835)      (3,323,415)
   -------------   -------------    --------------    -------------
     (72,851,863)    (35,313,699)      (15,958,279)     (13,350,458)
   -------------   -------------    --------------    -------------

        (162,340)        (65,287)           (2,375)            (648)
      (9,420,614)     (1,815,517)             (115)            (392)
   -------------   -------------    --------------    -------------
      (9,582,954)     (1,880,804)           (2,490)          (1,040)
   -------------   -------------    --------------    -------------

     (82,434,817)    (37,194,503)      (15,960,769)     (13,351,498)
   -------------   -------------    --------------    -------------


     251,966,056     251,418,234       593,669,442      450,997,869

      72,851,863      35,313,699        15,958,279       13,350,458
     (65,846,350)    (17,464,089)     (169,374,643)     (66,043,438)
   -------------   -------------    --------------    -------------
     258,971,569     269,267,844       440,253,078      398,304,889
   -------------   -------------    --------------    -------------

      75,779,471      31,791,055           289,964          137,857

       9,582,954       1,880,804             2,490            1,040
      (3,520,202)         (4,484)          (23,916)         (35,558)
   -------------   -------------    --------------    -------------
      81,842,223      33,667,375           268,538          103,339
   -------------   -------------    --------------    -------------

     340,813,792     302,935,219       440,521,616      398,408,228
   -------------   -------------    --------------    -------------
     410,546,167     355,675,505       746,614,372      557,491,843
     587,755,893     232,080,388       943,741,024      386,249,181
   -------------   -------------    --------------    -------------
   $ 998,302,060   $ 587,755,893    $1,690,355,396    $ 943,741,024
   =============   =============    ==============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                           ALLIANCE
                                                                    COMMON STOCK PORTFOLIO
                                                             -------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                                                                     1998               1997
                                                             ------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................  $     79,924,991    $   55,815,739
 Realized gain (loss)--net .................................     1,293,579,317       983,715,133
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................     1,484,721,400     1,046,218,790
                                                              ----------------    --------------
 Net increase (decrease) in net assets from operations .....     2,858,225,708     2,085,749,662
                                                              ----------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................       (66,892,105)      (43,806,963)
  Distributions from realized gains ........................    (1,453,774,524)     (700,688,717)
                                                              ----------------    --------------
 Total Class IA dividends and distributions ................    (1,520,666,629)     (744,495,680)
                                                              ----------------    --------------
 Class IB:
  Dividends from net investment income .....................        (1,845,494)         (241,911)
  Distributions from realized gains ........................       (96,324,343)      (16,923,582)
                                                              ----------------    --------------
 Total Class IB dividends and distributions ................       (98,169,837)      (17,165,493)
                                                              ----------------    --------------
 Decrease in net assets from dividends and
  distributions ............................................    (1,618,836,466)     (761,661,173)
                                                              ----------------    --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................     1,061,850,530     1,034,152,489
  Shares issued in reinvestment of dividends and
    distributions ..........................................     1,520,666,629       744,495,680
  Shares redeemed ..........................................    (1,054,408,083)     (394,260,503)
                                                              ----------------    --------------
 Total Class IA transactions ...............................     1,528,109,076     1,384,387,666
                                                              ----------------    --------------
 Class IB:
  Shares sold ..............................................       475,955,734       209,141,659
  Shares issued in reinvestment of dividends and
    distributions ..........................................        98,169,837        17,165,493
  Shares redeemed ..........................................        (6,276,804)         (643,153)
                                                              ----------------    --------------
 Total Class IB transactions ...............................       567,848,767       225,663,999
                                                              ----------------    --------------
 Net increase in net assets derived from share
  transactions .............................................     2,095,957,843     1,610,051,665
                                                              ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS ..........................     3,335,347,085     2,934,140,154
NET ASSETS, BEGINNING OF PERIOD ............................     9,560,773,733     6,626,633,579
                                                              ----------------    --------------
NET ASSETS, END OF PERIOD* .................................  $ 12,896,120,818    $9,560,773,733
                                                              ================    ==============



                                                                           ALLIANCE
                                                                       GLOBAL PORTFOLIO
                                                             -------------------------------------
                                                                          YEAR ENDED
                                                                         DECEMBER 31,
                                                                    1998               1997
                                                             ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income (loss) ..............................   $    9,414,726     $   11,050,762
 Realized gain (loss)--net .................................      118,228,354        101,771,496
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net ..............................      124,534,839         14,062,715
                                                               --------------     --------------
 Net increase (decrease) in net assets from operations .....      252,177,919        126,884,973
                                                               --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income .....................      (15,151,207)       (23,003,562)
  Distributions from realized gains ........................      (86,201,793)       (76,503,591)
                                                               --------------     --------------
 Total Class IA dividends and distributions ................     (101,353,000)       (99,507,153)
                                                               --------------     --------------
 Class IB:
  Dividends from net investment income .....................         (363,521)          (319,694)
  Distributions from realized gains ........................       (2,973,624)        (1,359,092)
                                                               --------------     --------------
 Total Class IB dividends and distributions ................       (3,337,145)        (1,678,786)
                                                               --------------     --------------
 Decrease in net assets from dividends and
  distributions ............................................     (104,690,145)      (101,185,939)
                                                               --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold ..............................................      155,109,252        241,147,160
  Shares issued in reinvestment of dividends and
    distributions ..........................................      101,353,000         99,507,153
  Shares redeemed ..........................................     (244,390,306)      (159,826,842)
                                                               --------------     --------------
 Total Class IA transactions ...............................       12,071,946        180,827,471
                                                               --------------     --------------
 Class IB:
  Shares sold ..............................................       22,632,466         21,767,932
  Shares issued in reinvestment of dividends and
    distributions ..........................................        3,337,145          1,678,786
  Shares redeemed ..........................................       (2,713,553)        (1,917,712)
                                                               --------------     --------------
 Total Class IB transactions ...............................       23,256,058         21,529,006
                                                               --------------     --------------
 Net increase in net assets derived from share
  transactions .............................................       35,328,004        202,356,477
                                                               --------------     --------------
INCREASE (DECREASE) IN NET ASSETS ..........................      182,815,778        228,055,511
NET ASSETS, BEGINNING OF PERIOD ............................    1,225,386,995        997,331,484
                                                               --------------     --------------
NET ASSETS, END OF PERIOD* .................................   $1,408,202,773     $1,225,386,995
                                                               ==============     ==============

----------
 * Including accumulated undistributed (overdistributed) net investment income of $4,587,455 and $8,941,474 for the Alliance Common Stock Portfolio; $(4,115,630) and $451,087 for the Alliance Global Portfolio; $(487,521) and $(1,256,432) for the Alliance International Portfolio; $(148,225) and $(113,631) for the Alliance Aggressive Stock Portfolio; $(2,244) and $(461) for the Alliance Small Cap Growth Portfolio; $(38,513) and $35,314 for the Alliance Conservative Investors Portfolio, as of December 31, 1998 and December 31, 1997, respectively.

**  Commencement of operations.


See Notes to Financial Statements.

             ALLIANCE                              ALLIANCE
      INTERNATIONAL PORTFOLIO             AGGRESSIVE STOCK PORTFOLIO
----------------------------------- ---------------------------------------
            YEAR ENDED                            YEAR ENDED
           DECEMBER 31,                          DECEMBER 31,
       1998              1997               1998                1997
----------------- ----------------- ------------------- -------------------

 $     1,684,286   $     1,609,964   $      10,694,674   $       4,499,773
       4,970,328         8,394,226          94,437,250         523,431,192


      14,979,423       (15,340,188)        (90,382,441)        (75,825,667)
----------------   ---------------   -----------------   -----------------
      21,634,037        (5,335,998)         14,749,483         452,105,298
----------------   ---------------   -----------------   -----------------


      (3,728,549)       (5,505,067)        (19,956,153)         (6,323,032)
         (39,070)       (9,560,102)       (209,908,935)       (381,316,889)
----------------   ---------------   -----------------   -----------------
      (3,767,619)      (15,065,169)       (229,865,088)       (387,639,921)
----------------   ---------------   -----------------   -----------------

        (100,012)          (69,625)           (496,396)             (8,975)
          (1,254)         (161,535)         (6,821,111)         (6,038,166)
----------------   ---------------   -----------------   -----------------
        (101,266)         (231,160)         (7,317,507)         (6,047,141)
----------------   ---------------   -----------------   -----------------

      (3,868,885)      (15,296,329)       (237,182,595)       (393,687,062)
----------------   ---------------   -----------------   -----------------


     451,931,751       204,985,168       1,200,293,864       1,331,662,733

       3,767,619        15,065,169         229,865,088         387,639,921
    (459,041,931)     (161,266,462)     (1,458,834,640)     (1,058,223,800)
----------------   ---------------   -----------------   -----------------
      (3,342,561)       58,783,875         (28,675,688)        661,078,854
----------------   ---------------   -----------------   -----------------

       6,597,093         3,841,704          85,624,198          72,451,903

         101,266           231,160           7,317,507           6,047,141
      (2,708,158)         (234,071)         (4,401,173)           (608,248)
----------------   ---------------   -----------------   -----------------
       3,990,201         3,838,793          88,540,532          77,890,796
----------------   ---------------   -----------------   -----------------

         647,640        62,622,668          59,864,844         738,969,650
----------------   ---------------   -----------------   -----------------
      18,412,792        41,990,341        (162,568,268)        797,387,886
     193,897,176       151,906,835       4,663,257,303       3,865,869,417
----------------   ---------------   -----------------   -----------------
 $   212,309,968   $   193,897,176   $   4,500,689,035   $   4,663,257,303
================   ===============   =================   =================



              ALLIANCE                           ALLIANCE
          SMALL CAP GROWTH                CONSERVATIVE INVESTORS
              PORTFOLIO                          PORTFOLIO
 ----------------------------------- ---------------------------------
     YEAR ENDED      MAY 1, 1997**              YEAR ENDED
    DECEMBER 31,    TO DECEMBER 31,            DECEMBER 31,
        1998              1997             1998             1997
 ----------------- ----------------- ---------------- ----------------

  $       (12,012)   $      16,358    $  13,590,507    $  12,201,104
      (21,147,657)       1,627,719       17,894,855       13,986,324


       11,287,980          743,694       13,769,937       10,167,050
  ---------------    -------------    -------------    -------------
       (9,871,689)       2,387,771       45,255,299       36,354,478
  ---------------    -------------    -------------    -------------


          (16,814)         (16,325)     (12,787,640)     (11,954,796)
               --       (2,163,100)     (18,882,918)      (9,269,071)
  ---------------    -------------    -------------    -------------
          (16,814)      (2,179,425)     (31,670,558)     (21,223,867)
  ---------------    -------------    -------------    -------------

               --             (904)        (702,882)         (74,433)
               --       (1,071,973)      (1,574,187)        (163,419)
  ---------------    -------------    -------------    -------------
               --       (1,072,877)      (2,277,069)        (237,852)
  ---------------    -------------    -------------    -------------

          (16,814)      (3,252,302)     (33,947,627)     (21,461,719)
  ---------------    -------------    -------------    -------------


      625,198,674      154,901,196       44,384,823       34,060,741

           16,814        2,179,425       31,670,558       21,223,868
     (515,462,936)     (62,293,798)     (39,710,758)     (44,876,250)
  ---------------    -------------    -------------    -------------
      109,752,552       94,786,823       36,344,623       10,408,359
  ---------------    -------------    -------------    -------------

       72,962,781       46,064,536       25,242,172        5,707,042

               --        1,072,877        2,277,069          237,851
       (3,211,937)         (60,253)        (618,411)        (107,498)
  ---------------    -------------    -------------    -------------
       69,750,844       47,077,160       26,900,830        5,837,395
  ---------------    -------------    -------------    -------------

      179,503,396      141,863,983       63,245,453       16,245,754
  ---------------    -------------    -------------    -------------
      169,614,893      140,999,452       74,553,125       31,138,513
      140,999,452               --      313,540,914      282,402,401
  ---------------    -------------    -------------    -------------
  $   310,614,345    $ 140,999,452    $ 388,094,039    $ 313,540,914
  ===============    =============    =============    =============

THE HUDSON RIVER TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Concluded)


                                                                    ALLIANCE                              ALLIANCE
                                                               BALANCED PORTFOLIO                GROWTH INVESTORS PORTFOLIO
                                                      ------------------------------------- -------------------------------------
                                                                   YEAR ENDED                            YEAR ENDED
                                                                  DECEMBER 31,                          DECEMBER 31,
                                                             1998               1997               1998               1997
                                                      ------------------ ------------------ ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..............................   $   54,374,560     $   55,060,063     $   38,229,669     $   32,794,295
 Realized gain--net .................................      149,648,732        113,021,038        147,510,271        121,986,091
 Change in unrealized appreciation/depreciation of
  investments and foreign currency denominated
  assets and liabilities--net .......................       99,779,596         65,873,768        137,214,556         78,749,885
                                                        --------------     --------------     --------------     --------------
 Net increase in net assets from operations .........      303,802,888        233,954,869        322,954,496        233,530,271
                                                        --------------     --------------     --------------     --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):
 Class IA:
  Dividends from net investment income ..............      (48,802,014)       (54,844,131)       (36,481,422)       (37,426,355)
  Distributions from realized gains .................     (161,293,799)       (84,244,038)      (156,501,489)       (84,649,354)
                                                        --------------     --------------     --------------     --------------
 Total Class IA dividends and distributions .........     (210,095,813)      (139,088,169)      (192,982,911)      (122,075,709)
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Dividends from net investment income ..............             (106)                --         (1,186,181)          (527,651)
  Distributions from realized gains .................             (872)                --         (7,045,472)        (1,840,006)
                                                        --------------     --------------     --------------     --------------
 Total Class IB dividends and distributions .........             (978)                --         (8,231,653)        (2,367,657)
                                                        --------------     --------------     --------------     --------------
 Decrease in net assets from dividends and
  distributions .....................................     (210,096,791)      (139,088,169)      (201,214,564)      (124,443,366)
                                                        --------------     --------------     --------------     --------------
SHARE TRANSACTIONS (NOTES 1 AND 5):
 Class IA:
  Shares sold .......................................       90,787,180         64,626,322        120,550,111        177,931,189
  Shares issued in reinvestment of dividends and
    distributions ...................................      210,095,813        139,088,169        192,982,911        122,075,709
  Shares redeemed ...................................     (182,248,936)      (212,348,166)       (99,572,371)       (80,173,883)
                                                        --------------     --------------     --------------     --------------
 Total Class IA transactions ........................      118,634,057         (8,633,675)       213,960,651        219,833,015
                                                        --------------     --------------     --------------     --------------
 Class IB:
  Shares sold .......................................           10,000                 --         50,028,647         34,376,432
  Shares issued in reinvestment of dividends and
    distributions ...................................              978                 --          8,231,653          2,367,657
  Shares redeemed ...................................               --                 --         (4,979,079)        (1,660,277)
                                                        --------------     --------------     --------------     --------------
 Total Class IB transactions ........................           10,978                 --         53,281,221         35,083,812
                                                        --------------     --------------     --------------     --------------
 Net increase (decrease) in net assets derived from
  share transactions ................................      118,645,035         (8,633,675)       267,241,872        254,916,827
                                                        --------------     --------------     --------------     --------------
INCREASE IN NET ASSETS ..............................      212,351,132         86,233,025        388,981,804        364,003,732
NET ASSETS, BEGINNING OF PERIOD .....................    1,724,088,529      1,637,855,504      1,666,118,715      1,302,114,983
                                                        --------------     --------------     --------------     --------------
NET ASSETS, END OF PERIOD* ..........................   $1,936,439,661     $1,724,088,529     $2,055,100,519     $1,666,118,715
                                                        ==============     ==============     ==============     ==============

----------
* Including accumulated undistributed (overdistributed) net investment income of $4,480,474 and $84,008 for the Alliance Balanced Portfolio; $(1,007,460) and $(1,463,848) for the Alliance Growth Investors Portfolio, as of December 31, 1998 and December 31, 1997, respectively.


See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998


------------------------------------------------------------------------------------------------

                                                                                      EFFECTIVE
                                                      PRINCIPAL          VALUE         ANNUAL
                                                       AMOUNT          (NOTE 1)        YIELD*
                                                   --------------   --------------   ----------
SHORT-TERM DEBT SECURITIES:
BANK NOTES
Abbey National Treasury Services
 Due 01/20/99 ..................................    $29,400,000      $29,406,356         5.79%
First Union Bank
 Due 04/01/99 ..................................     35,000,000       35,027,541         5.19
                                                                     -----------
  TOTAL BANK NOTES (5.8%) ......................                      64,433,897
                                                                     -----------
BANKERS' ACCEPTANCES
First National Bank Chicago
 Due 06/07/99 ..................................     12,000,000       11,732,053         4.92
Wachovia Bank and Trust Co. NA
 Due 03/01/99 ..................................     25,000,000       25,012,313         5.17
                                                                     -----------
  TOTAL BANKERS' ACCEPTANCES (3.3%) ............                      36,744,366
                                                                     -----------
CERTIFICATES OF DEPOSIT
FCC National Bank
  Due 03/17/99 .................................     20,000,000       20,013,962         5.21
Rabobank Nederland N.V.:
 Due 02/02/99 ..................................     14,000,000       14,005,127         5.77
 Due 04/27/99 ..................................      3,500,000        3,507,967         5.82
Royal Bank of Canada, New York
 Due 02/24/99 ..................................      9,000,000        9,005,611         5.77
Swiss Bank Corp.
 Due 03/24/99 ..................................     25,000,000       25,032,335         5.69
                                                                     -----------
  TOTAL CERTIFICATES OF DEPOSIT (6.5%) .........                      71,565,002
                                                                     -----------
COMMERCIAL PAPER
Allianz of America Financial, Inc.
 Due 02/23/99+ .................................     35,000,000       34,755,241         5.16
American General Corp.
 Due 03/15/99 ..................................     25,000,000       24,760,215         5.19
Associates Corp. of North America
 Due 03/29/99 ..................................     35,000,000       34,599,919         5.09
Bank of America
 Due 04/15/99 ..................................     35,000,000       34,522,754         5.12
Banque Caisse
 Due 06/07/99 ..................................     35,000,000       34,279,543         4.98
Cargill Finance Corp.
 Due 03/05/99 ..................................      2,343,000        2,323,606         5.09
CC (USA) Corp.
 Due 02/26/99 ..................................     25,000,000       24,815,278         5.11
Ford Motor Credit Co.
 Due 06/10/99 ..................................     35,000,000       34,265,777         4.96
General Electric Capital Corp.
 Due 04/30/99 ..................................     15,000,000       14,765,966         5.14
General Motors Acceptance Corp.
 Due 02/16/99 ..................................     25,000,000       24,848,263         5.27
Koch Industries
 Due 01/04/99+ .................................     50,000,000       49,979,414         5.05
Morgan Stanley Group, Inc.
 Due 03/24/99 ..................................     35,000,000       34,622,914         5.26
Motorola, Inc.
 Due 03/19/99 ..................................     33,700,000       33,359,057         5.10
National City Corp.
 Due 05/10/99 ..................................     25,500,000       25,068,708         5.04
National Rural Utilities Finance Corp.
 Due 03/17/99 ..................................     13,000,000       12,871,895         5.08
Prudential Funding Corp.
 Due 02/18/99 ..................................     25,000,000       24,841,665         5.27

THE HUDSON RIVER TRUST
ALLIANCE MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


--------------------------------------------------------------------------------------------------------

                                                                                               EFFECTIVE
                                                             PRINCIPAL           VALUE          ANNUAL
                                                              AMOUNT           (NOTE 1)         YIELD*
                                                          --------------   ----------------   ----------
Republic National Bank, New York
 Due 03/15/99 .........................................    $35,000,000      $   34,664,300        5.10%
Southwestern Bell Corp.
 Due 01/21/99 .........................................     20,000,000          19,947,000        5.70
Suntrust Bank
 Due 01/29/99 .........................................     20,000,000          19,925,800        5.54
Wells Fargo Bank
 Due 03/15/99 .........................................     33,000,000          32,679,468        5.15
                                                                            --------------
  TOTAL COMMERCIAL PAPER (49.7%) ......................                        551,896,783
                                                                            --------------
TIME DEPOSIT (1.5%)
Canadian Imperial Bank
 Due 01/04/99 .........................................     16,700,000          16,700,693        5.25
                                                                            --------------
U.S. GOVERNMENT AGENCIES
Federal Farm Credit Bank
 Due 03/01/99 .........................................     35,000,000          35,030,820        4.90
Federal Home Loan Mortgage Corp.
 Due 02/26/99 .........................................     35,000,000          34,763,166        5.04
Federal National Mortgage Association
 Due 03/03/99 .........................................     35,000,000          34,740,241        5.05
                                                                            --------------
  TOTAL U.S. GOVERNMENT AGENCIES (9.4%) ...............                        104,534,227
                                                                            --------------
VARIABLE RATE SECURITIES
Asset Backed Capital Financial
 Due 07/22/99(a)+ .....................................     25,000,000          25,006,520        5.69
Credit Suisse First Boston
 Due 04/14/99(a)+ .....................................     30,000,000          30,003,339        5.44
Federal Home Loan Bank
 Due 08/12/99(a) ......................................     25,000,000          25,001,883        5.33
General Electric Capital Corp., Series 1
 Due 06/04/99(a) ......................................     25,000,000          25,000,860        5.55
Royal Bank of Canada, New York
 Due 08/25/99(a) ......................................     20,000,000          20,001,762        5.26
Sigma Finance
 Due 08/23/99(a)+ .....................................     25,000,000          25,002,295        5.20
SMM Trust, Series 1998-B
 Due 03/05/99(a)+ .....................................     15,000,000          15,000,846        5.62
Student Loan Marketing Association
 Due 11/09/99(a) ......................................     35,000,000          35,003,808        5.44
Wachovia Bank and Trust Co. NA
 Due 02/19/99(a) ......................................     20,000,000          20,003,672        5.49
                                                                            --------------
  TOTAL VARIABLE RATE SECURITIES (19.8%) ..............                        220,024,985
                                                                            --------------
TOTAL INVESTMENTS IN SHORT-TERM DEBT SECURITIES (96.0%)
 (Amortized Cost $1,065,207,929).......................                      1,065,899,953
OTHER ASSETS
 LESS LIABILITIES (4.0%) ..............................                         44,129,655
                                                                            --------------
NET ASSETS (100.0%) ...................................                     $1,110,029,608
                                                                            ==============

----------
*     Based on market values at the close of business on December 31, 1998.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $179,747,655 or 16.2% of net assets.
(a) Coupon will fluctuate based upon an interest rate index. Stated due date reflects final maturity of security.




                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                           PRINCIPAL            VALUE
                                             AMOUNT           (NOTE 1)
                                      ------------------- ----------------
LONG-TERM DEBT SECURITIES:
COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
Allied Capital Commercial
  Mortgage Trust
 6.31%, 09/25/03 ..................       $ 3,295,480     $  3,306,289
                                                          ------------
MORTGAGE RELATED (47.8%)
Amresco Residential Securities
  Mortgage Loan Trust
 5.94%, 03/25/15 ..................         4,500,000        4,443,750
Countrywide Home Equity Loan
  Trust
 5.94%, 10/15/24 ..................         2,909,095        2,858,186
Federal Farm Credit Bank
 6.29%, 08/25/04 ..................         4,700,000        4,935,752
Federal Home Loan Bank
 5.77%, 02/03/04 ..................         6,430,000        6,574,675
Federal Home Loan Mortgage
  Corp. GOLD
 9.5%, 01/01/20 ...................             4,799            5,111
Federal National Mortgage
  Association:
 7.0%, 12/01/07 ...................           481,358          491,587
 7.0%, 08/01/10 ...................           608,157          621,080
 7.0%, 10/01/10 ...................           452,382          461,995
 7.0%, 12/01/10 ...................           433,401          442,610
 7.0%, 01/01/11 ...................           557,138          568,978
 7.0%, 04/01/11 ...................           478,522          488,691
 7.0%, 05/01/11 ...................           459,080          468,835
 7.0%, 06/01/11 ...................           611,489          624,483
 7.0%, 07/01/11 ...................           588,025          600,521
 7.0%, 10/01/11 ...................         1,062,324        1,084,898
 7.0%, 05/01/12 ...................         1,078,657        1,101,578
 7.0%, 06/01/12 ...................         1,066,769        1,089,437
 7.0%, 07/01/12 ...................           397,660          406,110
 7.0%, 08/01/12 ...................           485,234          495,546
 7.0%, 09/01/12 ...................           805,075          822,183
 7.0%, 10/01/12 ...................         2,132,470        2,177,786
 7.0%, 11/01/12 ...................         4,606,692        4,704,584
 7.0%, 12/01/12 ...................           605,771          618,643
 6.5%, 01/01/13 ...................         4,160,448        4,216,356
 7.0%, 01/01/13 ...................           537,136          548,550
 6.5%, 02/01/13 ...................         1,421,969        1,441,078
 6.5%, 03/01/13 ...................         1,397,968        1,416,754
 7.0%, 05/01/13 ...................           417,684          426,559
 6.5%, 06/01/13 ...................         6,385,306        6,471,111
 6.5%, 07/01/13 ...................         1,512,861        1,533,191
 6.5%, 11/01/13 ...................         3,240,476        3,284,022
30 Year TBA GOLD
 6.5%, 12/01/28 ...................        14,000,000       14,105,126


                                           PRINCIPAL            VALUE
                                             AMOUNT           (NOTE 1)
                                      ------------------- ----------------
Green Tree Home Improvement
  Loan Trust
 6.25%, 08/15/29 ..................       $ 5,000,000     $  5,034,400
Morgan Stanley Capital I, Series
  1998-XL2, Class A2
 6.17%, 10/03/08 ..................         4,000,000        4,047,520
Nomura Depositor Trust
 5.936%, 01/15/03 .................         3,249,674        3,166,904
Prudential Home Mortgage
  Securities:
 7.5%, 07/25/23 ...................         6,095,750        6,202,387
 8.15%, 01/25/24 ..................           171,598          172,135
                                                          ------------
                                                            88,153,112
                                                          ------------
U.S. GOVERNMENT & AGENCIES (65.8%)
Tennessee Valley Authority
 6.5%, 08/20/01 ...................         5,400,000        5,589,864
U.S. Treasury:
 5.125% Note, 08/31/00 ............        31,000,000       31,242,203
 5.75% Note, 10/31/00 .............        11,000,000       11,209,693
 4.625% Note, 11/30/00 ............         4,900,000        4,903,062
 6.125% Note, 12/31/01 ............        24,300,000       25,279,606
 5.75% Note, 08/15/03 .............        12,000,000       12,525,000
 4.25% Note, 11/15/03 .............         7,000,000        6,908,125
 11.875% Bond, 11/15/03 ...........         6,300,000        8,219,534
 6.625% Note, 05/15/07 ............         9,000,000       10,122,192
 4.75% Note, 11/15/08 .............         5,100,000        5,139,846
                                                          ------------
                                                           121,139,125
                                                          ------------
TOTAL LONG-TERM DEBT SECURITIES (115.4%)
 (Amortized Cost $211,154,160).                             212,598,526
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.77%, due 01/20/99 .............        10,000,000        9,973,083
Federal Home Loan Mortgage
  Corp.
  4.7%, due 01/04/99 ..............         3,300,000        3,298,708
                                                          ------------
TOTAL U.S. GOVERNMENT AGENCIES (7.2%)                        13,271,791
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (7.2%)
 (Amortized Cost $13,271,791)......                         13,271,791
                                                          ------------
TOTAL INVESTMENTS (122.6%)
 (Amortized Cost $224,425,951).....                        225,870,317
OTHER ASSETS
  LESS LIABILITIES* (--22.6%) .....                        (41,589,151)
                                                          ------------
NET ASSETS (100.0%) ...............                       $184,281,166
                                                          ============

----------

 Financial Futures Contracts outstanding at December 31,
 1998:                                                                                                            UNREALIZED
                                              EXPIRATION        NUMBER          ORIGINAL         VALUE AT        APPRECIATION
DESCRIPTION                                      DATE        OF CONTRACTS         VALUE          12/31/98       (DEPRECIATION)
------------------------------------------   ------------   --------------   --------------   --------------   ---------------
Long 2-Year U.S. Treasury Note ...........      3/99             78             $16,549,406      $16,498,219        $ (51,187)
Short 10-Year U.S. Treasury Note .........      3/99             41               4,937,938        4,885,406           52,532
                                                                                                                    ---------
                                                                                                                    $   1,345
                                                                                                                    =========

----------
*     Includes $33,447 cash held as collateral on financial futures contracts.


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                        PRINCIPAL        VALUE
                                          AMOUNT        (NOTE 1)
                                      ------------- ---------------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS (0.3%)
CHEMICALS
Reliance Industries Ltd.
 10.375%, 06/24/16+ ................   $ 1,100,000     $    884,840
                                                       ------------
CONSUMER NONCYCLICALS
MEDIA & CABLE
Time Warner Entertainment Co.
 8.375%, 03/15/23 ..................     5,700,000        6,919,686
Turner Broadcasting System, Inc.
 8.375%, 07/01/13 ..................     2,450,000        2,928,436
                                                       ------------
 TOTAL CONSUMER NONCYCLICALS (3.1%)                       9,848,122
                                                       ------------
CREDIT SENSITIVE
BANKS (1.4%)
Chase Manhattan Corp.
 6.375%, 04/01/08 ..................     4,500,000        4,668,300
                                                       ------------
FINANCIAL SERVICES (8.9%)
Associates Corp. of North America
 5.75%, 11/01/03 ...................     5,500,000        5,549,335
General Motors Acceptance Corp.
 6.375%, 12/01/01 ..................    13,000,000       13,317,200
Prudential Insurance Co.
 8.3%, 07/01/25 ....................     8,000,000        9,714,600
                                                       ------------
                                                         28,581,135
                                                       ------------
UTILITY--ELECTRIC (1.9%)
Dominion Resources Capital
  Trust I
 7.83%, 12/01/27 ...................     5,925,000        6,210,881
                                                       ------------
 TOTAL CREDIT SENSITIVE (12.2%)                          39,460,316
                                                       ------------
ENERGY (2.5%)
COAL & GAS PIPELINES
Williams Companies, Inc.
 6.125%, 02/01/01 ..................     8,055,000        8,065,794
                                                       ------------
U.S. GOVERNMENT AGENCIES
MORTGAGE RELATED
Federal Home Loan Mortgage
  Corp.:
 7.0%, 09/01/11 ....................     5,315,128        5,431,396
 7.5%, 04/01/28 ....................     3,928,833        4,033,195
Federal National Mortgage
  Association:
 5.25%, 01/15/03 ...................    17,790,000       17,912,217
 6.5%, 06/01/11 ....................     9,410,648        9,537,109
 6.5%, 09/01/11 ....................     1,545,779        1,566,552
 7.0%, 02/01/13 ....................     4,173,433        4,264,727
 6.5%, 05/01/13 ....................     4,691,984        4,755,035


                                        PRINCIPAL        VALUE
                                          AMOUNT        (NOTE 1)
                                      ------------- ---------------
 7.0%, 05/01/26 ....................   $ 1,541,579     $  1,571,447
 7.0%, 01/01/28 ....................     2,422,433        2,469,368
 6.5%, 03/01/28 ....................     1,320,513        1,327,940
 6.5%, 09/01/28 ....................     1,985,896        1,997,067
 6.5%, 10/01/28 ....................       992,217          997,798
 6.5%, 12/01/28 ....................     5,527,500        5,558,592
 8.0% 30 Year TBA, 12/01/28 ........     6,300,000        6,523,146
Government National Mortgage
  Association:
 7.0%, 11/15/26 ....................     9,297,570        9,509,647
 7.0%, 07/15/27 ....................     2,649,152        2,709,580
 7.0%, 02/15/28 ....................     8,206,492        8,393,681
 6.5%, 03/15/28 ....................     3,539,241        3,573,536
 6.5%, 04/15/28 ....................     2,774,749        2,801,636
 6.5%, 05/15/28 ....................       369,392          372,972
 7.0%, 12/15/28 ....................    15,075,000       15,418,861
                                                       ------------
 TOTAL U.S. GOVERNMENT AGENCIES (34.3%)
                                                       110,725,502
                                                       ------------
U.S. GOVERNMENT
U.S. Treasury:
 6.5% Note, 08/31/01 ...............    20,600,000      21,533,448
 6.5% Note, 05/31/02 ...............    38,000,000      40,125,644
 5.75% Note, 08/15/03 ..............    30,500,000      31,834,375
 4.25% Note, 11/15/03 ..............     5,125,000       5,057,734
 6.875% Note, 05/15/06 .............     1,000,000       1,130,313
 5.625% Note, 05/15/08 .............    16,325,000      17,416,735
 6.125% Bond, 11/15/27 .............    14,300,000      16,016,000
 5.25% Bond, 11/15/28 ..............    10,200,000      10,455,000
                                                       ------------
 TOTAL U.S. GOVERNMENT (44.5%)
                                                       143,569,249
                                                       ------------
TOTAL LONG-TERM DEBT SECURITIES (96.9%)
 (Amortized Cost $309,661,067)......                   312,553,823
                                                       ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.9%)
Federal Home Loan
  Mortgage Corp.
 4.7%, due 01/04/99 ................    12,500,000      12,495,104
                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.9%)
 (Amortized Cost $12,495,104).......                    12,495,104
                                                       ------------
TOTAL INVESTMENTS (100.8%)
 (Amortized Cost $322,156,171)......                   325,048,927
OTHER ASSETS
  LESS LIABILITIES (-0.8%) .........                    (2,620,388)
                                                       ------------
NET ASSETS (100.0%) ................                  $322,428,539
                                                      =============

----------
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $884,840 or 0.3% of net assets.






                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                  NUMBER                 VALUE
                                                 OF SHARES              (NOTE 1)
                                           --------------------   -------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
Pegasus Communications Corp.
  (Class A)* ...........................         3,384            $     84,811
                                                                  ------------
TRUCKING, SHIPPING (0.0%)
Millenium SeaCarriers, Inc.--
  Warrants (expire 07/15/05)* ..........         6,000                       0
                                                                  ------------
  TOTAL BUSINESS SERVICES (0.0%)                                        84,811
                                                                  ------------
CAPITAL GOODS (0.0%)
BUILDING & CONSTRUCTION
Capital Pacific Holdings,
  Inc.--Warrants
  (expire 05/01/02)* ...................        11,850                   8,887
                                                                  ------------
CONSUMER CYCLICALS
LEISURE RELATED (0.0%)
Discovery Zone--Warrants
  (expire 08/01/07)*+ ..................         3,500                       4
                                                                  ------------
RETAIL--GENERAL (0.0%)
FTD Corp.*+ ............................        37,500                  18,750
V2 Music Holdings--Warrants
  (expire 04/15/08)* ...................         8,000                       0
                                                                  ------------
                                                                        18,750
                                                                  ------------
  TOTAL CONSUMER CYCLICALS (0.0%)                                       18,754
                                                                  ------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.0%)
Wright Medical Technology, Inc.--
  Warrants (expire 06/30/03)* ..........           618                       6
                                                                  ------------
SOAPS & TOILETRIES (0.0%)
Renaissance Cosmetics, Inc.--
  Warrants (expire 08/15/01)* ..........         2,000                       2
                                                                  ------------
  TOTAL CONSUMER NONCYCLICALS (0.0%)                                         8
                                                                  ------------
TECHNOLOGY
ELECTRONICS (0.0%)
Interactive Systems Corp.--
  Warrants (expire 08/01/03)* ..........         1,500                     187
                                                                  ------------
TELECOMMUNICATIONS (0.1%)
American Mobile Satellite
  Corp.--Warrants
  (expire 04/01/08)* ...................         6,900                  26,772
DTI Holdings, Inc.--Warrants
  (expire 03/01/08)* ...................        50,000                       0
Firstworld Communications--
  Warrants (expire 04/15/08)* ..........         7,000                       0
Knology Holdings, Inc.--
  Warrants (expire 10/15/07)* ..........        15,000                  37,500
Long Distance International,
  Inc.--Warrants
  (expire 04/13/08)* ...................         5,000                       0
Optel, Inc.* ...........................        10,000                 350,000
Orion Network Systems, Inc.--
  Warrants (expire 01/15/07)* ..........         4,000                  44,000
PathNet, Inc.--Warrants
  (expire 04/15/08)* ...................         5,000                       0
Primus Telecommunications--
  Warrants (expire 08/01/04)* ..........         6,500                  81,250


                                                  NUMBER                 VALUE
                                                 OF SHARES              (NOTE 1)
                                           --------------------   -------------------
Splitrock Services, Inc.--
  Warrants (expire 07/15/08)* ..........         8,000            $          0
Versatel Telecommunications--
  Warrants (expire 05/15/08)* ..........         5,800                       0
21st Century Telecom Group--
  Warrants (expire 02/15/10)* ..........         4,000                       0
                                                                  ------------
                                                                       539,522
                                                                  ------------
  TOTAL TECHNOLOGY (0.1%) ..............                               539,709
                                                                  ------------
TOTAL COMMON STOCKS AND
  OTHER INVESTMENTS (0.1%)
  (Cost $118,420).......................                               652,169
                                                                  ------------
PREFERRED STOCKS:
CONSUMER NONCYCLICALS (0.3%)
HOSPITAL SUPPLIES & SERVICES
HH Acquisition Corp.
  13.5% ................................         2,000               1,739,783
                                                                  ------------
TECHNOLOGY (0.4%)
TELECOMMUNICATIONS
21st Century Telecom Group
  13.75%* (b) ..........................         4,327               2,812,641
                                                                  ------------
TOTAL PREFERRED STOCKS (0.7%)
  (Cost $5,999,750).....................                             4,552,424
                                                                  ------------
                                                PRINCIPAL
                                                  AMOUNT
                                                ----------
LONG-TERM DEBT SECURITIES:
BASIC MATERIALS
CHEMICALS (3.3%)
Aqua Chemicals, Inc.
  11.25%, 07/01/08+ ....................       $6,500,000            6,240,000
Brunner Mond Group PLC
  11.0%, 07/15/08+ .....................       10,000,000            9,200,000
Geo Specialty Chemicals
  10.125%, 08/01/08+ ...................        5,000,000            4,800,000
                                                                  ------------
                                                                    20,240,000
                                                                  ------------
METALS & MINING (2.3%)
Golden Northwest Aluminum
  12.0%, 12/15/06+ .....................        6,000,000            6,030,000
Murrin Murrin Holdings
  9.375%, 08/31/07 .....................        2,500,000            2,200,000
P&L Coal Holdings Corp.
  (Series B)
  9.625%, 05/15/08 .....................        6,100,000            6,161,000
                                                                  ------------
                                                                    14,391,000
                                                                  ------------
PAPER (2.0%)
Doman Industries Ltd.
  8.75%, 03/15/04 ......................        4,300,000            3,397,000
Pen Tab Industries, Inc.
  (Series B)
  10.875%, 02/01/07 ....................        3,500,000            3,097,500
Stone Container Corp.
  9.875%, 02/01/01 .....................        5,500,000            5,568,750
                                                                  ------------
                                                                    12,063,250
                                                                  ------------
  TOTAL BASIC MATERIALS (7.6%) .........                            46,694,250
                                                                  ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.2%)
ATC Group Services, Inc.
  12.0%, 01/15/08 ......................        5,500,000              990,000
                                                                  ------------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              PRINCIPAL               VALUE
                                               AMOUNT                (NOTE 1)
                                       ----------------------   -----------------
PRINTING, PUBLISHING &
  BROADCASTING (3.0%)
Cellco Finance N.V.
  15.0%, 08/01/05+ .................         $ 4,500,000        $3,870,000
Filtronic Comtek PLC
  10.0%, 12/01/05 ..................           5,000,000         5,012,500
GOSS Graphic Systems, Inc.
  12.0%, 10/15/06 ..................           4,650,000         2,464,500
Radio One, Inc. (Series B)
  7.0%, 05/15/04 (c) ...............           5,000,000         5,000,000
Supercanal Holding SA
  10.125%, 05/15/02+ ...............           1,738,812         1,738,812
                                                                ----------
                                                                18,085,812
                                                                ----------
PROFESSIONAL SERVICES (1.7%)
Employee Solutions, Inc.
  (Series B)
  10.0%, 10/15/04 ..................           3,250,000         2,437,500
Primark Corp.
  9.25%, 12/15/08 ..................           4,000,000         4,020,000
T/SF Communications Corp.
  Series B
  10.375%, 11/01/07 ................           4,000,000         4,030,000
                                                                ----------
                                                                10,487,500
                                                                ----------
TRUCKING, SHIPPING (2.8%)
Millenium SeaCarriers, Inc.
  12.0%, 07/15/05(d)+ ..............           6,000,000         4,950,000
MTL, Inc.
  10.0%, 06/15/06+ .................           3,500,000         3,395,000
Navigator Gas Transport PLC
  10.5%, 06/30/07+ .................           2,000,000         1,850,000
Stena Line AB
  10.625%, 06/01/08 ................           8,000,000         7,200,000
                                                                ----------
                                                                17,395,000
                                                                ----------
  TOTAL BUSINESS SERVICES (7.7%)                                46,958,312
                                                                ----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (0.7%)
MMI Products, Inc. (Series B)
  11.25%, 04/15/07 .................           4,000,000         4,320,000
                                                                ----------
ELECTRICAL EQUIPMENT (1.5%)
Elgar Holdings, Inc.
  9.875%, 02/01/08 .................           2,250,000         2,002,500
Trench Elec & Trench, Inc.
  10.25%, 12/15/07 .................           4,000,000         3,760,000
Wesco International, Inc.
  (Series B)
  Zero Coupon, 06/01/08 (a) ........           5,000,000         3,062,500
                                                                ----------
                                                                 8,825,000
                                                                ----------
MACHINERY (2.7%)
Generac Portable Products
  11.25%, 07/01/06+ ................           7,000,000         7,000,000
Penhall Acquisition Corp.
  12.0%, 08/01/06+ .................           5,000,000         4,700,000
Tokheim Corp.
  12.5%, 10/01/05 ..................           5,000,000         5,000,000
                                                                ----------
                                                                16,700,000
                                                                ----------
  TOTAL CAPITAL GOODS (4.9%) .......                            29,845,000
                                                                ----------


                                              PRINCIPAL               VALUE
                                               AMOUNT                (NOTE 1)
                                       ----------------------   -----------------
CONSUMER CYCLICALS
AIRLINES (2.1%)
Aircraft Service International
  Group
  11.0%, 08/15/05+ .................         $ 4,000,000        $3,960,000
Amtran, Inc.
  9.625%, 12/15/05 .................           3,500,000         3,500,000
Canadian Airlines Corp.
  12.25%, 08/01/06 .................           3,500,000         2,380,000
Trans World Airlines
  11.375%, 03/01/06+ ...............           5,000,000         3,150,000
                                                                ----------
                                                                12,990,000
                                                                ----------
APPAREL, TEXTILE (1.3%)
AAI.Fostergrant, Inc. (Series B)
  10.75%, 07/15/06 .................           6,000,000         5,220,000
NTEX, Inc.
  11.5%, 06/01/06 ..................           3,000,000         2,820,000
                                                                ----------
                                                                 8,040,000
                                                                ----------
AUTOS & TRUCKS (1.0%)
Sonic Automotive, Inc. (Series B)
  11.0%, 08/01/08 ..................           6,250,000         6,000,000
                                                                ----------
FOOD SERVICES, LODGING (2.6%)
HMH Properties, Inc. (Series C)
  8.45%, 12/01/08 ..................           1,000,000         1,000,000
NE Restaurant Co. Ltd.
  10.75%, 07/15/08 .................           9,000,000         9,045,000
Romacorp, Inc.
  12.0%, 07/01/06+ .................           6,000,000         5,970,000
                                                                ----------
                                                                16,015,000
                                                                ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (2.8%)
Home Interiors & Gifts, Inc.
  10.125%, 06/01/08+ ...............          10,000,000         9,900,000
Salton/Maxim Housewares
  10.75%, 12/15/05+ ................           3,000,000         3,018,750
Sealy Mattress Co. (Series B)
  9.875%, 12/15/07+ ................           2,750,000         2,612,500
Spin Cycle, Inc.
  Zero Coupon, 05/01/05 (a) (d).....           4,000,000         1,840,000
                                                                ----------
                                                                17,371,250
                                                                ----------
LEISURE RELATED (3.7%)
Discovery Zone
  13.5%, 08/01/02 ..................           3,500,000           700,000
Harrahs Operating Co., Inc.
  7.875%, 12/05/05 .................          10,000,000        10,000,000
Hedstrom Corp.
  10.0%, 06/01/07 ..................           6,000,000         5,100,000
Silverleaf Resorts, Inc.
  10.5%, 04/01/08 ..................           3,000,000         2,572,500
Waterford Gaming LLC
  12.75%, 11/15/03 .................           3,784,000         4,143,480
                                                                ----------
                                                                22,515,980
                                                                ----------

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               PRINCIPAL               VALUE
                                                AMOUNT                (NOTE 1)
                                        ----------------------   -----------------
RETAIL--GENERAL (1.0%)
Pantry, Inc.
  12.0%, 11/15/00 ...................   $2,150,000               $ 2,246,750
V2 Music Holdings
  Zero Coupon, 04/15/08 (a)+ ........    8,000,000                 3,680,000
                                                                 -----------
                                                                   5,926,750
                                                                 -----------
  TOTAL CONSUMER CYCLICALS (14.5%)                                88,858,980
                                                                 -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.6%)
TM Group Holdings
  11.0%, 05/15/08+ ..................   10,000,000                10,000,000
                                                                 -----------
CONTAINERS (1.0%)
Anchor Glass Corp.
  11.25%, 04/01/05 ..................    4,000,000                 4,240,000
MVE, Inc.
  12.5%, 02/15/02 ...................    2,000,000                 1,980,000
                                                                 -----------
                                                                   6,220,000
                                                                 -----------
FOODS (2.5%)
Grupo Azucarero Mexico SA
  11.5%, 01/15/05 ...................    6,000,000                 2,100,000
Imperial Holly Corp.
  9.75%, 12/15/07 ...................    6,000,000                 5,940,000
Specialty Foods Corp. (Series B)
  11.125%, 10/01/02 .................    8,000,000                 7,360,000
                                                                 -----------
                                                                  15,400,000
                                                                 -----------
MEDIA & CABLE (2.2%)
HMV Media Group PLC
  10.25%, 05/15/08 ..................    3,300,000                 3,168,000
Jones International
  Networks Ltd.
  11.75%, 07/01/05 ..................    5,000,000                 4,000,000
Radio Unica Corp.
  Zero Coupon, 08/01/06 (a)+ ........    2,950,000                 1,593,000
TVN Entertainment Corp.
  14.0%, 08/01/08 (d) ...............    5,000,000                 4,400,000
                                                                 -----------
                                                                  13,161,000
                                                                 -----------
RETAIL--FOODS (0.9%)
Digiorgio Corp. (Series B)
  10.0%, 06/15/07 ...................    6,000,000                 5,460,000
                                                                 -----------
  TOTAL CONSUMER NONCYCLICALS (8.2%)                              50,241,000
                                                                 -----------
CREDIT SENSITIVE
BANKS (1.0%)
Tokai Bank
  9.98%, 12/29/49 (c)+ ..............    7,000,000                 5,950,000
                                                                 -----------
FINANCIAL SERVICES (2.1%)
Bulong Operations Property Ltd.
  12.5%, 12/15/08+ ..................    5,000,000                 5,000,000
Metris Companies, Inc.
  10.0%, 11/01/04 ...................    8,000,000                 7,920,000
                                                                 -----------
                                                                  12,920,000
                                                                 -----------
UTILITY--ELECTRIC (1.7%)
Cogentrix Energy, Inc.
  8.75%, 10/15/08+ ..................   10,000,000                10,700,000
                                                                 -----------
  TOTAL CREDIT SENSITIVE (4.8%) .....                             29,570,000
                                                                 -----------


                                               PRINCIPAL               VALUE
                                                AMOUNT                (NOTE 1)
                                        ----------------------   -----------------
ENERGY
COAL & GAS PIPELINES (0.4%)
Chesapeake Energy Corp.
  (Series B)
  9.625%, 05/01/05 ..................   $3,200,000               $ 2,464,000
                                                                 -----------
OIL--DOMESTIC (3.4%)
Bayard Drilling Technologies,
  Inc.
  11.0%, 06/30/05 ...................    4,000,000                 4,400,000
Doe Run Resources Corp.
  (Series B)
  11.25%, 03/15/05 ..................    4,000,000                 3,080,000
Transamerican Energy (Series B)
  11.5%, 06/15/02 ...................   13,000,000                 3,770,000
Trans-Resources, Inc. (Series B)
  10.75%, 03/15/08 ..................    5,000,000                 4,950,000
TransTexas Gas Corp. (Series D)
  13.75%, 12/31/01 ..................    5,829,000                 4,663,200
                                                                 -----------
                                                                  20,863,200
                                                                 -----------
OIL--INTERNATIONAL (1.4%)
Northern Offshore ASA
  10.0%, 05/15/05+ ..................    6,500,000                 3,380,000
Queen Sand Resources, Inc.
  12.5%, 07/01/08 ...................    7,500,000                 5,400,000
                                                                 -----------
                                                                   8,780,000
                                                                 -----------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Celestica International, Inc.
  10.5%, 12/31/06 ...................    1,623,000                 1,769,070
                                                                 -----------
RAILROADS (1.2%)
American Commercial Lines
  10.25%, 06/30/08+ .................    7,000,000                 7,105,000
                                                                 -----------
  TOTAL ENERGY (6.7%)
                                                                  40,981,270
                                                                 -----------
TECHNOLOGY
ELECTRONICS (4.2%)
CHS Electronics, Inc.
  9.875%, 04/15/05 ..................   10,000,000                 9,650,000
Geologistics Corp.
  9.75%, 10/15/07 ...................    4,000,000                 3,200,000
Interactive Systems, Inc.
  Zero Coupon, 08/01/03 (a) .........    1,500,000                   588,750
Splitrock Services, Inc. (Series B)
  11.75%, 07/15/08 ..................    8,000,000                 6,920,000
Sullivan Graphics, Inc.
  12.75%, 08/01/05 ..................    5,000,000                 5,075,000
                                                                 -----------
                                                                  25,433,750
                                                                 -----------
OFFICE EQUIPMENT SERVICES (0.6%)
NationsRent, Inc.
  10.375%, 12/15/08+ ................    3,750,000                 3,712,500
                                                                 -----------
TELECOMMUNICATIONS (29.1%)
Allegiance Telecom, Inc.
  12.875%, 05/15/08 .................    2,500,000                 2,450,000
AMSC Acquisition Co., Inc.
  (Series B)
  12.25%, 04/01/08 ..................    6,900,000                 4,174,500
Dobson Wireline Co.
  12.25%, 06/15/08 ..................   10,000,000                 9,250,000

THE HUDSON RIVER TRUST
ALLIANCE HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
                                          --------------   ---------------
DTI Holdings, Inc. (Series B)
  Zero Coupon, 03/01/08 (a) ...........    $10,000,000         $2,550,000
EchoStar Communications Corp.
  12.5%, 07/01/02 .....................      7,000,000          8,050,000
Econophone, Inc.
  13.5%, 07/15/07 .....................      6,500,000          6,654,375
ESAT Telecommunications
  Group PLC
  11.875%, 12/01/08+ ..................      4,000,000          4,000,000
Esprit Telecom Group PLC
  11.5%, 12/15/07 .....................      7,500,000          7,650,000
Exodus Communications, Inc.
  11.25%, 07/01/08 ....................      6,000,000          6,000,000
Firstworld Communications, Inc.
  Zero Coupon, 04/15/08 (a) ...........      7,000,000          2,100,000
Hermes Europe Railtel BV
  10.375%, 01/15/09+ ..................      6,000,000          6,060,000
Hyperion Telecommunications,
  Inc. (Series B)
  12.25%, 09/01/04 ....................      5,000,000          5,075,000
ICG Services, Inc.
  Zero Coupon, 05/01/08 (a) ...........     10,000,000          5,000,000
ICO Global Communications,
  Inc.
  15.0%, 08/01/05 (d) .................      8,000,000          5,840,000
Iridium LLC/Capital Corp.
  (Series B)
  14.0%, 07/15/05 .....................     10,000,000          9,500,000
Knology Holdings, Inc.
  Zero Coupon, 10/15/07 (a) ...........     11,000,000          5,417,500
Long Distance International, Inc.
  12.25%, 04/15/08+ ...................      5,000,000          4,150,000
Nextel Communications, Inc.
  12.0%, 11/01/08 .....................      6,000,000          6,630,000
Northeast Optic Network, Inc.
  12.75%, 08/15/08 ....................      3,000,000          2,940,000
NTL, Inc.
  11.5%, 10/01/08+ ....................      8,235,000          8,996,738
Optel, Inc. (Series B)
  13.0%, 02/15/05 .....................     10,000,000         10,275,000
Orion Network Systems, Inc.
  11.25%, 01/15/07 (d) ................      4,000,000          3,920,000
Pathnet, Inc.
  12.25%, 04/15/08 ....................      5,000,000          3,500,000
Price Communications Wire, Inc.
  9.125%, 12/15/06+ ...................      5,000,000          5,025,000
Primus Telecommunications
  11.75%, 08/01/04 (d) ................      6,500,000          6,760,000


                                             PRINCIPAL          VALUE
                                              AMOUNT           (NOTE 1)
                                          --------------   ---------------
SBA Communications Corp.
  Zero Coupon, 03/01/08 (a) ...........    $ 9,000,000         $5,175,000
Startec Global Communications,
  Inc.
  12.0%, 05/15/08 (d) .................      5,000,000          4,300,000
US Xchange LLC
  15.0%, 07/01/08 .....................      6,500,000          6,662,500
Versatel Telecommunications:
  13.25%, 05/15/08 ....................      5,800,000          5,800,000
  13.25%, 05/15/08 (d) ................      4,200,000          4,263,000
WinStar Equipment Corp.
  12.5%, 03/15/04 .....................     10,000,000         10,050,000
                                                             ------------
                                                              178,218,613
                                                             ------------
  TOTAL TECHNOLOGY (33.9%) ............                       207,364,863
                                                             ------------
DIVERSIFIED
MISCELLANEOUS (2.3%)
Eagle Geophysical, Inc.
  (Series B)
  10.75%, 07/15/08 ....................      3,000,000          2,490,000
Elgin National Industries
  (Series B)
  11.0%, 11/01/07 .....................      3,000,000          3,015,000
Samsonite Corp.
  10.75%, 06/15/08 ....................     10,000,000          8,600,000
                                                             ------------
  TOTAL DIVERSIFIED (2.3%) ............                       14,105,000
                                                             ------------
TOTAL LONG-TERM DEBT SECURITIES (90.6%)
  (Amortized Cost $617,994,744)                              554,618,675
                                                             ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
  4.7%, due 01/04/99 ..................     29,200,000        29,188,563
  5.1%, due 01/14/99 ..................     10,000,000         9,981,656
                                                             ------------
  TOTAL U.S. GOVERNMENT AGENCIES (6.4%)                       39,170,219
                                                             ------------
TOTAL SHORT-TERM DEBT SECURITIES (6.4%)
  (Amortized Cost $39,170,219).........                       39,170,219
                                                             ------------
TOTAL INVESTMENTS (97.8%)
  (Cost/Amortized Cost
  $663,283,133) .......................                      598,993,487
OTHER ASSETS
  LESS LIABILITIES (2.2%) .............                       13,356,932
                                                             ------------
NET ASSETS (100.0%) ...................                     $612,350,419
                                                           ==============

----------
*     Non-income producing.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $161,756,054 or 26.4% of net assets.

(a) Debt security initially issued in zero coupon form which converts to coupon form at a specified rate and date.

(b)   Paid-in-kind preferred, quarterly stock payments.

(c) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 1998.

(d) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.



                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (0.6%)
Dow Chemical Co. ...................         65,000           $ 5,910,938
                                                              -----------
CHEMICALS--SPECIALTY (0.3%)
Praxair, Inc. ......................         77,000             2,714,250
                                                              -----------
  TOTAL BASIC MATERIALS (0.9%) .....                            8,625,188
                                                              -----------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (1.5%)
Belo (A.H.) Corp. (Series A) .......       396,700              7,909,206
Donnelley (R.R.) & Sons Co. ........       155,000              6,790,938
                                                              -----------
                                                               14,700,144
                                                              -----------
PROFESSIONAL SERVICES (0.1%)
Modis Professional Services, Inc.*          73,127              1,060,341
                                                              -----------
  TOTAL BUSINESS SERVICES (1.6%)                               15,760,485
                                                              -----------
CAPITAL GOODS (4.8%)
MACHINERY
AlliedSignal, Inc. .................       302,000             13,382,375
Case Corp. .........................       170,000              3,708,125
United Technologies Corp. ..........       285,700             31,069,875
                                                              -----------
  TOTAL CAPITAL GOODS (4.8%) .......                           48,160,375
                                                              -----------
CONSUMER CYCLICALS
AIRLINES (0.6%)
Continental Airlines, Inc.
  (Class B)* .......................             4                    131
Delta Air Lines, Inc. ..............        78,400              4,076,800
Northwest Airlines Corp.
  (Class A)* .......................        70,900              1,812,381
                                                              -----------
                                                                5,889,312
                                                              -----------
APPAREL, TEXTILE (1.0%)
Nautica Enterprises, Inc.* .........       350,000              5,250,000
Tommy Hilfiger Corp.* ..............        77,000              4,620,000
                                                              -----------
                                                                9,870,000
                                                              -----------
LEISURE RELATED (3.2%)
Carnival Corp. (Class A) ...........       235,000             11,280,000
Harley-Davidson, Inc. ..............       285,000             13,501,875
Mirage Resorts, Inc.* ..............       115,000              1,717,812
Royal Caribbean Cruises Ltd. .......       140,000              5,180,000
                                                              -----------
                                                               31,679,687
                                                              -----------
RETAIL--GENERAL (2.2%)
Dayton Hudson Corp. ................       336,000             18,228,000
Federated Department Stores,
  Inc.* ............................        94,600              4,121,013
                                                              -----------
                                                               22,349,013
                                                              -----------
  TOTAL CONSUMER CYCLICALS (7.0%)                              69,788,012
                                                              -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.2%)
Coca-Cola Co. ......................       120,000              8,025,000
Coca-Cola Enterprises, Inc. ........       125,000              4,468,750
                                                              -----------
                                                               12,493,750
                                                              -----------
DRUGS (5.1%)
Bristol-Myers Squibb Co. ...........       329,000             44,024,312
Genzyme Corp. (General
  Division)* .......................       140,000              6,965,000
Genzyme Corp. (Molecular
  Oncology)* .......................        15,134                 49,186
                                                              -----------
                                                               51,038,498
                                                              -----------



                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
FOODS (2.0%)
Campbell Soup Co. ..................       266,600            $14,663,000
Tyson Foods, Inc. (Class A) ........       245,000              5,206,250
                                                              -----------
                                                               19,869,250
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Columbia/HCA Healthcare Corp.              305,000              7,548,750
PacifiCare Health Systems, Inc.
  (Class B)* .......................        97,400              7,743,300
Tenet Healthcare Corp.* ............       785,000             20,606,250
                                                              -----------
                                                               35,898,300
                                                              -----------
SOAPS & TOILETRIES (2.1%)
Avon Products, Inc. ................       202,000              8,938,500
Colgate Palmolive Co. ..............        57,000              5,293,875
Gillette Co. .......................       135,000              6,522,188
                                                              -----------
                                                               20,754,563
                                                              -----------
TOBACCO (3.2%)
Philip Morris Cos., Inc. ...........       294,500             15,755,750
RJR Nabisco Holdings Corp. .........       553,900             16,443,906
                                                              -----------
                                                               32,199,656
                                                              -----------
  TOTAL CONSUMER NONCYCLICALS (17.2%)                         172,254,017
                                                              -----------
CREDIT SENSITIVE
BANKS (8.7%)
Banc One Corp. .....................       125,000              6,382,812
BankAmerica Corp. ..................       557,000             33,489,625
Chase Manhattan Corp. ..............       414,000             28,177,875
Citigroup, Inc. ....................       379,000             18,760,500
                                                              -----------
                                                               86,810,812
                                                              -----------
FINANCIAL SERVICES (5.9%)
Associates First Capital Corp.
  (Class A) ........................       176,000              7,458,000
Household International, Inc. ......     1,044,000             41,368,500
MBNA Corp. .........................       186,750              4,657,078
PMI Group, Inc. ....................        99,600              4,917,750
                                                              -----------
                                                               58,401,328
                                                              -----------
INSURANCE (0.6%)
PennCorp Financial Group, Inc. .....        93,000                 93,000
Travelers Property Casualty
  Corp. (Class A) ..................       205,000              6,355,000
                                                              -----------
                                                                6,448,000
                                                              -----------
UTILITY--ELECTRIC (3.6%)
AES Corp.* .........................       100,100              4,742,238
CMS Energy Corp. ...................       123,000              5,957,813
Consolidated Edison Inc. ...........       157,300              8,317,237
FPL Group, Inc. ....................       130,000              8,011,250
GPU, Inc. ..........................        86,000              3,800,125
Pinnacle West Capital Corp. ........       128,400              5,440,950
                                                              -----------
                                                               36,269,613
                                                              -----------
UTILITY--TELEPHONE (2.4%)
AT&T Corp. .........................       319,117             24,013,554
                                                              -----------
  TOTAL CREDIT SENSITIVE (21.2%)                              211,943,307
                                                              -----------
ENERGY
OIL--DOMESTIC (3.9%)
Apache Corp. .......................       388,000              9,821,250
Murphy Oil Corp. ...................       171,000              7,053,750
Union Pacific Resources Group,
  Inc. .............................       183,800              1,665,687
USX-Marathon Group, Inc. ...........       696,000             20,967,000
                                                              -----------
                                                               39,507,687
                                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
OIL--SUPPLIES & CONSTRUCTION (3.3%)
BJ Services Co.* .......................................................        280,000           $ 4,375,000
Halliburton Co. ........................................................        353,000            10,457,625
Noble Drilling Corp.* ..................................................        812,000            10,505,250
Transocean Offshore, Inc. ..............................................        272,800             7,314,450
                                                                                                  -----------
                                                                                                   32,652,325
                                                                                                  -----------
RAILROADS (0.1%)
Canadian Pacific Ltd. ..................................................         39,000               736,125
                                                                                                  -----------
  TOTAL ENERGY (7.3%) ..................................................                           72,896,137
                                                                                                  -----------
TECHNOLOGY
ELECTRONICS (7.0%)
Altera Corp.* ..........................................................        244,900            14,908,288
Atmel Corp.* ...........................................................        404,500             6,193,906
Intel Corp. ............................................................         70,000             8,299,375
Sanmina Corp.* .........................................................        263,776            16,486,000
Solectron Corp.* .......................................................        265,200            24,647,025
                                                                                                  -----------
                                                                                                   70,534,594
                                                                                                  -----------
OFFICE EQUIPMENT (0.5%)
Compaq Computer Corp. ..................................................        116,500             4,885,719
                                                                                                  -----------
OFFICE EQUIPMENT SERVICES (4.6%)
Electronic Data Sysytems Corp. .........................................        397,200            19,959,300
First Data Corp. .......................................................        467,000            14,798,062
Oracle Corp.* ..........................................................        258,000            11,126,250
                                                                                                  -----------
                                                                                                   45,883,612
                                                                                                  -----------
TELECOMMUNICATIONS (6.9%)
AirTouch Communications, Inc.*                                                  130,000             9,376,250
Ascend Communications, Inc.* ...........................................        160,000            10,520,000
Fore Systems, Inc.* ....................................................        355,000             6,500,938
MCI WorldCom, Inc.* ....................................................        417,382            29,947,158
MediaOne Group, Inc. ...................................................        120,000             7,980,000
Tellabs, Inc.* .........................................................         64,000             4,388,000
WinStar Communications, Inc.* ..........................................          4,751               185,289
                                                                                                  -----------
                                                                                                   68,897,635
                                                                                                  -----------
  TOTAL TECHNOLOGY (19.0%) .............................................                          190,201,560
                                                                                                  -----------
DIVERSIFIED
MISCELLANEOUS (3.8%)
Honeywell, Inc. ........................................................         96,000             7,230,000
Tyco International Ltd. ................................................        258,200            19,477,963
U.S. Industries, Inc. ..................................................        367,200             6,839,100
Viad Corp. .............................................................        130,000             3,948,750
                                                                                                  -----------
  TOTAL DIVERSIFIED (3.8%) .............................................                           37,495,813
                                                                                                  -----------
TOTAL COMMON STOCKS (82.8%)
  (Cost $709,274,249)...................................................                          827,124,894
                                                                                                  -----------
PREFERRED STOCKS:
BUSINESS SERVICES (0.3%)
TRUCKING, SHIPPING
CNF Trust I
 5.0% Conv. Series A ...................................................         50,000             2,843,750
                                                                                                  -----------
CAPITAL GOODS (0.2%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ...........................................................         30,700             1,617,506
                                                                                                  -----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Finance Trust
  8.5% Conv. ...........................................................          6,500           $   450,125
                                                                                                  -----------
LEISURE RELATED (0.8%)
Royal Caribbean Cruises Ltd.
 7.25% Series A ........................................................         66,900             7,906,744
                                                                                                  -----------
  TOTAL CONSUMER CYCLICALS (0.8%)                                                                   8,356,869
                                                                                                  -----------
CONSUMER NONCYCLICALS (0.1%)
DRUGS
Alkermes, Inc.
  6.5% .................................................................         12,100               535,425
                                                                                                  -----------
CREDIT SENSITIVE (0.4%)
UTILITY--ELECTRIC
AES Trust I
 5.375% Conv. Series A .................................................         63,900             4,441,050
                                                                                                  -----------
ENERGY (1.0%)
RAILROADS
Union Pacific Capital Trust
  6.25% Conv.+ .........................................................        206,000             9,476,000
                                                                                                  -----------
TECHNOLOGY
ELECTRONICS (0.3%)
L&H Capital Trust I
  4.75% Conv.+ .........................................................         52,300             1,653,987
Times Mirror Co.
  4.25% Conv. ..........................................................         21,800             1,215,350
                                                                                                  -----------
                                                                                                    2,869,337
                                                                                                  -----------
TELECOMMUNICATIONS (1.6%)
AirTouch Communications, Inc.
  4.25% Conv., Series C ................................................         44,800             4,614,400
ICG Communications, Inc.
  6.75% Conv.+ .........................................................         25,600             1,363,200
Intermedia Communications,
  Inc.:
  7.0% Conv.+ ..........................................................         20,500               524,031
  7.0% Conv. Series D ..................................................         52,200             1,334,363
IXC Communications, Inc.:
  6.75% Conv. ..........................................................          7,200               238,500
  6.75% Conv.+ .........................................................         47,200             1,563,500
Nextel Strypes Trust
  7.25% Conv. ..........................................................        131,700             2,699,850
WinStar Communications, Inc.
  7.0% Conv. ...........................................................         84,200             3,999,500
                                                                                                  -----------
                                                                                                   16,337,344
                                                                                                  -----------
  TOTAL TECHNOLOGY (1.9%) ..............................................                           19,206,681
                                                                                                  -----------
TOTAL PREFERRED STOCKS (4.7%)
  (Cost $49,972,763) ...................................................                           46,477,281
                                                                                                  -----------
                                                                                 PRINCIPAL
                                                                                  AMOUNT
                                                                                -------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.8%)
Clear Channel Communications, Inc.
  2.625% Conv., 04/01/03 ...............................................    $1,315,000              1,402,119
Mail-Well, Inc.
  5.0% Conv., 11/01/02 .................................................     1,215,000              1,093,500

THE HUDSON RIVER TRUST
ALLIANCE GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                           PRINCIPAL          VALUE
                                            AMOUNT           (NOTE 1)
                                        --------------   ---------------
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............    $ 1,850,000         $  869,500
  4.25% Conv., 11/01/02 .............      1,385,000            650,950
Tele-Communications, Inc.
  4.5%, 02/15/06 ....................      3,530,000          3,794,750
                                                           ------------
                                                              7,810,819
                                                           ------------
PROFESSIONAL SERVICES (0.2%)
Personnel Group of America:
  5.75% Conv., 07/01/04+ ............        375,000            434,062
  5.75% Conv., 07/01/04 .............      1,350,000          1,562,625
                                                           ------------
                                                              1,996,687
                                                           ------------
  TOTAL BUSINESS SERVICES (1.0%)                              9,807,506
                                                           ------------
CAPITAL GOODS
AEROSPACE (0.3%)
Orbital Sciences Corp.:
 5.0% Conv., 10/01/02+ ..............        945,000          1,597,050
 5.0% Conv., 10/01/02 ...............        550,000            929,500
                                                           ------------
  TOTAL CAPITAL GOODS (0.3%) ........                         2,526,550
                                                           ------------
CONSUMER CYCLICALS (0.2%)
RETAIL--GENERAL
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............      2,825,000          2,443,625
                                                           ------------
CONSUMER NONCYCLICALS
DRUGS (1.4%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............      1,860,000          9,402,300
 7.0% Conv. Sub. Note, 07/01/03+.....        245,000          1,238,475
Quintiles Transnational Corp.:
 4.25% Conv., 05/31/00+ .............        580,000            793,150
 4.25% Conv., 05/31/00 ..............      1,530,000          2,092,275
                                                           ------------
                                                             13,526,200
                                                           ------------
HOSPITAL SUPPLIES & SERVICES (0.7%)
Alternative Living Services, Inc.
 5.25% Conv., 12/15/02 ..............      1,935,000          2,467,125
FPA Medical Management, Inc.
 6.5% Conv., 12/15/01(a) ............      1,770,000              8,850
RES-Care, Inc.:
 6.0% Conv., 12/01/04+ ..............      1,420,000          1,969,362
 6.0% Conv., 12/01/04 ...............        660,000            915,338
Sunrise Assisted Living, Inc.
 5.5% Conv., 06/15/02 ...............      1,100,000          1,641,750
                                                           ------------
                                                              7,002,425
                                                           ------------
  TOTAL CONSUMER NONCYCLICALS (2.1%)                         20,528,625
                                                           ------------
TECHNOLOGY
ELECTRONICS (4.8%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 .............      4,855,000          4,806,450


                                           PRINCIPAL          VALUE
                                            AMOUNT           (NOTE 1)
                                        --------------   ---------------
America Online, Inc.
  4.0% Conv., 11/15/02 ..............    $ 1,445,000         $8,888,556
EMC Corp.
 3.25% Conv., 03/15/02+ .............        925,000          3,484,938
HNC Software, Inc.
 4.75% Conv., 03/01/03 ..............      1,845,000          2,029,500
Hutchinson Technology, Inc.
 6.0%, 03/15/05 .....................      2,740,000          3,818,875
Level One Communications, Inc.:
 4.0% Conv., 09/01/04+ ..............      2,180,000          3,177,350
Micron Technology, Inc.
 7.0% Conv., 07/01/04 ...............      1,395,000          1,492,650
Network Associates, Inc.:
  Zero Coupon, 02/13/18+ ............      4,420,000          2,712,775
  Zero Coupon, 02/13/18 .............        190,000            116,613
Photronics, Inc.
 6.0% Conv., 06/01/04 ...............      3,265,000          3,469,063
SCI Systems, Inc.
 5.0% Conv., 05/01/06+ ..............      2,835,000          6,743,756
Solectron Corp.
  6.0% Conv., 03/01/06+ .............      2,805,000          7,720,762
                                                           ------------
                                                             48,461,288
                                                           ------------
TELECOMMUNICATIONS (1.1%)
Comverse Technology, Inc.:
 5.75% Conv., 10/01/06 ..............      2,425,000          3,931,531
 5.75% Conv. Sub. Note,
     10/01/06+ ......................      1,200,000          1,945,500
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 .............      4,420,000          4,994,600
                                                           ------------
                                                             10,871,631
                                                           ------------
  TOTAL TECHNOLOGY (5.9%) ...........                        59,332,919
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (9.5%)
 (Amortized Cost $66,936,721) .......                        94,639,225
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan
  Mortgage Corp.:
 4.7%, due 01/04/99 .................     17,200,000         17,193,263
 5.1%, due 01/14/99 .................     10,000,000          9,981,656
                                                           ------------
  TOTAL U.S. GOVERNMENT AGENCIES (2.7%)
                                                             27,174,919
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (2.7%)
 (Amortized Cost $27,174,919) .......                        27,174,919
                                                           ------------
TOTAL INVESTMENTS (99.7%)
  (Cost/Amortized Cost
  $853,358,652) .....................                       995,416,319
OTHER ASSETS
  LESS LIABILITIES (0.3%) ...........                         2,885,741
                                                           ------------
NET ASSETS (100.0%) .................                      $998,302,060
                                                         ==============

----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $47,267,398 or 4.7% of net assets.
(a)   On July 15, 1998, this security defaulted on its interest payment.
      Glossary:
      ADR--American Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.5%)
Air Products & Chemicals, Inc. .......     38,000               $1,520,000
Avery Dennison Corp. .................     19,100                  860,694
Dow Chemical Co. .....................     37,500                3,410,156
Dupont (E.I.) de Nemours & Co.            189,100               10,034,119
Eastman Chemical Co. .................     13,100                  586,225
Ecolab, Inc. .........................     24,400                  882,975
FMC Corp.* ...........................     13,500                  756,000
Goodrich (B.F.) Co. ..................     22,900                  821,538
Hercules, Inc. .......................     26,600                  728,175
Monsanto Co. .........................     98,700                4,688,250
Rohm & Haas Co. ......................     28,500                  858,562
Union Carbide Corp. ..................     22,200                  943,500
                                                                ----------
                                                                26,090,194
                                                                ----------
CHEMICALS--SPECIALTY (0.4%)
Morton International, Inc. ...........     29,700                  727,650
Praxair, Inc. ........................     24,400                  860,100
Raychem Corp. ........................     23,300                  752,881
Sigma-Aldrich Corp. ..................     25,100                  737,313
Southern Co. .........................    116,100                3,374,156
                                                                ----------
                                                                 6,452,100
                                                                ----------
METALS & MINING (0.5%)
Alcan Aluminum Ltd. ..................      6,600                  178,612
Alcan Aluminum Ltd. (Canada) .........     32,300                  872,121
Aluminum Co. of America ..............     31,900                2,378,544
Barrick Gold Corp. ...................     73,300                1,429,350
Engelhard Corp. ......................     32,900                  641,550
Engelhard Corp.--Rights* .............     32,900                        0
Newmont Mining Corp. .................     36,907                  666,633
Phelps Dodge Corp. ...................     14,600                  742,775
Placer Dome, Inc. ....................     65,800                  756,700
Reynolds Metals Co. ..................     13,400                  706,012
                                                                ----------
                                                                 8,372,297
                                                                ----------
PAPER (0.9%)
Champion International Corp. .........     22,000                  891,000
Fort James Corp. .....................     36,300                1,452,000
Georgia Pacific Group ................     14,100                  825,731
International Paper Co. ..............     48,825                2,187,970
Kimberly Clark Corp. .................     89,844                4,896,498
Mead Corp. ...........................     27,200                  797,300
Temple Inland, Inc. ..................     14,000                  830,375
Union Camp Corp. .....................     12,800                  864,000
Westvaco Corp. .......................     29,000                  777,563
Willamette Industries, Inc. ..........     25,300                  847,550
                                                                ----------
                                                                14,369,987
                                                                ----------
STEEL (0.1%)
Allegheny Teledyne, Inc. .............     51,000                1,042,313
Nucor Corp. ..........................     23,100                  999,075
                                                                ----------
                                                                 2,041,388
                                                                ----------
 TOTAL BASIC MATERIALS (3.4%) ........                          57,325,966
                                                                ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Browning-Ferris Industries, Inc. .....     28,200                  801,938
Johnson Controls, Inc. ...............     13,700                  808,300
Thermo Electron Corp.* ...............     49,700                  841,794
Waste Management, Inc. ...............     94,884                4,423,966
                                                                ----------
                                                                 6,875,998
                                                                ----------


                                                NUMBER                 VALUE
                                               OF SHARES             (NOTE 1)
                                         --------------------   ------------------
PRINTING, PUBLISHING &
  BROADCASTING (2.9%)
CBS Corp. ............................   116,900                $3,828,475
Clear Channel Communications,
  Inc.* ..............................    41,400                 2,256,300
Comcast Corp. (Class A) SPL ..........    60,500                 3,550,594
Deluxe Corp. .........................    21,500                   786,094
Donnelley (R.R.) & Sons Co. ..........    23,200                 1,016,450
Dow Jones & Co., Inc. ................    17,000                   818,125
Dun & Bradstreet Corp. ...............    28,300                   893,219
Gannett Co. ..........................    47,500                 3,063,750
Knight-Ridder, Inc. ..................    15,700                   802,663
McGraw-Hill Companies, Inc. ..........    16,300                 1,660,562
MediaOne Group, Inc.* ................   101,800                 4,784,600
New York Times Co. (Class A) .........    30,600                 1,061,437
Tele-Communications, Inc.
  (Class A)* .........................    87,428                 4,835,861
Time Warner, Inc. ....................   200,200                12,424,912
Times Mirror Co. (Class A) ...........    14,100                   789,600
Tribune Co. ..........................    20,300                 1,339,800
Viacom, Inc. (Class B)* ..............    59,800                 4,425,200
                                                                ----------
                                                                48,337,642
                                                                ----------
PROFESSIONAL SERVICES (0.3%)
Block (H&R), Inc. ....................    19,000                   855,000
Interpublic Group Cos., Inc. .........    22,200                 1,770,450
Omnicom Group, Inc. ..................    27,700                 1,606,600
Service Corp. International ..........    43,600                 1,659,553
                                                                ----------
                                                                 5,891,603
                                                                ----------
TRUCKING, SHIPPING (0.2%)
FDX Corp.* ...........................    23,200                 2,064,800
Laidlaw, Inc. ........................    71,100                   715,444
                                                                ----------
                                                                 2,780,244
                                                                ----------
 TOTAL BUSINESS SERVICES (3.8%).......                          63,885,487
                                                                ----------
CAPITAL GOODS
AEROSPACE (0.9%)
Boeing Co. ...........................   164,774                 5,375,752
General Dynamics Corp. ...............    20,300                 1,190,087
Lockheed Martin Corp. ................    31,404                 2,661,489
Northrop Grumman Corp. ...............    11,000                   804,375
Northrop Grumman Corp.--
  Rights (expire 10/31/08)* ..........     9,700                         0
Raytheon Co. (Class B) ...............    54,800                 2,918,100
Rockwell International Corp. .........    30,800                 1,495,725
TRW, Inc. ............................    19,200                 1,078,800
                                                                ----------
                                                                15,524,328
                                                                ----------
BUILDING & CONSTRUCTION (0.0%)
Centex Corp. .........................    16,800                   757,050
                                                                ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.4%)
Armstrong World Industries, Inc.          11,500                   693,594
Masco Corp. ..........................    54,100                 1,555,375
PPG Industries, Inc. .................    28,300                 1,648,475
Sherwin Williams Co. .................    24,800                   728,500
Weyerhaeuser Co. .....................    33,400                 1,697,137
                                                                ----------
                                                                 6,323,081
                                                                ----------
ELECTRICAL EQUIPMENT (3.7%)
Emerson Electric Co. .................    72,600                 4,392,317
General Electric Co. .................   537,700                54,879,006

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
General Instrument Corp.* .........     27,900               $   946,856
Grainger (W.W.), Inc. .............     19,100                   795,038
Thomas & Betts Corp. ..............     16,500                   714,656
                                                             -----------
                                                              61,727,873
                                                             -----------
MACHINERY (1.3%)
AlliedSignal, Inc. ................     93,000                 4,121,062
Case Corp. ........................     36,400                   793,975
Caterpillar, Inc. .................     59,000                 2,714,000
Cooper Industries, Inc. ...........     18,600                   886,988
Cummins Engine Company, Inc. ......     19,700                   699,350
Deere & Co. .......................     38,400                 1,272,000
Dover Corp. .......................     37,100                 1,358,788
Fluor Corp. .......................     17,500                   744,844
Illinois Tool Works, Inc. .........     40,800                 2,366,400
Ingersoll Rand Co. ................     25,450                 1,194,559
Pall Corp. ........................     32,100                   812,531
Parker-Hannifin Corp. .............     24,950                   817,113
United Technologies Corp. .........     37,200                 4,045,500
                                                             -----------
                                                              21,827,110
                                                             -----------
 TOTAL CAPITAL GOODS (6.3%) .......                          106,159,442
                                                             -----------
CONSUMER CYCLICALS
AIRLINES (0.3%)
AMR Corp.* ........................     30,100                 1,787,187
Delta Air Lines, Inc. .............     23,600                 1,227,200
Southwest Airlines Co. ............     54,525                 1,223,405
US Airways Group, Inc.* ...........     13,300                   691,600
                                                             -----------
                                                               4,929,392
                                                             -----------
APPAREL, TEXTILE (0.2%)
Liz Claiborne, Inc. ...............     24,500                   773,281
Nike, Inc. (Class B) ..............     50,500                 2,048,407
VF Corp. ..........................     18,400                   862,500
                                                             -----------
                                                               3,684,188
                                                             -----------
AUTO RELATED (0.3%)
Dana Corp. ........................     26,723                 1,092,303
Danaher Corp. .....................     24,500                 1,330,656
Eaton Corp. .......................     11,200                   791,700
Genuine Parts Co. .................     29,200                   976,375
Goodyear Tire & Rubber Co. ........     29,400                 1,482,862
                                                             -----------
                                                               5,673,896
                                                             -----------
AUTOS & TRUCKS (1.2%)
AutoZone, Inc.* ...................     27,000                   889,313
Ford Motor Co. ....................    199,200                11,690,550
General Motors Corp. ..............    107,600                 7,700,125
Paccar, Inc. ......................     19,800                   814,275
                                                             -----------
                                                              21,094,263
                                                             -----------
FOOD SERVICES, LODGING (0.7%)
Harrah's Entertainment, Inc.* .....     45,900                   720,056
Marriott International, Inc.
  (Class A) .......................     39,750                 1,152,750
McDonald's Corp. ..................    116,200                 8,903,825
Tricon Global Restaurants, Inc.*        25,320                 1,269,165
                                                             -----------
                                                              12,045,796
                                                             -----------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Black & Decker Corp. ..............     14,500                   812,906
Maytag Corp. ......................     14,500                   902,625
Newell Company ....................     26,100                 1,076,625
Rubbermaid, Inc. ..................     27,300                   858,244


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Stanley Works .....................    22,300                $   618,825
Whirlpool Corp. ...................    13,600                    753,100
                                                             -----------
                                                               5,022,325
                                                             -----------
LEISURE RELATED (1.3%)
American Greetings Corp.
  (Class A) .......................    19,200                    788,400
Carnival Corp. (Class A) ..........   101,100                  4,852,800
Cendant Corp.* ....................   139,650                  2,662,078
Disney (Walt) Co. .................   338,100                 10,143,000
Hasbro, Inc. ......................    20,800                    751,400
Hilton Hotels Corp. ...............    36,300                    694,238
Mattel, Inc. ......................    49,643                  1,132,481
Mirage Resorts, Inc.* .............    54,000                    806,625
                                                             -----------
                                                              21,831,022
                                                             -----------
PHOTO & OPTICAL (0.3%)
Allergan, Inc. ....................    13,400                    867,650
Eastman Kodak Co. .................    55,800                  4,017,600
                                                             -----------
                                                               4,885,250
                                                             -----------
RETAIL--GENERAL (5.5%)
Circuit City Stores--Circuit City
  Group ...........................    19,700                    983,769
Costco Cos., Inc.* ................    35,300                  2,548,219
CVS Corp. .........................    64,800                  3,564,000
Dayton Hudson Corp. ...............    73,100                  3,965,675
Dillard's, Inc. (Class A) .........    28,500                    808,688
Dollar General Corp. ..............    30,750                    726,469
Federated Department Stores,
  Inc.* ...........................    34,700                  1,511,619
Fred Meyer, Inc.* .................    25,000                  1,506,250
Gap, Inc. .........................    98,100                  5,518,125
Harcourt General, Inc. ............    14,900                    792,494
Home Depot, Inc. ..................   244,700                 14,972,581
K-Mart Corp.* .....................    81,000                  1,240,312
Kohl's Corp.* .....................    26,300                  1,615,806
Limited, Inc. .....................    37,500                  1,092,188
Lowe's Cos., Inc. .................    58,600                  2,999,587
May Department Stores Co. .........    38,500                  2,324,437
Nordstrom, Inc. ...................    24,400                    846,375
Penney (J.C.), Inc. ...............    41,200                  1,931,250
Sears, Roebuck & Co. ..............    65,300                  2,775,250
Staples, Inc.* ....................    52,700                  2,302,331
Tandy Corp. .......................    20,500                    844,344
TJX Cos., Inc. ....................    50,900                  1,476,100
Toys R Us, Inc.* ..................    44,800                    756,000
Wal-Mart Stores, Inc. .............   371,800                 30,278,462
Walgreen Co. ......................    82,800                  4,848,975
                                                             -----------
                                                              92,229,306
                                                             -----------
  TOTAL CONSUMER CYCLICALS (10.1%)                           171,395,438
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (2.9%)
Anheuser Busch Companies, Inc.         81,600                  5,355,000
Brown Forman Corp. (Class B) ......    11,200                    847,700
Coca-Cola Co. .....................   410,300                 27,438,813
Coca-Cola Enterprises, Inc. .......    67,300                  2,405,975
Pepsico, Inc. .....................   245,100                 10,033,781
Seagram Ltd. ......................    68,100                  2,587,800
                                                             -----------
                                                              48,669,069
                                                             -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                     --------------------   ------------------
CONTAINERS (0.1%)
Crown Cork & Seal Co., Inc. ......     21,800               $   671,713
Owens-Illinois, Inc.* ............     26,200                   802,375
Sealed Air Corp.* ................     15,910                   812,404
                                                            -----------
                                                              2,286,492
                                                            -----------
DRUGS (8.3%)
ALZA Corp.* ......................     14,600                   762,850
American Home Products Corp. .....    219,100                12,338,069
Amgen, Inc.* .....................     41,500                 4,339,344
Bristol-Myers Squibb Co. .........    165,600                22,159,350
Lilly (Eli) & Co. ................    183,400                16,299,675
Merck & Co., Inc. ................    198,300                29,286,431
Pfizer, Inc. .....................    216,600                27,169,762
Pharmacia & Upjohn, Inc. .........     83,990                 4,755,934
Schering Plough Corp. ............    244,500                13,508,625
Warner-Lambert Co. ...............    135,100                10,157,831
                                                            -----------
                                                            140,777,871
                                                            -----------
FOODS (1.9%)
Archer Daniels Midland Co. .......     97,370                 1,673,547
Bestfoods ........................     47,800                 2,545,350
Campbell Soup Co. ................     74,700                 4,108,500
ConAgra, Inc. ....................     80,600                 2,538,900
General Mills, Inc. ..............     25,600                 1,990,400
Heinz (H.J.) Co. .................     60,250                 3,411,656
Hershey Foods Corp. ..............     23,300                 1,448,969
Kellogg Co. ......................     67,200                 2,293,200
Pioneer Hi Bred International,
  Inc. ...........................     39,900                 1,077,300
Quaker Oats Co. ..................     22,500                 1,338,750
Ralston-Ralston Purina Group .....     50,700                 1,641,413
Rite Aid Corp. ...................     42,100                 2,086,581
Sara Lee Corp. ...................    155,400                 4,380,337
Wrigley (Wm.), Jr. Co. ...........     19,200                 1,719,600
                                                            -----------
                                                             32,254,503
                                                            -----------
HOSPITAL SUPPLIES & SERVICES (3.6%)
Abbott Laboratories ..............    256,400                12,563,600
Baxter International, Inc. .......     46,400                 2,984,100
Becton, Dickinson & Co. ..........     40,900                 1,745,919
Biomet, Inc. .....................     22,800                   917,700
Boston Scientific Corp.* .........     61,400                 1,646,287
Cardinal Health, Inc. ............     33,250                 2,522,844
Columbia/HCA Healthcare Corp.         107,500                 2,660,625
Guidant Corp. ....................     24,900                 2,745,225
HCR Manor Care, Inc.* ............     23,800                   699,125
Healthsouth Corp.* ...............     66,400                 1,025,050
Humana, Inc.* ....................     41,000                   730,313
IMS Health, Inc. .................     27,100                 2,044,356
Johnson and Johnson ..............    224,000                18,788,000
Medtronic, Inc. ..................     78,200                 5,806,350
Saint Jude Medical, Inc.* ........     26,749                   740,613
Tenet Healthcare Corp.* ..........     51,100                 1,341,375
United HealthCare Corp. ..........     31,600                 1,360,775
                                                            -----------
                                                             60,322,257
                                                            -----------
RETAIL--FOOD (0.9%)
Albertsons, Inc. .................     40,900                 2,604,819
American Stores Co. ..............     44,700                 1,651,106
Kroger Co.* ......................     41,700                 2,522,850
Safeway, Inc.* ...................     81,000                 4,935,937
Supervalu, Inc. ..................     30,200                   845,600


                                            NUMBER                 VALUE
                                           OF SHARES             (NOTE 1)
                                     --------------------   ------------------
Sysco Corp. ......................    54,800                $ 1,503,575
Winn Dixie Stores, Inc. ..........    24,700                  1,108,413
                                                            -----------
                                                             15,172,300
                                                            -----------
SOAPS & TOILETRIES (2.8%)
Avon Products, Inc. ..............    41,800                  1,849,650
Clorox Co. .......................    17,000                  1,985,813
Colgate Palmolive Co. ............    48,300                  4,485,863
Gillette Co. .....................   187,700                  9,068,256
International Flavors &
  Fragrances, Inc. ...............    18,700                    826,306
Procter & Gamble Co. .............   224,100                 20,463,131
Unilever N.V. ....................   107,000                  8,874,312
                                                            -----------
                                                             47,553,331
                                                            -----------
TOBACCO (1.6%)
Fortune Brands, Inc. .............    28,300                    894,988
Loews Corp. ......................    18,500                  1,817,625
Philip Morris Cos., Inc. .........   400,700                 21,437,450
RJR Nabisco Holdings Corp. .......    51,500                  1,528,906
UST, Inc. ........................    30,400                  1,060,200
                                                            -----------
                                                             26,739,169
                                                            -----------
 TOTAL CONSUMER NONCYCLICALS (22.1%)                        373,774,992
                                                            -----------
CREDIT SENSITIVE
BANKS (7.8%)
Banc One Corp. ...................   194,937                  9,953,971
Bank of New York Co., Inc. .......   124,400                  5,007,100
BankAmerica Corp. ................   289,189                 17,387,489
BankBoston Corp. .................    47,800                  1,861,212
Bankers Trust New York Corp. .....    15,500                  1,324,281
Chase Manhattan Corp. ............   142,580                  9,704,351
Citigroup, Inc. ..................   380,207                 18,820,246
Comerica, Inc. ...................    25,700                  1,752,419
Fifth Third Bancorp ..............    44,550                  3,176,972
First Union Corp. ................   161,256                  9,806,380
Firstar Corp. ....................    31,900                  2,974,704
Golden West Financial Corp. ......     9,000                    825,188
Huntington Bancshares, Inc. ......    34,350                  1,032,647
KeyCorp. .........................    72,600                  2,323,200
Mellon Bank Corp. ................    43,400                  2,983,750
Mercantile Bancorp., Inc. ........    25,100                  1,157,738
Morgan (J.P.) & Co., Inc. ........    29,400                  3,088,837
National City Corp. ..............    54,900                  3,980,250
Northern Trust Corp. .............    18,100                  1,580,356
PNC Bank Corp. ...................    50,200                  2,717,075
Regions Financial Corp. ..........    35,300                  1,423,031
Republic New York Corp. ..........    17,800                    811,013
State Street Corp. ...............    26,200                  1,822,538
Summit Bancorp. ..................    28,700                  1,253,831
Suntrust Banks, Inc. .............    34,800                  2,662,200
U.S. Bancorp. ....................   123,678                  4,390,569
Union Planters Corp. .............    20,700                    937,969
Wachovia Corp. ...................    33,900                  2,964,131
Washington Mutual, Inc. ..........    97,842                  3,736,341
Wells Fargo Co. ..................   269,100                 10,747,181
                                                            -----------
                                                            132,206,970
                                                            -----------
FINANCIAL SERVICES (2.9%)
American Express Co. .............    75,900                  7,760,775
Associates First Capital Corp.
  (Class A) ......................   114,200                  4,839,225
Bear Stearns Co., Inc. ...........    20,999                    784,838

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Capital One Financial Corp. .........     10,900               $ 1,253,500
Countrywide Credit Industries,
  Inc. ..............................     18,300                   918,431
Equifax, Inc. .......................     23,600                   806,825
Fleet Financial Group, Inc. .........     94,458                 4,221,092
Franklin Resources, Inc. ............     41,700                 1,334,400
Household International, Inc. .......     79,946                 3,167,860
Lehman Brothers Holdings, Inc. ......     19,200                   846,000
MBIA, Inc. ..........................     16,400                 1,075,225
MBNA Corp. ..........................    122,030                 3,043,123
Merrill Lynch & Co., Inc. ...........     57,400                 3,831,450
Morgan Stanley Dean Witter &
  Co. ...............................     97,405                 6,915,755
Schwab (Charles) Corp. ..............     65,025                 3,653,592
SLM Holding Corp. ...................     26,600                 1,276,800
Synovus Finacial Corp. ..............     43,450                 1,059,094
Transamerica Corp. ..................     10,300                 1,189,650
                                                               -----------
                                                                47,977,635
                                                               -----------
INSURANCE (3.3%)
Aetna, Inc. .........................     23,843                 1,874,656
Allstate Corp. ......................    137,676                 5,317,735
American General Corp. ..............     42,100                 3,283,800
American International Group,
  Inc. ..............................    174,487                16,859,806
Aon Corp. ...........................     27,850                 1,542,194
Chubb Corp. .........................     26,900                 1,745,137
CIGNA Corp. .........................     35,300                 2,729,131
Cincinnati Financial Corp. ..........     27,100                   992,538
Conseco, Inc. .......................     50,746                 1,550,925
Hartford Financial Services
  Group, Inc. .......................     38,500                 2,112,687
Jefferson-Pilot Corp. ...............     17,450                 1,308,750
Lincoln National Corp. Industries         16,100                 1,317,181
Marsh & McLennan Cos., Inc. .........     42,500                 2,483,594
MGIC Investment Corp. ...............     21,200                   844,025
Progressive Corp. ...................     11,800                 1,998,625
Provident Companies, Inc. ...........     24,000                   996,000
Providian Financial Corp. ...........     23,100                 1,732,500
Safeco Corp. ........................     23,300                 1,000,444
Saint Paul Cos., Inc. ...............     38,364                 1,333,149
SunAmerica, Inc. ....................     34,400                 2,790,700
Torchmark Corp. .....................     23,100                   815,719
UNUM Corp. ..........................     22,800                 1,330,950
                                                               -----------
                                                                55,960,246
                                                               -----------
MORTGAGE RELATED (1.2%)
Fannie Mae ..........................    172,400                12,757,600
Freddie Mac .........................    112,900                 7,274,994
                                                               -----------
                                                                20,032,594
                                                               -----------
UTILITY--ELECTRIC (2.2%)
AES Corp.* ..........................     28,600                 1,354,925
Ameren Corp. ........................     22,700                   969,006
American Electric Power, Inc. .......     31,800                 1,496,587
Baltimore Gas & Electric Co. ........     24,600                   759,525
Carolina Power & Light Co. ..........     24,700                 1,162,444
Central & South West Co. ............     35,300                   968,544
CINergy Corp. .......................     25,813                   887,322
Consolidated Edison Inc. ............     38,700                 2,046,262
Dominion Resources, Inc. ............     32,700                 1,528,725
DTE Energy Co. ......................     23,700                 1,016,137
Duke Energy Co. .....................     59,730                 3,826,453


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Edison International ................    58,800                $ 1,639,050
Entergy Corp. .......................    40,200                  1,251,225
FirstEnergy Corp. ...................    38,700                  1,260,169
FPL Group, Inc. .....................    30,000                  1,848,750
GPU, Inc. ...........................    20,900                    923,519
Houston Industries, Inc. ............    49,200                  1,580,550
New Century Energies, Inc. ..........    17,800                    867,750
Northern States Power Co. ...........    27,700                    768,675
Pacificorp. .........................    49,200                  1,036,275
Peco Energy Corp. ...................    37,100                  1,544,287
PG&E Corp. ..........................    63,500                  2,000,250
PP&L Resources, Inc. ................    28,500                    794,438
Public Service Enterprise Group .....    38,400                  1,536,000
Sempra Energy .......................    39,800                  1,009,925
Texas Utilities Co. .................    46,500                  2,170,969
Unicom Corporation ..................    35,900                  1,384,394
                                                               -----------
                                                                37,632,156
                                                               -----------
UTILITY--GAS (0.3%)
Columbia Gas System, Inc. ...........    13,800                    796,950
Consolidated Natural Gas Co. ........    15,900                    858,600
ENRON Corp. .........................    54,800                  3,127,025
Nicor, Inc. .........................    19,000                    802,750
                                                               -----------
                                                                 5,585,325
                                                               -----------
UTILITY--TELEPHONE (6.3%)
Alltel Corp. ........................    45,300                  2,709,506
Ameritech Corp. .....................   183,500                 11,629,313
AT&T Corp. ..........................   300,600                 22,620,150
Bell Atlantic Corp. .................   258,592                 13,705,376
BellSouth Corp. .....................   327,000                 16,309,125
Frontier Corp. ......................    28,300                    962,200
GTE Corp. ...........................   160,400                 10,426,000
SBC Communications, Inc. ............   325,400                 17,449,575
Sprint Corp. ........................    69,800                  5,871,925
US West, Inc. .......................    81,033                  5,236,758
                                                               -----------
                                                               106,919,928
                                                               -----------
 TOTAL CREDIT SENSITIVE (24.0%)......                          406,314,854
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.4%)
Burlington Resources, Inc. ..........    27,730                    993,081
Coastal Corp. .......................    34,700                  1,212,331
Sonat, Inc. .........................    29,000                    784,813
Tenneco, Inc. .......................    26,800                    912,875
Williams Cos., Inc. .................    70,700                  2,204,956
                                                               -----------
                                                                 6,108,056
                                                               -----------
OIL--DOMESTIC (0.8%)
Amerada Hess Corp. ..................    14,900                    741,275
Anadarko Petroleum Corp. ............    21,400                    660,725
Apache Corp. ........................    26,400                    668,250
Ashland, Inc. .......................    14,900                    720,787
Atlantic Richfield Co. ..............    52,600                  3,432,150
Occidental Petroleum Corp. ..........    58,800                    992,250
Phillips Petroleum Co. ..............    42,300                  1,803,037
Sunoco, Inc. ........................    25,100                    905,169
Union Pacific Resources Group,
  Inc. ..............................    84,508                    765,854
Unocal Corp. ........................    39,200                  1,144,150
USX-Marathon Group, Inc. ............    51,000                  1,536,375
                                                               -----------
                                                                13,370,022
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
OIL--INTERNATIONAL (4.2%)
Chevron Corp. .......................         109,200          $   9,056,775
Exxon Corp. .........................         406,500             29,725,312
Mobil Corp. .........................         130,500             11,369,813
Royal Dutch Petroleum Co.
  (ADR) .............................         357,900             17,134,462
Texaco, Inc. ........................          88,800              4,695,300
                                                               -------------
                                                                  71,981,662
                                                               -------------
OIL--SUPPLIES & CONSTRUCTION (0.4%)
Baker Hughes, Inc. ..................          51,100                903,831
Halliburton Co. .....................          72,700              2,153,738
Schlumberger Ltd. ...................          88,800              4,095,900
                                                               -------------
                                                                   7,153,469
                                                               -------------
RAILROADS (0.5%)
Burlington Northern Santa Fe ........          76,853              2,593,789
CSX Corp. ...........................          35,500              1,473,250
Norfolk Southern Corp. ..............          59,500              1,885,406
Union Pacific Corp. .................          40,200              1,811,513
                                                               -------------
                                                                   7,763,958
                                                               -------------
 TOTAL ENERGY (6.3%) ................                            106,377,167
                                                               -------------
TECHNOLOGY
ELECTRONICS (5.7%)
AMP, Inc. ...........................          36,382              1,894,138
Applied Materials, Inc.* ............          59,300              2,531,369
BB&T Corp. ..........................          46,500              1,874,531
BMC Software, Inc.* .................          33,600              1,497,300
Cisco Systems, Inc.* ................         259,125             24,050,039
EMC Corp.* ..........................          83,100              7,063,500
Harris Corp. ........................          20,700                758,137
Intel Corp. .........................         279,100             33,090,794
ITT Industries, Inc. ................          21,900                870,525
KLA-Tencor Corp.* ...................          20,900                906,537
LSI Logic Corp.* ....................          49,800                803,025
Micron Technology, Inc.* ............          35,100              1,774,744
Motorola, Inc. ......................          99,500              6,075,719
Parametric Technology Corp.* ........          47,600                773,500
Perkin-Elmer Corp. ..................           8,400                819,525
Seagate Technology, Inc.* ...........          39,600              1,197,900
Solectron Corp.* ....................          20,000              1,858,752
Texas Instruments, Inc. .............          64,300              5,501,669
3Com Corp.* .........................          58,400              2,617,050
                                                               -------------
                                                                  95,958,754
                                                               -------------
OFFICE EQUIPMENT (5.2%)
Apple Computer, Inc.* ...............          22,900                937,469
Ceridian Corp.* .....................          13,200                921,525
Compaq Computer Corp. ...............         278,698             11,687,897
Compuware Corp.* ....................          28,700              2,242,188
Dell Computer Corp.* ................         211,100             15,449,881
Hewlett-Packard Co. .................         172,900             11,811,231
International Business Machines
  Corp. .............................         155,600             28,747,100
PeopleSoft, Inc.* ...................          37,500                710,156
Pitney Bowes, Inc. ..................          45,400              2,999,237
Sun Microsystems, Inc.* .............          63,200              5,411,500
Unisys Corp.* .......................          39,400              1,356,838
Xerox Corp. .........................          54,800              6,466,400
                                                               -------------
                                                                  88,741,422
                                                               -------------


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
OFFICE EQUIPMENT SERVICES (5.2%)
Adobe Systems, Inc. .................          19,000          $     888,250
Automatic Data Processing, Inc. .....          49,900              4,001,356
Computer Associates
  International, Inc. ...............          93,125              3,969,453
Computer Sciences Corp. .............          25,800              1,662,487
Electronic Data Sysytems Corp. ......          79,700              4,004,925
First Data Corp. ....................          72,900              2,310,019
Gateway 2000, Inc.* .................          25,800              1,320,638
HBO & Co. ...........................          77,500              2,223,281
Microsoft Corp.* ....................         408,800             56,695,450
Novell, Inc.* .......................          60,700              1,100,188
Oracle Corp.* .......................         160,987              6,942,564
Paychex, Inc. .......................          26,600              1,368,238
Silicon Graphics, Inc.* .............          63,400                816,275
                                                               -------------
                                                                  87,303,124
                                                               -------------
TELECOMMUNICATIONS (4.6%)
AirTouch Communications, Inc.*                 95,600              6,895,150
America Online, Inc. ................          78,000             12,481,170
Ascend Communications, Inc.* ........          35,100              2,307,825
Lucent Technologies, Inc. ...........         218,688             24,055,680
MCI WorldCom, Inc.* .................         293,301             21,044,354
Nextel Communications, Inc.
  (Class A)* ........................          46,300              1,093,838
Northern Telecommunications
  Ltd. ..............................         108,420              5,434,552
Sprint Corp. (PCS Group)* ...........          74,500              1,722,813
Tellabs, Inc.* ......................          31,400              2,152,862
                                                               -------------
                                                                  77,188,244
                                                               -------------
 TOTAL TECHNOLOGY (20.7%) ...........                            349,191,544
                                                               -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Corning, Inc. .......................          38,500              1,732,500
Honeywell, Inc. .....................          20,900              1,574,031
Minnesota Mining &
  Manufacturing Co. .................          67,500              4,800,938
Textron, Inc. .......................          26,700              2,027,531
Tyco International Ltd. .............         106,786              8,055,669
                                                               -------------
  TOTAL DIVERSIFIED (1.1%) ..........                             18,190,669
                                                               -------------
TOTAL COMMON STOCKS (97.8%)
  (Cost $1,139,516,074) .............                          1,652,615,559
                                                               -------------
                                             PRINCIPAL
                                               AMOUNT
                                              -------
SHORT-TERM DEBT
  SECURITIES:
U.S. GOVERNMENT & AGENCIES
Federal Home Loan Bank
  4.77%, due 01/20/99 ...............    $10,000,000               9,973,083
Federal Home Loan Mortgage
  Corp.
  4.7%, due 01/04/99** ..............        200,000                 199,922
Student Loan Marketing
  Association
  4.28%, due 01/04/99** .............     14,700,000              14,694,757

THE HUDSON RIVER TRUST
ALLIANCE EQUITY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                    PRINCIPAL         VALUE
                                      AMOUNT        (NOTE 1)
                                  ------------- ----------------
U.S. Treasury Bill
  3.62%, due 01/07/99** ......... $1,850,000     $    1,848,884
                                                 --------------
  TOTAL U.S. GOVERNMENT &
     AGENCIES (1.6%) ............                    26,716,646
                                                 --------------
TOTAL SHORT-TERM DEBT SECURITIES (1.6%)
  (Amortized Cost $26,716,646) ..                    26,716,646
                                                 --------------
TOTAL INVESTMENTS (99.4%)
  (Cost/Amortized Cost
     $1,166,232,720) ............                 1,679,332,205
OTHER ASSETS
  LESS LIABILITIES (0.6%) .......                    11,023,191
                                                 --------------
NET ASSETS (100.0%) .............                $1,690,355,396
                                                 ==============

----------
Financial Futures Contracts outstanding at December 31, 1998:



                                 EXPIRATION        NUMBER          ORIGINAL         VALUE AT        UNREALIZED
DESCRIPTION                         DATE        OF CONTRACTS         VALUE          12/31/98       APPRECIATION
-----------------------------   ------------   --------------   --------------   --------------   -------------
Long S&P 500 Index* .........   3/99           85                $25,961,551      $26,466,875        $505,324

----------
*     Non-income producing.

**    Security segregated as collateral on financial futures contracts.
      Glossary:
      ADR--American Depository Receipt




                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                  NUMBER                 VALUE
                                                OF SHARES              (NOTE 1)
                                           -------------------   --------------------
COMMON STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (8.1%)
CBS Corp. (a) ..........................    7,210,000            $  236,127,500
Chris Craft Industries, Inc.
  (Class B)*+ ..........................    1,262,939                60,857,849
Comcast Corp. (Class A) SPL ............    1,011,800                59,380,012
Liberty Media Group (Class A)*              4,251,444               195,832,139
MediaOne Group, Inc.* ..................      565,000                26,555,000
News Corp. Ltd. (ADR) ..................    2,930,200                77,467,162
Reuters Group PLC (ADR) ................    1,111,880                70,465,395
Tele-Communications, Inc.
  (Class A)* ...........................    1,148,710                63,538,022
Time Warner, Inc.  .....................      357,800                22,205,962
Viacom, Inc. (Class B) (a)* ............    3,180,800               235,379,200
                                                                 --------------
 TOTAL BUSINESS SERVICES (8.1%).                                  1,047,808,241
                                                                 --------------
CAPITAL GOODS
AEROSPACE (1.4%)
Loral Space &
  Communications (a)* ..................   10,121,000               180,280,312
                                                                 --------------
ELECTRICAL EQUIPMENT (0.6%)
Koninklijke Philips Electronics
  N.V. (a) .............................    1,173,000                79,397,437
                                                                 --------------
 TOTAL CAPITAL GOODS (2.0%) ............                            259,677,749
                                                                 --------------
CONSUMER CYCLICALS
AIRLINES (1.0%)
AMR Corp.* .............................      270,000                16,031,250
Delta Air Lines, Inc.  .................    1,924,600               100,079,200
Northwest Airlines Corp.
  (Class A)* ...........................      445,800                11,395,762
                                                                 --------------
                                                                    127,506,212
                                                                 --------------
AUTO RELATED (0.5%)
Republic Industries, Inc. (a)* .........    4,649,500                68,580,125
                                                                 --------------
FOOD SERVICES, LODGING (0.2%)
Starwood Hotels & Resorts ..............    1,094,151                24,823,551
                                                                 --------------
LEISURE RELATED (3.0%)
Carnival Corp. (Class A) ...............    1,432,200                68,745,600
Cendant Corp. (a)* .....................   16,373,600               312,121,750
Royal Caribbean Cruises Ltd. ...........       58,000                 2,146,000
                                                                 --------------
                                                                    383,013,350
                                                                 --------------
RETAIL--GENERAL (4.7%)
Home Depot, Inc. (a) ...................    4,444,000               271,917,250
Limited, Inc.  .........................    2,824,475                82,262,834
Lowe's Cos., Inc. ......................      622,800                31,879,575
Office Depot, Inc.* ....................    1,100,000                40,631,250
Tandy Corp. (a) ........................    3,110,800               128,126,075
Wal-Mart Stores, Inc.  .................      718,000                58,472,125
                                                                 --------------
                                                                    613,289,109
                                                                 --------------
 TOTAL CONSUMER CYCLICALS (9.4%)                                  1,217,212,347
                                                                 --------------
CONSUMER NONCYCLICALS
DRUGS (5.0%)
Astra AB (A Shares) ....................    2,811,666                57,478,396
Bristol-Myers Squibb Co. (a) ...........    2,032,000               271,907,000
Merck & Co., Inc. (a) ..................    1,503,200               222,003,850
Schering Plough Corp.  .................    1,696,000                93,704,000
                                                                 --------------
                                                                    645,093,246
                                                                 --------------


                                                  NUMBER                 VALUE
                                                OF SHARES              (NOTE 1)
                                           -------------------   --------------------
HOSPITAL SUPPLIES & SERVICES (1.3%)
Abbott Laboratories ....................    1,568,600            $   76,861,400
Columbia/HCA Healthcare Corp.               2,000,000                49,500,000
Medtronic, Inc. (a) ....................      557,800                41,416,650
                                                                 --------------
                                                                    167,778,050
                                                                 --------------
TOBACCO (2.8%)
Loews Corp.  ...........................    2,003,500               196,843,875
Philip Morris Cos., Inc.  ..............    3,158,200               168,963,700
                                                                 --------------
                                                                    365,807,575
                                                                 --------------
 TOTAL CONSUMER NONCYCLICALS (9.1%)
                                                                  1,178,678,871
                                                                 --------------
CREDIT SENSITIVE
BANKS (8.6%)
BankAmerica Corp. ......................    3,645,700               219,197,712
Bank of Tokyo-Mitsubishi Ltd. ..........    4,825,000                50,662,500
Chase Manhattan Corp. ..................    4,354,836               296,401,025
Citigroup, Inc. (a) ....................    8,343,798               413,017,976
First Union Corp. ......................    2,205,000               134,091,562
                                                                 --------------
                                                                  1,113,370,775
                                                                 --------------
FINANCIAL SERVICES (5.6%)
American Express Co.  ..................      722,400                73,865,400
Associates First Capital Corp.
  (Class A) ............................    3,030,000               128,396,250
Fleet Financial Group, Inc.  ...........      384,200                17,168,937
Household International, Inc.  .........    1,008,400                39,957,850
MBNA Corp. .............................   12,551,287               312,997,720
Morgan Stanley Dean
  Witter & Co.  ........................    1,103,166                78,324,786
Newcourt Credit Group, Inc.  ...........      169,200                 5,911,425
PMI Group, Inc.  .......................    1,217,200                60,099,250
                                                                 --------------
                                                                    716,721,618
                                                                 --------------
INSURANCE (5.4%)
Allstate Corp.  ........................      643,294                24,847,231
American International Group,
  Inc.  ................................    5,117,712               494,498,922
Hartford Financial Services
  Group, Inc.  .........................    1,092,200                59,934,475
Progressive Corp. (a) ..................      549,900                93,139,312
Providian Financial Corp.  .............      225,000                16,875,000
UNUM Corp.  ............................      174,000                10,157,250
                                                                 --------------
                                                                    699,452,190
                                                                 --------------
REAL ESTATE (1.1%)
CBL & Associates Properties,
  Inc. .................................      912,200                23,546,163
Macerich Co.  ..........................      717,500                18,385,938
Simon Property Group, Inc.  ............    1,443,000                41,125,500
Spieker Properties, Inc.  ..............    1,373,400                47,553,975
Summit Properties, Inc.  ...............      464,100                 8,005,725
                                                                 --------------
                                                                    138,617,301
                                                                 --------------
UTILITY--TELEPHONE (1.9%)
AT&T Corp.  ............................    1,652,156               124,324,739
BellSouth Corp.  .......................       21,648                 1,079,694
Telecomunicacoes Brasileiras
  S.A.-Telebras (ADR) (a) ..............    1,600,000               116,300,000
                                                                 --------------
                                                                    241,704,433
                                                                 --------------
 TOTAL CREDIT SENSITIVE (22.6%)                                   2,909,866,317
                                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
ENERGY
OIL--DOMESTIC (1.6%)
Atlantic Richfield Co.  ................................................     2,975,200           $  194,131,800
Union Pacific Resources Group,
  Inc.  ................................................................       640,154                5,801,396
                                                                                                 --------------
                                                                                                    199,933,196
                                                                                                 --------------
OIL--SUPPLIES & CONSTRUCTION (1.4%)
Baker Hughes, Inc.  ....................................................     1,365,260               24,148,036
BJ Services Co. (a)* ...................................................     1,651,200               25,800,000
Halliburton Co. (a) ....................................................     2,800,000               82,950,000
Nabors Industries, Inc.* ...............................................       740,300               10,040,319
Transocean Offshore, Inc.  .............................................     1,365,800               36,620,513
                                                                                                 --------------
                                                                                                    179,558,868
                                                                                                 --------------
RAILROADS (0.2%)
Canadian Pacific Ltd.  .................................................     1,352,800               25,534,100
                                                                                                 --------------
 TOTAL ENERGY (3.2%) ...................................................                            405,026,164
                                                                                                 --------------
TECHNOLOGY
ELECTRONICS (16.2%)
Cisco Systems, Inc. (a)* ...............................................     5,779,750              536,433,047
EMC Corp. (a)* .........................................................       130,000               11,050,000
Ingram Micro, Inc. (Class A)*+ .........................................     2,400,000               83,700,000
Intel Corp. (a) ........................................................     1,550,000              183,771,875
National Semiconductor
  Corp. (a)* ...........................................................       460,000                6,210,000
Network Associates, Inc. (a)* ..........................................     5,169,400              342,472,750
SCI Systems, Inc. (a)*+ ................................................     3,576,000              206,514,000
Solectron Corp. (a)* ...................................................     1,650,000              153,346,875
Sterling Commerce, Inc.* ...............................................     2,878,582              129,536,190
Texas Instruments, Inc. (a) ............................................     3,840,000              328,560,000
3Com Corp. (a)* ........................................................     2,255,700              101,083,556
                                                                                                 --------------
                                                                                                  2,082,678,293
                                                                                                 --------------
OFFICE EQUIPMENT (7.8%)
Ceridian Corp.*+ .......................................................     3,815,000              266,334,688
Compaq Computer Corp. (a) ..............................................     2,775,000              116,376,563
International Business Machines
  Corp.  ...............................................................     3,200,000              591,200,000
Sterling Software, Inc.* ...............................................     1,172,400               31,728,075
                                                                                                 --------------
                                                                                                  1,005,639,326
                                                                                                 --------------
OFFICE EQUIPMENT SERVICES (1.6%)
First Data Corp. (a) ...................................................     2,415,000               76,525,313
HBO & Co.  .............................................................     1,025,000               29,404,688
Microsoft Corp. (a)* ...................................................       750,000              104,015,625
                                                                                                 --------------
                                                                                                    209,945,626
                                                                                                 --------------
TELECOMMUNICATIONS (18.5%)
ADC Telecommunications, Inc.*                                                1,415,000               49,171,250
AirTouch Communications,
  Inc. (a)* ............................................................     1,744,600              125,829,275
Alcatel S.A. (a) .......................................................     1,288,597               31,490,077
Global TeleSystems Group, Inc.*                                                153,300                8,546,475
Lucent Technologies, Inc. (a) ..........................................       750,000               82,500,000
Mannesmann AG ..........................................................     2,423,245              280,276,312
Mannesmann AG (ADR) ....................................................     1,437,000              164,895,750
MCI WorldCom, Inc. (a)* ................................................    15,866,815            1,138,443,976
Nextel Communications, Inc.
  (Class A) (a)* .......................................................     4,745,400              112,110,075
Nokia Oyj (A Shares) ...................................................       259,600               31,265,575


                                                                                  NUMBER                 VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   --------------------
Tele-Communications TCI
  Ventures Group (Class A) (a)* ........................................    15,137,552           $  356,678,569
                                                                                                 --------------
                                                                                                  2,381,207,334
                                                                                                 --------------
 TOTAL TECHNOLOGY (44.1%) ..............................................                          5,679,470,579
                                                                                                 --------------
DIVERSIFIED (1.5%)
MISCELLANEOUS
Tyco International Ltd.  ...............................................     2,623,336              197,897,910
                                                                                                 --------------
TOTAL COMMON STOCKS (100.0%)
 (Cost $8,464,832,387) .................................................                         12,895,638,178
                                                                                                 --------------
PREFERRED STOCKS:
CONSUMER CYCLICALS (0.1%)
AUTO RELATED
Republic Industries, Inc.
  6.5% Exch. Conv.  ....................................................       470,400                7,173,600
                                                                                                 --------------
TOTAL PREFERRED STOCKS (0.1%)
 (Cost $11,561,746) ....................................................                              7,173,600
                                                                                                 --------------
                                                                                PRINCIPAL
                                                                                 AMOUNT
                                                                               ----------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Global TeleSystems Group, Inc.
  5.75%, 07/01/10 ......................................................   $14,445,000               16,322,850
                                                                                                 --------------
TOTAL LONG-TERM DEBT SECURITIES (0.1%)
 (Cost $10,714,786) ....................................................                             16,322,850
                                                                                                 --------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
Eastman Kodak Co.
  5.1%, due 02/03/99 ...................................................    25,000,000               24,883,583
Equilon Enterprises
  5.24%, due 02/18/99 ..................................................     3,000,000                2,979,200
General Motors Acceptance
  Corp.
  5.17%, due 01/27/99 ..................................................     8,000,000                7,970,244
Koch Industries
  5.05%, due 01/04/99 ..................................................    10,000,000                9,995,792
PepsiCo, Inc.
  5.24%, due 01/26/99 ..................................................     4,000,000                3,985,500
Pfizer Inc.
  5.25%, due 02/12/99 ..................................................    12,250,000               12,175,398
Procter & Gamble
  5.22%, due 01/27/99 ..................................................     4,000,000                3,984,978
Wood Street Funding
  5.2%, due 01/04/99 ...................................................     5,400,000                5,397,660
                                                                                                 --------------
 TOTAL COMMERCIAL PAPER (0.6%)
                                                                                                     71,372,355
                                                                                                 --------------
TIME DEPOSITS
Canadian Imperial Bank
  5.25%, due 01/04/99 ..................................................    58,800,000               58,800,000
Chase Manhattan Corp.
  4.5%, due 01/04/99 ...................................................    92,700,000               92,700,000
First National Bank of Chicago
  4.875%, due 01/04/99 .................................................   135,900,000              135,900,000
                                                                                                 --------------
 TOTAL TIME DEPOSITS (2.2%) ............................................                            287,400,000
                                                                                                 --------------
U.S. GOVERNMENT AGENCY (0.1%)
Student Loan Marketing
  Association
  4.28%, due 01/04/99 ..................................................    18,900,000               18,893,259
                                                                                                 --------------

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                NUMBER OF              VALUE
                                                                              CONTRACTS (B)          (NOTE 1)
                                                                             ---------------   --------------------
TOTAL SHORT-TERM DEBT SECURITIES (2.9%)
 (Amortized Cost $377,665,614)                                                                 $   377,665,614
                                                                                               ---------------
TOTAL INVESTMENTS (103.1%)
  (Cost/Amortized Cost $8,864,774,533)                                                          13,296,800,242
                                                                                               ---------------
CALL OPTIONS WRITTEN* (c):
AirTouch Communications, Inc.:
  January @ $56.625 ......................................................   2,000                  (3,170,000)
  February @ $57.125 .....................................................   1,000                  (1,664,000)
  February @ $57.75 ......................................................   1,000                  (1,470,000)
  February @ $59.625 .....................................................   2,500                  (3,256,600)
  February @ $60.50 ......................................................   3,000                  (3,678,000)
  March @ $69.00..........................................................   1,500                    (942,000)
Alcatel S.A.:
  January @ $21.00 .......................................................   2,500                    (880,000)
  January @ $22.375 ......................................................   2,500                    (585,000)
  February @ $26.00 ......................................................   3,500                    (415,500)
  February @ $26.125 .....................................................   2,000                    (244,000)
  March @ $24.125.........................................................   2,000                    (478,000)
BJ Services Co.
  February @ $15.75.......................................................   3,000                    (435,000)
Bristol-Myers Squibb Co.
  March @ $131.75.........................................................   1,500                  (1,222,500)
CBS Corp.:
  January @ $28.125 ......................................................   2,500                  (1,195,000)
  January @ $28.50 .......................................................   4,000                  (1,778,500)
  January @ $29.25 .......................................................   2,000                    (800,000)
  January @ $29.50 .......................................................   3,500                  (1,306,000)
  February @ $28.5 .......................................................   3,000                  (1,551,000)
  February @ $29.875 .....................................................   3,000                  (1,014,000)
  February @ $31.50 ......................................................   2,500                    (617,500)
  March @ $31.625.........................................................   1,500                    (492,000)
Cendant Corp.:
  January @ $13.50 .......................................................   3,000                  (1,692,000)
  January @ $13.625 ......................................................   3,000                  (1,644,000)
  January @ $13.875 ......................................................   6,500                  (3,398,891)
  January @ $14.00 .......................................................   3,000                  (1,542,000)
  February @ $13.0625 ....................................................   3,000                  (1,824,000)
  February @ $15.125 .....................................................   3,000                  (1,326,000)
  February @ $19.25 ......................................................   3,000                    (558,000)
  February @ $19.50 ......................................................   6,000                    (926,118)
  February @ $19.875......................................................   2,500                    (330,000)
Cisco Systems, Inc.:
  January @ $64.25 .......................................................   6,000                 (17,166,000)
  January @ $64.5625 .....................................................   3,750                 (10,612,500)
  January @ $65.375 ......................................................   2,500                  (6,875,000)
  January @ $65.9375 .....................................................   1,500                  (4,083,345)
  January @ $67.00 .......................................................   2,000                  (5,212,000)
  January @ $67.1250 .....................................................   2,000                  (5,168,622)
  January @ $67.3125 .....................................................   2,000                  (5,172,000)
  January @ $67.6875 .....................................................   3,500                  (8,834,000)
  January @ $74.25 .......................................................   3,000                  (5,703,000)
  January @ $75.625 ......................................................   1,500                  (2,668,500)
  February @ $65.375 .....................................................   3,000                  (8,361,000)
  February @ $66.125 .....................................................   2,000                  (5,458,000)
  February @ $66.5625 ....................................................   2,000                  (5,390,000)
  February @ $72.125 .....................................................   1,500                  (3,297,000)
  February @ $73.25 ......................................................   1,500                  (3,198,000)
  February @ $75.375 .....................................................   1,500                  (2,777,790)
  February @ $76.25 ......................................................   1,000                  (1,780,000)
  February @ $77.00 ......................................................   1,500                  (2,526,000)


                                                                                NUMBER OF              VALUE
                                                                              CONTRACTS (B)          (NOTE 1)
                                                                             ---------------   --------------------
  February @ $78.00 ......................................................   1,000             $    (1,680,000)
  February @ $78.375 .....................................................   2,000                  (3,296,000)
  February @ $81.375 .....................................................   1,500                  (2,154,000)
  March @ $94.25 .........................................................   4,000                  (3,082,860)
  March @ $95.250.........................................................   1,500                  (1,129,500)
Citigroup, Inc.:
  January @ $42.875 ......................................................   2,000                  (1,424,000)
  January @ $43.6250 .....................................................   3,000                  (1,815,000)
  January @ $43.875 ......................................................   2,500                  (1,600,000)
  January @ $45.00 .......................................................   3,000                  (1,416,000)
  January @ $45.375 ......................................................   4,000                  (1,984,000)
  January @ $46.00........................................................   3,000                  (1,251,000)
Compaq Computer Corp.
  February @ $40.125......................................................   2,250                  (1,003,500)
EMC Corp.
  February @ $75.5625.....................................................   1,000                  (1,177,000)
First Data Corp.
  January @ $27.50........................................................   2,000                  (1,023,280)
Halliburton Co.:
  January @ $31.375 ......................................................   3,000                    (345,000)
  January @ $32.50 .......................................................   3,000                    (207,000)
  January @ $37.625 ......................................................   2,500                     (15,000)
  January @ $37.875 ......................................................   2,500                     (25,000)
  February @ $30.875 .....................................................   5,000                    (937,688)
  February @ $31.6250 ....................................................   1,500                    (127,500)
  February @ $31.750 .....................................................   3,000                    (407,580)
  February @ $32.00 ......................................................   3,000                    (483,210)
  February @ $32.1875 ....................................................   3,000                    (414,000)
  March @ $32.250.........................................................   1,500                    (270,150)
Home Depot, Inc.:
  March @ $59.625 ........................................................   2,000                    (890,000)
  March @ $60.875.........................................................   1,500                    (615,000)
Ingram Micro, Inc. (Class A):
  January @ $43.50 .......................................................   3,000                     (27,000)
  January @ $45.8125 .....................................................   3,000                        (738)
  January @ $46.125 ......................................................   1,500                      (9,000)
  January @ $46.500 ......................................................   3,000                           0
  February @ $40.375 .....................................................   2,500                    (222,500)
  February @ $42.125 .....................................................   2,500                     (83,005)
  February @ $42.50 ......................................................   3,000                    (171,000)
  February @ $43.25 ......................................................   2,500                     (46,570)
  February @ $46.25.......................................................   3,000                    (126,000)
Intel Corp.:
  January @ $95.25 .......................................................   2,500                  (5,885,000)
  January @ $96.875 ......................................................   1,000                  (2,195,860)
  January @ $103.00 ......................................................   1,500                  (2,442,000)
  January @ $105.875 .....................................................   1,000                  (1,419,000)
  January @ $110.50 ......................................................   1,000                  (1,100,000)
  February @ $114.875 ....................................................   1,500                  (1,263,945)
  March @ $123.75.........................................................   1,500                    (952,500)
Koninklijke Philips Electronics N.V.:
  February @ $60.25 ......................................................   1,500                  (1,413,000)
  March @ $66.75..........................................................   2,000                  (1,186,000)
Loral Space & Communications:
  February @ $17.5625 ....................................................   1,500                    (270,000)
  February @ $17.75 ......................................................   3,000                    (597,000)
  February @ $18.00 ......................................................   3,000                    (534,000)
  February @ $18.125 .....................................................   3,000                    (506,190)
  February @ $19.625......................................................   3,500                    (311,500)
Lucent Technologies, Inc.:
  January @ $89.6875 .....................................................   3,000                  (6,216,000)
  February @ $87.625......................................................   1,500                  (3,433,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                     NUMBER OF              VALUE
                                   CONTRACTS (B)          (NOTE 1)
                                  ---------------   --------------------
  February @ $90.00 ...........   3,000             $    (6,222,000)
MCI WorldCom, Inc.:
  January @ $53.78 ............   3,500                  (6,374,200)
  January @ $55.00 ............   2,500                  (4,265,000)
  January @ $55.8125 ..........   3,000                  (4,863,000)
  January @ $55.875 ...........   3,000                  (4,794,000)
  January @ $56.00 ............   3,500                  (5,582,500)
  January @ $58.50 ............   3,000                  (4,065,000)
  January @ $58.875 ...........   2,500                  (3,283,325)
  January @ $60.125 ...........   3,000                  (3,629,700)
  February @ $54.28 ...........   2,000                  (3,572,000)
  February @ $55.00 ...........   6,000                 (10,281,000)
  February @ $56.25 ...........   3,000                  (4,832,880)
  February @ $58.125 ..........   3,500                  (5,001,500)
  February @ $60.00 ...........   2,500                  (3,157,500)
  February @ $60.87 ...........   2,000                  (2,316,000)
  February @ $61.375 ..........   2,500                  (2,940,000)
  February @ $62.35 ...........   2,000                  (2,016,000)
  February @ $63.00 ...........   2,500                  (2,500,000)
  February @ $69.9375 .........   4,000                  (2,192,000)
  February @ $70.0625 .........   4,000                  (2,200,000)
  March @ $69.25 ..............   4,000                  (2,201,160)
  March @ $70.75 ..............   2,000                  (1,024,000)
  March @ $74.10...............   2,500                    (805,000)
Medtronic, Inc.
  January @ $62.375 ...........   2,000                  (2,384,000)
Merck & Co., Inc.
  February @ $155.375..........   2,500                    (725,000)
Microsoft Corp.:
  January @ $109.375 ..........   4,000                 (11,793,440)
  January @ $111.00 ...........   1,500                  (4,225,500)
  January @ $112.625...........   2,000                  (5,286,000)
National Semiconductor Corp.:
  January @ $14.5625 ..........   2,000                    (136,000)
  February @ $13.75............   2,500                    (262,500)
Network Associates, Inc.:
  January @ $45.5625 ..........   2,500                  (5,205,000)
  February @ $63.1022 .........   1,950                  (1,472,250)
  February @ $63.4375..........     550                    (402,050)
Nextel Communications, Inc.
  (Class A):
  February @ $20.75 ...........   3,000                  (1,198,440)
  February @ $21.375 ..........   1,500                    (517,500)
  March @ $20.50 ..............   2,500                  (1,055,000)
  March @ $20.5516.............   3,000                  (1,221,000)
Progressive Corp.
  January @ $143.284 ..........   1,000                  (2,618,000)
Republic Industries, Inc.:
  January @ $17.50 ............   5,500                     (78,048)
  January @ $17.6875 ..........   2,000                        (510)
  January @ $17.75.............   3,000                     (27,000)
SCI Systems, Inc.:
  January @ $40.125 ...........   1,500                  (2,649,000)
  January @ $40.75 ............   3,000                  (5,175,000)
  January @ $41.50 ............   3,000                  (4,971,000)
  January @ $41.6215 ..........   2,000                  (3,240,000)
  January @ $44.69 ............   1,950                  (2,578,655)
  January @ $45.2309...........   1,050                  (1,334,559)
Solectron Corp.:
  January @ $65.375 ...........   1,000                  (2,768,000)
  February @ $68.00 ...........   1,000                  (2,543,000)
  February @ $73.7561 .........   2,000                  (4,036,800)


                                     NUMBER OF              VALUE
                                   CONTRACTS (B)          (NOTE 1)
                                  ---------------   --------------------
  February @ $74.250 ..........   1,000             $    (1,990,000)
  February @ $80.875 ..........   2,000                  (3,048,000)
  March @ $88.250 .............   1,500                  (1,489,500)
  March @ $89.50...............   1,000                  (1,009,000)
Tandy Corp.:
  February @ $40.00 ...........   3,000                    (978,000)
  February @ $40.50 ...........   2,000                    (622,000)
  February @ $41.00 ...........   2,000                    (487,620)
  February @ $41.9981..........   4,000                  (1,096,000)
Tele-Communications TCI
  Ventures Group (Class A):
  January @ $19.25 ............   2,000                    (916,000)
  January @ $19.6875 ..........   2,500                  (1,035,000)
  January @ $18.6875 ..........   3,000                  (1,542,000)
  February @ $20.4271 .........     360                    (132,120)
  February @ $20.6198 .........   1,200                    (422,400)
Telecomunicacoes Brasileiras
  S.A.-Telebras (ADR):
  January @ $74.5 .............   3,000                    (228,000)
  January @ $81.75 ............   3,000                     (94,818)
  January @ $81.875 ...........   2,000                    (450,000)
  January @ $84.00 ............   1,500                    (236,516)
  January @ $86.00 ............   2,000                    (167,116)
  February @ $83.75 ...........   2,000                    (414,000)
  February @ $85.5625 .........   1,500                    (303,000)
  February @ $93.00............   1,000                    (144,000)
Texas Instruments, Inc.:
  January @ $62.625 ...........   2,000                  (4,622,000)
  January @ $63.25 ............   2,000                  (4,524,000)
  January @ $63.625 ...........   3,500                  (7,763,000)
  January @ $64.00 ............   2,000                  (4,216,000)
  January @ $68.5 .............   2,000                  (3,490,000)
  January @ $75.00 ............   1,000                  (1,115,381)
  January @ $78.0625 ..........   2,000                  (1,906,000)
  January @ $78.125 ...........   1,000                    (928,000)
  February @ $67.5625 .........   1,500                  (2,799,000)
  February @ $68.25 ...........   2,000                  (3,580,000)
  February @ $69.125 ..........   1,500                  (2,632,530)
  February @ $72.750 ..........   2,000                  (2,823,996)
  February @ $76.125 ..........   2,500                  (2,939,448)
  February @ $77.00 ...........   2,000                  (2,438,680)
  February @ $77.375 ..........   2,000                  (2,084,000)
  February @ $78.5 ............   3,500                  (3,524,820)
  February @ $84.75 ...........   2,000                  (1,322,548)
  February @ $88.75............   1,000                    (541,000)
Viacom, Inc. (Class B):
  January @ $59.74 ............   1,050                  (1,510,950)
  January @ $59.75 ............     850                  (1,223,150)
  January @ $60.50 ............   1,500                  (2,064,000)
  January @ $60.75 ............   2,000                  (2,678,000)
  January @ $61.00 ............   2,000                  (2,640,000)
  January @ $61.53 ............   2,500                  (3,205,000)
  January @ $62.875 ...........   2,000                  (2,252,000)
  February @ $64.625 ..........   2,000                  (2,012,000)
  February @ $64.75 ...........   2,000                  (2,042,000)
  February @ $65.163 ..........   1,500                  (1,461,000)
  February @ $65.50 ...........   2,000                  (1,892,000)
  February @ $67.125 ..........   2,000                  (1,550,000)
  February @ $67.50 ...........   2,000                  (1,588,280)
  March @ $72.125..............   1,500                    (790,500)

THE HUDSON RIVER TRUST
ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                       NUMBER OF            VALUE
                                     CONTRACTS (B)        (NOTE 1)
                                    --------------- --------------------
3Com Corp.:
  January @ $33.75 ................ 2,500           $    (2,850,000)
  January @ $34.8125 .............. 2,500                (2,512,790)
  January @ $34.875 ............... 2,000                (2,052,000)
  January @ $35.00 ................ 2,500                (2,487,842)
  January @ $35.125 ............... 2,500                (2,472,500)
  February @ $39.50 ............... 1,000                  (668,000)
  February @ $40.9375 ............. 2,500                (1,382,500)
  March @ $47.625 ................. 1,500                  (480,000)
                                                    ---------------
TOTAL CALL OPTIONS WRITTEN (-3.7%)
  (Premiums Received $195,807,516)                     (471,793,964)
                                                    ---------------
OTHER ASSETS
  LESS LIABILITIES (0.6%) .........                      71,114,540
                                                    ---------------
NET ASSETS (100.0%) ...............                 $12,896,120,818
                                                    ===============


----------
*     Non-income producing.
+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).
(a) Fully or partially pledged as collateral on outstanding written call options.
(b)   One contract relates to 100 shares.
(c) Covered call option contracts written in connection with securities held.
      Glossary:
      ADR--American Depository Receipt




                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS (1.0%)
CHEMICALS
Akzo Nobel N.V. ........................................................       310,000            $14,114,170
                                                                                                  -----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.7%)
Waste Management, Inc. .................................................       223,050             10,399,706
                                                                                                  -----------
PRINTING, PUBLISHING &
  BROADCASTING (3.1%)
CBS Corp. ..............................................................       240,000              7,860,000
Liberty Media Group (Class A)* .........................................       306,312             14,109,496
Reuters Group PLC ......................................................       400,000              4,199,527
Reuters Group PLC (ADR) ................................................        78,620              4,982,543
Scripps Co. (E.W.) (Class A) ...........................................       100,000              4,975,000
TVI Televisao Independente SA*                                                   1,175                      0
United News & Media PLC ................................................       800,000              7,014,742
                                                                                                  -----------
                                                                                                   43,141,308
                                                                                                  -----------
TRUCKING, SHIPPING (0.1%) ..............................................
Fukuyama Transporting Co., Ltd.                                                159,000                690,386
                                                                                                  -----------
 TOTAL BUSINESS SERVICES (3.9%)                                                                    54,231,400
                                                                                                  -----------
CAPITAL GOODS
BUILDING & CONSTRUCTION (1.1%)
ABB AG .................................................................         7,000              8,217,281
Daito Trust Construction
  Co. Ltd. .............................................................       846,600              7,344,452
                                                                                                  -----------
                                                                                                   15,561,733
                                                                                                  -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.7%)
Lafarge SA .............................................................       100,000              9,499,955
                                                                                                  -----------
ELECTRICAL EQUIPMENT (0.6%)
Schneider SA ...........................................................       146,000              8,854,817
                                                                                                  -----------
MACHINERY (1.6%)
AlliedSignal, Inc. .....................................................       222,000              9,837,375
United Technologies Corp. ..............................................       120,000             13,050,000
                                                                                                  -----------
                                                                                                   22,887,375
                                                                                                  -----------
 TOTAL CAPITAL GOODS (4.0%) ............................................                           56,803,880
                                                                                                  -----------
CONSUMER CYCLICALS
AIRLINES (1.2%)
British Airways PLC ....................................................       845,000              5,697,585
Continental Airlines, Inc.
  (Class B)* ...........................................................       129,000              4,321,500
KLM ....................................................................       185,000              5,595,612
Northwest Airlines Corp.
  (Class A)* ...........................................................        51,100              1,306,244
                                                                                                  -----------
                                                                                                   16,920,941
                                                                                                  -----------
AUTO RELATED (0.4%)
Autoliv, Inc. ..........................................................       174,000              6,254,393
                                                                                                  -----------
AUTOS & TRUCKS (1.2%)
Honda Motor Co. Ltd. ...................................................       202,000              6,640,850
Volkswagen AG ..........................................................       121,000              9,787,459
                                                                                                  -----------
                                                                                                   16,428,309
                                                                                                  -----------
FOOD SERVICES, LODGING (0.5%)
Compass Group PLC ......................................................       625,800              7,168,868
                                                                                                  -----------


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
HOUSEHOLD FURNITURE, APPLIANCES (0.6%)
Sony Corp. .............................................................       112,400            $ 8,197,182
                                                                                                  -----------
LEISURE RELATED (3.0%)
Carnival Corp. (Class A) ...............................................       360,000             17,280,000
Harley-Davidson, Inc. ..................................................       312,400             14,799,950
Hoyts Cinemas Group+ ...................................................     1,370,000              1,150,068
Ladbroke Group PLC .....................................................     1,250,000              5,022,711
Nintendo Co. Ltd. ......................................................        34,100              3,308,773
                                                                                                  -----------
                                                                                                   41,561,502
                                                                                                  -----------
PHOTO & OPTICAL (0.7%)
Fuji Photo Film Co. ....................................................       264,000              9,825,432
                                                                                                  -----------
RETAIL--GENERAL (4.8%)
Dayton Hudson Corp. ....................................................       150,000              8,137,500
Dixons Group PLC .......................................................       800,000             11,254,201
Home Depot, Inc. .......................................................       331,200             20,265,300
Japan Airport Terminal Co. Ltd.                                                    800                  4,927
Koninklijke Ahold NV ...................................................       439,000             16,223,761
Wal-Mart Stores, Inc. ..................................................       150,000             12,215,625
                                                                                                  -----------
                                                                                                   68,101,314
                                                                                                  -----------
 TOTAL CONSUMER CYCLICALS (12.4%)
                                                                                                  174,457,941
                                                                                                  -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.8%)
Coca-Cola Amatil, Ltd. .................................................     1,135,000              4,228,457
Diageo PLC .............................................................     1,804,800             20,539,803
                                                                                                  -----------
                                                                                                   24,768,260
                                                                                                  -----------
DRUGS (8.6%)
Astra AB (A Shares) ....................................................       240,000              4,906,278
Bristol-Myers Squibb Co. ...............................................       194,000             25,959,625
Merck & Co., Inc. ......................................................        74,100             10,943,644
Novartis AG ............................................................         2,058              4,051,476
Novartis AG (ADR) ......................................................        20,000              1,965,810
Orion-Yhtyma Oy (B Shares) .............................................       182,000              4,368,899
Pfizer, Inc. ...........................................................       132,000             16,557,750
Sanofi SA ..............................................................        85,000             13,990,518
Santen Pharmaceutical Co. Ltd. .........................................       600,000             11,537,439
Schering Plough Corp. ..................................................       192,000             10,608,000
Smithkline Beecham PLC .................................................       200,000              2,795,248
Takeda Chemical Inds. ..................................................        71,000              2,736,819
Yamanouchi Pharmaceutical
  Co. Ltd. .............................................................       354,000             11,418,343
                                                                                                  -----------
                                                                                                  121,839,849
                                                                                                  -----------
FOODS (1.7%)
Nestle SA ..............................................................        11,000             23,981,043
                                                                                                  -----------
HOSPITAL SUPPLIES & SERVICES (0.2%)
Boston Scientific Corp.* ...............................................        83,300              2,233,481
                                                                                                  -----------
RETAIL--FOOD (1.9%)
Familymart Co. .........................................................       228,700             11,429,934
Kroger Co.* ............................................................       250,000             15,125,000
Seven-Eleven Japan Co. Ltd. ............................................           800                 64,510
                                                                                                  -----------
                                                                                                   26,619,444
                                                                                                  -----------
SOAPS & TOILETRIES (2.5%)
Avon Products, Inc. ....................................................       260,000             11,505,000
Gillette Co. ...........................................................       267,400             12,918,763
Kao Corp. ..............................................................       290,000              6,552,946
Shiseido Co., Ltd. .....................................................       300,000              3,859,991
                                                                                                  -----------
                                                                                                   34,836,700
                                                                                                  -----------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
TOBACCO (4.5%)
Japan Tobacco, Inc. ................         1,040            $  10,413,824
Philip Morris Cos., Inc. ...........       480,400               25,701,400
Seita ..............................       236,000               14,777,708
Tabacalera SA--A ...................       515,000               12,972,840
                                                              -------------
                                                                 63,865,772
                                                              -------------
 TOTAL CONSUMER NONCYCLICALS (21.2%)                            298,144,549
                                                              -------------
CREDIT SENSITIVE
BANKS (9.8%)
Banco Bilbao Vizcaya SA ............       460,000                7,201,661
Bank of Scotland ...................     1,340,000               15,985,824
Bank of Tokyo-Mitsubishi Ltd. ......       500,000                5,183,872
BankAmerica Corp. ..................       297,100               17,863,137
Chase Manhattan Corp. ..............       318,976               21,710,304
Citigroup, Inc. ....................       549,699               27,210,100
ForeningsSparbanken AB .............       398,700               10,342,093
Royal Bank of Scotland PLC .........       697,000               11,133,074
Standard Chartered PLC .............       297,900                3,452,254
Tokai Bank .........................     1,180,000                5,583,695
UBS AG--Registered .................         6,000                1,846,154
Unicredito Italiano Spa ............     1,740,000               10,307,409
                                                              -------------
                                                                137,819,577
                                                              -------------
FINANCIAL SERVICES (5.5%)
Associates First Capital Corp.
  (Class A) ........................       438,000               18,560,250
CMIC Finance & Securities
  Public Co. Ltd.* .................       724,700                        0
Credit Saison Co. ..................       354,450                8,747,393
Daiwa Securities Co. Ltd. ..........     1,750,000                5,985,822
MBNA Corp. .........................       837,150               20,876,428
Morgan Stanley Dean Witter &
  Co. ..............................       156,300               11,097,300
Newcourt Credit Group, Inc. ........       200,000                6,961,613
Schwab (Charles) Corp. .............        99,700                5,601,894
                                                              -------------
                                                                 77,830,700
                                                              -------------
INSURANCE (4.3%)
American International
  Group, Inc. ......................       239,062               23,099,366
ING Groep N.V. .....................       270,000               16,462,538
SunAmerica, Inc. ...................        47,000                3,812,875
Zurich Allied AG ...................        23,500               17,425,811
                                                              -------------
                                                                 60,800,590
                                                              -------------
REAL ESTATE (0.0%)
Mandamus AB* .......................           485                    2,725
                                                              -------------
UTILITY--ELECTRIC (0.8%)
AES Corp.* .........................       240,000               11,370,000
                                                              -------------
UTILITY--TELEPHONE (2.5%)
Hellenic Telecommunication
  Organization SA ..................         5,838                  155,399
Telecom Italia Spa .................     1,670,000               14,240,702
Telecomunicacoes Brasileiras
  S.A.-Telebras (ADR)* .............       100,000                7,268,750
Telefonica de Espana ...............       300,000               13,319,730
Telefonica S.A.--Bonus Rights* .....         6,000                    5,319
                                                              -------------
                                                                 34,989,900
                                                              -------------
 TOTAL CREDIT SENSITIVE (22.9%)                                 322,813,492
                                                              -------------


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
ENERGY
OIL--INTERNATIONAL (1.7%)
ENI Spa ............................       840,000            $   5,486,544
Repsol SA ..........................       185,000                9,853,996
Total SA--B ........................        85,000                8,607,210
                                                              -------------
                                                                 23,947,750
                                                              -------------
OIL--SUPPLIES & CONSTRUCTION (1.2%)
BJ Services Co.* ...................       104,000                1,625,000
Halliburton Co. ....................       378,900               11,224,912
Noble Drilling Corp.* ..............       297,000                3,842,438
                                                              -------------
                                                                 16,692,350
                                                              -------------
 TOTAL ENERGY (2.9%) ...............                             40,640,100
                                                              -------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* ......................       256,000               15,584,000
Cisco Systems, Inc.* ...............       400,425               37,164,445
Intel Corp. ........................        32,000                3,794,000
Sanmina Corp.* .....................       226,000               14,125,000
Solectron Corp.* ...................       338,200               31,431,463
TDK Corp. ..........................        69,000                6,316,083
                                                              -------------
                                                                108,414,991
                                                              -------------
OFFICE EQUIPMENT (3.3%)
Canon, Inc. ........................       329,000                7,040,629
Compaq Computer Corp. ..............       457,000               19,165,438
Dell Computer Corp.* ...............       274,000               20,053,375
                                                              -------------
                                                                 46,259,442
                                                              -------------
OFFICE EQUIPMENT SERVICES (2.1%)
Microsoft Corp.* ...................       180,000               24,963,750
Misys PLC ..........................       728,000                5,302,353
                                                              -------------
                                                                 30,266,103
                                                              -------------
TELECOMMUNICATIONS (5.7%)
MCI WorldCom, Inc.* ................       500,097               35,881,960
Northern Telecommunications
  Ltd. .............................       125,000                6,265,625
NTT Mobile Communication
  Network, Inc. ....................           200                8,241,028
Tele-Communications TCI
  Ventures Group (Class A)* ........       885,350               20,861,059
Vodafone Group PLC .................       540,000                8,769,092
                                                              -------------
                                                                 80,018,764
                                                              -------------
 TOTAL TECHNOLOGY (18.8%) ..........                            264,959,300
                                                              -------------
DIVERSIFIED
MISCELLANEOUS (2.6%)
Tomkins PLC ........................     2,000,000                9,433,962
Tyco International Ltd. ............       254,984               19,235,356
U.S. Industries, Inc. ..............       395,000                7,356,875
                                                              -------------
 TOTAL DIVERSIFIED (2.6%) ..........                             36,026,193
                                                              -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (89.7%)
  (Cost $999,076,579)...............                          1,262,191,025
                                                              -------------

THE HUDSON RIVER TRUST
ALLIANCE GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                         NUMBER          VALUE
                                        OF SHARES       (NOTE 1)
                                      ------------   -------------
PREFERRED STOCKS:
BUSINESS SERVICES (0.5%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG ................      148,000      $ 7,086,949
                                                      -----------
CONSUMER CYCLICALS (0.4%)
RETAIL--GENERAL
Hornbach Holding AG ...............       87,449        5,221,227
                                                      -----------
CONSUMER NONCYCLICALS (0.2%)
SOAPS & TOILETRIES
Wella AG ..........................        3,130        2,629,463
                                                      -----------
TECHNOLOGY (1.9%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) ..............      228,000       27,723,355
                                                      -----------
TOTAL PREFERRED STOCKS (3.0%)
 (Cost $30,478,415) ...............                    42,660,994
                                                      -----------
                                      PRINCIPAL
                                        AMOUNT
                                      ---------
LONG-TERM DEBT SECURITIES:
CREDIT SENSITIVE (0.0%)
BANKS
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ...........    $ 165,700           16,741
                                                      -----------
TOTAL LONG-TERM DEBT SECURITIES (0.0%)
 (Amortized Cost $20,239) .........                        16,741
                                                      -----------


                                 PRINCIPAL          VALUE
                                  AMOUNT          (NOTE 1)
                              -------------- ------------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Bank
  4.77%, due 01/20/99 .......  $30,000,000     $   29,919,250
Federal Home Loan Mortgage
  Corp.:
 4.7%, due 01/04/99 .........   64,600,000         64,574,698
 5.1%, due 01/14/99 .........   20,000,000         19,963,311
                                               --------------
 TOTAL U.S. GOVERNMENT AGENCIES (8.1%)            114,457,259
                                               --------------
TOTAL SHORT-TERM DEBT SECURITIES (8.1%)
 (Amortized Cost $114,457,259)                    114,457,259
                                               --------------
TOTAL INVESTMENTS (100.8%)
 (Cost/Amortized Cost $1,144,032,492)           1,419,326,019
OTHER ASSETS
  LESS LIABILITIES (-0.8%) ..                     (11,123,246)
                                               --------------
NET ASSETS (100.0%) .........                  $1,408,202,773
                                               ==============


----------
*     Non-income producing.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $1,150,068 or 0.1% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt






                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
AUSTRALIA
Brambles Industries Ltd. ............         60,000           $1,461,406
Broken Hill Proprietary Co. Ltd.              30,000              220,939
E.R.G. Limited ......................      1,000,000              625,004
Hoyts Cinemas Group+ ................        450,000              377,760
Oil Search Ltd. .....................        400,000              404,414
Orogen Minerals Ltd. (GDR)+ .........         50,000              515,000
Powertel Ltd.* ......................        450,000              281,252
QCT Resources Ltd. ..................        185,000              111,091
Southern Pacific Petroleum ..........        250,000              249,695
                                                               ----------
  TOTAL AUSTRALIA (2.0%) ............                           4,246,561
                                                               ----------
AUSTRIA
Austria Tabakwerke AG ...............         24,400            1,870,760
Erste Bank Der Oesterreichischen
  Sparkassen AG .....................          5,470              292,732
KTM Motorradholding AG ..............         10,000              672,892
Mayr-Melnhof Karton AG+ .............         18,000              841,244
OMV AG ..............................          3,000              282,717
                                                               ----------
  TOTAL AUSTRIA (1.9%) ..............                           3,960,345
                                                               ----------
BELGIUM
Mobistar SA* ........................          8,000              401,504
Virgin Express Holdings PLC
  (ADR)* ............................         50,000              400,000
                                                               ----------
  TOTAL BELGIUM (0.4%) ..............                             801,504
                                                               ----------
BRAZIL (0.4%)
Cia Paranaense de Energia-Copel
  (ADR) .............................        115,000              819,375
                                                               ----------
CANADA
Boardwalk Equities, Inc.* ...........         40,000              439,818
Fracmaster Ltd.+ ....................        214,300              627,424
National Bank of Canada .............         50,000              806,766
Rofin-Sinar Technologies, Inc.* .....         35,000              328,125
Talisman Energy, Inc.* ..............         20,000              350,683
                                                               ----------
  TOTAL CANADA (1.2%) ...............                           2,552,816
                                                               ----------
CHILE (0.0%)
Enersis S.A. (ADR) ..................          1,000               25,812
                                                               ----------
DENMARK
Carli Gry International A/S .........         20,000            1,206,693
Coloplast A/S B .....................          7,000              831,707
Vestas Wind Systems A/S* ............          5,300              283,966
                                                               ----------
  TOTAL DENMARK (1.1%) ..............                           2,322,366
                                                               ----------
FINLAND
Amer Group Ltd.* ....................         33,900              350,372
Fortum Oyj* .........................         52,301              317,973
Helsinki Telephone Corp. ............         30,500            1,812,432
Kesko ...............................         28,000              417,341
Nokia Oyj (A Shares) ................          6,000              722,625
Orion-Yhtyma Oy (B Shares) ..........         56,000            1,344,277
Sampo Insurance Co. (A Shares)                25,000              948,725
                                                               ----------
  TOTAL FINLAND (2.8%) ..............                           5,913,745
                                                               ----------


                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
FRANCE
Accor SA ............................       5,500              $1,190,625
Banque Nationale de Paris ...........         700                  57,633
Bouygues Offshore SA (ADR) ..........      22,000                 233,750
Canal Plus ..........................       3,000                 818,499
Carrefour ...........................       1,000                 754,808
Cie de St. Gobain ...................         250                  35,289
Cie Generale de Geophysique
  SA (ADR)* .........................      68,000                 739,500
Essilor International ...............       4,000               1,574,381
France Telecom SA ...................      20,000               1,588,693
Lafarge SA ..........................       7,000                 664,997
Louis Dreyfus Citrus ................      23,000                 576,492
Michelin (CGDE), (Class B) ..........       7,000                 279,900
Moulinex* ...........................      25,000                 384,650
PSA Peugeot Citroen .................         200                  30,951
Sanofi SA ...........................      12,000               1,975,132
Schneider SA ........................      11,000                 667,144
Seita ...............................      18,000               1,127,113
Societe Generale ....................       3,000                 485,732
Suez Lyonnaise des Eaux .............       4,000                 821,540
Total SA-B ..........................       5,480                 554,912
Vivendi .............................       7,540               1,955,989
                                                               ----------
  TOTAL FRANCE (7.8%) ...............                          16,517,730
                                                               ----------
GERMANY
Allianz AG ..........................       1,500                 558,056
Apcoa Parking AG ....................         800                  56,646
Bayer AG ............................       4,500                 188,884
B.U.S. Berzelius Umwelt-Service
  AG ................................      25,200                 393,159
Deutsche Bank AG ....................       3,000                 176,922
SGL Carbon AG+ ......................       9,500                 575,187
                                                               ----------
  TOTAL GERMANY (0.9%) ..............                           1,948,854
                                                               ----------
GREECE
A.G. Petzetakis SA* .................     200,000               1,393,455
Hellenic Telecommunication
  Organization SA ...................      17,138                 456,197
                                                               ----------
  TOTAL GREECE (0.9%) ...............                           1,849,652
                                                               ----------
HONG KONG
Aeon Credit Service (Asia) Co.
  Ltd. ..............................     658,000                 135,893
Cheung Kong Holdings Ltd. ...........      50,000                 359,805
Guangdong Kelon Electrical
  Holdings Co. Ltd. .................     800,000                 712,511
HSBC Holdings PLC (H.K.$) ...........       9,200                 229,191
JCG Holdings Ltd. ...................     250,000                  80,674
VTech Holdings Ltd. .................      50,000                 218,142
                                                               ----------
  TOTAL HONG KONG (0.8%) ............                           1,736,216
                                                               ----------
HUNGARY (0.8%)
Magyar Tavkozlesi Rt (ADR) ..........      60,000               1,788,750
                                                               ----------
INDIA
Videsh Sanchar Nigam Ltd.
  (GDR)+ ............................       1,000                  12,250
Videsh Sanchar Nigam Ltd.
  (GDR) .............................      51,000                 573,750
                                                               ----------
  TOTAL INDIA (0.3%) ................                             586,000
                                                               ----------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
INDONESIA
Gulf Indonesia Resources Ltd.* .....         49,900           $ 324,350
PT Citatah .........................        377,500              33,031
PT Great River International .......      1,367,000              46,991
                                                              ---------
  TOTAL INDONESIA (0.2%) ...........                            404,372
                                                              ---------
IRELAND
Avonmore Waterford Group
  PLC ..............................        200,000             624,665
Bank of Ireland ....................         75,000           1,667,634
Crean (James) PLC--Units ...........         60,000              75,852
Fyffes PLC .........................        900,000           2,007,853
Green Property PLC .................        140,000             791,243
Irish Continental Group PLC ........         68,000             804,034
Irish Life PLC .....................        200,000           1,890,120
Marlborough International PLC*              111,400             356,223
Smurfit (Jefferson) Group ..........        200,000             359,389
Unidare PLC ........................        385,000           1,002,067
                                                              ---------
  TOTAL IRELAND (4.5%) .............                          9,579,080
                                                              ---------
ISRAEL (0.1%)
Home Centers Ltd. ..................         15,400             165,550
                                                              ---------
ITALY
Banca Commerciale Italiana .........         10,000              68,945
Banca Nazionale del Lavoro
  (BNL)* ...........................         14,000              39,117
Banca Nazionale del Lavoro
  (BNL)* ...........................        180,000             538,313
Fiat Spa ...........................         22,000              76,371
Finmeccanica Spa* ..................        408,000             417,746
Gildemeister Italiana Spa ..........         46,300             168,287
Industrie Natuzzi Spa (ADR) ........         20,000             497,500
Mediolanum Spa .....................        200,000           1,481,705
Seat Pagine Gialle Spa* ............      4,000,000           3,773,813
Telecom Italia Spa .................         40,000             341,095
Telecom Italia Spa .................        130,800             822,691
Unicredito Italiano Spa ............         23,400             138,617
Unione Immobiliare Spa* ............         22,500              11,730
Zucchini Spa .......................         60,000             395,525
                                                              ---------
  TOTAL ITALY (4.1%) ...............                          8,771,455
                                                              ---------
JAPAN
Aiful Corp. ........................         25,100           1,525,795
Aiwa Co. Ltd. ......................         16,000             422,508
Akita Bank .........................         21,000              89,880
Asahi Diamond Industry Co.
  Ltd. .............................         11,000              54,781
Bank of Tokyo-Mitsubishi Ltd. ......         70,000             725,742
Canon, Inc. ........................         14,000             299,601
Credit Saison Co. ..................         30,000             740,363
Dai-Ichi Kangyo Bank Ltd. ..........         54,000             288,064
Daibiru Corp. ......................         14,000              89,322
Daito Trust Construction Co.
  Ltd. .............................         42,100             365,227
Data Communication System Co.                16,700             341,103
DDI Corp. ..........................             78             290,297
Familymart Co. .....................         15,100             754,665
Fanuc Ltd. .........................            900              30,864
Fuji Photo Film Co. ................         42,000           1,563,137
Fuji Soft ABC, Inc. ................         14,000             713,336
Fujikura Ltd. ......................        104,000             558,476
Fujimi, Inc. .......................         17,300             600,939
Home Wide Corp. ....................         15,000              59,149
Honda Motor Co. Ltd. ...............         26,000             854,763
Ishihara Sangyo Kaisha Ltd.* .......         10,000              16,393


                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
Japan Airport Terminal Co. Ltd.           64,000              $ 394,152
Japan Tobacco, Inc. ................          90                901,196
Kaneshita Construction .............      12,000                 65,928
Kao Corp. ..........................      76,000              1,717,324
Keyence Corp. ......................       8,600              1,059,282
Kikuchi Co. Ltd. ...................      10,000                 37,218
King Co. ...........................      32,000                 42,534
Koa Fire & Marine Insurance
  Co. Ltd. .........................       8,000                 24,883
Meitec Corp. .......................      28,300                707,187
Mercian Corp. ......................      53,000                216,509
Micronics Japan Co. Ltd. ...........      18,000                263,181
Minebea Co. Ltd. ...................      35,000                401,329
Mitsubishi Trust & Banking
  Corp. ............................      20,000                128,844
Mitsui Home Co. Ltd. ...............      16,000                 73,726
Murata Manufacturing Co., Ltd. .....       7,000                290,917
Nanno Construction Co. Ltd. ........      12,000                 13,398
NGK Spark Plug Co. .................      24,000                244,785
Nichiei Co. Ltd. ...................      14,500              1,156,402
Nichiha Corp. ......................      33,500                306,057
Nikon Corp. ........................      56,000                545,857
Nintendo Co. Ltd. ..................      15,400              1,494,284
Nippon Broadcasting System .........      18,000                720,957
Nippon Denwa Shisetsu ..............       4,000                 13,824
Nippon Paper Industries Co. ........      14,000                 63,766
Nippon System Development ..........      33,200              1,029,685
Nippon Telegraph & Telephone
  Corp. ............................         206              1,591,777
Nippon Television Network
  Corp. ............................         820                241,967
Nireco .............................       8,000                 23,748
Nitta Corp. ........................      31,000                176,907
Nitto Kohki Co. Ltd. ...............      18,700                154,107
Nomura Securities Co. ..............       8,000                 69,827
Noritsu Koki Co. Ltd. ..............       9,700                210,589
Oie Sangyo Co. Ltd. ................      13,000                 55,295
Oriental Construction Co. ..........       1,800                  6,922
Paris Miki, Inc. ...................      21,400                493,044
PS Corp. ...........................      18,900                 72,016
Ricoh Elemex Corp. .................       7,000                 54,400
Rohm Co. Ltd. ......................      12,000              1,094,196
Sankyo Co. Ltd. ....................      45,000                984,936
Santen Pharmaceutical Co. Ltd. .....      48,000                922,995
Sanyo Engineering &
  Construction Co. .................       9,000                 33,017
Sanyo Pax Co. Ltd. .................      24,000                165,884
Sanyo Shinpan Finance Co. Ltd. .....       4,600                167,125
Sato Corp. .........................      44,900                795,747
Seven-Eleven Japan Co. Ltd. ........       5,600                451,573
SHIMANO, INC. ......................      33,000                852,415
Shizuoka Bank Ltd. .................      36,000                445,016
SMC Corp. ..........................       8,400                671,405
Sodick Co.* ........................      88,000                187,151
Sony Corp. .........................      12,600                918,901
Sumitomo Metal Industries ..........     171,000                195,472
Sumitomo Realty &
  Development Co. Ltd. .............     104,000                338,219
Takefuji Corp. .....................          60                  4,386
Takihyo Co. Ltd. ...................       2,000                 10,084
TDK Corp. ..........................       4,000                366,150
Toda Corp. .........................       9,000                 43,624
Toho Bank ..........................      39,000                161,737
Toho Titanium ......................      37,000                203,607

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
Tokyo Broadcasting System, Inc.           69,000               $    772,238
Tokyo Cathode Laboratory Co. ........      8,200                     55,514
Toso Co. Ltd. .......................     18,000                     59,814
Yamaichi Electronics Co. Ltd. .......     12,000                    194,595
Yamanouchi Pharmaceutical Co.
  Ltd. ..............................     17,000                    548,339
Yokogawa Electric Corp. .............     46,000                    228,268
                                                               ------------
  TOTAL JAPAN (17.1%) ...............                            36,320,637
                                                               ------------
MALAYSIA**
Guinness Anchor BHD+ ................     30,000                     21,105
Kumpulan Guthrie BHD+ ...............     26,000                     11,731
Lingkaran Trans Kota Holdings
  BHD+ ..............................    130,000                     76,133
Malayan Banking BHD+ ................     48,000                     68,066
Metacorp BHD+ .......................     90,000                     48,066
Pernas International Hotels
  Holdings BHD+ .....................    280,000                     50,018
Resorts World BHD+ ..................     20,000                     16,133
RJ Reynolds BHD+ ....................     60,000                     47,514
Sime Darby BHD+ .....................    134,000                    107,595
Star Publications BHD+ ..............     25,000                     24,862
Talam Corp. BHD+ ....................    200,000                     39,411
Tanjong PLC+ ........................    100,000                     99,447
UMW Holdings BHD+ ...................    150,000                    110,497
                                                               ------------
  TOTAL MALAYSIA (0.3%) .............                               720,578
                                                               ------------
MEXICO
Elamex S.A. de C.V.* ................     10,000                     36,250
Fomento Economico Mexico
  ADR ...............................     20,000                    532,500
Grupo Electra, S.A. de C.V. .........    500,000                    251,566
Grupo Industrial Saltillo SA
  (B Shares) ........................    236,000                    588,927
Grupo Televisa S.A. (GDR)* ..........     40,000                    987,500
Industrias CH S.A. (B Shares)* ......    120,000                    213,861
Kimberly-Clark de Mexico, S.A.
  de CV .............................     30,000                    473,976
Panamerican Beverages, Inc. .........      8,000                    174,500
Sanluis Corporacion S.A. de C.V.          28,000                     40,453
                                                               ------------
  TOTAL MEXICO (1.6%) ...............                             3,299,533
                                                               ------------
NETHERLANDS
Aegon N.V. ..........................     13,000                  1,596,358
Akzo Nobel N.V. .....................     23,000                  1,047,180
ASR Verzekeringsgroep N.V. ..........     21,400                  1,937,270
Content Beheer N.V.+ ................     30,000                    512,807
Elsevier N.V. .......................     40,000                    560,200
Fortis Amev N.V. ....................     15,000                  1,242,878
Fugro N.V. ..........................     30,000                    702,913
Hagemeyer N.V. ......................     12,000                    438,362
Hunter Douglas N.V. .................      6,000                    198,733
IHC Caland N.V. .....................     15,000                    623,036
ING Groep N.V. ......................     24,000                  1,463,337
KLM .................................     12,400                    375,057
Koninklijke Ahold NV ................     15,000                    554,343
Koninklijke Nedlloyd Groep N.V.            2,250                     30,553
Koninklijke Numico N.V.+ ............      8,000                    381,277
Koninklijke Philips Electronics
  N.V. ..............................     10,000                    670,962
Nutreco Holding N.V. ................     20,000                    788,114
Royal Dutch Petroleum Co. ...........      9,948                    495,307
Unique International N.V. ...........     10,000                    228,979
Vedior N.V. .........................     30,000                    591,086
                                                               ------------
  TOTAL NETHERLANDS (6.8%) ..........                            14,438,752
                                                               ------------


                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
NEW ZEALAND
Restaurant Brands New Zealand
  Ltd.+ .............................   312,500                $    177,710
Warehouse Group Ltd. ................    84,300                     272,986
                                                               ------------
  TOTAL NEW ZEALAND (0.2%) ..........                               450,696
                                                               ------------
NORWAY
Choice Hotels Scandinavia ASA+          472,500                     665,169
Frontline Ltd.* .....................    97,905                     186,775
Frontline Ltd.--Warrants
  (expire 05/11/01)* ................    57,060                           0
Navia ASA* ..........................    88,000                     193,351
Norsk Hydro ASA .....................     1,100                      37,194
Schibsted ASA .......................    25,000                     315,760
Sparebanken NOR .....................    12,000                     233,663
                                                               ------------
  TOTAL NORWAY (0.8%) ...............                             1,631,912
                                                               ------------
PERU (0.3%)
Telefonica del Peru S.A. (ADR) ......    54,000                     685,125
                                                               ------------
POLAND (0.4%)
Telekomunikacja Polska S.A.
  (GDR)* ............................   155,000                     790,500
                                                               ------------
PORTUGAL
BPI-SGPS, SA ........................    21,400                     726,563
Cia de Seguros Imperio SA* ..........   134,000                   1,092,227
Electricidade de Portugal SA ........    40,000                     881,076
Telecel Comunicacoes Pessoais
  SA+ ...............................    12,200                   2,494,975
                                                               ------------
  TOTAL PORTUGAL (2.4%) .............                             5,194,841
                                                               ------------
RUSSIA (0.2%)
Global TeleSystems Group, Inc.*           8,000                     446,000
                                                               ------------
SINGAPORE
City Developments Ltd. ..............    43,000                     186,333
GP Batteries International Ltd. .....   140,000                     298,667
Great Eastern Life Assurance
  Co. ...............................     7,000                      38,182
Singapore Land Ltd. .................    70,000                     155,273
Singapore Press Holdings Ltd. .......    30,000                     325,454
United Overseas Bank Ltd. ...........    40,000                     256,970
                                                               ------------
  TOTAL SINGAPORE (0.6%) ............                             1,260,879
                                                               ------------
SOUTH KOREA (0.1%)
SK Telecom Co. Ltd. (ADR) ...........    30,000                     305,625
                                                               ------------
SPAIN
Aldeasa SA ..........................    32,000                   1,256,403
Bancaria de Espana SA ...............    10,000                     258,584
Banco Bilbao Vizcaya SA .............    14,643                     229,248
Banco Central Hispanoamericano
  SA ................................    42,000                     497,959
Banco Central Hispanoamericano
  SA ................................    48,000                     569,097
Banco Santander SA ..................     6,936                     137,627
Catalana Occidente SA+ ..............    43,200                   1,124,683
Corporacion Mapfre ..................    34,000                     921,053
Gas Y Electridad SA (Series 2) ......    14,000                   1,388,967
Hidroelectrica del Cantabrico .......     3,372                     186,490
Portland Valderrivas SA .............    10,800                     440,754
Repsol SA ...........................    10,000                     532,648
Sociedad General de Aguas
  de Barcelona SA--Rights* ..........     6,060                           0
Tabacalera SA--A ....................    90,000                   2,267,098
Telefonica de Espana ................    20,000                     887,982
Telefonica S.A.--Bonus Rights* ......       400                         355

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   -----------------
TelePizza SA* .....................     40,000               $    379,961
                                                             ------------
  TOTAL SPAIN (5.2%) ..............                            11,078,909
                                                             ------------
SWEDEN
Asticus AB* .......................     40,000                    392,799
Astra AB (A Shares) ...............     20,001                    408,877
Autoliv, Inc.+ ....................     13,700                    492,443
Castellum AB ......................     68,900                    748,936
Dahl International AB+ ............     30,000                    296,452
Ericsson LM (ADR) .................     12,800                    305,148
ForeningsSparbanken AB ............     40,000                  1,037,581
Frontec AB (B Shares)* ............    134,000                    574,351
Karlshamns AB+ ....................     33,367                    247,293
NetCom Systems AB
  (B Shares)*+ ....................      6,000                    244,573
Scandic Hotels AB+ ................     30,000                  1,104,283
Skandia Forsakrings AB ............     24,000                    367,600
Skandinaviska Enskilda Banken
  (Series A) ......................     84,700                    894,525
Swedish Match AB ..................    300,000                  1,093,166
                                                             ------------
  TOTAL SWEDEN (3.9%) .............                             8,208,027
                                                             ------------
SWITZERLAND
Barry Callebaut AG ................      6,800                  1,546,919
Ciba Specialty Chemicals AG .......      4,000                    335,399
Gretag Imaging Group* .............     14,000                  1,204,521
Mettler-Toledo International,
  Inc.* ...........................     76,500                  2,146,781
Nestle SA .........................        400                    872,038
Novartis AG .......................        380                    748,086
Roche Holding AG
  Genussscheine ...................         60                    733,212
Swisscom AG* ......................      6,000                  2,515,494
Tag Heuer International SA
  (ADR) ...........................     35,000                    249,375
UBS AG-Registered .................      1,000                    307,692
                                                             ------------
  TOTAL SWITZERLAND (5.0%) ........                            10,659,517
                                                             ------------
THAILAND
CMIC Finance & Securities
  Public Co. Ltd.* ................     51,000                          0
Nation Multimedia Group Public
  Co. Ltd.* .......................    130,000                     41,128
Thai Engine Manufacturing
  Public Co. Ltd.* ................     70,000                     17,524
                                                             ------------
  TOTAL THAILAND (0.0%) ...........                                58,652
                                                             ------------
UNITED KINGDOM
Amvescap PLC ......................     80,000                    620,612
BAA PLC ...........................     13,300                    155,235
Bank of Scotland ..................     70,000                    835,080
Barclays PLC ......................     36,000                    776,280
BG PLC ............................     22,077                    139,308
Bodycote International PLC ........     80,000                  1,094,806
BPB PLC ...........................    100,000                    378,107
British Aerospace PLC .............     90,000                    762,953
British Airways PLC ...............     38,000                    256,223
British Energy PLC ................     60,000                    686,333
British Petroleum Co. PLC .........     29,367                    438,536
British Sky Broadcasting Group
  PLC .............................      8,097                     61,500
British Telecommunications PLC          35,150                    529,572
Cadbury Schweppes PLC .............      5,961                    101,661
CGU PLC ...........................      6,381                     99,906
Compass Group PLC .................    170,000                  1,947,439



                                             NUMBER                VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   -----------------
Cordiant Communications Group
  PLC .............................   200,000                $    349,406
Diageo PLC ........................    90,000                   1,024,259
Dixons Group PLC ..................   100,000                   1,406,775
EMI Group PLC .....................    50,000                     334,432
Energis PLC* ......................    55,000                   1,226,249
Filtronic Comtek PLC ..............   211,000                   2,123,973
FKI PLC ...........................   150,000                     334,432
Garban PLC* .......................     2,590                       9,868
GKN PLC ...........................     4,178                      55,438
Glaxo Wellcome PLC ................    23,220                     798,958
Great Universal Stores PLC ........     3,970                      41,845
Harvey Nichols PLC+ ...............    40,000                      93,175
House of Fraser PLC ...............   130,000                     114,638
HSBC Holdings PLC .................    10,000                     252,903
Imperial Tobacco Group PLC ........    30,000                     321,454
Johnson Matthey PLC ...............   100,000                     675,518
Kingfisher PLC ....................     8,168                      88,404
Ladbroke Group PLC ................   180,000                     723,270
Land Securities PLC ...............     3,207                      41,300
Legal & General Group PLC .........     7,475                      97,072
Lloyds TSB Group PLC ..............    34,379                     489,069
LucasVarity PLC ...................   100,000                     333,600
Marks & Spencer PLC ...............    17,109                     117,354
MEPC PLC ..........................    57,826                     384,852
Misys PLC .........................   180,000                   1,311,021
National Grid Group PLC ...........   100,000                     798,226
National Power PLC ................    70,000                     603,308
Orange PLC* .......................   120,000                   1,394,629
Peninsular & Oriental Steam
  Navigation Co. ..................     3,314                      39,177
Powerscreen International PLC .....   160,000                     300,822
Prudential Corp. PLC ..............     8,019                     121,082
Randgold Resources Ltd.
  (GDR)*+ .........................    30,300                      75,750
Reed International PLC ............   100,000                     782,004
Rentokil Initial PLC ..............   140,000                   1,055,206
Senior Engineering Group PLC ......   180,000                     344,415
Siebe PLC .........................   120,000                     473,196
Smith (W.H.) Group PLC ............    54,000                     428,571
Thistle Hotels PLC ................    87,719                     159,086
Thomson Travel Group PLC ..........   180,000                     491,165
United News & Media PLC ...........   110,000                     964,527
Vodafone Group PLC ................    86,100                   1,398,183
WPP Group PLC .....................   200,000                   1,217,098
Yule Catto & Company PLC ..........   162,079                     660,699
                                                             ------------
  TOTAL UNITED KINGDOM (15.5%)                                 32,939,960
                                                             ------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (90.6%)
 (Cost $188,534,746) ..............                           192,480,326
                                                             ------------
PREFERRED STOCKS:
AUSTRALIA (0.1%)
Village Roadshow Ltd. .............   145,000                     181,252
                                                             ------------
AUSTRIA (0.3%)
Bank Austria AG ...................    13,975                     710,579
                                                             ------------
FINLAND (0.7%)
Nokia Oyj (A Shares) ..............    12,000                   1,459,124
                                                             ------------
GERMANY (0.5%)
ProSieben Media AG ................    21,000                   1,005,581
                                                             ------------
TOTAL PREFERRED STOCKS (1.6%)
 (Cost $2,831,114) ................                             3,356,536
                                                             ------------

THE HUDSON RIVER TRUST
ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                           PRINCIPAL          VALUE
                                             AMOUNT          (NOTE 1)
                                         -------------   ---------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.5%)
Federal Home Loan Mortgage
  Corp.
 4.7%, due 01/04/99 ..................   $7,400,000       $  7,397,102
                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES (3.5%)
 (Amortized Cost $7,397,102) .........                       7,397,102
                                                          ------------
TOTAL INVESTMENTS (95.7%)
 (Cost/Amortized Cost
  $198,762,962) ......................                     203,233,964
OTHER ASSETS
  LESS LIABILITIES (4.3%) ............                       9,076,004
                                                          ------------
NET ASSETS (100.0%) ..................                    $212,309,968
                                                          ============

--------------------------------------
MARKET SECTOR DIVERSIFICATION

As a Percentage of Total Equity Investments


Basic Materials .................       3.5%
Business Services ...............       9.3
Capital Goods ...................       7.6
Consumer Cyclicals ..............      17.6
Consumer Non-Cyclicals ..........      15.0
Credit Sensitive ................      27.6
Diversified .....................       1.9
Energy ..........................       3.0
Technology ......................      14.5
                                      -----
                                      100.0%
                                      =====






----------
*     Non-income producing.
**    Fair value securities.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $11,580,033 or 5.5% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt



                      See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (10.3%)
CBS Corp. ..............................................................     1,860,300           $  60,924,825
Comcast Corp. (Class A) SPL ............................................     3,692,800             216,721,200
Infinity Broadcasting Corp.
  (Class A)* ...........................................................     2,100,300              57,495,713
King World Productions, Inc.* ..........................................     1,020,000              30,026,250
USA Networks, Inc.* ....................................................     2,934,600              97,208,625
                                                                                                 -------------
                                                                                                   462,376,613
                                                                                                 -------------
PROFESSIONAL SERVICES (1.3%)
Century Business Services, Inc.* .......................................     1,579,600              22,706,750
Young & Rubicam Inc.* ..................................................     1,186,800              38,422,650
                                                                                                 -------------
                                                                                                    61,129,400
                                                                                                 -------------
TRUCKING, SHIPPING (1.1%)
Teekay Shipping Corp.+ .................................................     2,629,300              49,463,706
                                                                                                 -------------
  TOTAL BUSINESS SERVICES (12.7%)                                                                  572,969,719
                                                                                                 -------------
CAPITAL GOODS (1.9%)
MACHINERY
United Rentals, Inc.* ..................................................     2,569,300              85,108,062
                                                                                                 -------------
CONSUMER CYCLICALS
AIRLINES (4.4%)
Continental Airlines, Inc.
  (Class B)*+ ..........................................................     4,431,900             148,468,650
Northwest Airlines Corp.
  (Class A)* ...........................................................     1,966,500              50,268,656
                                                                                                 -------------
                                                                                                   198,737,306
                                                                                                 -------------
APPAREL, TEXTILE (6.8%)
Mohawk Industries, Inc.*+ ..............................................     3,766,800             158,441,025
Tommy Hilfiger Corp.*+ .................................................     1,597,300              95,838,000
UNIFI, Inc. ............................................................     2,592,100              50,707,956
                                                                                                 -------------
                                                                                                   304,986,981
                                                                                                 -------------
AUTO RELATED (6.3%)
Circuit City Stores, Inc.- CarMax
  Group*+ ..............................................................     6,359,700              34,580,869
Federal-Mogul Corp. ....................................................       510,000              30,345,000
Hertz Corp. (Class A) ..................................................     1,709,700              78,005,063
Republic Industries, Inc.* .............................................     9,491,100             139,993,725
                                                                                                 -------------
                                                                                                   282,924,657
                                                                                                 -------------
FOOD SERVICES, LODGING (2.7%)
Extended Stay America, Inc.* ...........................................     2,040,000              21,420,000
Florida Panthers Holdings, Inc.*+                                            2,501,200              23,292,425
MeriStar Hospitality Corp. .............................................     2,032,300              37,724,569
Starbucks Corp.* .......................................................       668,900              37,542,012
                                                                                                 -------------
                                                                                                   119,979,006
                                                                                                 -------------
HOUSEHOLD FURNITURE,
  APPLIANCES (1.7%)
Industrie Natuzzi Spa (ADR) ............................................     3,047,600              75,809,050
                                                                                                 -------------
LEISURE RELATED (6.5%)
Callaway Golf Co. ......................................................     1,283,100              13,151,775
Mattel, Inc. ...........................................................       554,200              12,642,687
Premier Parks, Inc.*+ ..................................................     5,366,200             162,327,550
Royal Caribbean Cruises Ltd. ...........................................     2,872,700             106,289,900
                                                                                                 -------------
                                                                                                   294,411,912
                                                                                                 -------------



                                                                                  NUMBER                VALUE
                                                                                OF SHARES              (NOTE 1)
                                                                           -------------------   -------------------
RETAIL--GENERAL (9.3%)
Bed Bath & Beyond Inc.* ................................................       955,400           $  32,603,025
Gucci Group N.V. (New York
  Registered Shares) ...................................................       631,700              30,716,413
Ross Stores, Inc. ......................................................       981,700              38,654,438
Saks Inc.* .............................................................     2,402,100              75,816,281
Tiffany & Co.+ .........................................................     2,550,900             132,327,937
TJX Cos., Inc. .........................................................     1,646,100              47,736,900
Venator Group, Inc.*+ ..................................................     9,511,600              61,230,925
                                                                                                 -------------
                                                                                                   419,085,919
                                                                                                 -------------
  TOTAL CONSUMER CYCLICALS (37.7%)
                                                                                                 1,695,934,831
                                                                                                 -------------
CONSUMER NONCYCLICALS
DRUGS (1.1%)
MedImmune, Inc.*+ ......................................................       476,500              47,381,969
                                                                                                 -------------
HOSPITAL SUPPLIES & SERVICES (7.6%)
Biomet, Inc. ...........................................................       302,750              12,185,687
Columbia/HCA Healthcare Corp.                                                3,015,700              74,638,575
Guidant Corp. ..........................................................       314,500              34,673,625
Health Management Associates,
  Inc. (Class A)* ......................................................     1,346,200              29,111,575
HEALTHSOUTH Corp.* .....................................................    10,919,700             168,572,869
St. Jude Medical, Inc.* ................................................       872,800              24,165,650
                                                                                                 -------------
                                                                                                   343,347,981
                                                                                                 -------------
RETAIL--FOOD (0.8%)
Whole Foods Market, Inc.* ..............................................       750,800              36,319,950
                                                                                                 -------------
  TOTAL CONSUMER NONCYCLICALS (9.5%)
                                                                                                   427,049,900
                                                                                                 -------------
CREDIT SENSITIVE
BANKS (1.4%)
GreenPoint Financial Corp. .............................................     1,760,000              61,820,000
                                                                                                 -------------
FINANCIAL SERVICES (4.9%)
Capital One Financial Corp. ............................................       382,000              43,930,000
Edwards (A.G.), Inc. ...................................................     1,224,000              45,594,000
Merrill Lynch & Co., Inc. ..............................................       784,500              52,365,375
Newcourt Credit Group, Inc. ............................................     1,020,000              35,636,250
Paine Webber Group, Inc. ...............................................     1,122,000              43,337,250
                                                                                                 -------------
                                                                                                   220,862,875
                                                                                                 -------------
INSURANCE (6.4%)
Ace Ltd. ...............................................................       886,800              30,539,175
AFLAC, Inc. ............................................................     1,122,000              49,368,000
CNA Financial Corp.* ...................................................     5,140,200             206,893,050
                                                                                                 -------------
                                                                                                   286,800,225
                                                                                                 -------------
REAL ESTATE (4.7%)
Boston Properties, Inc. ................................................     1,802,700              54,982,350
Crescent Real Estate Equities
  Co. ..................................................................     1,956,700              45,004,100
Equity Office Properties Trust .........................................     1,788,900              42,933,600
Vornado Realty Trust ...................................................     2,109,900              71,209,125
                                                                                                 -------------
                                                                                                   214,129,175
                                                                                                 -------------
  TOTAL CREDIT SENSITIVE (17.4%).                                                                  783,612,275
                                                                                                 -------------
ENERGY
OIL--SUPPLIES & CONSTRUCTION (1.0%)
Diamond Offshore Drilling, Inc. ........................................     1,919,700              45,472,894
                                                                                                 -------------
RAILROADS (1.1%)
Kansas City Southern Industries,
  Inc. .................................................................     1,027,100              50,520,481
                                                                                                 -------------
  TOTAL ENERGY (2.1%) ..................................................                            95,993,375
                                                                                                 -------------

THE HUDSON RIVER TRUST
ALLIANCE AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                         NUMBER           VALUE
                                       OF SHARES        (NOTE 1)
                                      -----------   ----------------
TECHNOLOGY
ELECTRONICS (7.7%)
Altera Corp.* .....................      705,000     $   42,916,875
Citrix Systems, Inc.* .............      307,900         29,885,544
Keane, Inc.* ......................      567,500         22,664,531
Network Associates, Inc.* .........    1,062,700         70,403,875
Parametric Technology Corp.* ......    1,742,600         28,317,250
Sanmina Corp.* ....................      918,900         57,431,250
Seagate Technology, Inc.* .........      557,500         16,864,375
Sterling Commerce, Inc.* ..........      846,300         38,083,500
Synopsys, Inc.* ...................      788,100         42,754,425
                                                     --------------
                                                        349,321,625
                                                     --------------
OFFICE EQUIPMENT SERVICES (2.0%)
Cadence Design Systems, Inc.* .....      770,700         22,928,325
Comverse Technology, Inc.*+ .......      930,300         66,051,300
                                                     --------------
                                                         88,979,625
                                                     --------------
TELECOMMUNICATIONS (5.5%)
Amdocs Ltd.* ......................      832,500         14,256,563
American Satellite Network--
  Warrants (expire 07/01/99)* .....       49,450                  0
Global TeleSystems Group, Inc.*.       1,016,300         56,658,725
Millicom International
  Cellular SA*+ ...................    2,459,700         85,782,037
Nextel Communications, Inc.
  (Class A)* ......................    1,964,000         46,399,500
WinStar Communications, Inc.* .....    1,105,600         43,118,400
                                                     --------------
                                                        246,215,225
                                                     --------------
  TOTAL TECHNOLOGY (15.2%) ........                     684,516,475
                                                     --------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (96.5%)
  (Cost $4,017,808,737) ...........                   4,345,184,637
                                                     --------------


                                         PRINCIPAL          VALUE
                                          AMOUNT          (NOTE 1)
                                      -------------- ------------------
SHORT-TERM DEBT SECURITIES:
BANKERS' ACCEPTANCE (0.9%)
Chase Manhattan Corp.
  5.11%, due 02/19/99 ...............  $ 40,000,000    $   39,723,967
                                                       --------------
COMMERCIAL PAPER
Household Finance Corp.
  6.06%, due 01/08/99 ...............    30,000,000        29,964,708
Pfizer Inc.
  5.25%, due 02/12/99 ...............    25,000,000        24,847,750
                                                       --------------
  TOTAL COMMERCIAL PAPER (1.2%)                            54,812,458
                                                       --------------
TIME DEPOSITS
Chase Manhattan Corp.
  4.5%, due 01/04/99 ................    95,800,000        95,800,000
First National Bank of Chicago
  4.875%, due 01/04/99 ..............   100,000,000       100,000,000
                                                       --------------
  TOTAL TIME DEPOSITS (4.4%) ........                     195,800,000
                                                       --------------
TOTAL SHORT-TERM DEBT SECURITIES (6.5%)
  (Amortized Cost $290,336,425).                          290,336,425
                                                       --------------
TOTAL INVESTMENTS (103.0%)
  (Cost/Amortized Cost $4,308,145,162)                  4,635,521,062
OTHER ASSETS
  LESS LIABILITIES (--3.0%) .........                    (134,832,027)
                                                       --------------
NET ASSETS (100.0%) .................                  $4,500,689,035
                                                       ==============

----------
 *  Non-income producing.

+ Affiliated company as defined under the Investment Company Act of 1940 (See Note 6).

    Glossary:
    ADR--American Depository Receipt





                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICAL--SPECIALTY (0.6%)
Crompton & Knowles Corp. ............     87,200               $  1,803,950
                                                               ------------
METALS & MINING (1.6%)
Bethlehem Steel Corp.* ..............    303,900                  2,545,162
Gibraltar Steel Corp.* ..............    111,300                  2,532,075
                                                               ------------
                                                                  5,077,237
                                                               ------------
STEEL (0.7%)
WHX Corp.* ..........................    211,800                  2,131,238
                                                               ------------
 TOTAL BASIC MATERIALS (2.9%) ... ...                             9,012,425
                                                               ------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
Superior Services, Inc.* ............     76,400                  1,532,775
                                                               ------------
PRINTING, PUBLISHING &
  BROADCASTING (2.6%)
Mail-Well, Inc.* ....................     76,000                    869,250
Sinclair Broadcast Group, Inc.* .....    202,700                  3,965,319
Young Broadcasting, Inc.
  (Class A)* ........................     72,500                  3,035,937
                                                               ------------
                                                                  7,870,506
                                                               ------------
PROFESSIONAL SERVICES (18.7%)
Building One Services Corp.* ........    212,900                  4,444,287
Carematrix Corp.* ...................    210,400                  6,443,500
Cornell Corrections, Inc.* ..........    156,500                  2,973,500
Data Processing Resources
  Corp.* ............................    188,800                  5,522,400
DoubleClick, Inc.* ..................      8,300                    378,169
Equity Corp. International* .........    102,400                  2,720,000
Global Imaging Systems, Inc.* .......    154,400                  3,744,200
Ha-Lo Industries, Inc.* .............    184,700                  6,949,337
ITT Educational Services, Inc.* .....     51,300                  1,744,200
Metamor Worldwide, Inc.* ............    274,100                  6,852,500
Preview Travel, Inc.* ...............     88,900                  1,639,094
Preview Travel, Inc.--Rights
  (expire 10/28/08)* ................     99,400                          0
Sykes Enterprises, Inc.* ............    114,200                  3,483,100
Sylvan Learning Systems, Inc.* ......     84,050                  2,563,525
TeleTech Holdings, Inc.* ............    247,400                  2,535,850
Tier Technologies, Inc. (Class B)*       155,100                  2,675,475
True North Communications,
  Inc. ..............................    130,000                  3,493,750
True North Communications, Inc.
  --Rights (expire 11/30/08)* .......    125,100                          0
                                                               ------------
                                                                 58,162,887
                                                               ------------
TRUCKING, SHIPPING (0.6%)
Knightsbridge Tankers Ltd. ..........     42,100                    876,206
OMI Corp.* ..........................    328,600                  1,067,950
                                                               ------------
                                                                  1,944,156
                                                               ------------
  TOTAL BUSINESS SERVICES (22.4%)                                69,510,324
                                                               ------------
CAPITAL GOODS
MACHINERY (1.3%)
PRI Automation, Inc.* ...............    13,700                     356,200
Rental Service Corp.* ...............    53,000                     831,437
United Rentals, Inc.* ...............    91,400                   3,027,625
                                                               ------------
 TOTAL CAPITAL GOODS (1.3%) ..... ...                             4,215,262
                                                               ------------
CONSUMER CYCLICALS
AIRLINES (2.8%)
Alaska Air Group, Inc.* .............    76,600                   3,389,550
Atlantic Coast Airlines
  Holdings* .........................   129,000                   3,225,000
Mesa Air Group, Inc.* ...............   259,000                   2,023,438
                                                               ------------
                                                                  8,637,988
                                                               ------------



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
APPAREL, TEXTILE (4.7%)
Mohawk Industries, Inc.* ............   193,100                $  8,122,269
Stage Stores, Inc.* .................   209,100                   1,960,312
Stage Stores, Inc.--Rights
  (expire 11/10/08)* ................   195,700                           0
Tommy Hilfiger Corp.* ...............    56,600                   3,396,000
Wolverine World Wide, Inc. ..........    94,500                   1,252,125
                                                               ------------
                                                                 14,730,706
                                                               ------------
AUTO RELATED (2.1%)
Avis Rent A Car, Inc.* ..............    81,200                   1,964,025
Budget Group, Inc. (Class A)* .......   195,000                   3,095,625
Dollar Thrifty Automotive
  Group, Inc.* ......................   113,200                   1,457,450
                                                               ------------
                                                                  6,517,100
                                                               ------------
FOOD SERVICES, LODGING (3.1%)
CKE Restaurants, Inc. ...............   107,250                   3,157,172
Innkeepers USA Trust ................   250,900                   2,963,756
MeriStar Hospitality Corp. ..........   189,853                   3,524,147
                                                               ------------
                                                                  9,645,075
                                                               ------------
HOUSEHOLD FURNITURE, APPLIANCES (2.2%)
Furniture Brands International,
  Inc.* .............................   144,100                   3,926,725
Industrie Natuzzi Spa (ADR) .........   123,000                   3,059,625
                                                               ------------
                                                                  6,986,350
                                                               ------------
LEISURE RELATED (5.1%)
Bally Total Fitness Holding
  Corp.* ............................   159,300                   3,962,587
Interplay Entertainment Corp.* ......   105,900                     188,634
Premier Parks, Inc.* ................   186,100                   5,629,525
SFX Entertainment, Inc.
  (Class A)* ........................    78,600                   4,313,175
THQ, Inc.* ..........................    59,650                   1,670,200
                                                               ------------
                                                                 15,764,121
                                                               ------------
RETAIL--GENERAL (5.6%)
American Eagle Outfitters, Inc.*         18,800                   1,252,550
BJ's Wholesale Club, Inc.* ..........    60,900                   2,820,431
Hines Horticulture, Inc.* ...........    58,700                     520,963
Men's Wearhouse, Inc.* ..............   122,900                   3,902,075
PETsMART, Inc.* .....................   347,500                   3,822,500
School Specialty, Inc.* .............   139,600                   2,983,950
Trans World Entertainment
  Corp.* ............................   105,900                   2,018,719
                                                               ------------
                                                                 17,321,188
                                                               ------------
 TOTAL CONSUMER CYCLICALS (25.6%)
                                                                 79,602,528
                                                               ------------
CONSUMER NONCYCLICALS
DRUGS (7.7%)
Anesta Corp.* .......................    51,700                   1,376,513
Chattem, Inc.* ......................    24,100                   1,153,788
Creative BioMolecules, Inc.* ........   372,200                   1,372,488
Geltex Pharmaceuticals, Inc.* .......   138,700                   3,138,088
Jones Medical Industries, Inc. ......   153,700                   5,610,050
Medicis Pharmaceutical Corp.
  (Class A)* ........................   117,300                   6,994,012
MedImmune, Inc.* ....................    41,900                   4,166,431
                                                               ------------
                                                                 23,811,370
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (2.2%)
Apria Healthcare Group, Inc.* .......   272,200                   2,432,787
Coventry Health Care, Inc.* .........    29,400                     259,087
Mid Atlantic Medical Services,
  Inc.* .............................   140,700                   1,380,619
PAREXEL International Corp.* ........   117,400                   2,935,000
                                                               ------------
                                                                  7,007,493
                                                               ------------
  TOTAL CONSUMER NONCYCLICALS (9.9%)                             30,818,863
                                                               ------------

THE HUDSON RIVER TRUST
ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                            NUMBER            VALUE
                                           OF SHARES         (NOTE 1)
                                        --------------   ---------------
CREDIT SENSITIVE
BANKS (0.7%)
Peoples Heritage Financial
  Group, Inc. .......................       107,300       $  2,146,000
                                                          ------------
FINANCIAL SERVICES (3.3%)
Affiliated Managers Group, Inc.*             43,100          1,287,613
Allied Capital Corp. ................       141,400          2,447,987
Hambrecht & Quist Group* ............        84,400          1,914,825
Healthcare Financial Partners,
  Inc.* .............................        81,400          3,245,825
Medaphis Corp.* .....................       433,200          1,421,437
                                                          ------------
                                                            10,317,687
                                                          ------------
INSURANCE (2.1%)
Annuity and Life Re (Holdings)
  Ltd. ..............................       129,400          3,493,800
Executive Risk, Inc. ................        52,800          2,900,700
                                                          ------------
                                                             6,394,500
                                                          ------------
REAL ESTATE (1.9%)
Glenborough Realty Trust, Inc. ......       155,000          3,158,125
Macerich Co. ........................       106,200          2,721,375
                                                          ------------
                                                             5,879,500
                                                          ------------
 TOTAL CREDIT SENSITIVE (8.0%) ......                       24,737,687
                                                          ------------
ENERGY
COAL & GAS PIPELINES (0.5%)
Swift Energy Co.* ...................       180,800          1,333,400
                                                          ------------
OIL--DOMESTIC (0.9%)
Oryx Energy Co.* ....................       212,900          2,860,844
                                                          ------------
OIL--SUPPLIES & CONSTRUCTION (0.7%)
Oceaneering International, Inc.* ....        98,100          1,471,500
Parker Drilling Co.* ................       232,400            740,775
                                                          ------------
                                                             2,212,275
                                                          ------------
 TOTAL ENERGY (2.1%) ................                        6,406,519
                                                          ------------
TECHNOLOGY
ELECTRONICS (6.6%)
Amkor Technologies, Inc.* ...........       149,900          1,620,794
Cypress Semiconductor Corp.* ........        95,600            794,675
Flextronics International Ltd.* .....        33,800          2,894,125
Harbinger Corp.* ....................       381,500          3,052,000
IDT Corp.* ..........................        85,800          1,319,175
Komag, Inc.* ........................       152,500          1,582,188
Semtech Corp.* ......................        85,600          3,070,900
SMART Modular Technologies,
  Inc.* .............................        62,600          1,737,150
Tekelec* ............................       127,100          2,105,094
USWeb Corp.* ........................        87,750          2,314,406
                                                          ------------
                                                            20,490,507
                                                          ------------
OFFICE EQUIPMENT (2.8%)
Discreet Logic, Inc.* ...............        96,100          1,813,888
Platinum Technology, Inc.* ..........       160,400          3,067,650
Sterling Software, Inc.* ............       135,900          3,677,794
                                                          ------------
                                                             8,559,332
                                                          ------------


                                            NUMBER            VALUE
                                           OF SHARES         (NOTE 1)
                                        --------------   ---------------
OFFICE EQUIPMENT SERVICES (4.7%)
Comverse Technology, Inc.* ..........        85,600       $  6,077,600
Hutchinson Technology, Inc.* ........        55,800          1,987,875
Oak Technology, Inc.* ...............       299,200          1,047,200
Platinum Software Corp.* ............       221,300          2,835,406
QuadraMed Corp.* ....................        85,500          1,752,750
Saville Systems PLC* ................        53,800          1,022,200
                                                          ------------
                                                            14,723,031
                                                          ------------
TELECOMMUNICATIONS (6.1%)
GST Telecommunications, Inc.* .......       204,300          1,340,719
ICG Communications, Inc.* ...........       142,800          3,070,200
Level One Communications,
  Inc.* .............................        58,800          2,087,400
MetroNet Communications Corp.
  (Class B)* ........................       101,600          3,403,600
Millicom International Cellular
  SA* ...............................        71,500          2,493,562
RELTEC Corp.* .......................        68,300          1,515,406
Sapient Corp.* ......................         7,900            442,400
SkyTel Communications, Inc.* ........        58,400          1,292,100
WinStar Communications, Inc.* .......        83,100          3,240,900
                                                          ------------
                                                            18,886,287
                                                          ------------
 TOTAL TECHNOLOGY (20.2%) ...... ....                       62,659,157
                                                          ------------
DIVERSIFIED (0.6%)
MISCELLANEOUS
Kroll-O'Gara Co.* ...................        48,400          1,908,775
                                                          ------------
TOTAL COMMON STOCKS (93.0%)
 (Cost $276,839,866) ................                      288,871,540
                                                          ------------
                                          PRINCIPAL
                                           AMOUNT
                                          --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
 4.7%, due 01/04/99 .................   $23,900,000         23,890,639
 5.1%, due 01/14/99 .................    10,000,000          9,981,656
                                                          ------------
 TOTAL U.S. GOVERNMENT
   AGENCIES (10.9%) .................                       33,872,295
                                                          ------------
TOTAL SHORT-TERM DEBT
  SECURITIES (10.9%)
 (Amortized Cost $33,872,295)........                       33,872,295
                                                          ------------
TOTAL INVESTMENTS (103.9%)
 (Cost/Amortized Cost
  $310,712,161)......................                      322,743,835
OTHER ASSETS
  LESS LIABILITIES (--3.9%) .........                      (12,129,490)
                                                          ------------
NET ASSETS (100.0%) .................                     $310,614,345
                                                          ============

----------
*  Non-income producing.

   Glossary:
   ADR--American Depository Receipt




                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
COMMON STOCKS AND
  OTHER INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.2%)
Akzo Nobel N.V. .....................       2,500              $ 113,824
Bayer AG ............................       4,000                167,896
Ciba Specialty Chemicals AG .........         400                 33,540
Georgia Gulf Corp. ..................      22,000                353,375
Hitachi Chemical Co. Ltd. ...........      15,000                112,982
Johnson Matthey PLC .................       5,000                 33,776
Nippon Chemi-Con Corp. ..............       6,000                 19,566
Toagosei Co. Ltd. ...................      15,000                 28,179
                                                               ---------
                                                                 863,138
                                                               ---------
CHEMICALS--SPECIALTY (0.2%)
Great Lakes Chemical Corp. ..........       8,200                328,000
NGK Insulators ......................      10,000                129,110
Solutia Inc. ........................      10,000                223,750
                                                               ---------
                                                                 680,860
                                                               ---------
METALS & MINING (0.1%)
Stillwater Mining Co.* ..............       7,000                287,000
Toho Titanium .......................       1,000                  5,503
                                                               ---------
                                                                 292,503
                                                               ---------
PAPER (0.1%)
Buhrmann N.V. .......................       4,800                 85,883
Mayr-Melnhof Karton AG ..............         883                 41,268
UPM-Kymmene Oyj .....................       2,810                 78,255
                                                               ---------
                                                                 205,406
                                                               ---------
STEEL (0.0%)
Koninklijke Hoogovens N.V. ..........       2,000                 55,381
NatSteel Ltd. .......................      25,000                 27,424
Pohang Iron & Steel Co. Ltd.
  (ADR) .............................       2,000                 33,750
                                                               ---------
                                                                 116,555
                                                               ---------
 TOTAL BASIC MATERIALS (0.6%) .......                          2,158,462
                                                               ---------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.5%)
Republic Services, Inc.
  (Class A)* ........................      25,500                470,156
Waste Management, Inc. ..............      35,245              1,643,298
                                                               ---------
                                                               2,113,454
                                                               ---------
PRINTING, PUBLISHING &
  BROADCASTING (1.7%)
CBS Corp. ...........................      76,000              2,489,000
Comcast Corp. (Class A) SPL .........       5,000                293,438
Fox Entertainment Group, Inc.
  (Class A)* ........................      14,600                367,737
Grupo Televisa S.A. (GDR)* ..........       2,800                 69,125
Liberty Media Group (Class A)*             25,550              1,176,897
MediaOne Group, Inc.* ...............      10,000                470,000
New Straits Times Press BHD .........       8,000                  3,934
Reed International PLC ..............       6,000                 46,920
Seat Pagine Gialle Spa* .............     300,000                283,036
Tele-Communications, Inc.
  (Class A)* ........................      14,500                802,031
Tokyo Broadcasting System, Inc.             3,000                 33,576
United News & Media PLC .............       5,000                 43,842
USA Networks, Inc.* .................       1,500                 49,688
Viacom, Inc. (Class B)* .............       4,500                333,000
                                                               ---------
                                                               6,462,224
                                                               ---------



                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
PROFESSIONAL SERVICES (0.2%)
Cordiant Communications Group
  PLC ...............................    20,000                $  34,940
Marlborough International PLC*            5,700                   18,227
Meitec Corp. ........................     1,000                   24,989
Nielsen Media Research, Inc. ........    25,000                  450,000
Vedior N.V. .........................       690                   13,595
WPP Group PLC .......................    12,000                   73,026
                                                               ---------
                                                                 614,777
                                                               ---------
TRUCKING, SHIPPING (0.1%)
Bergesen Dy ASA (A Shares) ..........     5,380                   64,412
Frontline Ltd.* .....................     6,527                   12,452
Frontline Ltd.--Warrants (expire
  05/11/01)* ........................     3,804                        0
Irish Continental Group PLC .........     4,000                   47,296
Knightsbridge Tankers Ltd. ..........     6,800                  141,525
OMI Corp.* ..........................    53,100                  172,575
                                                               ---------
                                                                 438,260
                                                               ---------
 TOTAL BUSINESS SERVICES (2.5%)                                9,628,715
                                                               ---------
CAPITAL GOODS
AEROSPACE (0.1%)
British Aerospace PLC ...............    10,000                   84,773
Loral Space & Communications*             7,000                  124,687
Senior Engineering Group PLC ........    16,000                   30,615
                                                               ---------
                                                                 240,075
                                                               ---------
BUILDING & CONSTRUCTION (0.1%)
ABB AG ..............................        40                   46,956
Beazer Group PLC ....................    21,000                   53,459
Bouygues ............................       600                  123,660
Daito Trust Construction Co.
  Ltd. ..............................       200                    1,735
Groupe GTM ..........................     1,116                  115,803
National House Industrial Co.
  Ltd. ..............................     7,000                   59,610
Technip SA ..........................     1,075                  101,163
Toda Corp. ..........................     1,000                    4,847
                                                               ---------
                                                                 507,233
                                                               ---------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.6%)
BPB PLC .............................    12,000                   45,373
Fujikura Ltd. .......................     3,000                   16,110
Holderbank Financiere Glarus
  AG--B .............................       120                  142,267
Lafarge SA ..........................       800                   76,000
Louisiana-Pacific Corp. .............    25,000                  457,812
Martin Marietta Materials, Inc. .....    19,700                1,225,094
Matsushita Electric Works Ltd. ......    11,000                  112,583
Nichiha Corp. .......................     1,100                   10,050
Rugby Group PLC .....................    58,160                   89,995
Unidare PLC .........................    30,000                   78,083
                                                               ---------
                                                               2,253,367
                                                               ---------
ELECTRICAL EQUIPMENT (0.8%)
Daikin Industries Ltd. ..............    14,000                  138,946
General Electric Co. ................    26,000                2,653,625
Johnson Electric Holdings Ltd. ......    52,000                  133,570
Legrand SA ..........................       425                  112,608
Schneider SA ........................     1,000                   60,649
Sumitomo Electric Industries ........     7,000                   78,839
                                                               ---------
                                                               3,178,237
                                                               ---------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
MACHINERY (0.8%)
AlliedSignal, Inc. ..................   14,300                 $  633,669
Bodycote International PLC ..........    5,000                     68,426
FKI PLC .............................   10,000                     22,296
Fujitec Co. Ltd. ....................    9,000                     58,059
IHC Caland N.V. .....................    1,600                     66,457
Keyence Corp. .......................      100                     12,317
KSB AG ..............................      300                     50,945
Legris Industries SA ................    1,990                     97,515
Nitta Corp. .........................    1,000                      5,707
Nitto Kohki Co. Ltd. ................      500                      4,121
Schindler Holding AG
  Participating Certificate .........      102                    163,617
Schindler Holding AG Registered             50                     85,308
Siebe PLC ...........................   24,000                     94,639
SMC Corp. ...........................      800                     63,943
Stork N.V. ..........................    2,000                     45,689
TI Group PLC ........................   14,014                     75,489
United Technologies Corp. ...........   15,700                  1,707,375
Valmet Oyj ..........................    3,600                     48,010
Vestas Wind Systems A/S* ............      370                     19,824
                                                               ----------
                                                                3,323,406
                                                               ----------
 TOTAL CAPITAL GOODS (2.4%) .........                           9,502,318
                                                               ----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
KLM .................................    1,600                     48,395
Virgin Express Holdings PLC
  (ADR)* ............................   11,500                     92,000
                                                               ----------
                                                                  140,395
                                                               ----------
APPAREL, TEXTILE (0.0%)
Carli Gry International A/S+ ........      400                     24,134
Onward Kashiyama Co. Ltd. ...........    8,000                    107,612
                                                               ----------
                                                                  131,746
                                                               ----------
AUTO RELATED (0.1%)
Continental AG ......................    5,500                    152,805
Minebea Co. Ltd. ....................    3,000                     34,399
NGK Spark Plug Co. ..................    2,000                     20,399
Sumitomo Rubber Industries, Inc.        13,000                     62,091
                                                               ----------
                                                                  269,694
                                                               ----------
AUTOS & TRUCKS (0.0%)
Bajaj Auto Ltd. (GDR) ...............      750                     11,344
Honda Motor Co. Ltd. ................    2,000                     65,751
Volkswagen AG .......................    1,000                     80,888
                                                               ----------
                                                                  157,983
                                                               ----------
FOOD SERVICES, LODGING (0.1%)
Accor SA ............................      300                     64,943
Choice Hotels Scandinavia ASA+          13,500                     19,005
Compass Group PLC ...................   10,000                    114,555
Sanyo Pax Co. Ltd. ..................    1,000                      6,912
                                                               ----------
                                                                  205,415
                                                               ----------
HOUSEHOLD FURNITURE, APPLIANCES (0.3%)
Aiwa Co. Ltd. .......................    1,000                     26,407
Fisher & Paykel Industries Ltd. .....   10,000                     36,069
Hunter Douglas N.V. .................    2,182                     72,272
Industrie Natuzzi Spa (ADR) .........      500                     12,437
Koninklijke Philips Electronics
  N.V. ..............................      600                     40,258
Rubbermaid, Inc. ....................   23,700                    745,069
Sony Corp. ..........................    1,100                     80,222
                                                               ----------
                                                                1,012,734
                                                               ----------



                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   -----------------
LEISURE RELATED (1.3%)
Amer Group Ltd.* ....................    2,000                 $   20,671
Berjaya Sports Toto BHD .............   16,000                     13,967
Canal Plus ..........................      200                     54,567
Carnival Corp. (Class A) ............   26,800                  1,286,400
Cendant Corp.* ......................   33,600                    640,500
Cyrk, Inc.* .........................   10,600                     79,500
Disney (Walt) Co. ...................   11,600                    348,000
Granada Group PLC ...................    9,900                    175,015
Harley-Davidson, Inc. ...............   31,500                  1,492,313
Ladbroke Group PLC ..................   25,000                    100,454
MGM Grand, Inc.* ....................   17,000                    461,125
Mirage Resorts, Inc.* ...............   19,000                    283,812
Nintendo Co. Ltd. ...................    1,200                    116,438
Nippon Broadcasting System ..........    1,000                     40,053
SHIMANO, INC. .......................    1,000                     25,831
Thomson Travel Group PLC ............   22,000                     60,031
VTech Holdings Ltd. .................   10,000                     43,628
                                                               ----------
                                                                5,242,305
                                                               ----------
PHOTO & OPTICAL (0.1%)
Essilor International ...............      100                     39,359
Fuji Photo Film Co. .................    3,000                    111,653
Gretag Imaging Group* ...............    1,000                     86,037
                                                               ----------
                                                                  237,049
                                                               ----------
RETAIL--GENERAL (2.0%)
Aldeasa SA ..........................    2,600                    102,083
BAA PLC .............................   12,939                    151,022
Boots Co. PLC .......................    8,400                    143,047
Carrefour ...........................       50                     37,740
Circuit City Stores-Circuit City
  Group .............................   22,400                  1,118,600
Dixons Group PLC ....................    4,100                     57,678
Genesis Direct, Inc.* ...............    9,000                     70,312
Home Depot, Inc. ....................   13,500                    826,031
Japan Airport Terminal Co. Ltd.          6,000                     36,952
Kingfisher PLC ......................   17,282                    187,048
Kohl's Corp.* .......................   17,800                  1,093,588
Koninklijke Ahold NV ................    1,000                     36,956
Limited, Inc. .......................   48,500                  1,412,563
Paris Miki, Inc. ....................    1,100                     25,343
Sato Corp. ..........................    2,000                     35,445
Smith (W.H.) Group PLC ..............    1,800                     14,286
Tandy Corp. .........................   18,000                    741,375
Wal-Mart Stores, Inc. ...............   19,000                  1,547,312
                                                               ----------
                                                                7,637,381
                                                               ----------
 TOTAL CONSUMER CYCLICALS (3.9%)                               15,034,702
                                                               ----------
CONSUMER NONCYCLICALS
BEVERAGES (0.6%)
Coca-Cola Co. .......................   18,400                  1,230,500
Coca-Cola Enterprises, Inc. .........   27,500                    983,125
Diageo PLC ..........................    6,000                     68,284
Louis Dreyfus Citrus ................    1,000                     25,065
Mercian Corp. .......................    4,000                     16,340
Scottish & Newcastle PLC ............    5,000                     58,068
Whitbread PLC .......................    5,000                     64,016
                                                               ----------
                                                                2,445,398
                                                               ----------
CONTAINERS (0.0%)
Schmalbach Lubeca AG ................      880                    121,452
                                                               ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
DRUGS (2.0%)
Bristol-Myers Squibb Co. ...........     12,500               $1,672,656
Daiichi Pharmaceutical Co. .........      8,000                  135,330
Dura Pharmaceuticals, Inc.* ........     20,000                  303,750
Forest Laboratories, Inc.
  (Class A)* .......................      8,500                  452,094
Merck KGAA .........................      2,100                   94,509
Mylan Labs Inc. ....................     13,000                  409,500
Novartis AG ........................         40                   78,746
Orion-Yhtyma Oy (B Shares) .........      4,500                  108,022
Pfizer, Inc. .......................     14,000                1,756,125
Sankyo Co. Ltd. ....................      1,000                   21,888
Sanofi SA ..........................        800                  131,676
Santen Pharmaceutical Co. Ltd. .....      5,000                   96,145
Schering Plough Corp. ..............     40,600                2,243,150
Yamanouchi Pharmaceutical Co.
  Ltd. .............................      2,000                   64,510
                                                              ----------
                                                               7,568,101
                                                              ----------
FOODS (0.9%)
Barry Callebaut AG .................        560                  127,393
Campbell Soup Co. ..................     16,280                  895,400
Huhtamaki Oy Series I ..............      1,300                   49,461
Nestle SA ..........................        131                  285,593
Nutreco Holding N.V. ...............        500                   19,703
Orkla ASA ..........................      3,720                   55,550
Parmalat Finanziaria Spa ...........     12,000                   22,933
Rite Aid Corp. .....................     20,500                1,016,031
Tyson Foods, Inc. (Class A) ........     38,180                  811,325
                                                              ----------
                                                               3,283,389
                                                              ----------
HOSPITAL SUPPLIES & SERVICES (1.2%)
Columbia/HCA Healthcare Corp.            63,500                1,571,625
Medtronic, Inc. ....................     25,000                1,856,250
PT Tempo Scan Pacific* .............     23,000                    1,222
Sun International Hotels Ltd.* .....     10,000                  454,375
Tenet Healthcare Corp.* ............     26,100                  685,125
                                                              ----------
                                                               4,568,597
                                                              ----------
RETAIL--FOOD (0.5%)
Delhaize-Le Lion SA ................        980                   86,179
Familymart Co. .....................      1,500                   74,967
Food Lion, Inc. (Class A) ..........     32,900                  349,562
Kroger Co.* ........................     23,700                1,433,850
                                                              ----------
                                                               1,944,558
                                                              ----------
SOAPS & TOILETRIES (0.7%)
Avon Products, Inc. ................     30,560                1,352,280
Estee Lauder Companies
  (Class A) ........................      7,600                  649,800
Gillette Co. .......................     15,350                  741,597
Kao Corp. ..........................      6,000                  135,578
                                                              ----------
                                                               2,879,255
                                                              ----------
TOBACCO (1.0%)
Austria Tabakwerke AG ..............      2,300                  176,342
Japan Tobacco, Inc. ................         18                  180,239
Philip Morris Cos., Inc. ...........     57,400                3,070,900
Seita ..............................      2,500                  156,544
Swedish Match AB ...................     17,200                   62,675
Tabacalera SA-A ....................      7,400                  186,406
                                                              ----------
                                                               3,833,106
                                                              ----------
 TOTAL CONSUMER NONCYCLICALS (6.9%)                           26,643,856
                                                              ----------


                                              NUMBER                VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   -----------------
CREDIT SENSITIVE
BANKS (2.1%)
Allied Irish Bank ..................     20,000               $  356,727
Banca Nazionale del Lavoro
  (BNL)* ...........................     19,900                   59,513
Bancaria de Espana SA ..............      1,000                   25,858
Banco Bilbao Vizcaya SA ............     12,000                  187,869
Banco Central Hispanoamericano
  SA ...............................      6,000                   71,137
Banco Santander SA .................      5,940                  117,864
Bangkok Bank Public Co. Ltd.* ......      2,000                    4,127
Bank Austria AG ....................      1,050                   53,389
Bank of Ireland ....................     10,000                  222,351
Bank of Tokyo-Mitsubishi Ltd. ......      2,000                   20,736
BankAmerica Corp. ..................     40,176                2,415,582
Banque Nationale de Paris ..........      1,500                  123,499
Barclays PLC .......................      2,000                   43,127
Chase Manhattan Corp. ..............      6,000                  408,375
Citigroup, Inc. ....................     51,600                2,554,200
Dao Heng Bank Group Ltd. ...........      3,000                    9,274
Den Norske Bank ASA ................      4,000                   13,841
Erste Bank Der
  Oesterreichischen Sparkassen
  AG ...............................        740                   39,602
ForeningsSparbanken AB .............      1,800                   46,691
Istituto Bancario San Paolo di
  Torino Spa .......................      9,823                  173,469
National Bank of Canada ............      3,000                   48,406
Nordbanken Holding AB ..............      2,000                   12,846
PT Bank Dagang Nasional
  Indonesia Tbk* ...................   136,000                     1,275
Seventy-Seven Bank Co. Ltd. ........    11,000                   110,146
Shizuoka Bank Ltd. .................     3,000                    37,085
Skandinaviska Enskilda Banken
  (Series A) .......................     5,400                    57,030
Societe Generale ...................       300                    48,573
State Bank of India (GDR)+ .........     2,700                    22,613
Suncorp-Metway Ltd. ................     6,571                    30,584
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* ......       375                        51
Toho Bank ..........................     1,000                     4,147
Unicredito Italiano Spa ............    17,400                   103,074
Wells Fargo Co. ....................    17,800                   710,887
Wing Hang Bank Ltd. ................    18,000                    44,842
Yamaguchi Bank .....................     7,000                    66,123
                                                              ----------
                                                               8,244,913
                                                              ----------
FINANCIAL SERVICES (1.8%)
Aiful Corp. ........................     2,100                   127,656
Associates First Capital Corp.
  (Class A) ........................    20,000                   847,500
CMAC Investment Corp. ..............    11,300                   519,094
Credit Saison Co. ..................     2,600                    64,165
Daiwa Securities Co. Ltd. ..........     2,000                     6,841
Garban PLC* ........................       367                     1,397
Household International, Inc. ......    37,900                 1,501,787
MBNA Corp. .........................    79,200                 1,975,050
Merrill Lynch & Co., Inc. ..........     8,100                   540,675
Morgan Stanley Dean Witter &
  Co. ..............................    16,100                 1,143,100
Nichiei Co. Ltd. ...................       400                    31,901

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   -----------------
Peregrine Investment Holdings
  Ltd.* ................................................................   52,000                 $        0
PMI Group, Inc. ........................................................    6,200                    306,125
Sanyo Shinpan Finance Co. Ltd. .........................................      400                     14,532
Worms Et Compagnie .....................................................      200                     11,629
                                                                                                  ----------
                                                                                                   7,091,452
                                                                                                  ----------
INSURANCE (1.2%)
Aegon N.V. .............................................................      400                     49,119
ASR Verzekeringsgroep N.V. .............................................    1,300                    117,685
Catalana Occidente SA ..................................................    2,800                     72,896
CGU PLC ................................................................    5,795                     90,731
Cia de Seguros Imperio, SA* ............................................    9,000                     73,359
Corporacion Mapfre .....................................................    3,000                     81,269
Everest Reinsurance Holdings,
  Inc. .................................................................   15,000                    584,062
Fortis Amev N.V. .......................................................    1,600                    132,574
Gallagher (Arthur J.) & Co. ............................................   10,000                    441,250
ING Groep N.V. .........................................................    3,000                    182,917
Irish Life PLC .........................................................   18,000                    170,111
Kingsway Financial Services* ...........................................    2,000                     15,615
Mediolanum Spa .........................................................   10,000                     74,085
Providian Financial Corp. ..............................................   15,750                  1,181,250
Royal & Sun Alliance Insurance
  Group PLC ............................................................    9,651                     78,803
Sampo Insurance Co. (A Shares)                                              2,000                     75,898
SunAmerica, Inc. .......................................................   14,500                  1,176,313
Trygg-Hansa AB (B Shares)* .............................................    3,800                    114,529
United Assurance Group PLC .............................................    8,100                     73,450
                                                                                                  ----------
                                                                                                   4,785,916
                                                                                                  ----------
MORTGAGE RELATED (0.1%)
Federal Home Loan Mortgage
  Corp. ................................................................    3,000                    193,313
                                                                                                  ----------
REAL ESTATE (0.0%)
Boardwalk Equities, Inc.* ..............................................    3,000                     32,986
Cheung Kong Holdings Ltd. ..............................................    4,000                     28,785
Daibiru Corp. ..........................................................    1,000                      6,380
Green Property PLC .....................................................   10,000                     56,517
Sumitomo Realty &
  Development Co. Ltd. .................................................    1,000                      3,252
                                                                                                  ----------
                                                                                                     127,920
                                                                                                  ----------
UTILITY--ELECTRIC (0.3%)
AES Corp.* .............................................................   23,100                  1,094,362
Cia Paranaense de Energia-Copel
  (ADR) ................................................................    7,000                     49,875
Electricidade de Portugal SA ...........................................      500                     11,013
Fortum Oyj* ............................................................    4,964                     30,180
Hong Kong Electric Holdings
  Ltd. .................................................................   20,000                     60,667
                                                                                                  ----------
                                                                                                   1,246,097
                                                                                                  ----------
UTILITY--GAS (0.1%)
Anglian Water PLC ......................................................    4,667                     64,446
Anglian Water PLC (B Shares)* ..........................................    5,000                      4,077
Scottish Power PLC .....................................................   10,000                    102,742
                                                                                                  ----------
                                                                                                     171,265
                                                                                                  ----------
UTILITY--TELEPHONE (0.6%)
British Telecommunications PLC                                             10,000                    150,661
Cable & Wireless PLC ...................................................   10,000                    122,958
France Telecom SA ......................................................      500                     39,717


                                                                                  NUMBER                VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   -----------------
Frontier Corp. .........................................................   38,000                 $1,292,000
Nippon Telegraph & Telephone
  Corp. ................................................................       18                    139,087
Swisscom AG* ...........................................................      500                    209,625
Telecom Italia Spa .....................................................   13,100                     82,395
Telecom Italia Spa .....................................................    8,000                     68,219
Telefonica de Espana ...................................................    4,000                    177,596
Telefonica S.A.--Bonus Rights* .........................................       80                         71
Telekom Malaysia BHD ...................................................    4,000                      7,366
Telekomunikacja Polska S.A.
  (GDR)* ...............................................................   15,500                     79,050
                                                                                                  ----------
                                                                                                   2,368,745
                                                                                                  ----------
 TOTAL CREDIT SENSITIVE (6.2%) .........................................                          24,229,621
                                                                                                  ----------
ENERGY
COAL & GAS PIPELINES (0.0%)
BG PLC .................................................................   18,529                    116,920
OMV AG .................................................................      300                     28,271
                                                                                                  ----------
                                                                                                     145,191
                                                                                                  ----------
OIL--DOMESTIC (0.9%)
Atlantic Richfield Co. .................................................    9,700                    632,925
Kerr-McGee Corp. .......................................................   22,000                    841,500
Louis Dreyfus Natural Gas
  Corp.* ...............................................................   30,000                    427,500
Tom Brown, Inc.* .......................................................   17,500                    175,547
USX-Marathon Group, Inc. ...............................................   40,800                  1,229,100
                                                                                                  ----------
                                                                                                   3,306,572
                                                                                                  ----------
OIL--INTERNATIONAL (0.2%)
British Petroleum Co. PLC ..............................................   11,100                    165,756
Gulf Indonesia Resources Ltd.* .........................................    3,200                     20,800
Oil Search Ltd. ........................................................      550                        556
Orogen Minerals Ltd. ...................................................    5,160                      5,315
Repsol SA ..............................................................    1,410                     75,103
Shell Transport & Trading Co.
  PLC ..................................................................   20,100                    123,489
Talisman Energy Inc.* ..................................................    1,000                     17,534
Total SA--B ............................................................    2,881                    291,734
                                                                                                  ----------
                                                                                                     700,287
                                                                                                  ----------
OIL--SUPPLIES & CONSTRUCTION (0.1%)
Fracmaster Ltd.+ .......................................................   10,700                     31,327
Fugro N.V. .............................................................    2,000                     46,861
Noble Drilling Corp.* ..................................................   34,500                    446,344
                                                                                                  ----------
                                                                                                     524,532
                                                                                                  ----------
 TOTAL ENERGY (1.2%) ...................................................                           4,676,582
                                                                                                  ----------
TECHNOLOGY
ELECTRONICS (2.6%)
Cisco Systems, Inc.* ...................................................   32,050                  2,974,641
Disco Corp. ............................................................      400                     11,697
Fujimi, Inc. ...........................................................      700                     24,316
Intel Corp. ............................................................   15,000                  1,778,437
Micron Technology, Inc.* ...............................................   12,500                    632,031
Micronics Japan Co. Ltd. ...............................................    1,000                     14,621
Motorola, Inc. .........................................................   29,000                  1,770,813
Nikon Corp. ............................................................    5,000                     48,737
Rohm Co. Ltd. ..........................................................    1,000                     91,183
Solectron Corp.* .......................................................   24,300                  2,258,381
Sterling Commerce, Inc.* ...............................................   10,000                    450,000
The Swatch Group AG ....................................................      540                     81,010
                                                                                                  ----------
                                                                                                  10,135,867
                                                                                                  ----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                        ---------------------   -----------------
OFFICE EQUIPMENT (1.8%)
Barco N.V. ..........................            469            $   131,597
Canon, Inc. .........................          1,000                 21,400
Ceridian Corp.* .....................         25,500              1,780,219
Compaq Computer Corp. ...............         45,100              1,891,381
Dell Computer Corp.* ................         33,800              2,473,737
Policy Management Systems
  Corp.* ............................         17,100                863,550
                                                                -----------
                                                                  7,161,884
                                                                -----------
OFFICE EQUIPMENT SERVICES (1.9%)
Computer Sciences Corp. .............          7,000                451,063
Data Communication System Co.                  1,200                 24,511
First Data Corp. ....................         40,800              1,292,850
Frontec AB (B Shares)* ..............         11,000                 47,148
Fuji Soft ABC, Inc. .................            800                 40,762
HBO & Co. ...........................         46,254              1,326,912
Mettler-Toledo International,
  Inc.* .............................          5,700                159,956
Microsoft Corp.* ....................         15,200              2,108,050
Misys PLC ...........................         14,000                101,968
Nippon System Development ...........          2,400                 74,435
Novell, Inc.* .......................         89,100              1,614,937
                                                                -----------
                                                                  7,242,592
                                                                -----------
TELECOMMUNICATIONS (2.5%)
AirTouch Communications, Inc.*                13,100                944,837
America Online, Inc. ................         13,100              2,096,000
Asia Satellite
  Telecommunications Holdings
  Ltd. ..............................         18,000                 32,063
Clearnet Communications, Inc.
  (Class A)* ........................         26,500                215,312
DDI Corp. ...........................             18                 66,992
Energis PLC* ........................          4,000                 89,182
Esprit Telecom Group PLC
  (ADR)* ............................          7,800                364,650
Fore Systems, Inc.* .................         33,100                606,144
Global TeleSystems Group, Inc.*               12,800                713,600
Helsinki Telephone Corp. ............          2,300                136,675
Keppel Telecommunications &
  Transportation Ltd. ...............         15,000                  9,909
MCI WorldCom, Inc.* .................         12,400                889,700
Mobistar SA* ........................            800                 40,150
NetCom Systems AB
  (B Shares)*+ ......................            400                 16,305
Nextel Communications, Inc.
  (Class A)* ........................         28,800                680,400
NTL, Inc.* ..........................         13,600                767,550
Orange PLC* .........................          9,000                104,597
PT Indosat ..........................         45,000                 58,641
PT Telekomunikasi Indonesia .........         33,000                 11,137
SK Telecom Co. Ltd. (ADR) ...........          3,999                 40,740
Tele-Communications TCI
  Ventures Group (Class A)* .........         73,000              1,720,062
Videsh Sanchar Nigam Ltd.
  (GDR)+ ............................          1,700                 20,825
Videsh Sanchar Nigam Ltd.
  (GDR) .............................          2,000                 22,500
Vodafone Group PLC ..................          7,300                118,545
                                                                -----------
                                                                  9,766,516
                                                                -----------
 TOTAL TECHNOLOGY (8.8%) ............                            34,306,859
                                                                -----------


                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
                                        ---------------------   -----------------
DIVERSIFIED
MISCELLANEOUS (0.7%)
BTR PLC (B Shares) ..................         20,000            $    11,481
Citic Pacific Ltd. ..................          7,000                 15,089
First Pacific Co. ...................         42,734                 20,409
Hagemeyer N.V. ......................          2,000                 73,060
Montedison Spa ......................         70,000                 92,924
Smith (Howard) Ltd. .................          4,000                 26,461
Suez Lyonnaise des Eaux .............            400                 82,154
Tyco International Ltd. .............         30,900              2,331,019
Vivendi .............................            950                246,444
                                                                -----------
 TOTAL DIVERSIFIED (0.7%) ...........                             2,899,041
                                                                -----------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (33.2%)
  (Cost $98,734,816) ................                           129,080,156
                                                                -----------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .........................          1,694                147,393
                                                                -----------
BUSINESS SERVICES (0.0%)
PRINTING, PUBLISHING &
  BROADCASTING
ProSieben Media AG ..................          1,600                 76,616
                                                                -----------
CONSUMER CYCLICALS (0.0%)
RETAIL--GENERAL
Hornbach Holding AG .................            920                 54,929
                                                                -----------
CONSUMER NONCYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES
Fresenius AG ........................            200                 42,004
                                                                -----------
TECHNOLOGY (0.1%)
TELECOMMUNICATIONS
Nokia Oyj (A Shares) ................          3,000                364,781
                                                                -----------
TOTAL PREFERRED STOCKS (0.2%)
  (Cost $316,410) ...................                               685,723
                                                                -----------
                                          PRINCIPAL
                                           AMOUNT
                                         -----------
LONG-TERM DEBT SECURITIES:
CONSUMER CYCLICALS (1.4%)
AUTO RELATED
Enterprise Rent-A-Car
  6.8%, 02/15/08+ ...................    $5,500,000               5,397,150
                                                                -----------
CONSUMER NONCYCLICALS (1.8%)
MEDIA & CABLE
Time Warner Entertainment Co.
  8.375%, 03/15/23 ..................     5,625,000               6,828,638
                                                                -----------
CREDIT SENSITIVE
ASSET BACKED (2.7%)
Chase Credit Card Master Trust
  6.0%, 08/15/05 ....................     5,000,000               5,068,750
First USA Credit Card Master
  Trust Series 1998-9 (Class A)
  5.28%, 09/18/06 ...................     5,200,000               5,200,000
                                                                -----------
                                                                 10,268,750
                                                                -----------
BANKS (2.1%)
Chase Manhattan Corp.
  8.625%, 05/01/02 ..................     5,500,000               6,001,545
St. George Bank Ltd.
  7.15%, 10/15/05+ ..................     2,000,000               2,078,340
                                                                -----------
                                                                  8,079,885
                                                                -----------

THE HUDSON RIVER TRUST
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998




                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
FINANCIAL SERVICES (0.4%)
Household Finance Corp.
  6.5%, 11/15/08 ...................    $ 1,625,000        $  1,687,160
                                                           ------------
MORTGAGE RELATED (15.9%)
Federal Home Loan Mortgage
  Corp.
  7.5%, 04/01/28 ...................      2,603,868           2,673,035
Federal National Mortgage
  Association:
  6.0%, 11/01/10 ...................     11,910,909          11,925,797
  6.5%, 01/01/11 ...................      2,692,031           2,728,206
  7.0%, 04/01/12 ...................      6,029,997           6,158,134
  7.0%, 05/01/26 ...................      1,677,600           1,710,104
  7.0%, 09/01/27 ...................      1,902,729           1,939,595
  6.5%, 03/01/28 ...................      1,956,316           1,967,320
  7.0%, 05/01/28 ...................      2,266,822           2,310,742
  6.5%, 09/01/28 ...................      2,234,133           2,246,700
  6.5%, 10/01/28 ...................      1,984,434           1,995,596
  8.0%, 12/01/28 ...................      4,100,000           4,245,222
Government National Mortgage
  Association:
  7.0%, 12/15/25 ...................     10,050,000          10,279,240
  7.0%, 07/15/27 ...................      1,942,712           1,987,026
  7.0%, 02/15/28 ...................      6,530,946           6,679,917
  6.5%, 03/15/28 ...................      1,552,384           1,567,427
  6.5%, 05/15/28 ...................        187,158             188,972
  6.5%, 07/15/28 ...................      1,187,124           1,198,628
                                                           ------------
                                                             61,801,661
                                                           ------------
UTILITY--ELECTRIC (2.1%)
Consolidated Edison, Inc.
  Series 97-B
  6.45%, 12/01/07 ..................      4,350,000           4,624,006
Texas Utilities Co. (Series C)
  6.375%, 01/01/08+ ................      3,600,000           3,682,613
                                                           ------------
                                                              8,306,619
                                                           ------------
U.S. GOVERNMENT (25.2%)
U.S. Treasury:
  6.0% Note, 08/15/00 ..............     26,350,000          26,893,469
  6.25% Note, 04/30/01 .............     15,600,000          16,150,883
  6.5% Note, 08/31/01 ..............      7,100,000           7,421,722
  6.5% Note, 05/31/02 ..............      8,360,000           8,827,642
  5.75% Note, 08/15/03 .............        760,000             793,607
  4.25% Note, 11/15/03 .............      7,325,000           7,228,859
  6.875% Note, 05/15/06 ............      7,530,000           8,511,257


                                          PRINCIPAL          VALUE
                                           AMOUNT           (NOTE 1)
                                       --------------   ---------------
  5.625% Note, 05/15/08 ............    $   250,000        $    266,719
  6.125% Bond, 11/15/27 ............     13,340,000          14,940,800
  5.25% Bond, 11/15/28 .............      6,610,000           6,775,250
                                                           ------------
                                                             97,810,208
                                                           ------------
  TOTAL CREDIT SENSITIVE (48.4%)                            187,954,283
                                                           ------------
TECHNOLOGY (0.8%)
ELECTRONICS
Motorola, Inc.
  6.5%, 11/15/28 ...................      3,000,000           3,030,690
                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES (52.4%)
  (Amortized Cost $200,280,375)                             203,210,761
                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  4.7%, due 01/04/99 ...............     35,900,000          35,885,938
  5.1%, due 01/14/99 ...............     20,000,000          19,963,312
                                                           ------------
  TOTAL U.S. GOVERNMENT AGENCIES (14.4%)                     55,849,250
                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES (14.4%)
  (Amortized Cost $55,849,250) .....                         55,849,250
                                                           ------------
TOTAL INVESTMENTS (100.2%)
  (Cost/Amortized Cost $355,180,851)                        388,825,890
OTHER ASSETS
  LESS LIABILITIES (-0.2%) .........                           (731,851)
                                                           ------------
NET ASSETS (100.0%) ................                       $388,094,039
                                                         ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada .....................................       0.1%
France .....................................       0.5
Germany ....................................       0.3
Japan ......................................       0.9
Netherlands ................................       0.3
New Zealand & Australia ....................       0.6
Scandinavia ................................       0.4
Southeast Asia .............................       0.2
Switzerland ................................       0.3
United Kingdom .............................       1.0
United States** ............................      94.2
Other European Countries ...................       1.2
                                                 -----
                                                 100.0%
                                                 =====

----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 14.4%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $11,292,312 or 2.9% of net assets.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt




                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
Akzo Nobel N.V. ....................         20,000           $  910,592
Bayer AG ...........................         40,500            1,699,955
Ciba Specialty Chemicals AG ........          3,000              251,549
Georgia Gulf Corp. .................        136,000            2,184,500
Hitachi Chemical Co. Ltd. ..........        159,000            1,197,608
Johnson Matthey PLC ................         40,000              270,207
Nippon Chemi-Con Corp. .............         62,000              202,180
Toagosei Co. Ltd. ..................        158,000              296,819
Yule Catto & Company PLC ...........         70,000              285,348
                                                              ----------
                                                               7,298,758
                                                              ----------
CHEMICALS--SPECIALTY (0.3%)
Great Lakes Chemical Corp. .........         63,500            2,540,000
NGK Insulators .....................         92,000            1,187,807
Solutia Inc. .......................         62,500            1,398,437
                                                              ----------
                                                               5,126,244
                                                              ----------
METALS & MINING (0.0%)
Nord Resources Corp.* ..............         27,939               27,939
Randgold Resources Ltd.
  (GDR)* ...........................         30,300               75,750
Randgold Resources Ltd.
  (GDR)--Rights* ...................         30,300                    0
Toho Titanium ......................         11,000               60,532
                                                              ----------
                                                                 164,221
                                                              ----------
PAPER (0.1%)
Buhrmann N.V. ......................         42,400              758,635
Mayr-Melnhof Karton AG+ ............          6,756              315,747
Nippon Paper Industries Co. ........          6,000               27,328
UPM-Kymmene Oyj ....................         25,320              705,133
                                                              ----------
                                                               1,806,843
                                                              ----------
STEEL (0.0%)
Koninklijke Hoogovens N.V. .........         20,000              553,810
NatSteel Ltd. ......................        220,000              241,333
Pohang Iron & Steel Co. Ltd.
  (ADR) ............................         15,000              253,125
                                                              ----------
                                                               1,048,268
                                                              ----------
  TOTAL BASIC MATERIALS (0.8%) .....                          15,444,334
                                                              ----------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.8%)
Republic Services, Inc.
  (Class A)* .......................        203,500            3,752,031
Waste Management, Inc. .............        256,730           11,970,036
                                                              ----------
                                                              15,722,067
                                                              ----------
PRINTING, PUBLISHING &
  BROADCASTING (2.9%)
Cablevision Systems Corp.
  (Class A)* .......................        134,000            6,725,125
CBS Corp. ..........................        567,500           18,585,625
Comcast Corp. (Class A) SPL ........         38,000            2,230,125
Fox Entertainment Group, Inc.
  (Class A)* .......................        103,200            2,599,350
Grupo Televisa S.A. (GDR)* .........         30,000              740,625
Liberty Media Group (Class A)*              221,650           10,209,753
MediaOne Group, Inc.* ..............         69,000            3,243,000


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
New Straits Times Press BHD ........        65,000            $   31,961
Nippon Television Network
  Corp. ............................           960               283,279
Reed International PLC .............        70,000               547,403
Seat Pagine Gialle Spa* ............     2,650,000             2,500,151
Tele-Communications, Inc.
  (Class A)* .......................        96,000             5,310,000
Tokyo Broadcasting System, Inc.             22,000               246,221
United News & Media PLC ............        60,000               526,106
USA Networks, Inc.* ................         9,500               314,687
Viacom, Inc. (Class B)* ............        32,600             2,412,400
                                                              ----------
                                                              56,505,811
                                                              ----------
PROFESSIONAL SERVICES (0.3%)
Cordiant Communications Group
  PLC ..............................       200,000               349,406
Marlborough International PLC*               8,600                27,500
Meitec Corp. .......................        20,000               499,779
Modis Professional Services, Inc.*          48,458               702,641
Nielsen Media Research, Inc. .......       149,500             2,691,000
Vedior N.V. ........................         7,104               139,969
WPP Group PLC ......................       150,000               912,823
                                                              ----------
                                                               5,323,118
                                                              ----------
TRUCKING, SHIPPING (0.2%)
Bergesen Dy ASA (A Shares) .........        47,300               566,303
Frontline Ltd.* ....................        45,689                87,162
Frontline Ltd.--Warrants
  (expire 05/11/01)* ...............        26,628                     0
Irish Continental Group PLC ........        36,000               425,665
Knightsbridge Tankers Ltd. .........        64,500             1,342,406
OMI Corp.* .........................       335,000             1,088,750
                                                              ----------
                                                               3,510,286
                                                              ----------
  TOTAL BUSINESS SERVICES (4.2%)                              81,061,282
                                                              ----------
CAPITAL GOODS
AEROSPACE (0.2%)
British Aerospace PLC ..............       100,000               847,726
Loral Space & Communications*              120,000             2,137,500
Senior Engineering Group PLC .......       130,000               248,744
                                                              ----------
                                                               3,233,970
                                                              ----------
BUILDING & CONSTRUCTION (0.3%)
ABB AG .............................           300               352,169
Beazer Group PLC ...................       187,000               476,041
Bouygues ...........................        10,708             2,206,926
Daito Trust Construction Co.
  Ltd. .............................         2,800                24,291
Groupe GTM .........................         9,953             1,032,783
National House Industrial Co.
  Ltd. .............................        53,000               451,334
Technip SA .........................        10,350               973,987
Toda Corp. .........................        10,000                48,471
                                                              ----------
                                                               5,566,002
                                                              ----------
BUILDING MATERIALS & FOREST
  PRODUCTS (0.7%)
BPB PLC ............................       110,000               415,918
Fujikura Ltd. ......................        34,000               182,579
Holderbank Financiere Glarus
  AG--B ............................         1,385             1,642,005
Lafarge SA .........................         6,000               569,997
Louisiana-Pacific Corp. ............        30,000               549,375

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Martin Marietta Materials, Inc. .....   120,000                $7,462,500
Matsushita Electric Works Ltd. ......   104,000                 1,064,422
Nichiha Corp. .......................     9,700                    88,619
Rugby Group PLC .....................   447,460                   692,386
Unidare PLC .........................    85,500                   222,537
Unidare PLC--Units ..................     4,500                    11,713
                                                               ----------
                                                               12,902,051
                                                               ----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ..............   140,000                 1,389,455
General Electric Co. ................   209,900                21,422,919
Johnson Electric Holdings Ltd. ......   500,000                 1,284,327
Legrand SA ..........................     3,800                 1,006,852
Schneider SA ........................    10,000                   606,494
Sumitomo Electric Industries ........    56,000                   630,713
                                                               ----------
                                                               26,340,760
                                                               ----------
MACHINERY (1.5%)
AlliedSignal, Inc. ..................   138,400                 6,132,850
Bodycote International PLC ..........    30,000                   410,552
FKI PLC .............................   100,000                   222,954
Fujitec Co. Ltd. ....................    96,000                   619,300
IHC Caland N.V. .....................     8,000                   332,286
Keyence Corp. .......................     1,300                   160,124
KSB AG ..............................     2,600                   441,524
Legris Industries SA ................    17,300                   847,745
Misumi Corp. ........................    11,900                   226,717
Mori Seiki Co. Ltd. .................     8,000                    90,740
Nitta Corp. .........................     8,000                    45,654
Nitto Kohki Co. Ltd. ................     3,100                    25,547
Pall Corp. ..........................    12,000                   303,750
Schindler Holding AG
  Participating Certificate .........       915                 1,467,736
Schindler Holding AG
  Registered ........................       450                   767,772
Siebe PLC ...........................   220,000                   867,525
SMC Corp. ...........................     6,000                   479,575
Stork N.V. ..........................    18,000                   411,204
TI Group PLC ........................   123,795                   666,844
United Technologies Corp. ...........   121,900                13,256,625
Valmet Oyj ..........................    31,000                   413,418
Vestas Wind Systems A/S* ............     4,000                   214,314
                                                               ----------
                                                               28,404,756
                                                               ----------
  TOTAL CAPITAL GOODS (4.0%) ........                          76,447,539
                                                               ----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines, Inc.
  (Class B)* ........................         2                        79
KLM .................................     8,000                   241,973
Virgin Express Holdings PLC
  (ADR)* ............................    10,400                    83,200
                                                               ----------
                                                                  325,252
                                                               ----------
APPAREL, TEXTILE (0.1%)
Carli Gry International A/S .........     1,200                    72,402
Onward Kashiyama Co. Ltd. ...........    79,000                 1,062,667
                                                               ----------
                                                                1,135,069
                                                               ----------
AUTO RELATED (0.2%)
Continental AG ......................    55,000                 1,528,053
Minebea Co. Ltd. ....................    25,000                   286,664


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
NGK Spark Plug Co. ..................    14,000                $  142,791
Sumitomo Rubber Industries,
  Inc. ..............................   129,000                   616,136
                                                               ----------
                                                                2,573,644
                                                               ----------
AUTOS & TRUCKS (0.1%)
Bajaj Auto Ltd. (GDR) ...............     7,500                   113,438
Honda Motor Co. Ltd. ................    23,000                   756,136
UMW Holdings BHD ....................   170,000                   125,230
Volkswagen AG .......................     6,000                   485,329
                                                               ----------
                                                                1,480,133
                                                               ----------
FOOD SERVICES, LODGING (0.1%)
Accor SA ............................     2,200                   476,250
Choice Hotels Scandinavia ASA .......   108,000                   152,039
Compass Group PLC ...................    90,000                 1,030,997
                                                               ----------
                                                                1,659,286
                                                               ----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.4%)
Aiwa Co. Ltd. .......................    15,000                   396,101
Fisher & Paykel Industries Ltd. .....   120,000                   432,823
Hunter Douglas N.V. .................    20,298                   672,312
Koninklijke Philips Electronics
  N.V. ..............................     8,000                   536,770
Moulinex* ...........................    17,000                   261,562
Rubbermaid, Inc. ....................   166,000                 5,218,625
Sony Corp. ..........................    11,000                   802,215
                                                               ----------
                                                                8,320,408
                                                               ----------
LEISURE RELATED (2.0%)
Amer Group Ltd.* ....................    25,000                   258,387
Berjaya Sports Toto BHD .............   140,000                   122,210
Canal Plus ..........................     2,000                   545,666
Carnival Corp. (Class A) ............   179,100                 8,596,800
Cendant Corp.* ......................   185,300                 3,532,281
Cyrk, Inc.* .........................   220,600                 1,654,500
Disney (Walt) Co. ...................    82,900                 2,487,000
Granada Group PLC ...................    88,900                 1,571,599
Harley-Davidson, Inc. ...............   230,500                10,919,938
Hoyts Cinemas Group .................    30,000                    25,184
Ladbroke Group PLC ..................   279,118                 1,121,543
MGM Grand, Inc.* ....................   120,000                 3,255,000
Mirage Resorts, Inc.* ...............   156,100                 2,331,744
Nelvana Ltd.*+ ......................     8,000                   149,642
Nintendo Co. Ltd. ...................    13,700                 1,329,331
Nippon Broadcasting System ..........     5,000                   200,266
SHIMANO, INC. .......................    18,000                   464,953
Thomson Travel Group PLC ............   150,000                   409,304
VTech Holdings Ltd. .................    50,000                   218,142
                                                               ----------
                                                               39,193,490
                                                               ----------
PHOTO & OPTICAL (0.1%)
Essilor International ...............       500                   196,798
Fuji Photo Film Co. .................    37,000                 1,377,049
Gretag Imaging Group* ...............     9,000                   774,335
Noritsu Koki Co. Ltd. ...............    10,200                   221,444
                                                               ----------
                                                                2,569,626
                                                               ----------
RETAIL--GENERAL (3.0%)
Aldeasa SA ..........................    22,000                   863,777
BAA PLC .............................   108,800                 1,269,895
Boots Co. PLC .......................    74,700                 1,272,095

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Carrefour ..........................           500            $   377,404
Circuit City Stores-Circuit City
  Group ............................       159,300              7,955,044
Dixons Group PLC ...................        28,363                399,004
Genesis Direct, Inc.* ..............        94,400                737,500
Home Depot, Inc. ...................       107,900              6,602,131
Japan Airport Terminal Co. Ltd.             38,000                234,027
Kingfisher PLC .....................       152,326              1,648,665
Kohl's Corp.* ......................       137,800              8,466,087
Koninklijke Ahold NV ...............        10,000                369,562
Limited, Inc. ......................       312,500              9,101,562
Paris Miki, Inc. ...................         4,400                101,374
Sato Corp. .........................        16,000                283,562
Smith (W.H.) Group PLC .............        22,500                178,571
Tandy Corp. ........................       135,000              5,560,313
Wal-Mart Stores, Inc. ..............       156,400             12,736,825
                                                              -----------
                                                               58,157,398
                                                              -----------
  TOTAL CONSUMER CYCLICALS (6.0%)                             115,414,306
                                                              -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.0%)
Coca-Cola Co. ......................       129,600              8,667,000
Coca-Cola Enterprises, Inc. ........       186,000              6,649,500
Diageo PLC .........................        60,000                682,839
Fomento Economico Mexico
  ADR ..............................        20,000                532,500
Louis Dreyfus Citrus ...............         1,000                 25,065
Mercian Corp. ......................        48,000                196,083
Scottish & Newcastle PLC ...........       100,000              1,161,359
Whitbread PLC ......................        92,500              1,184,299
                                                              -----------
                                                               19,098,645
                                                              -----------
CONTAINERS (0.0%)
Schmalbach Lubeca AG ...............         8,300              1,145,515
                                                              -----------
DRUGS (2.5%)
Bristol-Myers Squibb Co. ...........        86,200             11,534,637
Daiichi Pharmaceutical Co. .........        79,000              1,336,385
Forest Laboratories, Inc.
  (Class A)* .......................        45,000              2,393,438
Merck KGAA .........................        18,700                841,584
Mylan Labs Inc. ....................        55,000              1,732,500
Novartis AG ........................           300                590,594
Orion-Yhtyma Oy (B Shares) .........        37,800                907,387
Pfizer, Inc. .......................        79,500              9,972,281
Sankyo Co. Ltd. ....................        17,000                372,087
Sanofi SA ..........................         9,000              1,481,349
Santen Pharmaceutical Co. Ltd. .....        42,000                807,621
Schering Plough Corp. ..............       285,200             15,757,300
Yamanouchi Pharmaceutical Co.
  Ltd. .............................        16,000                516,083
                                                              -----------
                                                               48,243,246
                                                              -----------
FOODS (1.4%)
Avonmore Waterford Group
  PLC ..............................        20,000                 62,467
Barry Callebaut AG .................         5,400              1,228,436
Campbell Soup Co. ..................       129,090              7,099,950
Huhtamaki Oy Series I ..............        11,550                439,443
Nestle SA ..........................         1,150              2,507,109
Nutreco Holding N.V. ...............         3,900                153,682
Orkla ASA ..........................        33,200                495,770
Parmalat Finanziaria Spa ...........       100,000                191,110


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Rite Aid Corp. .....................   173,000                $ 8,574,313
Tyson Foods, Inc. (Class A) ........   286,400                  6,086,000
                                                              -----------
                                                               26,838,280
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (1.7%)
Columbia/HCA Healthcare Corp.          421,700                 10,437,075
Medtronic, Inc. ....................   184,300                 13,684,275
PT Tempo Scan Pacific* .............   206,000                     10,944
Sun International Hotels Ltd.* .....    71,600                  3,253,325
Tenet Healthcare Corp.* ............   182,700                  4,795,875
                                                              -----------
                                                               32,181,494
                                                              -----------
RETAIL--FOOD (0.7%)
Delhaize-Le Lion SA ................     8,800                    773,850
Familymart Co. .....................    12,900                    644,714
Food Lion, Inc. (Class A) ..........   254,400                  2,703,000
Kroger Co.* ........................   159,000                  9,619,500
Seven-Eleven Japan Co. Ltd. ........     5,200                    419,318
                                                              -----------
                                                               14,160,382
                                                              -----------
SOAPS & TOILETRIES (1.1%)
Avon Products, Inc. ................   214,900                  9,509,325
Estee Lauder Companies
  (Class A) ........................    53,225                  4,550,737
Gillette Co. .......................   106,700                  5,154,944
Kao Corp. ..........................    66,000                  1,491,360
                                                              -----------
                                                               20,706,366
                                                              -----------
TOBACCO (1.4%)
Austria Tabakwerke AG ..............    12,300                    943,047
Japan Tobacco, Inc. ................       150                  1,501,994
Philip Morris Cos., Inc. ...........   407,400                 21,795,900
Seita ..............................    27,700                  1,734,502
Swedish Match AB ...................   111,801                    407,389
Tabacalera SA--A ...................    70,000                  1,763,299
                                                              -----------
                                                               28,146,131
                                                              -----------
  TOTAL CONSUMER
     NONCYCLICALS (9.8%) ...........                          190,520,059
                                                              -----------
CREDIT SENSITIVE
BANKS (3.3%)
Allied Irish Bank ..................   225,000                  4,013,178
Banca Nazionale del Lavoro
  (BNL)* ...........................    20,000                     55,881
Banca Nazionale del Lavoro
  (BNL)* ...........................   170,000                    508,406
Bancaria de Espana SA ..............    10,000                    258,584
Banco Bilbao Vizcaya SA ............   164,700                  2,578,508
Banco Central Hispanoamericano
  SA ...............................    60,000                    711,371
Banco Santander SA .................    58,200                  1,154,827
Bangkok Bank Public Co. Ltd.* ......    20,000                     41,265
Bank Austria AG ....................     6,305                    320,587
Bank of Ireland ....................    60,000                  1,334,107
Bank of Tokyo-Mitsubishi Ltd. ......    15,000                    155,516
BankAmerica Corp. ..................   272,727                 16,397,711
Banque Nationale de Paris ..........    13,700                  1,127,961
Barclays PLC .......................    18,000                    388,140
BPI-SGPS, SA .......................    12,800                    434,580
Chase Manhattan Corp. ..............    38,300                  2,606,794
Citigroup, Inc. ....................   368,000                 18,216,000
Dao Heng Bank Group Ltd. ...........    30,000                     92,743

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Erste Bank Der
  Oesterreichischen Sparkassen
  AG ................................           3,730          $   199,614
ForeningsSparbanken AB ..............          17,300              448,754
Istituto Bancario San Paolo di
  Torino Spa ........................          88,511            1,563,061
National Bank of Canada .............          30,000              484,060
Nordbanken Holding AB+ ..............          20,000              128,462
PT Bank Dagang Nasional
  Indonesia Tbk* ....................       1,230,000               11,531
Seventy-Seven Bank Co. Ltd. .........         123,000            1,231,635
Shizuoka Bank Ltd. ..................          25,000              309,038
Skandinaviska Enskilda Banken
  (Series A) ........................          56,000              591,421
Societe Generale ....................           6,000              971,464
State Bank of India (GDR) ...........          27,000              226,125
Suncorp-Metway Ltd. .................          32,858              152,936
Thai Farmers Bank Public Co.--
  Warrants (expire 09/15/02)* .......           2,875                  388
Toho Bank ...........................          10,000               41,471
Unicredito Italiano Spa .............         340,500            2,017,053
United Overseas Bank Ltd. ...........           4,000               25,697
Wells Fargo Co. .....................         118,100            4,716,619
Wing Hang Bank Ltd. .................         161,000              401,084
Yamaguchi Bank ......................          70,000              661,232
                                                               -----------
                                                                64,577,804
                                                               -----------
FINANCIAL SERVICES (2.8%)
Aiful Corp. .........................          19,600            1,191,458
Associates First Capital Corp.
  (Class A) .........................         148,200            6,279,975
CMAC Investment Corp. ...............          65,900            3,027,281
Credit Saison Co. ...................          26,000              641,648
Daiwa Securities Co. Ltd. ...........          16,000               54,728
Garban PLC* .........................           3,663               13,957
Household International, Inc. .......         276,500           10,956,312
MBNA Corp. ..........................         657,375           16,393,289
Merrill Lynch & Co., Inc. ...........          65,800            4,392,150
Morgan Stanley Dean Witter &
  Co. ...............................         111,400            7,909,400
Nichiei Co. Ltd. ....................           3,500              279,132
Peregrine Investment Holdings
  Ltd.* .............................         472,000                    0
PMI Group, Inc. .....................          48,600            2,399,625
Sanyo Shinpan Finance Co. Ltd. ......           3,000              108,994
Worms Et Compagnie ..................           2,500              145,362
                                                               -----------
                                                                53,793,311
                                                               -----------
INSURANCE (1.8%)
Aegon N.V. ..........................           5,000              613,984
ASR Verzekeringsgroep N.V. ..........          12,000            1,086,320
Catalana Occidente SA ...............           2,060               53,631
CGU PLC .............................          52,032              814,650
Cia de Seguros Imperio, SA* .........          98,000              798,793
Corporacion Mapfre ..................          24,000              650,155
Everest Reinsurance Holdings,
  Inc. ..............................         100,000            3,893,750
Fortis Amev N.V. ....................          18,000            1,491,453
Gallagher (Arthur J.) & Co. .........          65,000            2,868,125
ING Groep N.V. ......................          44,000            2,682,784



                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Irish Life PLC ......................     100,000              $   945,060
Kingsway Financial Services* ........      20,000                  156,148
Mediolanum Spa ......................      70,000                  518,597
Providian Financial Corp. ...........     130,500                9,787,500
Royal & Sun Alliance Insurance
  Group PLC .........................     100,936                  824,171
Sampo Insurance Co. (A Shares)             22,000                  834,878
SunAmerica, Inc. ....................      89,000                7,220,125
Trygg-Hansa AB (B Shares)* ..........       3,600                  108,501
United Assurance Group PLC ..........      71,600                  649,263
                                                               -----------
                                                                35,997,888
                                                               -----------
MORTGAGE RELATED (0.1%)
Freddie Mac .........................      20,000                1,288,750
                                                               -----------
REAL ESTATE (0.1%)
Boardwalk Equities, Inc.* ...........      26,000                  285,882
Cheung Kong Holdings Ltd. ...........      40,000                  287,844
City Developments Ltd. ..............       4,000                   17,333
Daibiru Corp. .......................       4,000                   25,521
Green Property PLC ..................     120,000                  678,208
Sumitomo Realty &
  Development Co. Ltd. ..............      14,000                   45,529
                                                               -----------
                                                                 1,340,317
                                                               -----------
UTILITY--ELECTRIC (0.5%)
AES Corp.* ..........................     187,400                8,878,075
Cia Paranaense de Energia-Copel
  (ADR) .............................      54,000                  384,750
Electricidade de Portugal SA ........       5,000                  110,134
Fortum Oyj* .........................      44,938                  273,209
Hong Kong Electric Holdings
  Ltd. ..............................     179,000                  542,967
                                                               -----------
                                                                10,189,135
                                                               -----------
UTILITY--GAS (0.2%)
Anglian Water PLC ...................     120,027                1,657,551
Anglian Water PLC (B Shares)* .......     128,600                  104,845
Scottish Power PLC ..................     220,000                2,260,324
                                                               -----------
                                                                 4,022,720
                                                               -----------
UTILITY--TELEPHONE (1.0%)
British Telecommunications PLC            186,600                2,811,326
Cable & Wireless PLC ................      90,000                1,106,619
Frontier Corp. ......................     225,000                7,650,000
Nippon Telegraph & Telephone
  Corp. .............................         185                1,429,508
Swisscom AG* ........................       5,000                2,096,245
Telecom Italia Spa ..................      84,000                  716,299
Telecom Italia Spa ..................     110,800                  696,898
Telefonica de Espana ................      40,000                1,775,964
Telefonica S.A.--Bonus Rights* ......         800                      709
Telekom Malaysia BHD ................      38,500                   70,902
Telekomunikacja Polska S.A.
  (GDR)* ............................     155,000                  790,500
                                                               -----------
                                                                19,144,970
                                                               -----------
  TOTAL CREDIT SENSITIVE (9.8%) .....                          190,354,895
                                                               -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC ..............................     164,117                1,035,596
OMV AG ..............................       1,400                  131,935
                                                               -----------
                                                                 1,167,531
                                                               -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
OIL--DOMESTIC (1.0%)
Apache Corp. .......................         30,000           $   759,375
Atlantic Richfield Co. .............         65,500             4,273,875
Louis Dreyfus Natural Gas
  Corp.* ...........................        245,400             3,496,950
Tom Brown, Inc.* ...................        141,000             1,414,406
USX-Marathon Group, Inc. ...........        278,200             8,380,775
                                                              -----------
                                                               18,325,381
                                                              -----------
OIL--INTERNATIONAL (0.3%)
British Petroleum Co. PLC ..........         98,700             1,473,882
Gulf Indonesia Resources Ltd.* .....         17,900               116,350
Oil Search Ltd. ....................          5,600                 5,662
Repsol SA ..........................         13,950               743,044
Shell Transport & Trading Co.
  PLC ..............................        178,950             1,099,419
Talisman Energy, Inc.* .............          1,000                17,534
Total SA--B ........................         26,234             2,656,489
                                                              -----------
                                                                6,112,380
                                                              -----------
OIL--SUPPLIES & CONSTRUCTION (0.2%)
Fracmaster Ltd. ....................         92,800               271,698
Fugro N.V. .........................         10,000               234,304
Noble Drilling Corp.* ..............        292,100             3,779,044
Stolt Comex Seaway, S.A. (ADR)*              50,000               281,250
                                                              -----------
                                                                4,566,296
                                                              -----------
  TOTAL ENERGY (1.6%) ..............                           30,171,588
                                                              -----------
TECHNOLOGY
ELECTRONICS (4.3%)
Altera Corp.* ......................         11,900               724,413
Cisco Systems, Inc.* ...............        258,500            23,992,031
Disco Corp. ........................          4,000               116,970
Fujimi, Inc. .......................          6,000               208,418
Intel Corp. ........................        114,800            13,610,975
Micron Technology, Inc.* ...........         88,400             4,469,725
Micronics Japan Co. Ltd. ...........          7,000               102,348
Motorola, Inc. .....................        189,500            11,571,344
Murata Manufacturing Co., Ltd. .....          7,000               290,917
Nikon Corp. ........................         60,000               584,847
Rohm Co. Ltd. ......................         10,000               911,830
Sanmina Corp.* .....................         88,400             5,525,000
Solectron Corp.* ...................        181,600            16,877,450
Sterling Commerce, Inc.* ...........         75,000             3,375,000
TDK Corp. ..........................          2,000               183,075
The Swatch Group AG ................          4,850               727,588
Tokyo Cathode Laboratory Co. .......          4,100                27,757
Yokogawa Electric Corp. ............         12,000                59,548
                                                              -----------
                                                               83,359,236
                                                              -----------
OFFICE EQUIPMENT (2.9%)
Barco N.V. .........................          4,314             1,210,466
Canon, Inc. ........................         10,000               214,001
Ceridian Corp.* ....................        181,300            12,657,006
Compaq Computer Corp. ..............        361,300            15,152,019
Dell Computer Corp.* ...............        259,400            18,984,837
Policy Management Systems
  Corp.* ...........................        157,300             7,943,650
                                                              -----------
                                                               56,161,979
                                                              -----------
OFFICE EQUIPMENT SERVICES (2.7%)
Computer Sciences Corp. ............         48,000             3,093,000
Data Communication System Co.                11,700               238,977


                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
First Data Corp. ...................       312,200            $ 9,892,837
Frontec AB (B Shares)* .............       105,000                450,051
Fuji Soft ABC, Inc. ................        11,900                606,336
HBO & Co. ..........................       330,923              9,493,354
Mettler-Toledo International,
  Inc.* ............................        45,900              1,288,069
Microsoft Corp.* ...................       108,500             15,047,594
Misys PLC ..........................       125,000                910,431
Nippon System Development ..........        29,000                899,424
Novell, Inc.* ......................       573,400             10,392,875
                                                              -----------
                                                               52,312,948
                                                              -----------
TELECOMMUNICATIONS (3.4%)
AirTouch Communications, Inc.*              90,000              6,491,250
America Online, Inc. ...............        89,000             14,240,000
Asia Satellite Telecommunications
  Holdings Ltd. ....................       120,000                213,753
Clearnet Communications, Inc.
  (Class A)* .......................        75,000                609,375
DDI Corp. ..........................           140                521,046
Energis PLC* .......................        40,000                891,817
Esprit Telecom Group PLC
  (ADR)* ...........................        65,100              3,043,425
Fore Systems, Inc.* ................       270,900              4,960,856
Global TeleSystems Group, Inc.*             77,700              4,331,775
Helsinki Telephone Corp. ...........        18,300              1,087,459
Hyperion Telecommunications,
  Inc. (Class A)* ..................        74,100              1,120,763
Keppel Telecommunications &
  Transportation Ltd. ..............       193,000                127,497
MCI WorldCom, Inc.* ................       134,860              9,676,205
Mobistar SA* .......................         8,000                401,504
NetCom Systems AB (B Shares)*                4,000                163,049
Nextel Communications, Inc.
  (Class A)* .......................       121,900              2,879,888
NTL, Inc.* .........................        62,600              3,532,988
Orange PLC* ........................        94,000              1,092,459
PT Indosat .........................       419,000                546,009
PT Telekomunikasi Indonesia ........       309,000                104,288
SK Telecom Co. Ltd. (ADR) ..........        22,701                231,266
Tele-Communications TCI
  Ventures Group (Class A)* ........       363,000              8,553,187
Videsh Sanchar Nigam Ltd.
  (GDR)+ ...........................        14,400                176,400
Videsh Sanchar Nigam Ltd.
  (GDR) ............................        14,000                157,500
Vodafone Group PLC .................        80,000              1,299,125
                                                              -----------
                                                               66,452,884
                                                              -----------
  TOTAL TECHNOLOGY (13.3%) .........                          258,287,047
                                                              -----------
DIVERSIFIED
MISCELLANEOUS (1.2%)
BTR PLC (B Shares) .................       180,000                103,325
Citic Pacific Ltd. .................        60,000                129,336
First Pacific Co. ..................       397,685                189,930
Hagemeyer N.V. .....................         8,000                292,241
Montedison Spa .....................     1,113,000              1,477,493
Smith (Howard) Ltd. ................        35,000                231,533
Suez Lyonnaise des Eaux ............         3,000                616,155
Tomkins PLC ........................        37,500                176,887
Tyco International Ltd. ............       243,700             18,384,119
Vivendi ............................         8,400              2,179,086
                                                              -----------
  TOTAL DIVERSIFIED (1.2%) .........                           23,780,105
                                                              -----------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (50.7%)
  (Cost $733,680,790) ...............                          $981,481,155
                                                               ------------
PREFERRED STOCKS:
BASIC MATERIALS (0.1%)
CHEMICALS
Henkel KGAA .........................       15,180                1,320,792
                                                               ------------
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG ..................       15,000                  718,272
                                                               ------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ...............       30,600                1,740,375
                                                               ------------
  TOTAL BUSINESS SERVICES (0.1%)                                  2,458,647
                                                               ------------
CAPITAL GOODS (0.0%)
AEROSPACE
Loral Space & Communications
  6.0% Conv. ........................       18,400                  969,450
                                                               ------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Finance
  Trust
  8.5% Conv. ........................        4,050                  280,462
                                                               ------------
LEISURE RELATED (0.2%)
Royal Caribbean Cruises Ltd.
  7.25% Series A ....................       22,300                2,564,500
                                                               ------------
RETAIL--GENERAL (0.0%)
Hornbach Holding AG .................        8,010                  478,245
                                                               ------------
  TOTAL CONSUMER CYCLICALS (0.2%)                                 3,323,207
                                                               ------------
CONSUMER NONCYCLICALS (0.0%)
HOSPITAL SUPPLIES & SERVICES
Fresenius AG ........................        1,000                  210,021
                                                               ------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv. Series A .............       39,700                2,759,150
                                                               ------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ ......................       30,800                  974,050
Times Mirror Co. ....................       11,900                  663,425
                                                               ------------
                                                                  1,637,475
                                                               ------------
TELECOMMUNICATIONS (0.7%)
AirTouch Communications, Inc.
  4.25% Conv., Series C .............       22,700                2,338,100
ICG Communications, Inc.
  6.75% Conv. .......................       14,600                  777,450
Intermedia Communications,
  Inc.:
  7.0% Conv.+ .......................       21,400                  547,038
  7.0% Conv. Series D ...............       22,200                  567,487
IXC Communications, Inc.:
  6.75% Conv. .......................        6,700                  221,938
  6.75% Conv.+ ......................       28,800                  954,000
Nextel Strypes Trust
  7.25% Conv. .......................       82,200                1,685,100


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Nokia Oyj (A Shares) ................       28,200             $  3,428,941
WinStar Communications, Inc.
  7.0% Conv. ........................       52,300                2,484,250
                                                               ------------
                                                                 13,004,304
                                                               ------------
  TOTAL TECHNOLOGY (0.8%) ...........                            14,641,779
                                                               ------------
TOTAL PREFERRED STOCKS (1.3%)
  (Cost $23,282,369) ................                            25,683,046
                                                               ------------
                                          PRINCIPAL
                                            AMOUNT
                                         -----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.2%)
Clear Channel
  Communications, Inc.
  2.625% Conv., 04/01/03 ............    $ 700,000                  759,500
Mail-Well, Inc.
  5.0% Conv., 11/01/02 ..............      780,000                  702,000
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ............    1,280,000                  601,600
  4.25% Conv., 11/01/02 .............      680,000                  319,600
Tele-Communications, Inc.
  4.5%, 02/15/06 ....................    2,115,000                2,273,625
                                                               ------------
                                                                  4,656,325
                                                               ------------
PROFESSIONAL SERVICES (0.1%)
Personnel Group of America:
  5.75% Conv., 07/01/04+ ............      370,000                  428,275
  5.75% Conv., 07/01/04 .............      670,000                  775,525
                                                               ------------
                                                                  1,203,800
                                                               ------------
  TOTAL BUSINESS SERVICES (0.3%).....                             5,860,125
                                                               ------------
CAPITAL GOODS (0.1%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02+ .............      690,000                1,166,100
  5.0% Conv., 10/01/02 ..............      200,000                  338,000
                                                               ------------
                                                                  1,504,100
                                                               ------------
CONSUMER CYCLICALS (0.1%)
RETAIL--GENERAL
Office Depot, Inc.
  Zero Coupon, 11/01/08 .............    1,895,000                1,589,431
                                                               ------------
CONSUMER NONCYCLICALS
DRUGS (0.5%)
MedImmune, Inc.:
  7.0% Conv., 07/01/03 ..............      860,000                4,347,300
  7.0% Conv. Sub. Note,
     07/01/03+ ......................      410,000                2,072,550
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00+ ............      580,000                  793,150
  4.25% Conv., 05/31/00 .............      695,000                  950,413
                                                               ------------
                                                                  8,163,413
                                                               ------------
HOSPITAL SUPPLIES & SERVICES (0.2%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 .............    1,095,000                1,396,125
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ .........    1,130,000                    5,650

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ----------------------   ------------------
RES-Care, Inc.:
  6.0% Conv., 12/01/04 ............   $   145,000              $    199,919
  6.0% Conv., 12/01/04+ ...........     1,095,000                 1,518,628
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ............       665,000                   992,512
                                                               ------------
                                                                  4,112,834
                                                               ------------
MEDIA & CABLE (1.8%)
Time Warner Entertainment Co.
  8.375%, 03/15/23 ................    23,580,000                28,625,649
Turner Broadcasting System, Inc.
  8.375%, 07/01/13 ................     5,530,000                 6,609,898
                                                               ------------
                                                                 35,235,547
                                                               ------------
  TOTAL CONSUMER NONCYCLICALS (2.5%)                             47,511,794
                                                               ------------
CREDIT SENSITIVE
ASSET BACKED (0.8%)
Chase Credit Card Master Trust
  6.0%, 08/15/05 ..................    15,000,000                15,206,250
                                                               ------------
BANKS (0.8%)
Citicorp
  6.375%, 11/15/08 ................    15,000,000                15,525,450
                                                               ------------
FINANCIAL SERVICES (1.1%)
Household Finance Corp.
  6.5%, 11/15/08 ..................    20,100,000                20,868,865
                                                               ------------
MORTGAGE RELATED (11.8%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 .............    19,599,534                20,028,274
  7.0%, 01/01/12 ..................     4,132,014                 4,222,402
  7.5%, 04/01/28 ..................     9,986,462                10,251,733
Federal National Mortgage
  Association:
  6.5%, 06/01/11 ..................    32,609,640                33,068,131
  6.5%, 09/01/11 ..................    13,408,739                13,597,266
  7.0%, 05/01/26 ..................     5,350,185                 5,458,848
  7.0%, 09/01/27 ..................     1,839,305                 1,876,091
  7.0%, 01/01/28 ..................     8,310,140                 8,471,149
  6.5%, 03/01/28 ..................     5,868,948                 5,901,961
  6.5%, 07/01/28 ..................       421,186                   423,555
  6.5%, 09/01/28 ..................     5,957,688                 5,991,200
  6.5%, 10/01/28 ..................     5,917,730                 5,951,017
  8.0%, 12/01/28 ..................    15,600,000                16,152,552
Government National Mortgage
  Association:
  7.0%, 12/15/25 ..................       121,551                   124,323
  7.0%, 07/15/27 ..................     9,713,559                 9,935,125
  7.0%, 02/15/28 ..................    25,196,908                25,771,650
  6.5%, 03/15/28 ..................    11,943,106                12,058,835
  6.5%, 04/15/28 ..................     8,545,241                 8,628,045
  6.5%, 05/15/28 ..................     2,758,121                 2,784,847
  7.0%, 06/15/28 ..................        46,617                    47,680
  7.0%, 10/15/28 ..................        97,063                    99,277
  7.0%, 12/15/28 ..................    37,924,771                38,789,834
                                                               ------------
                                                                229,633,795
                                                               ------------
U.S. GOVERNMENT (20.9%)
U.S. Treasury:
  6.0% Note, 08/15/00 .............    38,495,000                39,288,959
  6.25% Note, 04/30/01 ............    44,000,000                45,553,772


                                             PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
                                      ----------------------   ------------------
  6.5% Note, 08/31/01 .............   $96,740,000              $101,123,580
  6.5% Note, 05/31/02 .............    51,000,000                53,852,838
  5.75% Note, 08/15/03 ............    30,945,000                32,298,844
  4.25% Note, 11/15/03 ............    20,195,000                19,929,941
  6.875% Note, 05/15/06 ...........    30,435,000                34,401,076
  6.125% Bond, 11/15/27 ...........    51,525,000                57,708,000
  5.25% Bond, 11/15/28 ............    19,935,000                20,433,375
                                                               ------------
                                                                404,590,385
                                                               ------------
UTILITY--ELECTRIC (1.4%)
Consolidated Edison, Inc.
  Series 98-A
  6.25%, 02/01/08 .................    25,780,000                27,062,813
                                                               ------------
  TOTAL CREDIT SENSITIVE (36.8%)                                712,887,558
                                                               ------------
ENERGY (0.3%)
GAS
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ...............     7,730,000                 6,371,530
                                                               ------------
TECHNOLOGY
ELECTRONICS (2.0%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ...........     2,925,000                 2,895,750
America Online, Inc.
  4.0% Conv., 11/15/02 ............       865,000                 5,320,831
EMC Corp.
  3.25% Conv., 03/15/02 ...........       525,000                 1,977,937
HNC Software, Inc.
  4.75% Conv., 03/01/03 ...........     1,095,000                 1,204,500
Hutchinson Technology, Inc.:
  6.0%, 03/15/05+ .................       325,000                   452,969
  6.0%, 03/15/05 ..................     1,330,000                 1,853,688
Level One Communications, Inc.:
  4.0% Conv., 09/01/04+ ...........       790,000                 1,151,425
  4.0% Conv., 09/01/04 ............       520,000                   757,900
Micron Technology, Inc.
  7.0% Conv., 07/01/04 ............       845,000                   904,150
Motorola, Inc.
  6.5%, 11/15/28 ..................     9,290,000                 9,385,037
Network Associates, Inc.:
  Zero Coupon, 02/13/18+ ..........     2,610,000                 1,601,888
  Zero Coupon, 02/13/18 ...........       320,000                   196,400
Photronics, Inc.
  6.0% Conv., 06/01/04 ............     1,995,000                 2,119,687
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ...........     1,720,000                 4,091,450
Solectron Corp.
  6.0% Conv., 03/01/06+ ...........     1,770,000                 4,871,925
                                                               ------------
                                                                 38,785,537
                                                               ------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.
  5.75% Conv., 10/01/06+ ..........     1,605,000                 2,602,106
  5.75% Conv., 10/01/06 ...........       630,000                 1,021,387
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ...........     2,665,000                 3,011,450
                                                               ------------
                                                                  6,634,943
                                                               ------------
  TOTAL TECHNOLOGY (2.3%) .........                              45,420,480
                                                               ------------
TOTAL LONG-TERM DEBT SECURITIES (42.4%)
  (Amortized Cost $788,368,107)                                 821,145,018
                                                               ------------

THE HUDSON RIVER TRUST
ALLIANCE BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


                                          PRINCIPAL           VALUE
                                            AMOUNT          (NOTE 1)
                                        -------------  ------------------
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER
Commerzbank
  5.2%, due 02/04/99 ..................  $ 7,575,000     $    7,537,798
Procter & Gamble Co.
  5.15%, due 02/12/99 .................   10,000,000          9,939,917
                                                         --------------
  TOTAL COMMERCIAL PAPER (0.9%)                              17,477,715
                                                         --------------
TIME DEPOSITS (1.5%)
Chase Manhattan Corp.
  4.5%, due 01/04/99 ..................   28,800,000         28,800,000
                                                         --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.
  4.7%, due 01/04/99 ..................   56,700,000         56,677,792
  5.1%, due 01/14/99 ..................   10,000,000          9,981,656
                                                         --------------
  TOTAL U.S. GOVERNMENT AGENCIES (3.4%)                      66,659,448
                                                         --------------
TOTAL SHORT-TERM DEBT SECURITIES (5.8%)
  (Amortized Cost $112,937,163)                             112,937,163
                                                         --------------
TOTAL INVESTMENTS (100.2%)
  (Cost/Amortized Cost $1,658,268,429)                    1,941,246,382
OTHER ASSETS
  LESS LIABILITIES (-0.2%) ............                      (4,806,721)
                                                         --------------
NET ASSETS (100.0%) ...................                  $1,936,439,661
                                                         ==============


DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments
Canada ...........................       0.1%
France ...........................       1.0
Germany ..........................       0.5
Japan ............................       1.9
Latin America ....................       0.1
Netherlands ......................       0.6
Scandinavia ......................       0.6
Southeast Asia ...................       0.3
Spain ............................       0.5
Switzerland ......................       0.6
United Kingdom ...................       2.2
United States** ..................      90.1
Other European Countries .........       1.5
                                       -----
                                       100.0%
                                       =====





----------
*    Non-income producing.
**   Includes Short-Term Debt Securities of 5.8%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $30,974,585 or 1.6% of net assets.
(a)  On July 15, 1998, this security defaulted on its interest payment.
     Glossary:
     ADR--American Depository Receipt
     GDR--Global Depository Receipt


                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
COMMON STOCKS AND OTHER
  INVESTMENTS:
BASIC MATERIALS
CHEMICALS (0.4%)
AGA AB (A Shares) ...................           3,400          $   45,147
Akzo Nobel N.V. .....................          28,000           1,274,828
Bayer AG ............................          25,400           1,066,145
Georgia Gulf Corp. ..................         292,000           4,690,250
GP Batteries International Ltd. .....         180,000             384,000
GP Batteries International Ltd.--
  Warrants (expire 11/15/00)* .......           5,750               2,736
Imperial Chemical Industries
  PLC ...............................          15,000             130,029
Indo Gulf Corp. Ltd. (GDR)+ .........          50,000              32,885
Ishihara Sangyo Kaisha Ltd.* ........          14,000              22,951
Johnson Matthey PLC .................          80,000             540,415
L'Air Liquide .......................           1,500             275,069
Linde AG ............................             100              60,606
Royal Group Technologies Ltd.*                 10,000             221,535
Solvay SA ...........................           1,200              89,905
Sumitomo Chemical Co. Ltd. ..........          28,000             109,171
Toray Industries, Inc. ..............          29,000             151,617
UBE Industries Ltd. .................          14,000              21,214
                                                               ----------
                                                                9,118,503
                                                               ----------
CHEMICALS--SPECIALTY (0.4%)
Great Lakes Chemical Corp. ..........         127,700           5,108,000
Kyowa Hakko Kogyo Co. ...............           8,000              39,557
NGK Insulators ......................           6,000              77,466
SGL Carbon AG+ ......................          15,000             908,191
Solutia Inc. ........................         125,000           2,796,875
UCAR International, Inc.* ...........           5,000              89,062
                                                               ----------
                                                                9,019,151
                                                               ----------
METALS & MINING (0.0%)
Degussa AG ..........................           2,500             138,014
Granges AB ..........................             550               7,949
Japan Energy Corp. ..................          19,000              18,015
Randgold Resources Ltd.
  (GDR)*+ ...........................           7,600              19,000
Rio Tinto Ltd. ......................           5,800              68,787
Rio Tinto PLC .......................          26,000             302,386
Toho Titanium .......................          47,000             258,635
WMC Ltd. ............................          40,700             122,699
                                                               ----------
                                                                  935,485
                                                               ----------
PAPER (0.1%)
Amcor Ltd. ..........................           8,900              38,027
Enso Oyj (R Shares) .................          30,000             268,291
Grupo Industrial Durango
  (ADR)* ............................          12,000              66,000
Mayr-Melnhof Karton AG ..............          20,000             934,715
Nippon Paper Industries Co. .........           2,000               9,109
Svenka Cellulosa (Series B) .........           3,200              69,963
UPM-Kymmene Oyj .....................           3,292              91,678
                                                               ----------
                                                                1,477,783
                                                               ----------
STEEL (0.1%)
Broken Hill Proprietary Co. Ltd.               50,000             368,231
Nippon Steel Corp. ..................         170,000             308,817
NKK Corp. ...........................          85,000              57,997
Sumitomo Metal Industries ...........         224,000             256,057
                                                               ----------
                                                                  991,102
                                                               ----------
  TOTAL BASIC MATERIALS (1.0%) ......                          21,542,024
                                                               ----------


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (1.0%)
B.U.S. Berzelius Umwelt-Service
  AG ................................        21,600            $  336,994
Matsuda Sangyo Co. Ltd. .............         3,000                27,381
Powerscreen International PLC .......       160,000               300,822
Rentokil Initial PLC ................       160,000             1,205,950
Republic Services, Inc.
  (Class A)* ........................       221,100             4,076,531
Waste Management, Inc. ..............       312,895            14,588,729
                                                               ----------
                                                               20,536,407
                                                               ----------
PRINTING, PUBLISHING &
  BROADCASTING (4.4%)
British Sky Broadcasting Group
  PLC ...............................        50,476               383,386
Cablevision Systems Corp.
  (Class A)* ........................       254,000            12,747,625
CBS Corp. ...........................       955,250            31,284,437
Comcast Corp. (Class A) SPL .........        74,500             4,372,219
Elsevier N.V. .......................        66,445               930,563
Fox Entertainment Group, Inc.
  (Class A)* ........................       117,800             2,967,088
Grupo Televisa S.A. (GDR)* ..........        20,000               493,750
Liberty Media Group (Class A)*              294,024            13,543,480
MediaOne Group, Inc.* ...............       121,000             5,687,000
Nippon Television Network
  Corp. .............................         1,080               318,689
Reed International PLC ..............       100,000               782,004
Schibsted ASA .......................        14,000               176,826
Seat Pagine Gialle Spa* .............     4,900,000             4,622,921
Star Publications BHD ...............        20,000                19,890
Tele-Communications, Inc.
  (Class A)* ........................       109,300             6,045,656
Tokyo Broadcasting System, Inc.              87,000               973,691
Toppan Printing Co. .................         7,000                85,600
United News & Media PLC .............        90,000               789,158
USA Networks, Inc.* .................        19,800               655,875
Viacom, Inc. (Class B)* .............        55,300             4,092,200
                                                               ----------
                                                               90,972,058
                                                               ----------
PROFESSIONAL SERVICES (0.6%)
Adecco SA ...........................           275               125,720
Apcoa Parking AG ....................         3,000               212,421
Content Beheer N.V.+ ................        40,000               683,742
Cordiant Communications Group
  PLC ...............................       200,000               349,406
Marlborough International PLC*               93,600               299,304
Meitec Corp. ........................        34,600               864,617
Modis Professional Services, Inc.*           39,647               574,882
Nielsen Media Research, Inc. ........       360,900             6,496,200
WPP Group PLC .......................       260,000             1,582,227
                                                               ----------
                                                               11,188,519
                                                               ----------
TRUCKING, SHIPPING (0.4%)
Brambles Industries Ltd. ............        80,000             1,948,541
Frontline Ltd.* .....................       130,540               249,034
Frontline Ltd.--Warrants
  (expire 05/11/01)* ................        76,080                     0
Irish Continental Group PLC .........        80,000               945,922
Knightsbridge Tankers Ltd. ..........       110,700             2,303,944
Mitsui O.S.K. Lines Ltd. ............        19,000                30,642
Nippon Yusen K.K. ...................        13,000                41,125

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
OMI Corp.* ..........................       677,900            $ 2,203,175
Peninsular & Oriental Steam
  Navigation Co. ....................        10,466                123,725
                                                               -----------
                                                                 7,846,108
                                                               -----------
  TOTAL BUSINESS SERVICES (6.4%)                               130,543,092
                                                               -----------
CAPITAL GOODS
AEROSPACE (0.2%)
British Aerospace PLC ...............       110,000                932,498
Loral Space &
  Communications*+ ..................       220,000              3,918,750
Rolls-Royce .........................        22,528                 93,333
                                                               -----------
                                                                 4,944,581
                                                               -----------
BUILDING & CONSTRUCTION (0.1%)
ABB AG ..............................           300                352,169
CSR Ltd. ............................        16,900                 41,318
Daito Trust Construction Co.
  Ltd. ..............................         2,200                 19,086
Hochtief AG .........................         1,500                 58,956
Japan Industrial Land
  Development .......................        10,000                 18,786
Kaneshita Construction ..............        26,000                142,844
MacMahon Holdings Ltd. ..............       600,000                180,148
Mitsui Home Co. Ltd. ................        20,000                 92,158
Nanno Construction Co. Ltd. .........        23,000                 25,680
Nippon Denwa Shisetsu ...............         4,000                 13,824
Nishimatsu Construction Co. .........         4,000                 23,394
Obayashi Corp. ......................        12,000                 57,634
Oriental Construction Co. ...........         1,900                  7,307
PS Corp. ............................        26,600                101,356
Sanyo Engineering &
  Construction Co. ..................         9,000                 33,017
Skanska AB (Series B) ...............         1,620                 45,024
Toda Corp. ..........................        13,000                 63,013
United Engineers Malaysia
  BHD* ..............................        11,000                  5,611
YTL Corp. BHD .......................        16,500                 15,011
                                                               -----------
                                                                 1,296,336
                                                               -----------
BUILDING MATERIALS & FOREST
  PRODUCTS (1.0%)
Blue Circle Industries PLC ..........        13,338                 68,796
BPB PLC .............................       130,000                491,539
Cie de St. Gobain ...................         3,150                444,646
Dahl International AB+ ..............        36,000                355,742
Fujikura Ltd. .......................       132,000                708,835
Furukawa Electric Co. ...............        13,000                 44,351
Heidelberg Zement AG ................         1,100                 86,469
Holderbank Financiere Glarus
  AG--B .............................            80                 94,845
Lafarge SA ..........................         8,000                759,996
Louisana Pacific Corp. ..............        57,000              1,043,813
Martin Marietta Materials, Inc. .....       241,200             14,999,625
Nichiha Corp. .......................        40,700                371,836
Portland Valderrivas SA .............        13,200                538,700
Rexam PLC ...........................        10,205                 28,356
RMC Group PLC .......................         4,518                 61,867
Taiheiyo Cement Corp. ...............        11,000                 27,585
Unidare PLC .........................       434,300              1,130,384


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Unidare PLC--Units ..................         1,700            $     4,425
Wolseley PLC ........................        10,088                 63,782
                                                               -----------
                                                                21,325,592
                                                               -----------
ELECTRICAL EQUIPMENT (1.3%)
Daikin Industries Ltd. ..............         5,000                 49,623
General Electric Co. ................       235,000             23,984,688
General Electric Co. PLC ............        50,000                451,316
Kinden Corp. ........................         5,000                 76,119
Schneider SA ........................        14,000                849,092
Sumitomo Electric Industries ........        31,000                349,145
                                                               -----------
                                                                25,759,983
                                                               -----------
MACHINERY (1.4%)
AlliedSignal, Inc. ..................       141,800              6,283,512
Amada Co. Ltd. ......................         5,000                 24,236
Asahi Diamond Industry Co. Ltd.              15,000                 74,701
Cie Generale de Geophysique
  SA (ADR)* .........................        84,000                913,500
Construcciones y Auxiliar de
  Ferrocarrites SA ..................         3,000                 91,824
Ebara Corp. .........................         5,000                 43,110
Fanuc Ltd. ..........................         5,900                202,331
IHC Caland N.V. .....................        17,000                706,108
Kalmar Industries AB+ ...............        10,000                106,229
Keyence Corp. .......................        10,200              1,256,358
Mori Seiki Co. Ltd. .................        20,000                226,850
Namura Shipbuilding .................         7,000                 13,336
Nireco ..............................         9,000                 26,717
Nitta Corp. .........................        38,600                220,278
Nitto Kohki Co. Ltd. ................        23,600                194,488
Pall Corp. ..........................        45,000              1,139,063
Rofin-Sinar Technologies, Inc.* .....        18,000                168,750
Siebe PLC ...........................       140,000                552,061
SMC Corp. ...........................        10,900                871,227
Sodick Co.* .........................       110,000                233,939
Thai Engine Manufacturing
  Public Co. Ltd.* ..................       100,000                 25,034
United Technologies Corp. ...........       133,700             14,539,875
Vestas Wind Systems A/S* ............         6,450                345,581
                                                               -----------
                                                                28,259,108
                                                               -----------
  TOTAL CAPITAL GOODS (4.0%) ........                           81,585,600
                                                               -----------
CONSUMER CYCLICALS
AIRLINES (0.0%)
British Airways PLC .................        45,000                303,422
Cathay Pacific Airways ..............        41,000                 40,750
Japan Air Lines Co.* ................        24,000                 63,376
KLM .................................        14,000                423,452
Virgin Express Holdings PLC
  (ADR)* ............................        20,000                160,000
                                                               -----------
                                                                   991,000
                                                               -----------
APPAREL, TEXTILE (0.1%)
Carli Gry International A/S .........        20,000              1,206,693
King Co. ............................        46,000                 61,143
PT Great River International ........     1,709,000                 58,747
Teijin Ltd. .........................        18,000                 66,354
                                                               -----------
                                                                 1,392,937
                                                               -----------
AUTO RELATED (0.2%)
Autoliv, Inc.+ ......................        19,100                686,545
Bridgestone Corp. ...................        13,000                295,481
DaimlerChrysler AG* .................        20,100              1,996,124

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Michelin (CGDE), (Class B) ........       8,000              $   319,885
Minebea Co. Ltd. ..................      43,000                  493,062
NGK Spark Plug Co. ................      14,000                  142,791
                                                             -----------
                                                               3,933,888
                                                             -----------
AUTOS & TRUCKS (0.1%)
Fiat Spa ..........................      74,250                  257,753
Honda Motor Co. Ltd. ..............      33,000                1,084,892
Perusahaan Otomobil Nasional ......       9,000                    9,530
PSA Peugeot Citroen ...............         570                   88,210
                                                             -----------
                                                               1,440,385
                                                             -----------
FOOD SERVICES, LODGING (0.2%)
Accor SA ..........................       7,000                1,515,341
Choice Hotels Scandinavia ASA .....     100,000                  140,777
Compass Group PLC .................     150,000                1,718,329
Fujita Kanko, Inc. ................       3,000                   26,664
Restaurant Brands New Zealand
  Ltd.+ ...........................     300,000                  170,602
Sanyo Pax Co. Ltd. ................      33,000                  228,090
Thistle Hotels PLC+ ...............     114,035                  206,811
                                                             -----------
                                                               4,006,614
                                                             -----------
HOUSEHOLD FURNITURE,
  APPLIANCES (0.5%)
Aiwa Co. Ltd. .....................      19,000                  501,728
Elamex S.A. de C.V.* ..............      70,000                  253,750
Electrolux AB (Series B) ..........       5,500                   94,772
Guangdong Kelon Electrical
  Holdings Co. Ltd. ...............     104,000                   92,626
Industrie Natuzzi Spa (ADR) .......      30,000                  746,250
Koninklijke Philips Electronics
  N.V. ............................      12,000                  805,155
Rubbermaid, Inc. ..................     189,600                5,960,550
Sony Corp. ........................      16,000                1,166,859
Toto Ltd. .........................       5,000                   40,186
                                                             -----------
                                                               9,661,876
                                                             -----------
LEISURE RELATED (2.5%)
Brass Eagle, Inc.* ................      22,000                  338,250
Canal Plus ........................       4,000                1,091,332
Carnival Corp. (Class A) ..........     210,300               10,094,400
Cendant Corp.* ....................     434,700                8,286,469
Cyrk, Inc.* .......................     310,600                2,329,500
Disney (Walt) Co. .................      93,500                2,805,000
EMI Group PLC .....................      30,000                  200,659
Granada Group PLC .................      24,000                  424,279
Harley-Davidson, Inc. .............     242,300               11,478,962
Hoyts Cinemas Group+ ..............     500,000                  419,733
KTM Motorradholding AG ............      10,000                  672,892
MGM Grand, Inc.* ..................     178,500                4,841,812
Mirage Resorts, Inc.* .............     159,300                2,379,544
Nelvana Ltd.*+ ....................      18,000                  330,839
Nintendo Co. Ltd. .................      19,600                1,901,817
Nippon Broadcasting System ........      24,000                  961,276
Resorts World BHD .................      24,000                   19,359
Sega Enterprises Ltd. .............       2,000                   44,395
SHIMANO, INC. .....................      38,000                  981,568
Tag Heuer International SA
  (ADR) ...........................      50,200                  357,675
The Swatch Group AG ...............         100                   61,976
Thomson Travel Group PLC ..........     220,000                  600,313
Toho Co. ..........................         400                   54,869
Tokyo Dome Corp. ..................       3,000                   16,004


                                             NUMBER                 VALUE
                                            OF SHARES             (NOTE 1)
                                      --------------------   ------------------
Tourism Holdings Ltd.* ............    70,000                $    57,131
VTech Holdings Ltd. ...............     6,000                     26,177
                                                             -----------
                                                              50,776,231
                                                             -----------
PHOTO & OPTICAL (0.2%)
Essilor International .............     4,800                  1,889,257
Fuji Photo Film Co. ...............    52,000                  1,935,312
Gretag Imaging Group* .............    16,000                  1,376,595
Noritsu Koki Co. Ltd. .............    14,100                    306,114
                                                             -----------
                                                               5,507,278
                                                             -----------
RETAIL--GENERAL (4.0%)
Aldeasa SA ........................    40,000                  1,570,504
BAA PLC ...........................    40,000                    466,873
Boots Co. PLC .....................    32,000                    544,940
Carrefour .........................       650                    490,625
Circuit City Stores-Circuit City
  Group ...........................   181,300                  9,053,669
Daiei, Inc. .......................    14,000                     38,086
Dixons Group PLC ..................   120,000                  1,688,130
Doshisha Co. ......................     6,000                     30,731
Genesis Direct, Inc.* .............   225,200                  1,759,375
Great Universal Stores PLC ........    39,213                    413,321
Harvey Nichols PLC+ ...............    30,600                     71,279
Hennes & Mauritz AB
  (B Shares) ......................     2,500                    204,428
Home Depot, Inc. ..................   115,000                  7,036,563
Home Wide Corp. ...................    16,000                     63,093
Japan Airport Terminal Co. Ltd.        83,000                    511,165
Karstadt AG .......................       150                     78,488
Kohl's Corp.* .....................   149,300                  9,172,619
Koninklijke Ahold NV ..............    22,000                    813,036
Limited, Inc. .....................   631,125                 18,381,516
Marks & Spencer PLC ...............    90,055                    617,703
Marui Co. Ltd. ....................     7,000                    134,914
Metro AG ..........................     2,280                    179,226
Paris Miki, Inc. ..................    28,300                    652,016
Pinault Printemps .................     2,900                    554,110
S.T. Dupont*+ .....................    10,000                    107,523
Sato Corp. ........................    54,700                    969,428
Smith (W.H.) Group PLC ............    63,000                    500,000
Sriwani Holdings BHD ..............   170,000                     38,508
Takihyo Co. Ltd. ..................    13,000                     65,547
Tandy Corp. .......................   267,500                 11,017,656
Wal-Mart Stores, Inc. .............   175,700                 14,308,569
Warehouse Group Ltd. ..............   111,200                    360,096
                                                             -----------
                                                              81,893,737
                                                             -----------
  TOTAL CONSUMER CYCLICALS (7.8%)                            159,603,946
                                                             -----------
CONSUMER NONCYCLICALS
BEVERAGES (1.1%)
Cadbury Schweppes PLC .............    18,792                    320,485
Carlsberg `A' .....................       900                     52,322
Coca-Cola Amatil Ltd. .............     2,000                      7,451
Coca-Cola Beverages PLC* ..........     2,000                      3,678
Coca-Cola Co. .....................   150,800                 10,084,750
Coca-Cola Enterprises, Inc. .......   216,200                  7,729,150
Diageo PLC ........................   140,000                  1,593,291
Fomento Economico Mexico
  ADR .............................    20,000                    532,500
Kirin Brewery Co. .................     8,000                    102,082
Louis Dreyfus Citrus ..............    38,000                    952,464

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Mercian Corp. ......................         67,000           $   273,700
Panamerican Beverages, Inc. ........         16,000               349,000
                                                              -----------
                                                               22,000,873
                                                              -----------
CONTAINERS (0.0%)
Toyo Seikan Kaisha .................          3,000                50,988
                                                              -----------
DRUGS (3.2%)
Bristol-Meyers Squibb Co. ..........         92,900            12,431,181
Daiichi Pharmaceutical Co. .........          5,000                84,581
Eisai Co. Ltd. .....................          5,000                97,475
Forest Laboratories, Inc.
  (Class A)* .......................         84,500             4,494,344
Glaxo Wellcome PLC .................         66,706             2,295,232
Mylan Labs Inc. ....................        120,000             3,780,000
Novartis AG ........................            500               984,324
Novo-Nordisk A/S (B Shares) ........          5,000               659,910
Orion-Yhtyma Oy (B Shares) .........         71,000             1,704,351
Pfizer, Inc. .......................        118,000            14,801,625
Sankyo Co. Ltd. ....................         57,000             1,247,585
Sanofi SA ..........................         14,000             2,304,321
Santen Pharmaceutical Co. Ltd. .....         59,000             1,134,515
Schering Plough Corp. ..............        338,600            18,707,650
Yamanouchi Pharmaceutical Co.
  Ltd. .............................         21,000               677,359
Zeneca Group PLC ...................         14,000               609,597
                                                              -----------
                                                               66,014,050
                                                              -----------
FOODS (1.8%)
Ajinomoto Co., Inc. ................          9,000                95,702
Avonmore Waterford Group
  PLC ..............................        100,000               312,333
Barry Callebaut AG .................          8,500             1,933,649
Campbell Soup Co. ..................        141,560             7,785,800
Fyffes PLC .........................      1,000,000             2,230,948
Groupe Danone ......................          2,100               601,127
Karlshamns AB+ .....................         52,533               389,338
Koninklijke Numico N.V.+ ...........          8,000               381,277
Nestle SA ..........................            930             2,027,488
Nippon Meat Packers, Inc. ..........          4,000                64,510
Nissin Food Products Co. ...........          3,000                75,631
Nutreco Holding N.V. ...............         26,000             1,024,549
Oie Sangyo Co. Ltd. ................          6,000                25,521
Rite Aid Corp. .....................        266,000            13,183,625
Shiram Industrial Enterprises
  Ltd. (GDR)+ ......................         28,800                28,800
Tingyi Holdings Corp. ..............        240,000                21,685
Tyson Foods, Inc. (Class A) ........        327,350             6,956,188
Yamakazi Baking Co. ................          4,000                52,211
                                                              -----------
                                                               37,190,382
                                                              -----------
HOSPITAL SUPPLIES & SERVICES (2.4%)
Columbia/HCA Healthcare Corp.               891,700            22,069,575
Medtronic, Inc. ....................        202,900            15,065,325
Sun International Hotels Ltd.* .....        137,100             6,229,481
Tenet Healthcare Corp.* ............        204,300             5,362,875
                                                              -----------
                                                               48,727,256
                                                              -----------
RETAIL--FOOD (0.9%)
Familymart Co. .....................         19,000               949,579
Food Lion, Inc. (Class A) ..........        499,400             5,306,125
Jusco Co. ..........................          9,000               182,233
Kroger Co.* ........................        197,500            11,948,750



                                              NUMBER                 VALUE
                                             OF SHARES             (NOTE 1)
                                       --------------------   ------------------
Seven-Eleven Japan Co. Ltd. ........       7,900              $   637,040
Tesco PLC ..........................     200,000                  569,865
                                                              -----------
                                                               19,593,592
                                                              -----------
SOAPS & TOILETRIES (1.3%)
Avon Products, Inc. ................     244,700               10,827,975
BIC ................................       1,200                   66,553
Estee Lauder Companies
  (Class A) ........................      60,900                5,206,950
Gillette Co. .......................     122,050                5,896,541
Kao Corp. ..........................      95,000                2,146,655
L'Oreal ............................       1,500                1,084,176
Unilever N.V. CVA ..................      14,000                1,196,549
Unilever PLC .......................      90,000                1,009,284
                                                              -----------
                                                               27,434,683
                                                              -----------
TOBACCO (1.6%)
Austria Tabakwerke AG ..............      20,000                1,533,410
Imperial Tobacco Group PLC .........      40,000                  428,605
Japan Tobacco, Inc. ................         110                1,101,462
Philip Morris Cos., Inc. ...........     464,200               24,834,700
RJ Reynolds BHD ....................      80,000                   63,352
Rothmans of Pall Mall BHD ..........       6,000                   24,751
Seita ..............................       7,401                  463,431
Swedish Match AB ...................     335,900                1,223,982
Tabacalera SA--A ...................     110,000                2,770,898
                                                              -----------
                                                               32,444,591
                                                              -----------
  TOTAL CONSUMER NONCYCLICALS (12.3%)                         253,456,415
                                                              -----------
CREDIT SENSITIVE
BANKS (3.5%)
ABN Amro Holding N.V. ..............      22,000                  462,751
Akita Bank .........................      27,000                  115,560
Banca Commerciale Italiana .........      35,000                  241,306
Banca Nazionale del Lavoro
  (BNL)* ...........................      15,403                   43,037
Banca Nazionale del Lavoro
  (BNL)* ...........................     229,600                  686,648
Bancaria de Espana SA ..............      20,000                  517,169
Banco Bilbao Vizcaya SA ............      58,176                  910,791
Banco Central
  Hispanoamericano SA ..............     110,000                1,304,180
Banco Latinoamericano de
  Exportaciones S.A. ...............      15,000                  249,375
Banco Santander SA .................      26,442                  524,672
Bank Austria AG ....................      11,475                  583,463
Bank of Ireland ....................      90,000                2,001,160
Bank of Scotland ...................      80,000                  954,378
Bank of Tokyo--Mitsubishi Ltd. .....      88,000                  912,361
BankAmerica Corp. ..................     319,483               19,208,891
Banque Nationale de Paris ..........       4,450                  366,382
Barclays PLC .......................      50,000                1,078,167
BPI-SGPS, SA .......................      26,500                  899,716
Chase Manhattan Corp. ..............      41,300                2,810,981
Citigroup, Inc. ....................     419,600               20,770,200
Credit Suisse Group ................       6,000                  940,576
Dai-Ichi Kangyo Bank Ltd. ..........      59,000                  314,736
Deutsche Bank AG ...................      12,000                  707,687
ForeningsSparbanken AB .............      32,000                  830,065
Hang Seng Bank .....................      52,000                  464,810
HSBC Holdings PLC ..................      20,000                  505,807
HSBC Holdings PLC (H.K.$) ..........      12,000                  298,945

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Istituto Bancario San Paolo di
  Torino Spa ........................     10,000               $  176,595
Lloyds TSB Group PLC ................    167,866                2,388,031
Malayan Banking BHD .................     58,000                   82,247
Mediobanca Spa ......................     10,000                  138,796
Mitsubishi Trust & Banking
  Corp. .............................     28,000                  180,381
National Bank of Canada .............     50,000                  806,766
Nordbanken Holding AB ...............     30,000                  192,694
Sakura Bank Ltd. ....................     30,000                   68,852
Shizuoka Bank Ltd. ..................     42,000                  519,185
Skandinaviska Enskilda Banken
  (Series A) ........................     86,720                  915,858
Societe Generale ....................      4,000                  647,643
Svenska Handelbanken
  (Series A) ........................      3,100                  130,958
Toho Bank ...........................     49,000                  203,208
UBS AG--Registered ..................      2,000                  615,385
Unicredito Italiano Spa .............     24,200                  143,356
United Overseas Bank Ltd. ...........     10,000                   64,242
Wells Fargo Co. .....................    130,900                5,227,819
                                                               ----------
                                                               71,205,830
                                                               ----------
FINANCIAL SERVICES (3.4%)
Abbey National PLC ..................     14,314                  306,514
Aiful Corp. .........................     30,500                1,854,054
Amvescap PLC ........................     90,000                  698,188
Associates First Capital Corp.
  (Class A) .........................    163,800                6,941,025
CMAC Investment Corp. ...............    232,900               10,698,844
CMIC Finance & Securities
  Public Co. Ltd.* ..................    200,000                        0
Credit Saison Co. ...................     25,600                  631,777
Daiwa Securities Co. Ltd. ...........     19,000                   64,989
Garban PLC* .........................      3,250                   12,383
Groupe Bruxelles Lambert SA .........        450                   91,119
Hong Leong Finance Ltd. .............     40,000                   76,606
Household International, Inc. .......    310,800               12,315,450
JCG Holdings Ltd. ...................     60,000                   19,362
MBNA Corp. ..........................    746,400               18,613,350
Merrill Lynch & Co., Inc. ...........     72,100                4,812,675
Morgan Stanley Dean Witter &
  Co. ...............................    123,100                8,740,100
Nichiei Co. Ltd. ....................     17,300                1,379,708
Nomura Securities Co. ...............     61,000                  532,432
PMI Group, Inc. .....................     53,800                2,656,375
Sanyo Shinpan Finance Co. Ltd. ......      5,400                  196,190
Schroders PLC .......................      5,812                  106,082
Takefuji Corp. ......................         60                    4,386
                                                               ----------
                                                               70,751,609
                                                               ----------
INSURANCE (3.0%)
Aegon N.V. ..........................     16,000                1,964,748
Allianz AG ..........................      9,000                3,348,335
ASR Verzekeringsgroep N.V. ..........     22,900                2,073,060
Assicurazioni Generali ..............     24,000                1,001,512
CGU PLC .............................     21,787                  341,113
Cia de Seguros Imperio, SA* .........    171,000                1,393,812
Corporacion Mapfre ..................     42,000                1,137,771
Everest Reinsurance Holdings,
  Inc. ..............................    205,000                7,982,188
Fortis AG ...........................        740                  266,503
Fortis Amev N.V. ....................     18,000                1,491,453


                                               NUMBER                 VALUE
                                              OF SHARES             (NOTE 1)
                                        --------------------   ------------------
Gallagher (Arthur J.) & Co. .........   128,900                $5,687,713
GIO Australia Holdings Ltd. .........   100,000                   328,433
ING Groep N.V. ......................    26,000                 1,585,281
Koa Fire & Marine Insurance
  Co. Ltd. ..........................    10,000                    31,103
Legal & General Group PLC ...........    23,090                   299,853
Mediolanum Spa ......................    70,000                   518,597
Mitsui Marine & Fire
  Insurance Co. .....................    13,000                    68,542
Pacific & Orient BHD ................   150,000                    82,873
Providian Financial Corp. ...........   268,500                20,137,500
Prudential Corp. PLC ................    62,486                   943,497
Royal & Sun Alliance Insurance
  Group PLC .........................    49,613                   405,104
Sampo Insurance Co. (A Shares)           32,000                 1,214,368
Schweizerische
  Rueckversicherungs-Gesellschaft           500                 1,305,505
SunAmerica, Inc. ....................   103,600                 8,404,550
Tokio Marine & Fire
  Insurance Co. .....................    30,000                   358,883
                                                               ----------
                                                               62,372,297
                                                               ----------
REAL ESTATE (0.3%)
Asticus AB* .........................    64,440                   632,799
Boardwalk Equities, Inc.* ...........    40,000                   439,818
British Land Co. PLC ................     8,416                    62,593
Castellum AB ........................    98,000                 1,065,250
Cheung Kong Holdings Ltd. ...........    70,000                   503,727
City Developments Ltd. ..............    43,000                   186,333
Daibiru Corp. .......................    17,000                   108,463
DBS Land ............................    17,000                    25,036
Diligentia AB .......................       800                     5,633
Drott AB (B Shares)* ................     1,620                    14,908
Green Property PLC ..................   160,000                   904,277
Land Securities PLC .................     9,978                   128,498
Lend Lease Corp. Ltd. ...............     8,200                   110,540
MEPC PLC ............................     6,773                    45,077
Mitsui Fudosan ......................    20,000                   151,529
Nackebro Fastighets AB* .............       310                     3,446
New World Development Co. ...........    48,000                   120,817
Singapore Land Ltd. .................    80,000                   177,454
Sumitomo Realty &
  Development Co. Ltd. ..............   137,000                   445,538
Sun Hung Kai Properties .............    48,000                   350,060
Unione Immobiliare Spa* .............    60,000                    31,279
Wharf Holdings ......................    17,000                    24,796
Wharf Holdings--Warrants
  (expire 12/31/99)* ................       850                         0
                                                               ----------
                                                                5,537,871
                                                               ----------
UTILITY--ELECTRIC (0.9%)
AES Corp.* ..........................   210,300                 9,962,962
British Energy PLC ..................    80,000                   915,111
Cia Paranaense de
  Energia-Copel (ADR) ...............   124,000                   883,500
CLP Holdings LTD ....................    36,000                   179,367
Edison SPA ..........................    15,000                   176,580
Electrabel SA .......................     1,290                   563,465
Electricidade de Portugal SA ........    52,000                 1,145,399
Enersis S.A. (ADR) ..................     6,000                   154,875
Fortum Oyj* .........................    64,751                   393,666
Gas Y Electridad SA (Series 2) ......     5,000                   496,060
Hidroelectrica del Cantabrico .......     2,302                   127,313
Kansai Electric Power Co., Inc. .....    22,400                   491,272

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
National Grid Group PLC ................................................   140,000                $ 1,117,517
National Power PLC .....................................................    86,000                    741,207
Powergen PLC (ADR) .....................................................     1,250                     66,875
RWE AG .................................................................     8,000                    441,644
Tenaga Nasional BHD ....................................................    85,000                    122,099
Tohoku Electric Power Co., Inc. ........................................    11,500                    203,810
                                                                                                  -----------
                                                                                                   18,182,722
                                                                                                  -----------
UTILITY--GAS (0.0%)
Centrica PLC* ..........................................................   100,557                    202,446
Thames Water PLC .......................................................     6,819                    130,476
                                                                                                  -----------
                                                                                                      332,922
                                                                                                  -----------
UTILITY--TELEPHONE (1.5%)
British Telecommunications PLC                                             181,984                  2,741,781
Cable & Wireless PLC ...................................................    30,000                    368,873
France Telecom SA ......................................................     5,000                    397,173
Frontier Corp. .........................................................   460,000                 15,640,000
Hellenic Telecommunication
  Organization SA ......................................................    20,780                    553,139
Nippon Telegraph & Telephone
  Corp. ................................................................       249                  1,924,041
Singapore Telecommunications
  Ltd. .................................................................    66,000                    100,800
Swisscom AG* ...........................................................     8,000                  3,353,992
Telecom Italia Spa .....................................................    50,000                    426,368
Telecom Italia Spa .....................................................   150,900                    949,114
Telefonica de Espana ...................................................    24,000                  1,065,578
Telefonica del Peru S.A. (ADR) .........................................    32,000                    406,000
Telefonica S.A.--Bonus Rights* .........................................       480                        425
Telekom Malaysia BHD ...................................................    56,000                    103,131
Telekomunikacja Polska S.A.
  (GDR)* ...............................................................   192,600                    982,260
Videsh Sanchar Nigam Ltd.
  (GDR) ................................................................    60,000                    675,000
                                                                                                  -----------
                                                                                                   29,687,675
                                                                                                  -----------
  TOTAL CREDIT SENSITIVE (12.6%)                                                                  258,070,926
                                                                                                  -----------
ENERGY
COAL & GAS PIPELINES (0.1%)
BG PLC .................................................................   125,808                    793,862
OMV AG .................................................................     6,000                    565,434
                                                                                                  -----------
                                                                                                    1,359,296
                                                                                                  -----------
OIL--DOMESTIC (1.2%)
Apache Corp. ...........................................................    89,000                  2,252,812
Atlantic Richfield Co. .................................................   112,800                  7,360,200
Louis Dreyfus Natural Gas
  Corp.* ...............................................................   274,700                  3,914,475
Tom Brown, Inc.* .......................................................   200,000                  2,006,250
USX-Marathon Group, Inc. ...............................................   331,600                  9,989,450
                                                                                                  -----------
                                                                                                   25,523,187
                                                                                                  -----------
OIL--INTERNATIONAL (0.4%)
British Petroleum Co. PLC ..............................................   149,481                  2,232,192
Cosmo Oil Co. Ltd. .....................................................    11,000                     16,668
Gulf Indonesia Resources Ltd.* .........................................    52,500                    341,250
Mitsubishi Oil Co.* ....................................................     8,000                     14,107
Nippon Oil Co. Ltd. ....................................................    22,000                     76,810
Norsk Hydro ASA ........................................................     2,100                     71,007
Oil Search Ltd. ........................................................   402,200                    406,638
Repsol SA ..............................................................    15,000                    798,973


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Royal Dutch Petroleum Co. ..............................................    50,788                $ 2,528,717
Total S.A.--B ..........................................................     6,470                    655,161
                                                                                                  -----------
                                                                                                    7,141,523
                                                                                                  -----------
OIL--SUPPLIES & CONSTRUCTION (0.3%)
Bouygues Offshore SA (ADR) .............................................    27,000                    286,875
Fracmaster Ltd. ........................................................   214,300                    627,424
Noble Drilling Corp.* ..................................................   348,300                  4,506,131
Stolt Comex Seaway, S.A.* ..............................................    21,600                    145,800
Stolt Comex Seaway, S.A.
  (ADR)* ...............................................................   271,950                  1,495,725
                                                                                                  -----------
                                                                                                    7,061,955
                                                                                                  -----------
RAILROADS (0.0%)
East Japan Railway Co. .................................................        55                    307,532
Tobu Railway Co. Ltd. ..................................................    14,000                     40,939
Tokyu Corp. ............................................................    17,000                     44,741
                                                                                                  -----------
                                                                                                      393,212
                                                                                                  -----------
  TOTAL ENERGY (2.0%) ..................................................                           41,479,173
                                                                                                  -----------
TECHNOLOGY
ELECTRONICS (5.0%)
Altera Corp.* ..........................................................    10,000                    608,750
Austria Mikro Systeme
  International AG+ ....................................................     1,430                     53,783
Cisco Systems, Inc.* ...................................................   280,475                 26,031,592
Disco Corp. ............................................................     3,500                    102,348
Electrocomponents PLC ..................................................     8,375                     56,156
Fujimi, Inc. ...........................................................    21,000                    729,464
Intel Corp. ............................................................   127,100                 15,069,294
Micron Technology, Inc.* ...............................................   166,300                  8,408,544
Micronics Japan Co. Ltd. ...............................................    10,000                    146,212
Motorola, Inc. .........................................................   283,000                 17,280,687
Murata Manufacturing Co., Ltd. .........................................     9,000                    374,036
Nikon Corp. ............................................................    68,000                    662,827
Rohm Co. Ltd. ..........................................................    15,000                  1,367,745
Sankyo Engineering Co. .................................................       700                      2,996
Sanmina Corp.* .........................................................    73,070                  4,566,875
Solectron Corp.* .......................................................   216,900                 20,158,144
Sterling Commerce, Inc.* ...............................................   139,500                  6,277,500
TDK Corp. ..............................................................     4,000                    366,150
Tokyo Electron .........................................................       800                     30,412
Yamaichi Electronics Co. Ltd. ..........................................     8,000                    129,730
Yokogawa Electric Corp. ................................................    59,000                    292,778
                                                                                                  -----------
                                                                                                  102,716,023
                                                                                                  -----------
OFFICE EQUIPMENT (3.8%)
Canon, Inc. ............................................................    15,000                    321,001
Ceridian Corp.* ........................................................   343,400                 23,973,613
Compaq Computer Corp. ..................................................   375,900                 15,764,306
Dell Computer Corp.* ...................................................   297,600                 21,780,600
Fujitsu Ltd. ...........................................................    28,000                    373,416
Oce--Van De Grinten N.V. ...............................................     1,840                     66,138
Policy Management Systems
  Corp.* ...............................................................   309,600                 15,634,800
Ricoh Elemex Corp. .....................................................     9,000                     69,942
                                                                                                  -----------
                                                                                                   77,983,816
                                                                                                  -----------
OFFICE EQUIPMENT SERVICES (4.0%)
Computer Sciences Corp. ................................................    83,000                  5,348,313
Data Communication System Co.                                               19,800                    404,422
First Data Corp. .......................................................   482,600                 15,292,388

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Frontec AB (B Shares)* .................................................       170,000            $     728,654
Fuji Soft ABC, Inc. ....................................................        18,600                  947,718
HBO & Co. ..............................................................       354,321               10,164,584
Intuit, Inc.* ..........................................................        50,000                3,625,000
Mettler--Toledo International,
  Inc.* ................................................................        95,500                2,679,969
Microsoft Corp.* .......................................................       122,600               17,003,087
Misys PLC ..............................................................       220,000                1,602,359
Nippon System Development ..............................................        42,300                1,311,918
Novell, Inc.* ..........................................................     1,211,900               21,965,687
                                                                                                  -------------
                                                                                                     81,074,099
                                                                                                  -------------
TELECOMMUNICATIONS (5.5%)
AirTouch Communications, Inc.*                                                 190,000               13,703,750
America Online, Inc. ...................................................       160,800               25,728,000
Clearnet Communications, Inc.
  (Class A)* ...........................................................       238,000                1,933,750
Corecomm Ltd.* .........................................................         3,600                   56,700
DDI Corp. ..............................................................            98                  364,732
E.R.G. Limited .........................................................     1,050,000                  656,254
Energis PLC* ...........................................................        75,000                1,672,157
Ericsson LM (ADR) ......................................................        49,400                1,177,680
Esprit Telecom Group PLC
  (ADR)* ...............................................................        65,800                3,076,150
Filtronic Comtek PLC ...................................................       250,800                2,524,608
Fore Systems, Inc.* ....................................................       297,400                5,446,138
Global TeleSystems Group, Inc.*                                                132,900                7,409,175
Helsinki Telephone Corp. ...............................................        38,100                2,264,054
Hong Kong Telecommunications                                                    88,800                  155,312
Hyperion Telecommunications,
  Inc. (Class A)* ......................................................       173,000                2,616,625
Keppel Telecommunications &
  Transportation Ltd. ..................................................       160,000                  105,697
Mannesmann AG ..........................................................         3,500                  404,816
MCI WorldCom, Inc.* ....................................................       140,300               10,066,525
Mobistar SA* ...........................................................        12,000                  602,256
NetCom Systems AB (B Shares)*                                                    8,000                  326,097
Nextel Communications, Inc.
  (Class A)* ...........................................................       281,300                6,645,713
NTL, Inc.* .............................................................       135,200                7,630,350
Orange PLC* ............................................................       150,000                1,743,286
Powertel Ltd.* .........................................................       300,000                  187,501
SK Telecom Co. Ltd. (ADR) ..............................................        50,000                  509,375
Tele-Communications TCI
  Ventures Group (Class A)* ............................................       626,500               14,761,906
Vodafone Group PLC .....................................................       106,700                1,732,708
WinStar Communications, Inc.* ..........................................         2,829                  110,331
                                                                                                  -------------
                                                                                                    113,611,646
                                                                                                  -------------
  TOTAL TECHNOLOGY (18.3%) .............................................                            375,385,584
                                                                                                  -------------
DIVERSIFIED
MISCELLANEOUS (1.2%)
Brierley Investments Ltd. ..............................................        14,000                    3,170
Crean (James) PLC--Units ...............................................        40,000                   50,568
Damskibs AS (Class B) ..................................................            25                  174,798
GKN PLC ................................................................        10,650                  141,316
Industrias CH S.A. (B Shares)* .........................................        80,000                  142,574
Lagardere S.C.A. .......................................................         2,100                   89,230
Montedison Spa .........................................................        74,000                   98,234
Pilkington PLC .........................................................        17,397                   17,367
Ratin A/S-B ............................................................           385                   81,664
Sime Darby BHD .........................................................       161,000                  129,274


                                                                                  NUMBER                 VALUE
                                                                                 OF SHARES             (NOTE 1)
                                                                           --------------------   ------------------
Smiths Industries PLC ..................................................       5,559              $      79,313
Sophus Berendsen-B .....................................................         385                     13,369
Suez Lyonnaise des Eaux ................................................       4,200                    862,617
Tomkins PLC ............................................................      37,500                    176,887
Tyco International Ltd. ................................................     273,100                 20,601,981
Vivendi ................................................................      10,930                  2,835,406
Williams Holdings PLC ..................................................       9,756                     55,393
                                                                                                  -------------
  TOTAL DIVERSIFIED (1.2%) .............................................                             25,553,161
                                                                                                  -------------
TOTAL COMMON STOCKS AND OTHER
  INVESTMENTS (65.6%)
  (Cost $1,054,012,197) ................................................                          1,347,219,921
                                                                                                  -------------
PREFERRED STOCKS:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.0%)
ProSieben Media AG .....................................................      23,000                  1,101,350
                                                                                                  -------------
TRUCKING, SHIPPING (0.1%)
CNF Trust I
  5.0% Conv. Series A ..................................................      25,400                  1,444,625
                                                                                                  -------------
  TOTAL BUSINESS SERVICES (0.1%)                                                                      2,545,975
                                                                                                  -------------
CAPITAL GOODS (0.1%)
AEROSPACE
Loral Space & Communications
  6.0% Conv.+ ..........................................................      15,300                    806,119
                                                                                                  -------------
CONSUMER CYCLICALS
AIRLINES (0.0%)
Continental Airlines Finance
  Trust 8.5% Conv. .....................................................       3,350                    231,987
                                                                                                  -------------
LEISURE RELATED (0.1%)
Royal Caribbean Cruises Ltd.
  7.25% Series A .......................................................      18,500                  2,127,500
Village Roadshow Ltd. ..................................................      10,000                     12,500
                                                                                                  -------------
                                                                                                      2,140,000
                                                                                                  -------------
  TOTAL CONSUMER CYCLICALS (0.1%)                                                                     2,371,987
                                                                                                  -------------
CONSUMER NONCYCLICALS
CONTAINERS (0.0%)
Sealed Air Corp.
  $2.0 Conv. ...........................................................      10,300                    534,312
                                                                                                  -------------
HOSPITAL SUPPLIES & SERVICES (0.0%)
Fresenius AG ...........................................................       1,000                    210,021
                                                                                                  -------------
  TOTAL CONSUMER NONCYCLICALS (0.0%)                                                                    744,333
                                                                                                  -------------
CREDIT SENSITIVE (0.1%)
UTILITY--ELECTRIC
AES Trust I
  5.375% Conv., Series A ...............................................      32,800                  2,279,600
                                                                                                  -------------
TECHNOLOGY
ELECTRONICS (0.1%)
L&H Capital Trust I
  4.75% Conv.+ .........................................................      25,900                    819,088
Times Mirror Co. .......................................................      11,700                    652,275
                                                                                                  -------------
                                                                                                      1,471,363
                                                                                                  -------------
TELECOMMUNICATIONS (0.6%)
AirTouch Communications, Inc.
  4.25% Conv., Series C ................................................      17,200                  1,771,600
ICG Communications, Inc.
  6.75% Conv. ..........................................................      11,800                    628,350

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998


                                             NUMBER              VALUE
                                            OF SHARES           (NOTE 1)
                                      --------------------   -------------
Intermedia Communications, Inc.:
  7.0% Conv.+ .....................            15,200        $  388,550
  7.0% Conv. Series D .............            20,900           534,256
IXC Communications, Inc.:
  6.75% Conv. .....................             5,700           188,813
  6.75% Conv.+ ....................            23,600           781,750
Nextel Strypes Trust ..............
  7.25% Conv. .....................            68,700         1,408,350
Nokia Oyj (A Shares) ..............            38,184         4,642,932
WinStar Communications, Inc.
  7.0% Conv.+ .....................            43,500         2,066,250
                                                             ----------
                                                             12,410,851
                                                             ----------
  TOTAL TECHNOLOGY (0.7%) .........                          13,882,214
                                                             ----------
TOTAL PREFERRED STOCKS (1.1%)
  (Cost $19,329,055) ..............                          22,630,228
                                                             ----------
                                           PRINCIPAL
                                             AMOUNT
                                            ---------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING &
  BROADCASTING (0.2%)
Clear Channel Communications, Inc.
  2.625% Conv., 04/01/03 ..........        $  680,000           737,800
Mail-Well, Inc. ...................
  5.0% Conv., 11/01/02 ............           640,000           576,000
P-Com, Inc.:
  4.25% Conv., 11/01/02+ ..........         1,065,000           500,550
  4.25% Conv., 11/01/02 ...........           560,000           263,200
Tele-Communications, Inc.
  4.5%, 02/15/06 ..................         1,760,000         1,819,400
                                                             ----------
                                                              3,896,950
                                                             ----------
PROFESSIONAL SERVICES (0.0%)
Personnel Group of America:
  5.75% Conv., 07/01/04+ ..........           295,000           341,462
  5.75% Conv., 07/01/04 ...........           570,000           659,775
                                                             ----------
                                                              1,001,237
                                                             ----------
  TOTAL BUSINESS SERVICES (0.2%)                              4,898,187
                                                             ----------
CAPITAL GOODS (0.1%)
AEROSPACE
Orbital Sciences Corp.:
  5.0% Conv., 10/01/02+ ...........           545,000           921,050
  5.0% Conv., 10/01/02 ............           205,000           346,450
                                                             ----------
                                                              1,267,500
                                                             ----------
CONSUMER CYCLICALS
AUTO RELATED (0.3%)
Federal Mogul Corp.
  7.75%, 07/01/06 .................         6,775,000         6,924,863
                                                             ----------
RETAIL--GENERAL (0.1%)
Office Depot, Inc.
  Zero Coupon, 11/01/08 ...........         1,555,000         1,345,075
                                                             ----------
  TOTAL CONSUMER CYCLICALS (0.4%)                             8,269,938
                                                             ----------
CONSUMER NONCYCLICALS
DRUGS (0.3%)
MedImmune, Inc.
  7.0% Conv., 07/01/03 ............           775,000         3,917,625
  7.0% Conv. Sub. Note, 07/01/03+             280,000         1,415,400

                                           PRINCIPAL         VALUE
                                             AMOUNT         (NOTE 1)
                                         -------------   -------------
Quintiles Transnational Corp.:
  4.25% Conv., 05/31/00+ .............   $  460,000      $  629,050
  4.25% Conv., 05/31/00 ..............      590,000         806,825
                                                         ----------
                                                          6,768,900
                                                         ----------
HOSPITAL SUPPLIES & SERVICES (0.4%)
Alternative Living Services Ltd.
  5.25% Conv., 12/15/02 ..............      905,000       1,153,875
Beckman Coulter, Inc.
  7.45%, 03/04/08+ ...................    3,850,000       3,862,166
FPA Medical Management, Inc.
  6.5% Conv., 12/15/01 (a)+ ..........      925,000           4,625
RES-Care, Inc.:
  6.0% Conv., 12/01/04+ ..............      820,000       1,137,237
  6.0% Conv., 12/01/04 ...............      250,000         346,719
Sunrise Assisted Living, Inc.
  5.5% Conv., 06/15/02 ...............      545,000         813,413
                                                         ----------
                                                          7,318,035
                                                         ----------
MEDIA & CABLE (0.6%)
Time Warner, Inc.
  9.125%, 01/15/13 ...................   10,250,000      12,976,090
                                                         ----------
  TOTAL CONSUMER NONCYCLICALS (1.3%)                     27,063,025
                                                         ----------
CREDIT SENSITIVE
ASSET BACKED (0.4%)
Chase Credit Card Master Trust
  6.0%, 08/15/05 .....................    8,000,000       8,110,000
                                                         ----------
BANKS (1.3%)
Citicorp
  6.375%, 11/15/08 ...................   10,470,000      10,861,578
Fuji Bank Ltd.
  9.87%, 12/31/49+ ...................    7,000,000       5,110,000
Grupo Financiero Banorte
  Zero Coupon, 12/05/02 ..............       20,800           2,102
St. George Bank Ltd.
  7.15%, 10/15/05+ ...................    9,525,000       9,898,094
                                                         ----------
                                                         25,871,774
                                                         ----------
MORTGAGE RELATED (6.2%)
Federal Home Loan Mortgage
  Corp.:
  GOLD 7.0%, 09/01/11 ................    6,976,105       7,128,708
  7.0%, 01/01/12 .....................    3,271,178       3,342,735
  7.5%, 04/01/28 .....................    5,214,962       5,353,487
Federal National Mortgage
  Association:
  6.5%, 01/01/11 .....................      670,679         679,692
  6.0%, 04/01/11 .....................    9,545,134       9,557,065
  6.5%, 09/01/11 .....................    6,470,705       6,557,658
  7.0%, 05/01/26 .....................    1,904,303       1,941,199
  7.0%, 08/01/26 .....................      382,443         389,853
  7.0%, 09/01/27 .....................      739,951         754,287
  7.0%, 01/01/28 .....................    4,127,913       4,207,892
  6.5%, 03/01/28 .....................    2,836,658       2,852,614
  6.5%, 09/01/28 .....................    1,985,896       1,997,067
  6.5%, 10/01/28 .....................    2,976,651       2,993,394
  8.0% 30 Year TBA, 12/01/28 .........    8,300,000       8,593,986
Government National Mortgage
  Association:
  7.0%, 07/15/27 .....................    3,532,203       3,612,773

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 1998




                                                PRINCIPAL               VALUE
                                                 AMOUNT                (NOTE 1)
                                         ----------------------   -----------------
  7.5%, 09/15/27 .....................   $       72               $           74
  7.0%, 02/15/28 .....................   12,586,489                   12,873,587
  6.5%, 03/15/28 .....................   17,417,945                   17,586,725
  7.0%, 05/15/28 .....................   11,971,618                   12,234,998
  6.5%, 07/15/28 .....................    4,451,714                    4,494,851
  7.0%, 12/15/28 .....................   20,100,000                   20,558,481
                                                                  --------------
                                                                     127,711,126
                                                                  --------------
U.S. GOVERNMENT (10.0%)
U.S. Treasury:
  6.0% Note, 08/15/00 ................   28,025,000                   28,603,016
  6.25% Note, 04/30/01 ...............   43,910,000                   45,460,594
  6.5% Note, 08/31/01 ................   22,775,000                   23,807,004
  6.5% Note, 05/31/02 ................   35,050,000                   37,010,627
  5.75% Note, 08/15/03 ...............    1,550,000                    1,617,812
  4.25% Note, 11/15/03 ...............   21,765,000                   21,479,334
  5.625% Note, 05/15/08 ..............    5,800,000                    6,187,875
  6.125% Bond, 11/15/27 ..............   22,985,000                   25,743,200
  5.25% Bond, 11/15/28 ...............   14,620,000                   14,985,500
                                                                  --------------
                                                                     204,894,962
                                                                  --------------
UTILITY--ELECTRIC (0.3%)
Texas Utilities Co. (Series C)
  6.375%, 01/01/08 ...................    6,900,000                    7,058,341
                                                                  --------------
  TOTAL CREDIT SENSITIVE (18.2%)                                     373,646,203
                                                                  --------------
ENERGY (0.1%)
GAS
RAS Laffan Liquid Natural Gas
  8.294%, 03/15/14+ ..................    3,500,000                    2,884,910
                                                                  --------------
TECHNOLOGY
ELECTRONICS (1.7%)
Amkor Technologies, Inc.
  5.75% Conv., 05/01/03 ..............    2,435,000                    2,410,650
America Online, Inc.
  4.0% Conv., 11/15/02 ...............      720,000                    4,428,900
EMC Corp.
  3.25% Conv., 03/15/02 ..............      435,000                    1,638,862
HNC Software, Inc.
  4.75% Conv., 03/01/03 ..............      920,000                    1,012,000
Hutchinson Technology, Inc.:
  6.0%, 03/15/05+ ....................      405,000                      564,469
  6.0%, 03/15/05 .....................      970,000                    1,351,938
Level One Communications:
  4.0% Conv., 09/01/04+ ..............      670,000                      976,525
  4.0% Conv., 09/01/04 ...............      400,000                      583,000
Micron Technology, Inc.
  7.0% Conv., 07/01/04 ...............      700,000                      749,000
Motorola, Inc.
  6.5%, 11/15/28 .....................   10,300,000                   10,405,369
Network Associates, Inc.:
  Zero Coupon, 02/13/18+ .............    2,115,000                    1,298,081
  Zero Coupon, 02/13/18 ..............      315,000                      193,331
Photronics, Inc.
  6.0% Conv., 06/01/04 ...............    1,485,000                    1,577,813


                                                PRINCIPAL               VALUE
                                                 AMOUNT                (NOTE 1)
                                         ----------------------   -----------------
SCI Systems, Inc.
  5.0% Conv., 05/01/06+ ..............   $1,430,000               $    3,401,612
Solectron Corp.
  6.0% Conv., 03/01/06+ ..............    1,470,000                    4,046,175
                                                                  --------------
                                                                      34,637,725
                                                                  --------------
TELECOMMUNICATIONS (0.3%)
Comverse Technology, Inc.:
  5.75% Conv., 10/01/06+ .............    1,295,000                    2,099,519
  5.75% Conv., 10/01/06 ..............      555,000                      899,795
Global TeleSystems Group, Inc.
  5.75% Conv., 07/01/10 ..............    2,215,000                    2,502,950
                                                                  --------------
                                                                       5,502,264
                                                                  --------------
  TOTAL TECHNOLOGY (2.0%) ............                                40,139,989
                                                                  --------------
TOTAL LONG-TERM DEBT SECURITIES (22.3%)
  (Amortized Cost $440,261,149)                                      458,169,752
                                                                  --------------
SHORT-TERM DEBT SECURITIES:
BANKERS ACCEPTANCES (0.6%)
Chase Manhattan Corp.
  5.07%, due 02/19/99 ................   12,744,352                   12,656,406
                                                                  --------------
COMMERCIAL PAPER
National Rural Utilities Finance
  Corp.
  5.12%, due 02/16/99 ................   10,000,000                    9,934,577
Suntrust Bank
  5.54%, due 01/29/99 ................   15,000,000                   14,935,601
                                                                  --------------
  TOTAL COMMERCIAL PAPER (1.2%)                                       24,870,178
                                                                  --------------
TIME DEPOSITS
Chase Manhattan Corp.
  4.5%, due 01/04/99 .................   57,700,000                   57,700,000
First National Bank Chikago
  4.875%, due 01/04/99 ...............   60,000,000                   59,999,999
                                                                  --------------
  TOTAL TIME DEPOSITS (5.7%) .........                               117,699,999
                                                                  --------------
U.S. GOVERNMENT AGENCIES
Federal Home Loan Mortgage
  Corp.:
  4.7%, due 01/04/99 .................   49,100,000                   49,080,768
  5.1%, due 01/14/99 .................   20,000,000                   19,963,312
                                                                  --------------
  TOTAL U.S. GOVERNMENT AGENCIES (3.4%)                               69,044,080
                                                                  --------------
TOTAL SHORT-TERM DEBT SECURITIES (10.9%)
  (Amortized Cost $224,270,663)                                      224,270,663
                                                                  --------------
TOTAL INVESTMENTS (99.9%)
  (Cost/Amortized Cost $1,737,873,064)                             2,052,290,564
OTHER ASSETS
  LESS LIABILITIES (0.1%) ............                                 2,809,955
                                                                  --------------
NET ASSETS (100.0%) ..................                            $2,055,100,519
                                                                  ==============

THE HUDSON RIVER TRUST
ALLIANCE GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
December 31, 1998


DISTRIBUTION OF INVESTMENTS BY GLOBAL
REGION
As a Percentage of Total Investments
Canada ........................     0.2%
France ........................     1.0
Germany .......................     0.5
Japan .........................     2.4
Latin America .................     0.2
Netherlands ...................     0.9
New Zealand & Australia .......     0.7
Scandinavia ...................     1.1
Southeast Asia ................     0.3
Spain .........................     0.6
Switzerland ...................     0.7
United Kingdom ................     2.7
United States** ...............    86.9
Other European Countries ......     1.8
                                  -----
                                  100.0%
                                  =====



----------
*     Non-income producing.
**    Includes Short-Term Debt Securities of 10.9%.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 1998, these securities amounted to $52,823,751 or 2.6% of net assets.
(a)   On July 15, 1998, this security defaulted on its interest payment.
      Glossary:
      ADR--American Depository Receipt
      GDR--Global Depository Receipt








                       See Notes to Financial Statements.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 1998

1. Organization and Significant Accounting Policies

     The Hudson River Trust (the "Trust") (successor to The Hudson River Fund, Inc., a Maryland corporation organized in 1984) was formed as a Massachusetts business trust on July 10, 1987 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust issues shares of beneficial interest currently divided among fourteen Portfolios (the "Portfolios"): Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Common Stock, Alliance Global, Alliance International, Alliance Aggressive Stock, Alliance Small Cap Growth, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors. Effective October 2, 1996, the Trust made available a second class of shares, Class IB, for each of the Trust's Portfolios. In connection with the Class IB shares offering, the existing class of shares was redesignated Class IA. The Class IB shares are subject to distribution fees imposed under a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     Class IA shares are offered to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"), a wholly-owned subsidiary of The Equitable Companies Incorporated, and to separate accounts of other insurance companies unaffiliated with Equitable. Class IB shares are offered to separate accounts of Equitable.

     The investment objectives of each Portfolio are as follows:

     Alliance Money Market Portfolio -- High level of current income, preserve its assets and maintain liquidity. The Portfolio pursues this objective by investing in primarily high quality U.S. dollar denominated money market instruments.

     Alliance Intermediate Government Securities Portfolio -- High current income consistent with relative stability of principal through investment primarily in debt securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities.

     Alliance Quality Bond Portfolio -- High current income consistent with preservation of capital by investing primarily in investment grade fixed income securities. The Portfolio reserves the right to invest in convertible debt securities, preferred stocks and dividend-paying common stocks.

     Alliance High Yield Portfolio -- High return by maximizing current income and, to the extent consistent with that objective, capital appreciation. The Portfolio pursues this objective by investing primarily in a diversified mix of high yield, fixed income securities involving greater volatility of price and risk of principal and income than high quality fixed income securities. The medium and lower quality debt securities in which the Portfolio may invest are known as "junk bonds."

     Alliance Growth and Income Portfolio -- High total return through a combination of current income and capital appreciation by investing primarily in income-producing common stocks and securities convertible into common stocks.

     Alliance Equity Index Portfolio -- Total return before expenses that approximates the total return performance of the Standard & Poor's 500 Index, including reinvestment of dividends, at a risk level consistent with that of the Index.

     Alliance Common Stock Portfolio -- Long-term growth of its capital and increase income. The Portfolio pursues this objective by investing primarily in common stock and other equity-type instruments.

     Alliance Global Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in equity securities of non-United States companies as well as United States issuers.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     Alliance International Portfolio -- Long-term growth of capital by investing primarily in a diversified portfolio of equity securities selected principally to permit participation in non-United States companies with prospects for growth.

     Alliance Aggressive Stock Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by quality small and intermediate sized companies with strong growth prospects.

     Alliance Small Cap Growth Portfolio -- Long-term growth of capital. The Portfolio pursues this objective by investing primarily in common stocks and other equity-type securities issued by smaller-sized companies with strong growth potential.

     Alliance Conservative Investors Portfolio -- High total return without, in the investment adviser's opinion, undue risk to principal. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and debt securities.

     Alliance Balanced Portfolio -- High return through both appreciation of capital and current income. The Portfolio pursues this objective by investing in a diversified portfolio of publicly traded equity and debt securities and short-term money market instruments.

     Alliance Growth Investors Portfolio -- Highest total return consistent with the investment adviser's determination of reasonable risk. The Portfolio pursues this objective by investing in a diversified mix of publicly traded equity and fixed income securities, including at times common stocks issued by intermediate and small-sized companies and at times fixed income securities that are medium and lower quality debt securities known as "junk bonds."

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the
Trust:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.
Over-the-counter written options are valued using prices provided by brokers.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depository Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin.

     Except for the Alliance Money Market Portfolio, short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. Short-term debt securities held in the Alliance Money Market Portfolio are valued at representative quoted prices regardless of the length of maturity.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Other securities, including restricted securities, and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at "fair value" as determined in good faith by the Valuation Committee of the Board of Trustees.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees.

     Interest income (including amortization of premium and accretion of discount on securities using the effective yield method) is accrued daily. Dividend income is recorded on the ex-dividend date.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class. Expenses of the Trust are charged to each Portfolio in proportion to net assets.

     Under a deferred compensation plan, the Trust owes several Trustees the payment of all or part of the fees payable for their services. Such amounts are reflected in the Statements of Assets and Liabilities.

     The Board of Trustees has approved the lending of portfolio securities through its custodian bank, Chase Manhattan Bank ("Chase"), acting as lending agent, to certain broker-dealers in exchange for negotiated lenders' fees. Any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the securities loaned. All loans will be collateralized in the form of cash or U.S. Government securities. Chase invests the cash collateral in short-term investments and retains a portion of the interest earned. Chase will indemnify the Portfolios from any loss resulting from a borrower's failure to return a loaned security when due. The following table shows the value of securities loaned and collateral received at December 31, 1998, and the security loan fees received, net of rebates paid, for the year ended December 31, 1998. Such net fees are included in interest income in the accompanying Statements of Operations.



                                                              VALUE OF               VALUE OF           SECURITY LOAN
PORTFOLIO                                                SECURITIES LOANED     COLLATERAL RECEIVED*     FEES RECEIVED
-----------------------------------------------------   -------------------   ----------------------   --------------
Alliance Intermediate Government Securities .........       $ 55,861,878           $ 57,413,825          $  125,806
Alliance Quality Bond ...............................         83,075,859             85,255,743             288,741
Alliance Growth and Income ..........................         72,527,235             73,317,420             114,554
Alliance Equity Index ...............................        150,848,887            153,710,640             186,342
Alliance Common Stock ...............................        616,945,987            622,787,758           1,460,586
Alliance Global .....................................         65,942,264             68,139,226             550,844
Alliance International ..............................         11,817,454             12,321,470              99,893
Alliance Aggressive Stock ...........................        383,627,804            386,886,300           1,985,589
Alliance Conservative Investors .....................         86,716,143             89,252,161             282,914
Alliance Balanced ...................................        438,340,537            452,567,157           1,352,818
Alliance Growth Investors ...........................        265,482,794            272,153,386           1,093,954

----------
* Including U.S. Government securities valued at $38,861,005, $34,823,220, $4,879,000, $35,900,535, $101,682,362, and $55,245,737 for the Alliance
      Intermediate Government Securities, Alliance Quality Bond, Alliance Global, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios, respectively.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid price last quoted by a composite list of major U.S. banks at the following dates:

     (i) market value of investment securities, other assets and liabilities--at the valuation date.

     (ii) purchase and sales of investment securities, income and expenses--at the date of such transactions.

     The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     Net currency gains or losses realized and unrealized as a result of differences between interest, dividends and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

     The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed quarterly; distributions from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends and distributions are reinvested in additional full and fractional shares of the related Portfolios. All dividends and distributions are distributed on a tax basis and as such, the amounts may differ from financial statement investment income and realized capital gains.

     Options Written:

     All Portfolios (except for the Alliance Money Market and Alliance Equity Index Portfolios) may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are realized as gains on the expiration date. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

     Futures and Forward Contracts:

     Futures and forward contracts are agreements to buy or sell a security for a set price in the future. A Portfolio may buy or sell futures and forward contracts for the purpose of protecting its portfolio securities against future changes in interest rates which might adversely affect the value of the Portfolio's securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be either in cash or U.S. Treasury securities. During the period the futures and forward contracts are open, changes in the market price of the contract are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures and forward contracts and may incur a loss. The use of futures and forward contracts transactions involves the risk of imperfect correlation in movements in the price of futures and forward contracts, interest rates and the underlying hedged assets.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     Limitations on Market and Credit Risk:

     Written options, futures and forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these futures and forward contracts reflect the extent of the Portfolio's exposure to off-balance sheet risk. The Portfolio bears the market risk which arises from any changes in security values. The credit risk for futures contracts is limited to failure to trade or exercise the futures contracts purchased through the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

     Statement of Position 93-2:

     For the year ended December 31, 1998, in conformity with Statement of Position 93-2 Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the reclassification arising from current book/tax differences resulted in increases (decreases) to the components of net assets as follows:




                                              ALLIANCE
                                            INTERMEDIATE     ALLIANCE                    ALLIANCE
                                             GOVERNMENT      QUALITY       ALLIANCE       EQUITY        ALLIANCE         ALLIANCE
                                             SECURITIES        BOND       HIGH YIELD      INDEX       COMMON STOCK        GLOBAL
                                              PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
                                           -------------- ------------- -------------  ----------- ----------------- ---------------
Undistributed (overdistributed) net
 investment income .......................   $   1,558     $   101,980   $   197,552    $   3,951    $ (15,541,411)   $   1,533,285
Accumulated net realized gain (loss) .....      (1,558)       (101,980)     (197,552)      (3,951)      15,541,411       (1,533,285)



                                                               ALLIANCE      ALLIANCE       ALLIANCE                       ALLIANCE
                                               ALLIANCE       AGGRESSIVE     SMALL CAP    CONSERVATIVE      ALLIANCE        GROWTH
                                            INTERNATIONAL       STOCK         GROWTH        INVESTORS       BALANCED      INVESTORS
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------- --------------- ------------- -------------- --------------- ------------
Paid-in capital ..........................  $ (2,256,875)   $          --  $ (168,661)   $        --    $          --   $    64,483
Undistributed (overdistributed) net
 investment income .......................     2,913,186        9,723,281      27,043       (173,812)      (1,175,974)     (105,678)
Accumulated net realized gain (loss) .....      (656,311)      (9,723,281)    141,618        173,812        1,175,974        41,195



     Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Portfolio's next taxable year. For the period from November 1, 1998 to December 31, 1998 certain Portfolios incurred and elected to defer until January 1, 1999 for U.S. Federal income tax purposes net capital and net currency losses of approximately:


                                         CAPITAL       CURRENCY
PORTFOLIO                                 LOSSES        LOSSES
-----------------------------------   -------------   ----------
Alliance Quality Bond .............    $ 1,114,087     $     --
Alliance High Yield ...............     35,405,973           --
Alliance Common Stock .............      4,742,342       26,979
Alliance Global ...................             --      435,898
Alliance Small Cap Growth .........      2,835,065           --
Alliance Balanced .................             --      106,329
Alliance Growth Investors .........             --      101,198

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

2. Management of the Trust

     Alliance Capital Management L.P. ("Alliance"), a publicly traded limited partnership, indirectly majority-owned by Equitable, is the investment adviser. Under the terms of an Investment Advisory Agreement, Alliance receives fees from each Portfolio at the following rates:




                                                                          AVERAGE DAILY NET ASSETS
                                                   ----------------------------------------------------------------------
                                                        FIRST           NEXT          NEXT          NEXT
PORTFOLIO                                           $750 MILLION    $750 MILLION   $1 BILLION   $2.5 BILLION   THEREAFTER
-------------------------------------------------  --------------  -------------- ------------ -------------- -----------
Alliance Money Market ...........................        .350%           .325%         .300%         .280%       .270%
Alliance Intermediate Government Securities .....        .500%           .475%         .450%         .430%       .420%
Alliance Quality Bond ...........................        .525%           .500%         .475%         .455%       .445%
Alliance High Yield .............................        .600%           .575%         .550%         .530%       .520%
Alliance Growth and Income ......................        .550%           .525%         .500%         .480%       .470%
Alliance Equity Index ...........................        .325%           .300%         .275%         .255%       .245%
Alliance Common Stock ...........................        .475%           .425%         .375%         .355%       .345%*
Alliance Global .................................        .675%           .600%         .550%         .530%       .520%
Alliance International ..........................        .900%           .825%         .800%         .780%       .770%
Alliance Aggressive Stock .......................        .625%           .575%         .525%         .500%       .475%
Alliance Small Cap Growth .......................        .900%           .850%         .825%         .800%       .775%
Alliance Conservative Investors .................        .475%           .425%         .375%         .350%       .325%
Alliance Balanced ...............................        .450%           .400%         .350%         .325%       .300%
Alliance Growth Investors .......................        .550%           .500%         .450%         .425%       .400%

----------
* On assets in excess of $10 billion, the management fee for the Alliance Common Stock Portfolio is reduced to 0.335% of average daily net assets.


3. Distribution Plan

     Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class IB shares. The Trust, on behalf of each Portfolio, has entered into distribution agreements ("the Class IB Distribution Agreements") pursuant to the Distribution Plans with each of Equitable Distributors, Inc. ("EDI") and EQ Financial Consultants, Inc. ("EQ Financial") (each a "Class IB Distributor"). Both EDI and EQ Financial are indirect, wholly-owned subsidiaries of the Equitable. The Class IB Distribution Agreements provide that each Class IB Distributor receives payments from each Portfolio (except the Alliance Small Cap Growth Portfolio) at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan. With respect to the Alliance Small Cap Growth Portfolio, this amount shall not exceed the lesser of (a) 0.25% of the average daily net assets of the Portfolio attributable to Class IB shares for which each Class IB Distributor provides services and/or assumes expenses under the Distribution Plan and (b) an amount that, when added to certain other expenses of the Class IB shares, would result in a ratio of expenses to average daily net assets attributable to Class IB shares for which such Class IB Distributor provides services and/or assumes expenses under the Distribution Plan equaling 1.20%.

     The Distribution Plans provide that EDI and EQ Financial will use the payments received under the Class IB Distribution Agreements for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. Since the Class IB Distributor's compensation is not directly tied to their expenses, the amount of compensation received under the Class IB Distribution Agreements during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "compensation" variety.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

4. Investment Transactions


     Investment security transactions, excluding short-term debt securities, for the year ended December 31, 1998 were as follows:




                                                                   PURCHASES                            SALES
                                                      ----------------------------------- ----------------------------------
                                                          STOCKS AND     U.S. GOVERNMENT      STOCKS AND     U.S. GOVERNMENT
PORTFOLIO                                              DEBT SECURITIES     AND AGENCIES    DEBT SECURITIES    AND AGENCIES
----------------------------------------------------- ----------------- ----------------- ----------------- ----------------
Alliance Intermediate Government Securities .........  $           --      $882,551,892    $           --     $779,886,556
Alliance Quality Bond ...............................      91,071,256       487,202,030        73,242,559      395,286,597
Alliance High Yield .................................   1,184,293,260                --       915,572,290               --
Alliance Growth and Income ..........................     815,755,393                --       555,944,044               --
Alliance Equity Index ...............................     497,118,176                --        77,132,186               --
Alliance Common Stock ...............................   5,990,877,057                --     4,756,141,756               --
Alliance Global .....................................   1,299,924,040                --     1,373,918,299               --
Alliance International ..............................     113,329,137                --       120,272,396               --
Alliance Aggressive Stock ...........................   4,602,143,779                --     4,708,779,467               --
Alliance Small Cap Growth ...........................     361,639,388                --       200,463,865               --
Alliance Conservative Investors .....................     134,956,237       192,184,044       123,103,953      168,194,209
Alliance Balanced ...................................     896,747,240       684,949,864       963,577,848      656,749,490
Alliance Growth Investors ...........................   1,218,713,796       469,941,220     1,236,606,838      390,934,301

     No activity is shown for the Alliance Money Market Portfolio since it trades exclusively in short-term debt securities.


     Transactions in options written for the year ended December 31, 1998 are summarized as follows:




                                                                            ALLIANCE
                                                                          COMMON STOCK
                                                                           PORTFOLIO
                                                                --------------------------------
                                                                  NUMBER OF         PREMIUMS
                                                                  CONTRACTS         RECEIVED
                                                                -------------   ----------------
Options outstanding--January 1, 1998 ........................       365,250      $  103,560,700
Options written .............................................     2,091,320         657,322,763
Options terminated in closing purchase transactions .........      (483,930)       (141,155,763)
Options expired .............................................      (889,138)       (253,614,377)
Options exercised ...........................................      (590,542)       (170,305,807)
                                                                  ---------      --------------
Options outstanding--December 31, 1998 ......................       492,960      $  195,807,516
                                                                  =========      ==============

     The Portfolios (except for the Alliance Money Market, Alliance Intermediate Government Securities and Alliance Equity Index Portfolios) may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign securities holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1998, the Alliance Global, Alliance International, Alliance Conservative Investors, Alliance Balanced and Alliance Growth Investors Portfolios had outstanding forward currency contracts to buy/sell foreign currencies as follows:

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                                       CONTRACT        COST ON          U.S. $         UNREALIZED
                                                        AMOUNT       ORIGINATION       CURRENT        APPRECIATION
ALLIANCE GLOBAL PORTFOLIO:                              (000'S)          DATE           VALUE        (DEPRECIATION)
--------------------------------------------------   ------------   -------------   -------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
British Pounds, settling 01/05/99 ................          261      $   437,745     $   434,102     $     (3,643)
Italian Lira, settling 01/05/99 ..................      702,045          423,531         424,581            1,050
Japanese Yen, settling 02/26/99 ..................    4,000,000       34,457,806      35,709,822        1,252,016
Swedish Krona, settling 01/05/99 .................        1,203          149,128         148,646             (482)
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99-02/26/99 .........    4,011,590       34,278,391      35,812,541       (1,534,150)
                                                                                                     ------------
                                                                                                     $   (285,209)
                                                                                                     ============


                                              CONTRACT       COST ON          U.S. $          UNREALIZED
                                               AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE INTERNATIONAL PORTFOLIO:             (000'S)          DATE            VALUE        (DEPRECIATION)
-----------------------------------------   -----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,505,000      $11,144,021     $13,336,287      $  2,192,266
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,507,297       11,239,914      13,356,644        (2,116,730)
                                                                                            ------------
                                                                                            $     75,536
                                                                                            ============


                                                CONTRACT       COST ON          U.S. $          UNREALIZED
                                                 AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:       (000'S)         DATE            VALUE        (DEPRECIATION)
--------------------------------------------   ----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 ............   135,000       $  999,630      $ 1,196,278       $  196,648
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 ............   135,329        1,009,259        1,199,193         (189,934)
                                                                                               ----------
                                                                                               $    6,714
                                                                                               ==========


                                              CONTRACT       COST ON          U.S. $          UNREALIZED
                                               AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE BALANCED PORTFOLIO:                  (000'S)          DATE            VALUE        (DEPRECIATION)
-----------------------------------------   -----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,230,000      $ 9,107,738     $10,899,424      $  1,791,686
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 .........   1,230,000        9,170,208      10,899,424        (1,729,216)
                                                                                            ------------
                                                                                            $     62,470
                                                                                            ============


                                              CONTRACT       COST ON          U.S. $          UNREALIZED
                                               AMOUNT      ORIGINATION        CURRENT        APPRECIATION
ALLIANCE GROWTH INVESTORS PORTFOLIO:          (000'S)          DATE            VALUE        (DEPRECIATION)
-----------------------------------------   -----------   -------------   --------------   ---------------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 01/04/99 .........   2,500,000      $18,511,662     $22,153,300      $  3,641,638
FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 01/04/99 .........   2,504,474       18,676,316      22,192,951        (3,516,635)
                                                                                            ------------
                                                                                            $    125,003
                                                                                            ============

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998

     As of December 31, 1998, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:



                                                                                GROSS UNREALIZED            NET UNREALIZED
                                                           COST OF      ---------------------------------    APPRECIATION
PORTFOLIO                                                INVESTMENTS      APPRECIATION     DEPRECIATION     (DEPRECIATION)
----------------------------------------------------- ----------------- ---------------- ---------------- -----------------
Alliance Money Market ...............................  $1,065,208,017    $      708,247   $      (16,311)  $      691,936
Alliance Intermediate Government Securities .........     224,677,249         1,973,900         (780,832)       1,193,068
Alliance Quality Bond ...............................     322,729,246         3,760,121       (1,440,440)       2,319,681
Alliance High Yield .................................     664,097,119         6,466,990      (71,570,622)     (65,103,632)
Alliance Growth and Income ..........................     853,361,062       198,202,793      (56,147,536)     142,055,257
Alliance Equity Index ...............................   1,166,648,275       539,339,959      (26,656,029)     512,683,930
Alliance Common Stock ...............................   8,870,134,823     4,918,784,136     (492,118,717)   4,426,665,419
Alliance Global .....................................   1,148,236,463       326,834,020      (55,744,464)     271,089,556
Alliance International ..............................     199,595,845        40,766,037      (37,127,918)       3,638,119
Alliance Aggressive Stock ...........................   4,327,017,046       788,191,037     (479,687,021)     308,504,016
Alliance Small Cap Growth ...........................     314,017,957        39,536,445      (30,810,567)       8,725,878
Alliance Conservative Investors .....................     355,277,161        39,068,741       (5,520,012)      33,548,729
Alliance Balanced ...................................   1,661,912,307       332,818,610      (53,484,535)     279,334,075
Alliance Growth Investors ...........................   1,740,591,203       395,786,484      (84,087,123)     311,699,361

     During the year ended December 31, 1998, the Alliance Intermediate Government Securities Portfolio utilized available capital loss carryforwards of $3,248,623.


     The Alliance Intermediate Government Securities Portfolio and Alliance Small Cap Growth Portfolio had net capital loss carryforwards of $5,583,325 (of which $5,101,186 expires in the year 2002 and $482,139 expires in the year
2004) and $16,465,876 (all of which expires in the year 2006), respectively. To the extent the above losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


5. Capital Share Transactions


     At December 31, 1998, there was an unlimited number of shares of beneficial interest (Shares), without par value, available for issuance by the Board of Trustees. Shares are divided into two classes, designated Class IA and Class IB for each Portfolio.


     Transactions in Shares were as follows:



                                                                        ALLIANCE
                                       ALLIANCE                       INTERMEDIATE
                                     MONEY MARKET                 GOVERNMENT SECURITIES
                                      PORTFOLIO                         PORTFOLIO
                          ---------------------------------- -------------------------------
                                      YEAR ENDED                       YEAR ENDED
                                     DECEMBER 31,                     DECEMBER 31,
                                 1998             1997             1998            1997
                          ----------------- ---------------- --------------- ---------------
Class IA
--------
Shares sold .............     136,020,103       88,164,162       7,332,095       4,317,481
Shares issued in
 reinvestment of
 dividends and
 distributions ..........       2,682,886        2,138,588         724,448         605,567
                              -----------       ----------       ---------       ---------
Total shares issued .....     138,702,989       90,302,750       8,056,543       4,923,048
Shares redeemed .........    (112,151,509)     (91,686,416)     (4,388,356)     (2,249,794)
                             ------------      -----------      ----------      ----------
Net increase (decrease)        26,551,480       (1,383,666)      3,668,187       2,673,254
                             ============      ===========      ==========      ==========




                                     ALLIANCE                         ALLIANCE
                                   QUALITY BOND                      HIGH YIELD
                                     PORTFOLIO                       PORTFOLIO
                          ------------------------------- --------------------------------
                                    YEAR ENDED                       YEAR ENDED
                                   DECEMBER 31,                     DECEMBER 31,
                                1998            1997            1998             1997
                          --------------- --------------- ---------------- ---------------
Class IA
--------
Shares sold .............    12,172,248       5,108,456       18,951,617      15,273,062
Shares issued in
 reinvestment of
 dividends and
 distributions ..........     2,093,682       1,161,537        5,403,877       3,903,981
                             ----------       ---------       ----------      ----------
Total shares issued .....    14,265,930       6,269,993       24,355,494      19,177,043
Shares redeemed .........    (2,355,892)     (1,749,691)     (11,963,174)     (4,915,625)
                             ----------      ----------      -----------      ----------
Net increase (decrease)      11,910,038       4,520,302       12,392,320      14,261,418
                             ==========      ==========      ===========      ==========

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                        ALLIANCE                        ALLIANCE
                                    GROWTH AND INCOME                 EQUITY INDEX
                                        PORTFOLIO                       PORTFOLIO
                             ------------------------------- -------------------------------
                                       YEAR ENDED                      YEAR ENDED
                                      DECEMBER 31,                    DECEMBER 31,
                                   1998            1997            1998            1997
                             --------------- --------------- --------------- ---------------
Class IA
--------
Shares sold ................    15,163,368      17,042,406      26,611,092      25,418,356
Shares issued in
 reinvestment of
 dividends and
 distributions .............     4,401,644       2,393,845         694,933         723,055
                                ----------      ----------      ----------      ----------
Total shares issued ........    19,565,012      19,436,251      27,306,025      26,141,411
Shares redeemed ............    (3,992,469)     (1,171,007)     (7,487,195)     (3,834,705)
                                ----------      ----------      ----------      ----------
Net increase ...............    15,572,543      18,265,244      19,818,830      22,306,706
                                ==========      ==========      ==========      ==========



                                         ALLIANCE                          ALLIANCE
                                       COMMON STOCK                         GLOBAL
                                         PORTFOLIO                        PORTFOLIO
                             --------------------------------- --------------------------------
                                        YEAR ENDED                        YEAR ENDED
                                       DECEMBER 31,                      DECEMBER 31,
                                   1998             1997             1998             1997
                             ---------------- ---------------- ---------------- ---------------
Class IA
--------
Shares sold ................     43,379,931       50,744,225        8,066,603      13,465,598
Shares issued in
 reinvestment of
 dividends and
 distributions .............     63,907,193       35,866,900        5,362,782       5,883,409
                                 ----------       ----------        ---------      ----------
Total shares issued ........    107,287,124       86,611,125       13,429,385      19,349,007
Shares redeemed ............    (43,764,983)     (18,396,632)     (13,140,812)     (8,663,149)
                                -----------      -----------      -----------      ----------
Net increase ...............     63,522,141       68,214,493          288,573      10,685,858
                                ===========      ===========      ===========      ==========


                                         ALLIANCE                          ALLIANCE
                                       INTERNATIONAL                   AGGRESSIVE STOCK
                                         PORTFOLIO                         PORTFOLIO
                             --------------------------------- ---------------------------------
                                        YEAR ENDED                        YEAR ENDED
                                       DECEMBER 31,                      DECEMBER 31,
                                   1998             1997             1998             1997
                             ---------------- ---------------- ---------------- ----------------
Class IA
--------
Shares sold ................     40,984,802       17,702,398       33,480,797       34,847,127
Shares issued in
 reinvestment of
 dividends and
 distributions .............        362,445        1,469,420        7,661,455       11,233,155
                                 ----------       ----------       ----------       ----------
Total shares issued ........     41,347,247       19,171,818       41,142,252       46,080,282
Shares redeemed ............    (41,520,686)     (13,816,916)     (40,575,903)     (27,155,091)
                                -----------      -----------      -----------      -----------
Net increase (decrease)            (173,439)       5,354,902          566,349       18,925,191
                                ===========      ===========      ===========      ===========





                                        ALLIANCE                        ALLIANCE
                                    SMALL CAP GROWTH             CONSERVATIVE INVESTORS
                                        PORTFOLIO                       PORTFOLIO
                             ------------------------------- -------------------------------
                                               MAY 1, 1997*
                                YEAR ENDED          TO                 YEAR ENDED
                               DECEMBER 31,    DECEMBER 31,           DECEMBER 31,
                                   1998            1997            1998            1997
                             ---------------- -------------- --------------- ---------------
Class IA
--------
Shares sold ................     52,458,409     12,473,113       3,583,057       2,875,061
Shares issued in
 reinvestment of
 dividends and
 distributions .............          1,203        185,690       2,581,375       1,809,193
                                 ----------     ----------       ---------       ---------
Total shares issued ........     52,459,612     12,658,803       6,164,432       4,684,254
Shares redeemed ............    (43,349,403)    (4,992,168)     (3,201,439)     (3,816,982)
                                -----------     ----------      ----------      ----------
Net increase (decrease)           9,110,209      7,666,635       2,962,993         867,272
                                ===========     ==========      ==========      ==========


                                                      ALLIANCE                            ALLIANCE
                                                      BALANCED                        GROWTH INVESTORS
                                                     PORTFOLIO                            PORTFOLIO
                                         ----------------------------------   ---------------------------------
                                                     YEAR ENDED                          YEAR ENDED
                                                    DECEMBER 31,                        DECEMBER 31,
                                               1998              1997               1998              1997
                                         ---------------   ----------------   ---------------   ---------------
Class IA
--------
Shares sold ..........................       4,836,054          3,662,533         6,034,474         9,706,135
Shares issued in reinvestment of
 dividends and distributions .........      11,476,087          8,034,691         9,929,342         6,731,864
                                            ----------          ---------         ---------         ---------
Total shares issued ..................      16,312,141         11,697,224        15,963,816        16,437,999
Shares redeemed ......................      (9,732,301)       (12,097,554)       (5,077,946)       (4,231,449)
                                            ----------        -----------        ----------        ----------
Net increase (decrease) ..............       6,579,840           (400,330)       10,885,870        12,206,550
                                            ==========        ===========        ==========        ==========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                                                         ALLIANCE
                                          ALLIANCE                     INTERMEDIATE
                                        MONEY MARKET               GOVERNMENT SECURITIES
                                         PORTFOLIO                       PORTFOLIO
                              -------------------------------- -----------------------------
                                                                               MAY 1, 1997*
                                         YEAR ENDED              YEAR ENDED         TO
                                        DECEMBER 31,            DECEMBER 31,   DECEMBER 31,
                                    1998             1997           1998           1997
                              ---------------- --------------- -------------- --------------
Class IB
--------
Shares sold .................     40,257,599      15,458,380     2,732,736        536,124
Shares issued in
 reinvestment of
 dividends and
 distributions ..............      1,123,590         276,519        87,259          9,576
                                  ----------      ----------     ---------        -------
Total shares issued .........     41,381,189      15,734,899     2,819,995        545,700
Shares redeemed .............    (15,656,425)     (3,884,676)     (156,546)       (10,301)
                                 -----------      ----------     ---------        -------
Net increase ................     25,724,764      11,850,223     2,663,449        535,399
                                 ===========      ==========     =========        =======



                                 ALLIANCE             ALLIANCE
                               QUALITY BOND          HIGH YIELD
                                 PORTFOLIO            PORTFOLIO
                              -------------- ---------------------------
                               JULY 8, 1998*
                                    TO               YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,
                                   1998           1998          1997
                              -------------- -------------- ------------
Class IB
--------
Shares sold .................      1,010       15,829,829    5,872,392
Shares issued in
 reinvestment of
 dividends and
 distributions ..............         47        2,231,229      496,765
                                   -----       ----------    ---------
Total shares issued .........      1,057       18,061,058    6,369,157
Shares redeemed .............         --         (612,661)     (51,149)
                                   -----       ----------    ---------
Net increase ................      1,057       17,448,397    6,318,008
                                   =====       ==========    =========


                                      ALLIANCE                      ALLIANCE
                                  GROWTH AND INCOME               EQUITY INDEX
                                      PORTFOLIO                     PORTFOLIO
                            ----------------------------- -----------------------------
                                            MAY 1, 1997*                  MAY 1, 1997*
                              YEAR ENDED         TO         YEAR ENDED         TO
                             DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                 1998           1997           1998           1997
                            -------------- -------------- -------------- --------------
Class IB
--------
Shares sold ...............   4,613,042      2,001,059        13,073          7,451
Shares issued in
 reinvestment of
 dividends and
 distributions ............     579,115        127,333           108             55
                              ---------      ---------        ------          -----
Total shares issued . .....   5,192,157      2,128,392        13,181          7,506
Shares redeemed ...........    (208,611)          (266)       (1,032)        (1,926)
                              ---------      ---------        ------         ------
Net increase ..............   4,983,546      2,128,126        12,149          5,580
                              =========      =========        ======         ======



                                      ALLIANCE                     ALLIANCE
                                    COMMON STOCK                    GLOBAL
                                      PORTFOLIO                   PORTFOLIO
                            ----------------------------- --------------------------
                                     YEAR ENDED                   YEAR ENDED
                                    DECEMBER 31,                 DECEMBER 31,
                                 1998           1997           1998         1997
                            -------------- -------------- ------------- ------------
Class IB
--------
Shares sold ...............   19,886,395      9,736,070     1,194,769    1,232,644
Shares issued in
 reinvestment of
 dividends and
 distributions ............    4,121,858        826,867       176,642       99,584
                              ----------      ---------     ---------    ---------
Total shares issued . .....   24,008,253     10,562,937     1,371,411    1,332,228
Shares redeemed ...........     (278,288)       (29,575)     (145,815)    (103,224)
                              ----------     ----------     ---------    ---------
Net increase ..............   23,729,965     10,533,362     1,225,596    1,229,004
                              ==========     ==========     =========    =========


                                                  ALLIANCE
                                               INTERNATIONAL
                                                 PORTFOLIO
                                     ----------------------------------
                                       YEAR ENDED       MAY 1, 1997*
                                      DECEMBER 31,           TO
                                          1998       DECEMBER 31, 1997
                                     -------------- -------------------
Class IB
--------
Shares sold . ......................     592,943          317,031
Shares issued in reinvestment of
 dividends and distributions .......       9,904           22,868
                                         -------          -------
Total shares issued . . . ..........     602,847          339,899
Shares redeemed ....................    (244,562)         (19,496)
                                        --------          -------
Net increase .......................     358,285          320,403
                                        ========          =======



                                              ALLIANCE                       ALLIANCE
                                          AGGRESSIVE STOCK               SMALL CAP GROWTH
                                              PORTFOLIO                      PORTFOLIO
                                     --------------------------- ---------------------------------
                                             YEAR ENDED            YEAR ENDED      MAY 1, 1997*
                                            DECEMBER 31,          DECEMBER 31,          TO
                                          1998          1997          1998       DECEMBER 31, 1997
                                     ------------- ------------- -------------- ------------------
Class IB
--------
Shares sold . ......................   2,372,000     1,856,882     6,064,836        3,666,066
Shares issued in reinvestment of
 dividends and distributions .......     244,653       175,796            --           91,565
                                       ---------     ---------     ---------        ---------
Total shares issued . . . ..........   2,616,653     2,032,678     6,064,836        3,757,631
Shares redeemed ....................    (129,735)      (15,597)     (295,805)          (5,055)
                                       ---------     ---------     ---------        ---------
Net increase .......................   2,486,918     2,017,081     5,769,031        3,752,576
                                       =========     =========     =========        =========

----------
* Commencement of operations.

THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
December 31, 1998


                                                      ALLIANCE                      ALLIANCE                  ALLIANCE
                                               CONSERVATIVE INVESTORS               BALANCED              GROWTH INVESTORS
                                                      PORTFOLIO                     PORTFOLIO                PORTFOLIO
                                         -----------------------------------   ------------------   ----------------------------
                                           YEAR ENDED        MAY 1, 1997*         JULY 8, 1998*              YEAR ENDED
                                          DECEMBER 31,            TO                   TO                   DECEMBER 31,
                                              1998         DECEMBER 31, 1997    DECEMBER 31, 1998        1998           1997
                                         --------------   ------------------   ------------------   -------------   ------------
Class IB
--------
Shares sold ..........................     2,038,248           467,751                 513            2,539,628      1,855,983
Shares issued in reinvestment of
 dividends and distributions .........       185,980            20,199                  54              424,011        130,747
                                           ---------           -------                 ---            ---------      ---------
Total shares issued . ................     2,224,228           487,950                 567            2,963,639      1,986,730
Shares redeemed ......................       (49,850)           (8,774)                 --             (253,305)       (85,261)
                                           ---------           -------                 ---            ---------      ---------
Net increase .........................     2,174,378           479,176                 567            2,710,334      1,901,469
                                           =========           =======                 ===            =========      =========

----------
* Commencement of operations.


6. Bank Borrowing


     A number of open-end mutual funds managed by the Adviser, including the Trust, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the Statements of Operations. The Trust did not utilize the Facility during the year ended December 31, 1998.


7. Transactions with Affiliated Companies


     An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities. Investments in companies which were affiliates during the year ended December 31, 1998 are summarized as follows:




                                            MARKET VALUE                                   MARKET VALUE                REALIZED
                                            DECEMBER 31,     PURCHASES         SALES       DECEMBER 31,    DIVIDEND      GAIN
                                                1997          AT COST         AT COST          1998         INCOME      (LOSS)
                                           -------------- --------------- -------------- ---------------- ---------- -------------
ALLIANCE COMMON STOCK PORTFOLIO:
Abercrombie & Fitch Co. (Class A) ........  $         --   $ 21,063,829    $17,113,683    $          --      $ --     $  9,923,529
Ceridian Corp. ...........................   174,774,688             --             --      266,334,688        --               --
Chris Craft Industries, Inc. (Class B) ...    64,143,286             --             --       60,857,849        --               --
Ingram Micro, Inc. (Class A) .............            --    105,907,470             --       83,700,000        --               --
SCI Systems, Inc. ........................            --    153,174,554     21,327,500      206,514,000        --       (2,309,999)
Teleport Communications Group, Inc.
 (Class A) ...............................   220,103,625             --     65,220,313               --        --       27,905,809
                                            ------------                                  -------------      ----     ------------
                                            $459,021,599                                  $ 617,406,537      $ --     $ 35,519,339
                                            ============                                  =============      ====     ============




THE HUDSON RIVER TRUST
NOTES TO FINANCIAL STATEMENTS--(Concluded)
December 31, 1998


                                                MARKET VALUE
                                                DECEMBER 31,      PURCHASES        SALES
                                                    1997           AT COST        AT COST
                                             ----------------- -------------- ---------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Abercrombie & Fitch Co. (Class A) ..........  $           --    $ 76,324,173   $ 53,329,966
Capstar Hotel Co. ..........................              --      81,149,255             --
Centocor, Inc. .............................     167,463,625     111,451,347    293,691,624
Circuit City Stores, Inc.- CarMax
 Group .....................................      56,346,300       1,107,635        947,745
Comverse Technology, Inc. (a) ..............      72,520,500              --      5,393,586
Continental Airlines, Inc. (Class B) .......     213,588,375      25,055,485     17,344,702
Crompton & Knowles Corp. ...................     137,800,000              --     34,511,251
Dollar Thrifty Automotive Group, Inc. ......              --      34,775,410     34,775,410
Florida Panthers Holdings, Inc. ............      29,071,425      16,452,003             --
MedImmune, Inc. (a) ........................      57,443,925              --        767,822
Millicom International Cellular SA .........      89,487,300       6,670,015      1,151,761
Mohawk Industries, Inc. ....................      69,103,125      19,664,861        797,972
Polo Ralph Lauren Corp. ....................              --      66,464,900     66,464,900
Premier Parks, Inc. ........................              --     132,191,005      7,500,600
Security Capital Group, Inc. (Class B) .....      38,509,250      17,676,525        620,958
Suburban Lodges of America .................      12,034,500              --     17,254,100
Teekay Shipping Corp. ......................              --      64,163,180             --
Telephone & Data Systems, Inc. .............     133,322,406              --     39,868,179
Tiffany & Co. ..............................      56,376,506      48,968,141      7,673,342
Tommy Hilfiger Corp. (a) ...................      68,124,937      12,081,367     20,934,612
Venator Group, Inc. ........................              --     144,426,311             --
                                              --------------
                                              $1,201,192,174
                                              ==============



                                                MARKET VALUE                      REALIZED
                                                DECEMBER 31,      DIVIDEND          GAIN
                                                    1998           INCOME          (LOSS)
                                             ----------------- -------------- ----------------
ALLIANCE AGGRESSIVE STOCK PORTFOLIO:
Abercrombie & Fitch Co. (Class A) ..........  $           --    $        --    $    8,556,912
Capstar Hotel Co. ..........................              --             --                --
Centocor, Inc. .............................              --             --        33,584,924
Circuit City Stores, Inc.- CarMax
 Group .....................................      34,580,869             --          (408,137)
Comverse Technology, Inc. (a) ..............      66,051,300             --        (1,196,176)
Continental Airlines, Inc. (Class B) .......     148,468,650             --        21,724,960
Crompton & Knowles Corp. ...................              --        260,000         2,103,108
Dollar Thrifty Automotive Group, Inc. ......              --             --       (17,798,105)
Florida Panthers Holdings, Inc. ............      23,292,425             --                --
MedImmune, Inc. (a) ........................      47,381,969             --         1,245,585
Millicom International Cellular SA .........      85,782,037             --         3,053,727
Mohawk Industries, Inc. ....................     158,441,025             --         1,312,171
Polo Ralph Lauren Corp. ....................              --             --       (14,428,668)
Premier Parks, Inc. ........................     162,327,550             --          (204,587)
Security Capital Group, Inc. (Class B) .....              --             --          (127,232)
Suburban Lodges of America .................              --             --        (3,412,315)
Teekay Shipping Corp. ......................      49,463,706        946,000                --
Telephone & Data Systems, Inc. .............              --        546,854         6,243,799
Tiffany & Co. ..............................     132,327,937        794,843            68,781
Tommy Hilfiger Corp. (a) ...................      95,838,000             --         4,531,018
Venator Group, Inc. ........................      61,230,925             --                --
                                              --------------    -----------    --------------
                                              $1,065,186,393    $ 2,547,697    $   44,849,765
                                              ==============    ===========    ==============

----------
(a) Holdings represented less than 5% of outstanding shares at December 31, 1998, although ownership was above 5% for a period of time during the year.

For the year ended December 31, 1998, the Aggressive Stock Portfolio incurred brokerage commissions of $12,076,600. This amount includes $25,510 which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, of which $13,940 was paid to DLJ's Pershing Division.

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS
December 31, 1998


SELECTED DATA FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD(a)


ALLIANCE MONEY MARKET PORTFOLIO:


                                                                            CLASS IA
                                                ----------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------
                                                    1998         1997         1996         1995         1994
                                                ------------ ------------ ------------ ------------ ------------
 Net asset value, beginning of period (b) .....   $ 10.18      $ 10.17      $ 10.16      $ 10.14      $ 10.12
                                                  -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................      0.53         0.54         0.54         0.57         0.41
  Net realized and unrealized gain (loss) on
   investments ................................        --           --        (0.01)          --           --
                                                  --------     --------     --------     --------     --------
  Total from investment operations ............      0.53         0.54         0.53         0.57         0.41
                                                  --------     --------     --------     --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ........     (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
  Dividends in excess of net investment
   income .....................................        --           --           --           --           --
                                                  --------     --------     --------     --------     --------
  Total dividends and distributions ...........     (0.49)       (0.53)       (0.52)       (0.55)       (0.39)
                                                  --------     --------     --------     --------     --------
 Net asset value, end of period ...............   $ 10.22      $ 10.18      $ 10.17      $ 10.16      $ 10.14
                                                  ========     ========     ========     ========     ========
 Total return (c) .............................      5.34%        5.42%        5.33%        5.74%        4.02%
                                                  ========     ========     ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ............  $723,311     $449,960     $463,422     $386,691     $325,391
 Ratio of expenses to average net assets ......      0.37%        0.39%        0.43%        0.44%        0.42%
 Ratio of net investment income to average
  net assets ..................................      5.13%        5.28%        5.17%        5.53%        4.01%



                                                                 CLASS IB
                                                ------------------------------------------
                                                       YEAR ENDED            OCTOBER 2,
                                                      DECEMBER 31,             1996 TO
                                                -------------------------   DECEMBER 31,
                                                    1998         1997           1996
                                                ------------ ------------ ----------------
 Net asset value, beginning of period (b) .....   $ 10.17      $ 10.16       $  10.16
                                                  -------      -------       --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .......................      0.49         0.52           0.11
  Net realized and unrealized gain (loss) on
   investments ................................      0.02            --          0.01
                                                  -------      --------      --------
  Total from investment operations ............      0.51         0.52           0.12
                                                  -------      --------      --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ........     (0.47)       (0.51)         (0.02)
  Dividends in excess of net investment
   income .....................................        --           --          (0.10)
                                                  --------     --------      ---------
  Total dividends and distributions ...........     (0.47)       (0.51)         (0.12)
                                                  --------     --------      ---------
 Net asset value, end of period ...............   $ 10.21      $ 10.17       $  10.16
                                                  ========     ========      =========
 Total return (c) .............................      5.08%        5.16%          1.29%
                                                  ========     ========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ............  $386,718     $123,675      $   3,184
 Ratio of expenses to average net assets ......      0.62%        0.63%          0.67%(d)
 Ratio of net investment income to average
  net assets ..................................      4.82%        5.02%          4.94%(d)

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(e):


                                                                           CLASS IA
                                                 -------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------
                                                     1998         1997         1996        1995        1994
                                                 ------------ ------------ ----------- ----------- -----------
 Net asset value, beginning of period (b) ......   $  9.44      $  9.29      $ 9.47      $ 8.87      $ 10.08
                                                   -------      -------      ------      ------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.50         0.53        0.54        0.58         0.65
  Net realized and unrealized gain (loss) on
   investments .................................      0.21         0.13       (0.19)       0.57        (1.08)
                                                   -------      -------      -------     ------      -------
  Total from investment operations .............      0.71         0.66        0.35        1.15        (0.43)
                                                   -------      -------      -------     ------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.48)       (0.51)      (0.53)      (0.55)       (0.78)
                                                   --------     --------     -------     -------     -------
 Net asset value, end of period ................   $  9.67      $  9.44      $ 9.29      $ 9.47      $  8.87
                                                   ========     ========     =======     =======     =======
 Total return (c) ..............................      7.74%        7.29%       3.78%      13.33%       (4.37)%
                                                   ========     ========     =======     =======     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $153,383     $115,114     $88,384     $71,780      $48,518
 Ratio of expenses to average net assets .......      0.55%        0.55%       0.56%       0.57%        0.56%
 Ratio of net investment income to average
  net assets ...................................      5.21%        5.61%       5.73%       6.15%        6.75%
 Portfolio turnover rate .......................       539%         285%        318%        255%         133%



                                                            CLASS IB
                                                 -------------------------------
                                                      YEAR         MAY 1, 1997
                                                      ENDED            TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
 Net asset value, beginning of period (b) ......    $ 9.43         $    9.27
                                                    ------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.47              0.32
  Net realized and unrealized gain (loss) on
   investments .................................      0.22              0.22
                                                    ------         ---------
  Total from investment operations .............      0.69              0.54
                                                    ------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.46)            (0.38)
                                                    -------        ---------
 Net asset value, end of period ................    $ 9.66         $    9.43
                                                    =======        =========
 Total return (c) ..............................      7.48%             5.83%
                                                    =======        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............   $30,898        $    5,052
 Ratio of expenses to average net assets .......      0.80%              0.81%(d)
 Ratio of net investment income to average
  net assets ...................................      4.87%              5.15%(d)
 Portfolio turnover rate .......................       539%               285%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE QUALITY BOND PORTFOLIO:


                                                                             CLASS IA
                                                 ----------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                     1998         1997         1996         1995         1994
                                                 ------------ ------------ ------------ ------------ ------------
 Net asset value, beginning of period (b) ......   $  9.74      $  9.49      $  9.61      $  8.72      $  9.82
                                                   -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.55         0.60         0.57         0.57         0.66
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................      0.28         0.24        (0.07)        0.88        (1.16)
                                                   -------      -------      --------     -------      -------
  Total from investment operations .............      0.83         0.84         0.50         1.45        (0.50)
                                                   -------      -------      --------     -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.53)       (0.59)       (0.60)       (0.56)       (0.55)
  Dividends in excess of net investment
   income ......................................        --           --        (0.02)          --           --
  Distributions from realized gains ............     (0.20)          --           --           --           --
  Tax return of capital distributions ..........        --           --           --           --        (0.05)
                                                   --------     --------     --------     --------     -------
  Total dividends and distributions ............     (0.73)       (0.59)       (0.62)       (0.56)       (0.60)
                                                   --------     --------     --------     --------     -------
 Net asset value, end of period ................   $  9.84      $  9.74      $  9.49      $  9.61      $  8.72
                                                   ========     ========     ========     ========     =======
 Total return (c) ..............................      8.69%        9.14%        5.36%       17.02%       (5.10)%
                                                   ========     ========     ========     ========     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $322,418     $203,233     $155,023     $157,443     $127,575
 Ratio of expenses to average net assets .......      0.57%        0.57%        0.59%        0.59%        0.59%
 Ratio of net investment income to average
  net assets ...................................      5.48%        6.19%        6.06%        6.13%        7.17%
 Portfolio turnover rate .......................       194%         374%         431%         411%         222%



                                                     CLASS IB
                                                 ----------------
                                                   JULY 8, 1998
                                                        TO
                                                   DECEMBER 31,
                                                       1998
                                                 ----------------
 Net asset value, beginning of period (b) ......    $    9.90
                                                    ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................         0.25
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................         0.14
                                                    ---------
  Total from investment operations .............         0.39
                                                    ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........        (0.25)
  Dividends in excess of net investment
   income ......................................           --
  Distributions from realized gains ............        (0.20)
  Tax return of capital distributions ..........           --
                                                    ---------
  Total dividends and distributions ............        (0.45)
                                                    ---------
 Net asset value, end of period ................    $    9.84
                                                    =========
 Total return (c) ..............................         4.05%
                                                    =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $      10
 Ratio of expenses to average net assets .......         0.81%(d)
 Ratio of net investment income to average
  net assets ...................................         5.06%(d)
 Portfolio turnover rate .......................          194%

ALLIANCE HIGH YIELD PORTFOLIO:


                                                                              CLASS IA
                                                  ----------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------
                                                       1998         1997         1996         1995         1994
                                                  ------------- ------------ ------------ ------------ -----------
 Net asset value, beginning of period (b) .......    $ 10.41      $ 10.02      $  9.64      $  8.91      $ 10.08
                                                     -------      -------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       1.07         1.04         1.02         0.98         0.89
  Net realized and unrealized gain (loss) on
   investments ..................................     ( 1.56)        0.75         1.07         0.73       ( 1.17)
                                                     -------      -------      -------      -------      -------
  Total from investment operations ..............     ( 0.49)        1.79         2.09         1.71       ( 0.28)
                                                     -------      -------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     ( 1.03)       ( 0.97)      ( 0.98)       (0.94)     ( 0.88)
  Dividends in excess of net investment
   income .......................................         --            --       ( 0.03)       (0.04)     ( 0.01)
  Distributions from realized gains .............     ( 0.18)       ( 0.43)      ( 0.70)          --          --
  Distributions in excess of realized gains .....         --            --           --           --          --
                                                     -------      --------     --------     --------     -------
  Total dividends and distributions .............     ( 1.21)       ( 1.40)      ( 1.71)       (0.98)     ( 0.89)
                                                     -------      --------     --------     --------     -------
 Net asset value, end of period .................    $  8.71      $ 10.41      $ 10.02      $  9.64      $  8.91
                                                     =======      ========     ========     ========     =======
 Total return (c) ...............................     ( 5.15)%       18.48%       22.89%       19.92%     ( 2.79)%
                                                     =======      ========     ========     ========     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............    $405,308     $355,473     $199,360     $118,129     $73,895
 Ratio of expenses to average net assets ........       0.63%         0.62%        0.59%        0.60%       0.61%
 Ratio of net investment income to average
  net assets ....................................      10.67%         9.82%        9.93%       10.34%       9.23%
 Portfolio turnover rate ........................        181%          390%         485%         350%        248%



                                                                   CLASS IB
                                                  ------------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  -------------------------   DECEMBER 31,
                                                       1998         1997          1996
                                                  ------------- ----------- ----------------
 Net asset value, beginning of period (b) .......    $ 10.39      $ 10.01      $   10.25
                                                     -------      -------      ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       1.04        1.05            0.19
  Net realized and unrealized gain (loss) on
   investments ..................................      (1.56)       0.71            0.15
                                                     -------      -------      ---------
  Total from investment operations ..............      (0.52)       1.76            0.34
                                                     -------      -------      ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      (1.00)      (0.95)         (0.03)
  Dividends in excess of net investment
   income .......................................         --           --         (0.25)
  Distributions from realized gains .............      (0.18)       (0.43)        (0.01)
  Distributions in excess of realized gains .....         --           --         (0.29)
                                                     -------      -------      ---------
  Total dividends and distributions .............      (1.18)       (1.38)        (0.58)
                                                     -------      -------      ---------
 Net asset value, end of period .................    $  8.69      $ 10.39      $   10.01
                                                     =======      =======      =========
 Total return (c) ...............................      (5.38)%      18.19%          3.32%
                                                     =======      =======      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $207,042      $66,338      $     685
 Ratio of expenses to average net assets ........       0.88%        0.88%          0.82%(d)
 Ratio of net investment income to average
  net assets ....................................      10.60%        9.76%          8.71%(d)
 Portfolio turnover rate ........................        181%         390%           485%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE GROWTH AND INCOME PORTFOLIO:


                                                                            CLASS IA
                                                 ---------------------------------------------------------------
                                                                     YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                     1998         1997         1996         1995        1994
                                                 ------------ ------------ ------------ ----------- ------------
 Net asset value, beginning of period (b) ......   $ 15.38      $ 13.01      $ 11.70      $  9.70     $  9.95
                                                   -------      -------      -------      -------     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.06         0.15         0.24        0.33         0.31
  Net realized and unrealized gain (loss) on
   investments .................................      3.08         3.30         2.05        1.97        (0.36)
                                                   -------      -------      -------      -------     -------
  Total from investment operations .............      3.14         3.45         2.29        2.30        (0.05)
                                                   -------      -------      -------      -------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........     (0.05)       (0.15)       (0.23)      (0.30)       (0.20)
  Distributions from realized gains ............     (1.48)       (0.93)       (0.75)         --           --
                                                   --------     --------     --------     -------     -------
  Total dividends and distributions ............     (1.53)       (1.08)       (0.98)      (0.30)       (0.20)
                                                   --------     --------     --------     -------     -------
 Net asset value, end of period ................   $ 16.99      $ 15.38      $ 13.01      $ 11.70     $  9.70
                                                   ========     ========     ========     =======     =======
 Total return (c) ..............................     20.86%       26.90%       20.09%      24.07%       (0.58)%
                                                   ========     ========     ========     =======     =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $877,744     $555,059     $232,080     $98,053     $31,522
 Ratio of expenses to average net assets .......      0.58%        0.58%        0.58%       0.60%       0.78%
 Ratio of net investment income to average
  net assets ...................................      0.38%        0.99%        1.94%       3.11%       3.13%
 Portfolio turnover rate .......................        74%          79%          88%         65%         52%



                                                            CLASS IB
                                                 -------------------------------
                                                      YEAR         MAY 1, 1997
                                                      ENDED            TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
 Net asset value, beginning of period (b) ......    $ 15.36        $   13.42
                                                    -------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.03             0.05
  Net realized and unrealized gain (loss) on
   investments .................................       3.07             2.91
                                                    -------        ---------
  Total from investment operations .............       3.10             2.96
                                                    -------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.03)          (0.09)
  Distributions from realized gains ............      (1.48)          (0.93)
                                                    --------       ---------
  Total dividends and distributions ............      (1.51)          (1.02)
                                                    --------       ---------
 Net asset value, end of period ................    $ 16.95        $   15.36
                                                    ========       =========
 Total return (c) ..............................       20.56%          22.41%
                                                    ========       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $120,558       $  32,697
 Ratio of expenses to average net assets .......        0.83%           0.83%(d)
 Ratio of net investment income to average
  net assets ...................................        0.17%           0.43%(d)
 Portfolio turnover rate .......................          74%             79%

ALLIANCE EQUITY INDEX PORTFOLIO:


                                                                        CLASS IA
                                                  -----------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------
                                                       1998          1997         1996         1995
                                                  -------------- ------------ ------------ ------------
 Net asset value, beginning of period (b) .......   $   19.74      $ 15.16      $ 13.13      $  9.87
                                                    ---------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.27         0.26         0.27         0.26
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................        5.25         4.64         2.65         3.32
                                                    ---------      -------      -------      -------
  Total from investment operations ..............        5.52         4.90         2.92         3.58
                                                    ---------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.25)       (0.25)       (0.25)       (0.22)
  Distributions from realized gains .............       (0.01)       (0.07)       (0.64)       (0.09)
  Distributions in excess of realized gains .....          --           --           --        (0.01)
                                                    ----------     --------     --------     --------
  Total dividends and distributions .............       (0.26)       (0.32)       (0.89)       (0.32)
                                                    ----------     --------     --------     --------
 Net asset value, end of period .................   $   25.00      $ 19.74      $ 15.16      $ 13.13
                                                    ==========     ========     ========     ========
 Total return (c) ...............................       28.07%       32.58%       22.39%       36.48%
                                                    ==========     ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $1,689,913     $943,631     $386,249     $165,785
 Ratio of expenses to average net assets ........        0.34%        0.37%        0.39%        0.48%
 Ratio of net investment income to average
  net assets ....................................        1.23%        1.46%        1.91%        2.16%
 Portfolio turnover rate ........................           6%           3%          15%           9%



                                                       CLASS IA                   CLASS IB
                                                  ------------------- ---------------------------------
                                                                           YEAR
                                                     MARCH 1, 1994         ENDED         MAY 1, 1997
                                                           TO          DECEMBER 31,          TO
                                                   DECEMBER 31, 1994       1998       DECEMBER 31, 1997
                                                  ------------------- -------------- ------------------
 Net asset value, beginning of period (b) .......     $   10.00          $ 19.73         $   16.35
                                                      ---------          -------         ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................          0.20             0.22              0.14
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         (0.09)            5.24              3.48
                                                      ---------          -------         ---------
  Total from investment operations ..............          0.11             5.46              3.62
                                                      ---------          -------         ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........         (0.20)           (0.20)            (0.17)
  Distributions from realized gains .............         (0.03)           (0.01)            (0.07)
  Distributions in excess of realized gains .....         (0.01)              --                --
                                                      ---------          --------        ---------
  Total dividends and distributions .............         (0.24)           (0.21)           (0.24)
                                                      ---------          --------        ---------
 Net asset value, end of period .................     $    9.87          $ 24.98         $   19.73
                                                      =========          ========        =========
 Total return (c) ...............................          1.08%           27.74%           22.28%
                                                      =========          ========        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............     $  36,748          $   443        $     110
 Ratio of expenses to average net assets ........          0.49%(d)         0.59%            0.62%(d)
 Ratio of net investment income to average
  net assets ....................................          2.42%(d)         0.98%            1.10%(d)
 Portfolio turnover rate ........................             7%               6%               3%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE COMMON STOCK PORTFOLIO:


                                                                                    CLASS IA
                                                  ----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------------
                                                        1998           1997           1996           1995            1994
                                                  --------------- -------------- -------------- -------------- ---------------
 Net asset value, beginning of period (b) .......   $    21.61      $   18.23      $   16.48      $   13.36       $   14.65
                                                    ----------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.18           0.14           0.15           0.20            0.20
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         5.99           5.12           3.73           4.12           (0.51)
                                                    ----------      ---------      ---------      ---------       ---------
  Total from investment operations ..............         6.17           5.26           3.88           4.32           (0.31)
                                                    ----------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........        (0.15)         (0.11)         (0.15)         (0.20)          (0.19)
  Dividends in excess of net investment
   income .......................................           --              --             --         (0.02)          (0.01)
  Distributions from realized gains .............        (3.28)          (1.77)         (1.76)        (0.95)          (0.77)
  Distributions in excess of realized gains .....           --              --          (0.22)        (0.03)             --
  Tax return of capital distributions ...........           --              --             --             --          (0.01)
                                                    -----------     ----------     ----------     ----------      ---------
  Total dividends and distributions .............        (3.43)          (1.88)         (2.13)        (1.20)          (0.98)
                                                    -----------     ----------     ----------     ----------      ---------
 Net asset value, end of period .................   $    24.35      $    21.61      $   18.23      $   16.48       $  13.36
                                                    ===========     ==========     ==========     ==========      =========
 Total return (c) ...............................        29.39%          29.40%         24.28%         32.45%         (2.14)%
                                                    ===========     ==========     ==========     ==========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $12,061,977     $9,331,994     $6,625,390     $4,879,677      $3,466,245
 Ratio of expenses to average net assets ........         0.39%          0.39%          0.38%          0.38%          0.38%
 Ratio of net investment income to average
  net assets ....................................         0.75%          0.69%          0.85%          1.27%          1.40%
 Portfolio turnover rate ........................           46%            52%            55%            61%            52%



                                                                   CLASS IB
                                                  ------------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  -------------------------   DECEMBER 31,
                                                      1998         1997           1996
                                                  ------------ ------------ ----------------
 Net asset value, beginning of period (b) .......   $ 21.58      $ 18.22       $   17.90
                                                    -------      -------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.10         0.10            0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................      6.00         5.11            1.52
                                                    -------      -------       ---------
  Total from investment operations ..............      6.10         5.21            1.54
                                                    -------      -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.10)       (0.08)          (0.00)
  Dividends in excess of net investment
   income .......................................        --           --           (0.03)
  Distributions from realized gains .............     (3.28)       (1.77)          (0.16)
  Distributions in excess of realized gains .....        --           --           (1.03)
  Tax return of capital distributions ...........        --           --              --
                                                    --------     --------      ---------
  Total dividends and distributions .............     (3.38)       (1.85)          (1.22)
                                                    --------     --------      ---------
 Net asset value, end of period .................   $ 24.30      $ 21.58       $   18.22
                                                    ========     ========      =========
 Total return (c) ...............................     29.06%       29.07%          8.49%
                                                    ========     ========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $834,144     $228,780      $   1,244
 Ratio of expenses to average net assets ........      0.64%        0.64%          0.63%(d)
 Ratio of net investment income to average
  net assets ....................................      0.44%        0.46%          0.61%(d)
 Portfolio turnover rate ........................        46%          52%            55%

ALLIANCE GLOBAL PORTFOLIO:


                                                                                CLASS IA
                                                  --------------------------------------------------------------------
                                                                        YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                       1998           1997          1996         1995         1994
                                                  -------------- -------------- ------------ ------------ ------------
 Net asset value, beginning of period (b) .......   $   17.29      $   16.92      $ 15.74      $ 13.87      $ 13.62
                                                    ---------      ---------      -------      -------      -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.14           0.17         0.21         0.26         0.20
  Net realized and unrealized gain on
   investments and foreign currency
   transactions .................................        3.56           1.75         2.05         2.32         0.52
                                                    ---------      ---------      -------      -------      -------
  Total from investment operations ..............        3.70           1.92         2.26         2.58         0.72
                                                    ---------      ---------      -------      -------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.22)         (0.36)       (0.21)       (0.25)       (0.17)
  Dividends in excess of net investment
   income .......................................          --             --         (0.08)         --           --
  Distributions from realized gains .............       (1.31)         (1.19)        (0.79)      (0.42)       (0.28)
  Distributions in excess of realized gains .....           --             --           --       (0.03)       (0.00)
  Tax return of capital distributions ...........           --             --       ( 0.00)      (0.01)       (0.02)
                                                    ----------     ----------     --------     --------     --------
  Total dividends and distributions .............       (1.53)         (1.55)       (1.08)       (0.71)       (0.47)
                                                    ----------     ----------     --------     --------     --------
 Net asset value, end of period .................   $   19.46      $   17.29      $ 16.92      $ 15.74      $ 13.87
                                                    ==========     ==========     ========     ========     ========
 Total return (c) ...............................       21.80%         11.66%       14.60%       18.81%        5.23%
                                                    ==========     ==========     ========     ========     ========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $1,360,220     $1,203,867     $997,041     $686,140     $421,698
 Ratio of expenses to average net assets ........        0.71%          0.69%        0.60%        0.61%        0.69%
 Ratio of net investment income to average
  net assets ....................................        0.72%          0.97%        1.28%        1.76%        1.41%
 Portfolio turnover rate ........................         105%            57%          59%          67%          71%



                                                                  CLASS IB
                                                  ----------------------------------------
                                                        YEAR ENDED           OCTOBER 2,
                                                       DECEMBER 31,            1996 TO
                                                  -----------------------   DECEMBER 31,
                                                      1998        1997          1996
                                                  ----------- ----------- ----------------
 Net asset value, beginning of period (b) .......   $ 17.27     $ 16.91      $   16.57
                                                    -------     -------      ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................     0.08        0.12            0.02
  Net realized and unrealized gain on
   investments and foreign currency
   transactions .................................     3.56        1.76            0.81
                                                    -------     -------      ---------
  Total from investment operations ..............     3.64        1.88            0.83
                                                    -------     -------      ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........    (0.19)      (0.33)             --
  Dividends in excess of net investment
   income .......................................       --          --           (0.11)
  Distributions from realized gains .............    (1.31)      (1.19)          (0.10)
  Distributions in excess of realized gains .....       --          --           (0.28)
  Tax return of capital distributions ...........       --          --           (0.00)
                                                    -------     -------      ---------
  Total dividends and distributions .............    (1.50)      (1.52)          (0.49)
                                                    -------     -------      ---------
 Net asset value, end of period .................   $19.41      $17.27        $  16.91
                                                    =======     =======      =========
 Total return (c) ...............................    21.50%      11.38%           4.98%
                                                    =======     =======      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $47,982     $21,520        $    290
 Ratio of expenses to average net assets ........     0.96%       0.97%           0.86%(d)
 Ratio of net investment income to average
  net assets ....................................     0.41%       0.67%           0.48%(d)
 Portfolio turnover rate ........................      105%         57%             59%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE INTERNATIONAL PORTFOLIO:


                                                                         CLASS IA
                                                 --------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------     APRIL 3,
                                                                                              1995 TO
                                                                                           DECEMBER 31,
                                                     1998          1997         1996           1995
                                                 ------------ ------------- ------------ ----------------
 Net asset value, beginning of period (b) ......   $ 10.27       $ 11.50      $ 10.87       $   10.00
                                                   -------       -------      -------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................      0.09          0.10         0.13            0.14
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................      0.97         (0.45)        0.94            0.98
                                                   -------       -------      -------       ---------
  Total from investment operations .............      1.06         (0.35)        1.07            1.12
                                                   -------       -------      -------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ........      (0.20)        (0.32)       (0.10)          (0.07)
  Dividends in excess of net investment
   income ......................................        --            --        (0.09)          (0.13)
  Distributions from realized gains ............     (0.00)        (0.56)       (0.25)          (0.05)
                                                   --------      -------      --------      ---------
  Total dividends and distributions ............     (0.20)        (0.88)       (0.44)          (0.25)
                                                   --------      -------      --------      ---------
 Net asset value, end of period ................   $ 11.13       $ 10.27      $ 11.50       $   10.87
                                                   ========      =======      ========      =========
 Total return (c) ..............................     10.57%       ( 2.98)%       9.82%          11.29%
                                                   ========      =======      ========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............  $204,767      $190,611     $151,907      $  28,684
 Ratio of expenses to average net assets .......      1.06%        1.08%         1.06%          1.03%(d)
 Ratio of net investment income to average
  net assets ...................................      0.81%        0.83%         1.10%          1.71%(d)
 Portfolio turnover rate .......................        59%          59%           48%            56%



                                                            CLASS IB
                                                 -------------------------------
                                                      YEAR           MAY 1,
                                                      ENDED          1997 TO
                                                  DECEMBER 31,    DECEMBER 31,
                                                      1998            1997
                                                 -------------- ----------------
 Net asset value, beginning of period (b) ......    $ 10.26        $   11.39
                                                    -------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................       0.05             0.02
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions ................................       0.98            (0.31)
                                                    -------        ---------
  Total from investment operations .............       1.03            (0.29)
                                                    -------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income .........      (0.18)           (0.28)
  Dividends in excess of net investment
   income ......................................         --               --
  Distributions from realized gains ............      (0.00)           (0.56)
                                                    --------       ---------
  Total dividends and distributions ............      (0.18)           (0.84)
                                                    --------       ---------
 Net asset value, end of period ................    $ 11.11        $   10.26
                                                    ========       =========
 Total return (c) ..............................      10.30%          ( 2.54)%
                                                    ========       =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) .............    $ 7,543       $   3,286
 Ratio of expenses to average net assets .......       1.31%           1.38%(d)
 Ratio of net investment income to average
  net assets ...................................       0.44%           0.20%(d)
 Portfolio turnover rate .......................         59%             59%

ALLIANCE AGGRESSIVE STOCK PORTFOLIO:


                                                                                   CLASS IA
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                       1998           1997           1996           1995            1994
                                                  -------------- -------------- -------------- -------------- ---------------
 Net asset value, beginning of period (b) .......   $   36.22      $   35.85      $   35.68      $   30.63       $   31.89
                                                    ---------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.09           0.04           0.09           0.10            0.04
  Net realized and unrealized gain (loss) on
   investments ..................................       (0.28)          3.71           7.52           9.54           (1.26)
                                                    ----------     ---------      ---------      ---------       ---------
  Total from investment operations ..............       (0.19)          3.75           7.61           9.64           (1.22)
                                                    ----------     ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       (0.16)         (0.05)         (0.09)         (0.10)         (0.04)
  Dividends in excess of net investment
   income .......................................          --             --          (0.00)            --              --
  Distributions from realized gains .............       (1.72)         (3.33)         (7.33)         (4.49)             --
  Distributions in excess of realized gains .....          --             --          (0.02)            --             --
  Tax return of capital distributions ...........          --             --             --             --          (0.00)
                                                    ----------     ----------     ----------     ----------      ---------
  Total dividends and distributions .............       (1.88)         (3.38)         (7.44)         (4.59)         (0.04)
                                                    ----------     ----------     ----------     ----------      ---------
 Net asset value, end of period .................   $   34.15      $   36.22      $   35.85      $   35.68       $   30.63
                                                    ==========     ==========     ==========     ==========      =========
 Total return (c) ...............................        0.29%         10.94%         22.20%         31.63%        ( 3.81)%
                                                    ==========     ==========     ==========     ==========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $4,346,907     $4,589,771     $3,865,256     $2,700,515      $1,832,164
 Ratio of expenses to average net assets ........        0.56%          0.54%          0.48%          0.49%          0.49%
 Ratio of net investment income (loss) to
  average net assets ............................        0.24%          0.11%          0.24%          0.28%          0.12%
 Portfolio turnover rate ........................         105%           123%           108%           127%            92%



                                                                   CLASS IB
                                                  -------------------------------------------
                                                         YEAR ENDED            OCTOBER 2,
                                                        DECEMBER 31,             1996 TO
                                                  ------------------------    DECEMBER 31,
                                                      1998         1997           1996
                                                  ------------ ----------- ------------------
 Net asset value, beginning of period (b) .......   $ 36.13      $ 35.83      $    37.28
                                                    -------      -------      ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.01        (0.11)          (0.01)
  Net realized and unrealized gain (loss) on
   investments ..................................     (0.29)        3.77            0.85
                                                    --------     -------      ----------
  Total from investment operations ..............     (0.28)        3.66            0.84
                                                    --------     -------      ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     (0.12)       (0.03)             --
  Dividends in excess of net investment
   income .......................................        --           --           (0.02)
  Distributions from realized gains .............     (1.72)       (3.33)          (0.23)
  Distributions in excess of realized gains .....        --           --           (2.04)
  Tax return of capital distributions ...........        --           --              --
                                                    --------     -------      ----------
  Total dividends and distributions .............     (1.84)       (3.36)          (2.29)
                                                    --------     -------      ----------
 Net asset value, end of period .................   $ 34.01      $ 36.13      $    35.83
                                                    ========     =======      ==========
 Total return (c) ...............................      0.05%       10.66%           2.32%
                                                    ========     =======      ==========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $153,782      $73,486      $      613
 Ratio of expenses to average net assets ........      0.82%        0.81%           0.73%(d)
 Ratio of net investment income (loss) to
  average net assets ............................      0.02%       (0.28)%         (0.10)%(d)
 Portfolio turnover rate ........................       105%         123%            108%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE SMALL CAP GROWTH PORTFOLIO:


                                                                CLASS IA                             CLASS IB
                                                    ---------------------------------   -----------------------------------
                                                         YEAR             MAY 1,             YEAR              MAY 1,
                                                         ENDED            1997 TO            ENDED             1997 TO
                                                     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
                                                         1998              1997              1998               1997
                                                    --------------   ----------------   --------------   ------------------
 Net asset value, beginning of period (b) .......      $ 12.35          $  10.00           $ 12.34          $   10.00
                                                       -------          --------           -------          ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ..................         0.01              0.01            ( 0.02)            ( 0.01)
  Net realized and unrealized gain (loss) on
   investments ..................................       ( 0.54)             2.65            ( 0.53)              2.65
                                                       -------          --------           -------          ---------
  Total from investment operations ..............       ( 0.53)             2.66            ( 0.55)              2.64
                                                       -------          --------           -------          ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........           --            ( 0.01)               --                 --
  Distributions from realized gains .............           --            ( 0.30)               --             ( 0.30)
                                                       -------          --------           -------          ---------
  Total dividends and distributions .............           --            ( 0.31)               --             ( 0.30)
                                                       -------          --------           -------          ---------
 Net asset value, end of period .................      $ 11.82          $  12.35           $ 11.79          $   12.34
                                                       =======          ========           =======          =========
 Total return (c) ...............................       ( 4.28)%           26.74%           ( 4.44)%            26.57%
                                                       =======          ========           =======          =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............      $198,360         $ 94,676           $112,254         $  46,324
 Ratio of expenses to average net assets ........         0.96%             0.95%(d)          1.20%              1.15%(d)
 Ratio of net investment income (loss) to
  average net assets ............................         0.08%             0.10%(d)        ( 0.17)%           ( 0.12)%(d)
 Portfolio turnover rate ........................           94%               96%               94%                96%

ALLIANCE CONSERVATIVE INVESTORS PORTFOLIO:


                                                                              CLASS IA
                                                  -----------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                      1998         1997         1996         1995          1994
                                                  ------------ ------------ ------------ ------------ -------------
 Net asset value, beginning of period (b) .......   $ 11.89      $ 11.29      $ 11.52      $ 10.15       $ 11.12
                                                    -------      -------      -------      -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................      0.49         0.49         0.50         0.60          0.55
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................      1.12         0.97         0.07         1.43        ( 1.00)
                                                    -------      -------      -------      -------       -------
  Total from investment operations ..............      1.61         1.46         0.57         2.03        ( 0.45)
                                                    -------      -------      -------      -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........    ( 0.48)      ( 0.49)      ( 0.51)      ( 0.59)       ( 0.52)
  Distributions from realized gains .............    ( 0.70)      ( 0.37)      ( 0.27)      ( 0.07)           --
  Distributions in excess of realized gains .....        --           --       ( 0.02)          --            --
                                                    --------     --------     --------     --------      -------
  Total dividends and distributions .............    ( 1.18)      ( 0.86)      ( 0.80)      ( 0.66)       ( 0.52)
                                                    --------     --------     --------     --------      -------
 Net asset value, end of period .................   $ 12.32      $ 11.89      $ 11.29      $ 11.52       $ 10.15
                                                    ========     ========     ========     ========      =======
 Total return (c) ...............................     13.88%       13.25%        5.21%       20.40%       ( 4.10)%
                                                    ========     ========     ========     ========      =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............  $355,441     $307,847     $282,402     $252,101      $173,691
 Ratio of expenses to average net assets ........      0.53%        0.57%        0.61%        0.59%        0.59%
 Ratio of net investment income to average
  net assets ....................................      3.99%        4.17%        4.48%        5.48%        5.22%
 Portfolio turnover rate ........................       103%         206%         181%         287%         228%



                                                             CLASS IB
                                                  -------------------------------
                                                       YEAR           MAY 1,
                                                       ENDED          1997 TO
                                                   DECEMBER 31,    DECEMBER 31,
                                                       1998            1997
                                                  -------------- ----------------
 Net asset value, beginning of period (b) .......    $ 11.88        $   11.29
                                                     -------        ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................       0.46             0.31
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................       1.12             1.01
                                                     -------        ---------
  Total from investment operations ..............       1.58             1.32
                                                     -------        ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........     ( 0.45)          ( 0.36)
  Distributions from realized gains .............     ( 0.70)          ( 0.37)
  Distributions in excess of realized gains .....         --               --
                                                     -------        ---------
  Total dividends and distributions .............     ( 1.15)          ( 0.73)
                                                     -------        ---------
 Net asset value, end of period .................    $ 12.31        $   11.88
                                                     =======        =========
 Total return (c) ...............................      13.60%           11.84%
                                                     =======        =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............    $32,653        $   5,694
 Ratio of expenses to average net assets ........       0.78%            0.80%(d)
 Ratio of net investment income to average
  net assets ....................................       3.68%            3.82%(d)
 Portfolio turnover rate ........................        103%             206%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Continued)
December 31, 1998

ALLIANCE BALANCED PORTFOLIO:


                                                                                   CLASS IA
                                                  ---------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------------
                                                       1998           1997           1996           1995            1994
                                                  -------------- -------------- -------------- -------------- ---------------
 Net asset value, beginning of period (b) .......   $   17.58      $   16.64      $   16.76      $   14.87       $   16.67
                                                    ---------      ---------      ---------      ---------       ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.56           0.58           0.53           0.54            0.45
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................        2.54           1.86           1.31           2.36          ( 1.78)
                                                    ---------      ---------      ---------      ---------       ---------
  Total from investment operations ..............        3.10           2.44           1.84           2.90          ( 1.33)
                                                    ---------      ---------      ---------      ---------       ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      ( 0.50)        ( 0.59)        ( 0.53)        ( 0.54)         ( 0.44)
  Dividends in excess of net investment
   income .......................................          --             --             --             --          ( 0.03)
  Distributions from realized gains .............      ( 1.67)        ( 0.91)        ( 1.40)        ( 0.47)             --
  Distributions in excess of realized gains .....          --             --         ( 0.03)            --              --
  Tax return of capital distributions ...........          --             --             --             --          ( 0.00)
                                                    ----------     ----------     ----------     ----------      ---------
  Total dividends and distributions .............      ( 2.17)        ( 1.50)        ( 1.96)        ( 1.01)         ( 0.47)
                                                    ----------     ----------     ----------     ----------      ---------
 Net asset value, end of period .................   $    18.51      $   17.58      $   16.64      $   16.76      $   14.87
                                                    ==========     ==========     ==========     ==========      =========
 Total return (c) ...............................        18.11%         15.06%         11.68%         19.75%        ( 8.02)%
                                                    ==========     ==========     ==========     ==========      =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $1,936,429     $1,724,089     $1,637,856     $1,523,142      $1,329,820
 Ratio of expenses to average net assets ........         0.45%          0.45%          0.41%          0.40%           0.39%
 Ratio of net investment income to average
  net assets ....................................         3.00%          3.30%          3.15%          3.33%           2.87%
 Portfolio turnover rate ........................           95%           146%           177%           186%            115%



                                                      CLASS IB
                                                  ----------------
                                                    JULY 8, 1998
                                                         TO
                                                    DECEMBER 31,
                                                        1998
                                                  ----------------
 Net asset value, beginning of period (b) .......    $   19.48
                                                     ---------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................         0.24
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions .................................         0.66
                                                     ---------
  Total from investment operations ..............         0.90
                                                     ---------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........       ( 0.20)
  Dividends in excess of net investment
   income .......................................           --
  Distributions from realized gains .............       ( 1.67)
  Distributions in excess of realized gains .....           --
  Tax return of capital distributions ...........           --
                                                     ---------
  Total dividends and distributions .............       ( 1.87)
                                                     ---------
 Net asset value, end of period .................    $   18.51
                                                     =========
 Total return (c) ...............................         4.92%
                                                     =========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............    $      10
 Ratio of expenses to average net assets ........         0.70%(d)
 Ratio of net investment income to average
  net assets ....................................         2.65%(d)
 Portfolio turnover rate ........................           95%

ALLIANCE GROWTH INVESTORS PORTFOLIO:


                                                                                 CLASS IA
                                                  -----------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                       1998           1997           1996          1995          1994
                                                  -------------- -------------- -------------- ------------ -------------
 Net asset value, beginning of period (b) .......   $   18.55      $   17.20      $   17.68      $ 14.66       $ 15.61
                                                    ---------      ---------      ---------      -------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................        0.41           0.41           0.40         0.57          0.50
  Net realized and unrealized gain (loss) on
   on investments and foreign currency
   transactions .................................        3.03           2.43           1.66         3.24        ( 0.98)
                                                    ---------      ---------      ---------      -------       -------
  Total from investment operations ..............        3.44           2.84           2.06         3.81        ( 0.48)
                                                    ---------      ---------      ---------      -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........      ( 0.41)        ( 0.46)        ( 0.40)      ( 0.54)       ( 0.46)
  Dividends in excess of net investment
   income .......................................          --             --         ( 0.03)      ( 0.01)       ( 0.01)
  Distributions from realized gains .............      ( 1.71)        ( 1.03)        ( 2.10)      ( 0.24)           --
  Distributions in excess of realized gains .....          --             --         ( 0.01)          --            --
                                                    ----------     ----------     ----------     --------      -------
  Total dividends and distributions .............      ( 2.12)        ( 1.49)        ( 2.54)      ( 0.79)       ( 0.47)
                                                    ----------     ----------     ----------     --------      -------
 Net asset value, end of period .................   $   19.87      $   18.55      $   17.20      $ 17.68       $ 14.66
                                                    ==========     ==========     ==========     ========      =======
 Total return (c) ...............................       19.13%         16.87%         12.61%       26.37%       ( 3.15)%
                                                    ==========     ==========     ==========     ========      =======
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $1,963,074     $1,630,389     $1,301,643     $896,134     $492,478
 Ratio of expenses to average net assets ........        0.55%          0.57%          0.57%        0.56%        0.59%
 Ratio of net investment income to average
  net assets ....................................        2.10%          2.18%          2.31%        3.43%        3.32%
 Portfolio turnover rate ........................         102%           121%           190%         107%         131%



                                                                   CLASS IB
                                                  ------------------------------------------
                                                        YEAR ENDED            OCTOBER 2,
                                                       DECEMBER 31,             1996 TO
                                                  -----------------------    DECEMBER 31,
                                                      1998        1997           1996
                                                  ----------- ----------- ------------------
 Net asset value, beginning of period (b) .......   $ 18.52     $ 17.19      $    16.78
                                                    -------     -------      ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .........................     0.36        0.36             0.07
  Net realized and unrealized gain (loss) on
   on investments and foreign currency
   transactions .................................     3.03        2.43             0.71
                                                    -------     -------      ----------
  Total from investment operations ..............     3.39        2.79             0.78
                                                    -------     -------      ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment income ..........   ( 0.36)     ( 0.43)          ( 0.02)
  Dividends in excess of net investment
   income .......................................       --          --           ( 0.09)
  Distributions from realized gains .............   ( 1.71)     ( 1.03)          ( 0.02)
  Distributions in excess of realized gains .....       --          --           ( 0.24)
                                                    -------     -------      ----------
  Total dividends and distributions .............   ( 2.07)     ( 1.46)          ( 0.37)
                                                    -------     -------      ----------
 Net asset value, end of period .................  $ 19.84     $ 18.52       $    17.19
                                                    =======     =======      ==========
 Total return (c) ...............................    18.83%      16.58%            4.64%
                                                    =======     =======      ==========
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's) ..............   $92,027     $35,730      $      472
 Ratio of expenses to average net assets ........      0.80%       0.82%           0.84% (d)
 Ratio of net investment income to average
  net assets ....................................      1.85%       1.88%           1.69% (d)
 Portfolio turnover rate ........................       102%        121%            190%

THE HUDSON RIVER TRUST
FINANCIAL HIGHLIGHTS--(Concluded)
December 31, 1998

---------
(a) Net investment income and capital changes per share are based upon monthly average shares outstanding.

(b) Date as of which funds were first allocated to the Portfolios are as follows:

     Class IA:

    Alliance Common Stock Portfolio--June 16, 1975
    Alliance Money Market Portfolio--July 13, 1981
    Alliance Balanced Portfolio--January 27, 1986
    Alliance Aggressive Stock Portfolio--January 27, 1986
    Alliance High Yield Portfolio--January 2, 1987
    Alliance Global Portfolio--August 27, 1987
    Alliance Conservative Investors Portfolio--October 2, 1989
    Alliance Growth Investors Portfolio--October 2, 1989
    Alliance Intermediate Government Securities Portfolio--April 1, 1991 Alliance Quality Bond Portfolio--October 1, 1993
    Alliance Growth and Income Portfolio--October 1, 1993
    Alliance Equity Index Portfolio--March 1, 1994
    Alliance International Portfolio--April 3, 1995
    Alliance Small Cap Growth Portfolio--May 1, 1997

    Class IB:

    Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Global, Alliance Aggressive Stock and Alliance Growth Investors Portfolios--October 2, 1996.
    Alliance Intermediate Government Securities, Alliance Growth and Income, Alliance Equity Index, Alliance International, Alliance Small Cap Growth and Alliance Conservative Investors Portfolios--May 1, 1997.
    Alliance Quality Bond and Alliance Balanced Portfolios--July 8, 1998.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(d) Annualized.

(e) On February 22, 1994, shares of the Alliance Intermediate Government Securities Portfolio of the Trust were substituted for shares of the Trust's Alliance Short-Term World Income Portfolio.

                       REPORT OF INDEPENDENT ACCOUNTANTS







To the Trustees and Shareholders of
The Hudson River Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Money Market Portfolio, Alliance Intermediate Government Securities Portfolio, Alliance Quality Bond Portfolio, Alliance High Yield Portfolio, Alliance Growth and Income Portfolio, Alliance Equity Index Portfolio, Alliance Common Stock Portfolio, Alliance Global Portfolio, Alliance International Portfolio, Alliance Aggressive Stock Portfolio, Alliance Small Cap Growth Portfolio, Alliance Conservative Investors Portfolio, Alliance Balanced Portfolio and Alliance Growth Investors Portfolio (constituting the fourteen portfolios of The Hudson River Trust, hereafter referred to as the "Trust") at December 31, 1998, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.






PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036
February 8, 1999